UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois 60606

(Address of principal executive offices) (Zip code)

Caroline Kraus, Esq.	Copies to:
Goldman Sachs & Co. LLC	Geoffrey R.T. Kenyon, Esq.
200 West Street	Dechert LLP
New York, New York 10282	100 Oliver Street
40th Floor
Boston, MA 02110-2605

(Name and address of agents for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: October 31

Date of reporting period: April 30, 2021

ITEM 1.	REPORTS TO STOCKHOLDERS.

The Semi-Annual Report to Shareholders is filed herewith.

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Dividend Focus Funds
Income Builder
Rising Dividend Growth

Goldman Sachs Dividend Focus Funds

∎	INCOME BUILDER

∎	RISING DIVIDEND GROWTH

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Portfolio Management Team Changes for the

Goldman Sachs Dividend Focus Funds

Effective May 24, 2021, after the close of the Reporting Period, Christopher Lvoff no longer served as a portfolio manager of the Goldman Sachs Income Builder Fund and Goldman Sachs Rising Dividend Growth Fund (the “Funds”). Effective the same date, Neill Nuttall, Managing Director and Chief Investment Officer in the Multi-Asset Solutions (“MAS”) Group in Goldman Sachs Asset Management, began serving as a portfolio manager for the Goldman Sachs Income Builder Fund, and Siwen Wu, Vice President in the MAS Group, began serving as a portfolio manager for the Goldman Sachs Rising Dividend Growth Fund. Ashish Shah, Ron Arons, Collin Bell and Charles “Brook” Dane continue to serve as portfolio managers for the Goldman Sachs Income Builder Fund. Monali Vora, Aron Kershner and Kyri Loupis continue to serve as portfolio managers for the Goldman Sachs Rising Dividend Growth Fund. By design, all investment decisions for the Funds are performed within a co-lead or team structure, with multiple subject matter experts. This strategic decision making has been the cornerstone of our approach and helps to ensure continuity in the Funds.

1

FUND BASICS

Income Builder Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]	ICE BofAML BB to B U.S. High Yield Constrained Index[3]

Class A	14.48%	36.30%	6.63%
Class C	14.01	36.30	6.63
Institutional	14.66	36.30	6.63
Investor	14.62	36.30	6.63
Class R6	14.66	36.30	6.63
Class P	14.66	36.30	6.63

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. This index is constructed to provide a comprehensive and unbiased barometer for the large-cap value segment. The Index is completely reconstituted annually to ensure new and growing equities are included and that the represented companies continue to reflect value characteristics. It is not possible to invest directly in an unmanaged index.

[3]	The BofAML BB to B U.S. High Yield Constrained Index contains all securities in the ICE BofAML U.S. High Yield Index rated BB1 through B3, based on an average of Moody’s, S&P and Fitch, but caps issuer exposure at 2%. Index constituents are capitalization-weighted, based on their current amount outstanding, provided the total allocation to an individual issuer does not exceed 2%. Issuers that exceed the limit are reduced to 2% and the face value of each of their bonds is adjusted on a pro-rata basis. Similarly, the face values of bonds of all other issuers that fall below the 2% cap are increased on a pro-rata basis. It is not possible to invest directly in an unmanaged index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

2

FUND BASICS

TOP TEN EQUITY HOLDINGS AS OF 4/30/21[4]

Holding	% of Net Assets	Line of Business

Johnson & Johnson	1.0%	Pharmaceuticals
Comcast Corp. Class A	0.9	Media
Linde PLC	0.9	Chemicals
Cisco Systems, Inc.	0.9	Communications Equipment
Schneider Electric SE ADR	0.9	Electrical Equipment
Deere & Co.	0.9	Machinery
Medtronic PLC	0.8	Health Care Equipment & Supplies
Honeywell International, Inc.	0.8	Industrial Conglomerates
JPMorgan Chase & Co.	0.8	Banks
Bristol-Myers Squibb Co.	0.8	Pharmaceuticals

[4]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND’S EQUITY SECTOR ALLOCATIONS VS. BENCHMARK[5]

As of April 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of the total value of the Fund’s Equity investments market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

3

FUND BASICS

FUND’S FIXED INCOME COMPOSITION[6]

[6]	The percentage shown for each investment category reflects the value of investments in that category as a percentage of the Fund’s Fixed Income investments. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Rising Dividend Growth Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500 Index[2]

Class A	36.14%	28.85%
Class C	35.58	28.85
Institutional	36.23	28.85
Investor	36.26	28.85
Class R6	36.37	28.85
Class R	35.91	28.85
Class P	36.23	28.85

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance reflects the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500 Index is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Comcast Corp. Class A	2.5%	Media
Activision Blizzard, Inc.	1.9	Entertainment
MPLX LP	1.9	Oil, Gas & Consumable Fuels
Enterprise Products Partners LP	1.7	Oil, Gas & Consumable Fuels
Energy Transfer LP	1.7	Oil, Gas & Consumable Fuels
ViacomCBS, Inc. Class B	1.6	Media
Danaher Corp.	1.5	Health Care Equipment & Supplies
Omnicom Group, Inc.	1.5	Media
UnitedHealth Group, Inc.	1.5	Health Care Providers & Services
The Interpublic Group of Cos., Inc.	1.3	Media

[3]	The top 10 holdings may not be representative of the Fund’s future investments. The top 10 holdings exclude investments in money market funds.

FUND VS. BENCHMARK SECTOR ALLOCATION[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 38.0%
Aerospace & Defense – 0.6%
33,940	Northrop Grumman Corp.	$12,029,694

Banks – 2.8%
401,014	BNP Paribas SA ADR(a)	12,860,519
110,410	JPMorgan Chase & Co.	16,982,162
89,304	M&T Bank Corp.	14,082,348
246,698	Truist Financial Corp.	14,631,658

		58,556,687

Beverages – 0.7%
278,431	The Coca-Cola Co.	15,029,705

Biotechnology – 0.4%
31,136	Amgen, Inc.	7,461,431

Capital Markets – 1.5%
12,057	BlackRock, Inc.	9,878,300
37,255	CME Group, Inc.	7,525,138
100,104	Morgan Stanley	8,263,585
54,793	Singapore Exchange Ltd. ADR	6,449,136

		32,116,159

Chemicals – 1.2%
22,290	Ecolab, Inc.	4,995,635
67,449	Linde PLC	19,279,622

		24,275,257

Commercial Services & Supplies – 0.5%
94,610	Republic Services, Inc.	10,057,043

Communications Equipment – 1.1%
368,793	Cisco Systems, Inc.	18,775,252
143,937	Juniper Networks, Inc.	3,654,560

		22,429,812

Construction & Engineering – 0.3%
262,424	Vinci SA ADR	7,179,921

Consumer Finance – 0.4%
49,840	American Express Co.	7,642,964

Containers & Packaging – 0.7%
262,027	International Paper Co.	15,197,566

Diversified Telecommunication Services – 0.7%
262,770	Verizon Communications, Inc.	15,185,478

Electric Utilities – 1.1%
923,410	Enel SpA ADR	9,132,525
128,296	NextEra Energy, Inc.	9,944,223
68,465	Xcel Energy, Inc.	4,881,554

		23,958,302

Electrical Equipment – 1.6%
110,479	Eaton Corp. PLC	15,790,763
581,783	Schneider Electric SE ADR	18,532,698

		34,323,461

Electronic Equipment, Instruments & Components – 0.4%
59,657	TE Connectivity Ltd.	8,022,077

Common Stocks – (continued)
Entertainment(a) – 0.3%
29,565	The Walt Disney Co.	5,499,681

Equity Real Estate Investment Trusts (REITs) – 2.7%
45,375	Alexandria Real Estate Equities, Inc.	8,217,412
34,381	American Tower Corp.	8,759,247
43,129	AvalonBay Communities, Inc.	8,280,768
36,026	Boston Properties, Inc.	3,939,443
53,000	Camden Property Trust	6,385,440
167,134	Hudson Pacific Properties, Inc.	4,698,137
60,024	Prologis, Inc.	6,994,597
160,584	Ventas, Inc.	8,905,989

		56,181,033

Food Products – 1.0%
70,561	Archer-Daniels-Midland Co.	4,454,516
94,234	Mondelez International, Inc. Class A	5,730,370
98,097	Nestle SA ADR	11,725,534

		21,910,420

Health Care Equipment & Supplies – 1.3%
131,272	Medtronic PLC	17,186,130
59,020	Zimmer Biomet Holdings, Inc.	10,455,983

		27,642,113

Health Care Providers & Services – 0.8%
80,301	CVS Health Corp.	6,134,996
27,311	UnitedHealth Group, Inc.	10,891,627

		17,026,623

Hotels, Restaurants & Leisure – 1.4%
255,076	Aramark	9,914,804
59,731	McDonald’s Corp.	14,101,295
46,655	Starbucks Corp.	5,341,531

		29,357,630

Household Products – 0.7%
47,498	Kimberly-Clark Corp.	6,332,434
68,877	The Procter & Gamble Co.	9,189,569

		15,522,003

Industrial Conglomerates – 0.8%
76,228	Honeywell International, Inc.	17,001,893

Insurance – 1.2%
69,298	Chubb Ltd.	11,890,844
35,068	The Travelers Cos., Inc.	5,423,617
177,145	Zurich Insurance Group AG ADR	7,282,431

		24,596,892

IT Services – 1.4%
21,587	Accenture PLC Class A	6,259,582
96,554	Cognizant Technology Solutions Corp. Class A	7,762,942
54,430	Fidelity National Information Services, Inc.	8,322,347

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
52,010	International Business Machines Corp.	$7,379,179

		29,724,050

Machinery – 1.5%
49,521	Deere & Co.	18,364,863
56,859	Illinois Tool Works, Inc.	13,103,725

		31,468,588

Media – 0.9%
194,739	Bright Pattern Holding Co.(b)	486,846
346,719	Comcast Corp. Class A	19,468,272

		19,955,118

Metals & Mining – 0.7%
166,549	Rio Tinto PLC ADR	14,166,658

Multi-Utilities – 1.3%
93,765	Ameren Corp.	7,955,022
63,892	CMS Energy Corp.	4,114,006
111,510	National Grid PLC ADR	7,022,900
67,842	Public Service Enterprise Group, Inc.	4,284,901
29,137	Sempra Energy	4,008,377

		27,385,206

Oil, Gas & Consumable Fuels – 1.1%
782	Chesapeake Energy Corp.(a)	35,636
141,487	Chevron Corp.	14,583,065
100,649	Noble Corp. (Oil, Gas & Consumable Fuels)	1,892,201
4,759	Noble Corp.(b) (Oil, Gas & Consumable Fuels)	89,469
183,398	Royal Dutch Shell PLC ADR Class A	6,969,124
17,730	Summit Midstream Partners LP(a)	418,606

		23,988,101

Pharmaceuticals – 3.2%
100,887	AstraZeneca PLC ADR(c)	5,354,073
258,320	Bristol-Myers Squibb Co.	16,124,334
87,212	Eli Lilly & Co.	15,939,737
125,517	Johnson & Johnson	20,425,382
120,117	Novartis AG ADR	10,238,773

		68,082,299

Road & Rail – 0.9%
35,120	Norfolk Southern Corp.	9,806,909
37,757	Union Pacific Corp.	8,385,452

		18,192,361

Semiconductors & Semiconductor Equipment – 1.3%
23,687	KLA Corp.	7,469,695
47,244	QUALCOMM, Inc.	6,557,467
77,921	Texas Instruments, Inc.	14,065,520

		28,092,682

Common Stocks – (continued)
Software – 0.2%
17,095	Microsoft Corp.	4,311,017

Specialty Retail – 0.7%
45,640	The Home Depot, Inc.	14,772,299

Water Utilities – 0.6%
82,964	American Water Works Co., Inc.	12,941,554

TOTAL COMMON STOCKS
(Cost $579,258,184)		$801,283,778

Shares	Dividend Rate	Value

Preferred Stocks(d) – 0.5%
Capital Markets(a)(e) – 0.2%
Morgan Stanley, Inc. (3M USD LIBOR + 3.708%)
183,597	6.375%	$5,204,975

Diversified Telecommunication Services – 0.1%
Qwest Corp.
43,276	6.500	1,104,404

Insurance(a)(e) – 0.2%
Delphi Financial Group, Inc. (3M USD LIBOR + 3.190%)
143,849	3.388	3,200,640

TOTAL PREFERRED STOCKS
(Cost $8,780,987)		$9,510,019

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – 45.9%
Advertising(d)(f) – 0.2%
Terrier Media Buyer, Inc.
$2,850,000	8.875%		12/15/27	$3,088,688

Aerospace & Defense(d) – 0.6%
The Boeing Co.
3,432,000	5.150		05/01/30	3,994,505
1,652,000	5.805		05/01/50	2,119,879
TransDigm, Inc.
365,000	6.500		05/15/25	371,460
3,300,000	5.500		11/15/27	3,432,000
315,000	4.625(f)		01/15/29	309,488
266,000	4.875	(f)	05/01/29	262,010
Triumph Group, Inc.
2,885,000	7.750		08/15/25	2,856,150

				13,345,492

Agriculture – 0.5%
BAT Capital Corp.(d)
10,000,000	4.390		08/15/37	10,302,700
MHP SE
670,000	7.750		05/10/24	705,091

				11,007,791

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Airlines(f) – 0.5%
Air Canada Pass Through Trust Series 2013-1, Class B
$1,386,667	5.375%		05/15/21	$1,387,249
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
522,000	5.500		04/20/26	548,100
1,717,000	5.750		04/20/29	1,839,336
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd.(d)
2,155,000	5.750		01/20/26	2,270,831
United Airlines, Inc.(d)
1,625,000	4.375		04/15/26	1,685,938
2,080,000	4.625		04/15/29	2,160,600

				9,892,054

Automotive – 1.4%
American Axle & Manufacturing, Inc.(d)
1,000	6.250		04/01/25	1,034
BorgWarner, Inc.(f)
4,100,000	5.000		10/01/25	4,731,072
Clarios Global LP/Clarios US Finance Co.(d)(f)
1,850,000	8.500		05/15/27	1,995,687
Dana, Inc.(d)
2,075,000	4.250		09/01/30	2,103,531
Dealer Tire LLC/DT Issuer LLC(d)(f)
4,342,000	8.000		02/01/28	4,591,665
Ford Motor Co.
1,464,000	8.500		04/21/23	1,639,676
Ford Motor Credit Co. LLC(d)
1,600,000	4.140		02/15/23	1,657,830
400,000	4.687		06/09/25	428,505
1,543,000	5.125		06/16/25	1,684,302
4,260,000	3.375		11/13/25	4,356,370
General Motors Co.(d)
3,000,000	6.600		04/01/36	3,993,390
Meritor, Inc.(d)(f)
450,000	6.250		06/01/25	479,250
Real Hero Merger Sub 2, Inc.(d)(f)
360,000	6.250		02/01/29	373,050
Tupy Overseas SA(d)(f)
200,000	4.500		02/16/31	197,500
Wheel Pros, Inc.(d)(f)
1,420,000	6.500		05/15/29	1,420,000

				29,652,862

Banks – 3.7%
Akbank T.A.S.(d)(e) (5 Year USD Swap + 5.026%)
320,000	7.200		03/16/27	321,260
Alfa Bank AO Via Alfa Bond Issuance PLC(d)(e) (5 year CMT + 4.546%)
360,000	5.950		04/15/30	369,967
Banco Davivienda SA(d)(e)(f) (10 year CMT + 5.097%)
220,000	6.650		04/22/49	223,641
Banco de Bogota SA
330,000	6.250		05/12/26	369,435
Banco do Brasil SA(d)(e) (10 Year CMT + 4.398%)
200,000	6.250		04/15/49	197,750
Banco Industrial SA/Guatemala(d)(e)(f) (5 Year CMT + 4.442%)
460,000	4.875		01/29/31	473,455

Corporate Obligations – (continued)
Banks – (continued)
Banco Mercantil del Norte SA(d)(e) (5 year CMT + 4.967%)
690,000	6.750		09/27/49	721,826
Banco Santander SA
2,000,000	3.490		05/28/30	2,115,160
Bank of America Corp.(d)(e) (3M USD LIBOR + 3.898%)
4,000,000	6.100		03/17/49	4,511,160
BBVA Bancomer SA(d)(e) (5 Year CMT + 2.650%)
530,000	5.125		01/18/33	549,312
BNP Paribas SA(f)
2,700,000	4.375		05/12/26	3,006,396
CIT Group, Inc.(d)
4,025,000	5.250		03/07/25	4,543,219
Citigroup, Inc.(d)(e)
(3M USD LIBOR + 4.517%)
1,890,000	6.250		08/15/49	2,204,212
(SOFR + 3.914%)
900,000	4.412		03/31/31	1,030,374
Credit Bank of Moscow Via CBOM Finance PLC
260,000	4.700	(f)	01/29/25	263,055
(5 Year USD Swap + 5.416%)
280,000	7.500	(d)(e)	10/05/27	281,313
Credit Suisse Group AG(d)(e)(f) (5 Year USD Swap + 4.598%)
1,702,000	7.500		12/11/49	1,876,455
Deutsche Bank AG(d)(e)
(5 Year CMT + 4.524%)
800,000	6.000		10/30/49	835,000
(5 Year USD Swap + 2.248%)
2,000,000	4.296		05/24/28	2,074,000
First Bank of Nigeria, Ltd. Via FBN Finance Co. BV(f)
200,000	8.625		10/27/25	209,310
FirstRand Bank Ltd.(d)(e) (5 Year USD Swap + 3.561%)
320,000	6.250		04/23/28	338,660
Freedom Mortgage Corp.(d)(f)
3,225,000	7.625		05/01/26	3,362,062
Grupo Aval Ltd.(d)
340,000	4.375	(f)	02/04/30	340,382
200,000	4.375		02/04/30	200,225
ING Groep NV(d)(e) (5 Year USD Swap + 4.446%)
5,000,000	6.500		04/16/49	5,562,500
Intesa Sanpaolo SpA(f)
8,000,000	5.017		06/26/24	8,670,000
Itau Unibanco Holding SA(d)(e) (5 Year CMT + 3.981%)
500,000	6.125		12/12/49	505,875
JPMorgan Chase & Co.(d)(e)
(3M USD LIBOR + 3.330%)
4,000,000	6.125		04/30/49	4,341,600
(3M USD LIBOR + 3.800%)
2,700,000	3.976		08/01/49	2,710,665
(SOFR + 2.515%)
441,000	2.956		05/13/31	453,895
Morgan Stanley, Inc.(d)(e) (3M USD LIBOR + 3.610%)
2,731,000	3.794		07/15/49	2,737,827
Natwest Group PLC
2,675,000	3.875		09/12/23	2,871,131
2,975,000	6.000		12/19/23	3,355,910

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Banks – (continued)
	OTP Bank Nyrt(d)(e) (-1x 5M EURIBOR ICE Swap + 3.200%)
EUR	390,000	2.875%		07/15/29	$479,281
	Standard Bank Group, Ltd.(d)(e) (5 year USD ICE Swap + 3.754%)
	$200,000	5.950		05/31/29	212,225
	Standard Chartered PLC(d)(e)(f) (5 Year CMT + 3.805%)
	4,255,000	4.750		01/14/49	4,313,506
	Tinkoff Bank JSC Via TCS Finance, Ltd.(d)(e) (5 year CMT + 7.592%)
	550,000	9.250		09/15/49	575,197
	Truist Financial Corp.(d)(e) (10 Year CMT + 4.349%)
	2,237,000	5.100		03/01/49	2,495,284
	Turkiye Vakiflar Bankasi TAO
	200,000	6.000		11/01/22	200,663
	220,000	6.500(f)		01/08/26	219,381
	UBS Group AG(d)(e) (5 Year USD Swap + 4.590%)
	4,000,000	6.875		08/07/49	4,545,000
	UniCredit SpA(d)(e)(f) (5 Year CMT + 4.750%)
	1,525,000	5.459		06/30/35	1,624,958
	United Bank for Africa PLC
	670,000	7.750		06/08/22	691,641
	Uzbek Industrial and Construction Bank ATB
	370,000	5.750		12/02/24	382,557
	Yapi ve Kredi Bankasi A/S(d)(e)
	(5 year CMT + 7.415%)
	340,000	7.875	(f)	01/22/31	340,744
	(5 Year USD Swap + 11.245%)
	260,000	13.875		01/15/49	291,769

					77,999,238

Beverages – 0.7%
	Anadolu Efes Biracilik Ve Malt Sanayii A/S
	350,000	3.375		11/01/22	353,238
	Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.(d)
	8,050,000	4.700		02/01/36	9,521,621
	Central American Bottling Corp.(d)
	480,000	5.750		01/31/27	505,200
	Constellation Brands, Inc.(d)
	2,275,000	2.875		05/01/30	2,346,685
	Keurig Dr Pepper, Inc.(d)
	1,055,000	3.200		05/01/30	1,124,788
	308,000	3.800		05/01/50	328,186

					14,179,718

Building Materials(d) – 0.4%
	Builders FirstSource, Inc.(f)
	1,347,000	6.750		06/01/27	1,444,657
	940,000	5.000		03/01/30	997,575
	Cemex SAB de CV
	670,000	7.375		06/05/27	757,268
	CP Atlas Buyer, Inc.(f)
	2,160,000	7.000		12/01/28	2,235,600
	Masonite International Corp.(f)
	2,075,000	5.375		02/01/28	2,202,094

					7,637,194

Corporate Obligations – (continued)
Chemicals(d) – 0.9%
	Air Products & Chemicals, Inc.
	200,000	2.800		05/15/50	189,676
	Axalta Coating Systems LLC(f)
	3,100,000	3.375		02/15/29	3,007,000
	HB Fuller Co.
	1,060,000	4.250		10/15/28	1,075,900
	Herens Holdco S.a.r.l.(f)(g)
	1,795,000	4.750		05/15/28	1,795,000
	INEOS Quattro Finance 2 PLC(f)
	780,000	3.375		01/15/26	778,050
	Ingevity Corp.(f)
	2,775,000	4.500		02/01/26	2,833,969
	1,305,000	3.875		11/01/28	1,303,369
	Minerals Technologies, Inc.(f)
	1,695,000	5.000		07/01/28	1,767,037
	OCI NV(f)
	1,125,000	5.250		11/01/24	1,164,375
	Rayonier AM Products, Inc.(f)
	296,000	7.625		01/15/26	314,130
	Sasol Financing USA LLC
	280,000	4.375		09/18/26	284,200
	Valvoline, Inc.(f)
	885,000	3.625		06/15/31	862,875
	WR Grace & Co-Conn(f)
	2,938,000	4.875		06/15/27	3,055,520

					18,431,101

Commercial Services – 1.1%
	Allied Universal Holdco LLC/Allied Universal Finance Corp.(d)(f)
	2,557,000	6.625		07/15/26	2,704,027
	Avis Budget Car Rental LLC/Avis Budget Finance, Inc.(d)(f)
	1,605,000	5.375		03/01/29	1,673,213
	Bright Scholar Education Holdings, Ltd.
	360,000	7.450		07/31/22	373,500
	IHS Markit Ltd.(d)(f)
	5,675,000	4.750		02/15/25	6,378,303
	Metis Merger Sub LLC(d)(f)
	1,209,000	6.500		05/15/29	1,209,000
	MPH Acquisition Holdings LLC(d)(f)
	1,915,000	5.750		11/01/28	1,879,094
	NESCO Holdings II, Inc.(d)(f)
	664,000	5.500		04/15/29	683,090
	Rent-A-Center, Inc.(d)(f)
	850,000	6.375		02/15/29	918,000
	Sabre GLBL, Inc.(d)(f)
	2,405,000	9.250		04/15/25	2,876,981
	Techem Verwaltungsgesellschaft 674 MBH(d)
EUR	760,000	6.000		07/30/26	945,708
	Verisure Holding AB(d)(f)
	725,000	3.250		02/15/27	877,253
	Verisure Midholding AB(d)
	600,000	5.250		02/15/29	744,332
	800,000	5.250(f)		02/15/29	993,010

					22,255,511

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Computers(d) – 1.3%
	Austin BidCo, Inc.(f)
	$2,371,000	7.125%		12/15/28	$2,412,493
	Banff Merger Sub, Inc.(f)
	1,000,000	9.750		09/01/26	1,063,750
	Booz Allen Hamilton, Inc.(f)
	2,513,000	3.875		09/01/28	2,519,282
	Dell International LLC/EMC Corp.(f)
	5,000,000	8.100		07/15/36	7,397,150
	Hewlett Packard Enterprise Co.
	3,000,000	6.200		10/15/35	3,985,410
	Presidio Holdings, Inc.(f)
	2,095,000	8.250		02/01/28	2,288,788
	Seagate HDD Cayman(f)
	3,979,000	3.125		07/15/29	3,829,787
	Unisys Corp.(f)
	1,060,000	6.875		11/01/27	1,166,000
	Western Digital Corp.
	3,000,000	4.750		02/15/26	3,322,500

					27,985,160

Cosmetics/Personal Care(d) – 0.2%
	Coty, Inc.
EUR	3,650,000	4.000		04/15/23	4,342,354

Distribution & Wholesale(d)(f) – 0.9%
	American Builders & Contractors Supply Co, Inc.
	$2,760,000	3.875		11/15/29	2,756,550
	BCPE Empire Holdings, Inc.
	2,446,000	7.625		05/01/27	2,433,770
	Core & Main Holdings LP(h) (PIK 9.375%, Cash 8.625%)
	3,000,000	8.625		09/15/24	3,067,500
	IAA, Inc.
	750,000	5.500		06/15/27	787,500
	Performance Food Group, Inc.
	2,150,000	5.500		06/01/24	2,152,687
	1,150,000	5.500		10/15/27	1,213,250
	Univar Solutions USA, Inc.
	3,200,000	5.125		12/01/27	3,344,000
	Wolverine Escrow LLC
	3,118,000	8.500		11/15/24	3,040,050
	250,000	9.000		11/15/26	243,750

					19,039,057

Diversified Financial Services – 2.6%
	AerCap Holdings NV(d)(e) (5 Year CMT + 4.535%)
	1,825,000	5.875		10/10/79	1,888,875
	Air Lease Corp.(d)
	2,750,000	3.750		06/01/26	2,970,220
	(5 year CMT + 4.076%)
	1,315,000	4.650	(e)	06/15/49	1,341,300
	Ally Financial, Inc.
	4,000,000	8.000		11/01/31	5,622,120
	Aviation Capital Group LLC(d)(f)
	800,000	1.950		01/30/26	785,680
	Avolon Holdings Funding Ltd.(d)(f)
	3,450,000	5.250		05/15/24	3,767,055

Corporate Obligations – (continued)
Diversified Financial Services – (continued)
	Compass Group Diversified Holdings LLC(d)(f)
	1,418,000	5.250		04/15/29	1,495,990
	Curo Group Holdings Corp.(d)(f)
	2,125,000	8.250		09/01/25	2,164,844
	GE Capital Funding LLC(d)(f)
	2,350,000	3.450		05/15/25	2,549,303
	Global Aircraft Leasing Co. Ltd.(d)(f)(h) (PIK 7.250%, Cash 6.500%)
	1,879,174	6.500		09/15/24	1,874,476
	Huarong Finance 2017 Co., Ltd.(d)(e) (-1X 5 year CMT + 7.773%)
	230,000	4.500		01/24/49	147,488
	LD Holdings Group LLC(d)(f)
	1,910,000	6.500		11/01/25	2,012,662
	1,765,000	6.125		04/01/28	1,771,619
	Midcap Financial Issuer Trust(d)(f)
	1,617,000	6.500		05/01/28	1,671,574
	Nationstar Mortgage Holdings, Inc.(d)(f)
	2,651,000	5.500		08/15/28	2,678,963
	Navient Corp.
	3,000,000	5.500		01/25/23	3,138,750
	NFP Corp.(d)(f)
	1,505,000	6.875		08/15/28	1,578,369
	Oilflow SPV 1 DAC
	338,803	12.000		01/13/22	342,191
	OneMain Finance Corp.
	1,602,000	7.125		03/15/26	1,866,330
	OneMain Finance Corp.(d)
	1,643,000	4.000		09/15/30	1,585,495
	Park Aerospace Holdings Ltd.(d)(f)
	2,235,000	5.250		08/15/22	2,335,575
	Raymond James Financial, Inc.(d)
	900,000	4.650		04/01/30	1,065,726
	The Charles Schwab Corp.(d)(e)
	(3M USD LIBOR + 3.315%)
	2,195,000	4.625		03/01/49	2,243,553
	(5 year CMT + 3.168%)
	2,875,000	4.000		06/01/49	2,965,361
	(5 Year CMT + 4.971%)
	1,250,000	5.375		06/01/49	1,397,437
	Unifin Financiera SAB de CV(d)
	400,000	7.000		01/15/25	380,325
	United Wholesale Mortgage LLC(d)(f)
	3,195,000	5.500		04/15/29	3,135,094
	Visa, Inc.(d)
	450,000	2.700		04/15/40	447,030

					55,223,405

Electrical – 0.8%
	Calpine Corp.(d)(f)
	4,215,000	3.750		03/01/31	4,014,787
	Cikarang Listrindo PT(d)
	520,000	4.950		09/14/26	534,235
	Eskom Holdings SOC Ltd.(i)
	630,000	6.350		08/10/28	684,928
	LLPL Capital Pte Ltd.
	419,520	6.875		02/04/39	489,606

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Electrical – (continued)
	Minejesa Capital B.V.
	$260,000	4.625%	08/10/30	$273,299
	Mong Duong Finance Holdings B.V.
	530,000	5.125	05/07/29	533,909
	NRG Energy, Inc.(d)
	2,800,000	3.750(f)	06/15/24	2,993,592
	115,000	5.750	01/15/28	122,188
	448,000	3.375(f)	02/15/29	439,040
	1,198,000	3.625(f)	02/15/31	1,169,548
	Pacific Gas & Electric Co.(d)
	1,470,000	3.500	08/01/50	1,270,947
	Sempra Energy(d)(e) (5 Year CMT + 4.550%)
	3,335,000	4.875	10/15/49	3,631,548

				16,157,627

Electrical Components & Equipment(d)(f) – 0.1%
	Wesco Distribution, Inc.
	1,473,000	7.250	06/15/28	1,631,348

Electronics(d)(f) – 0.1%
	Imola Merger Corp.
	1,803,000	4.750	05/15/29	1,872,867
	TTM Technologies, Inc.
	799,000	4.000	03/01/29	798,001

				2,670,868

Engineering & Construction(d) – 0.3%
	Aeropuertos Dominicanos Siglo XXI SA
	630,000	6.750	03/30/29	663,469
	Arcosa, Inc.(f)
	1,221,000	4.375	04/15/29	1,245,420
	ATP Tower Holdings LLC/Andean Tower Partners Colombia SAS/Andean Telecom Par(f)
	290,000	4.050	04/27/26	284,925
	Dycom Industries, Inc.(f)
	2,764,000	4.500	04/15/29	2,798,550
	IHS Netherlands Holdco B.V.(f)
	200,000	7.125	03/18/25	208,075
	International Airport Finance SA
	199,537	12.000	03/15/33	201,657
	KBR, Inc.(f)
	1,161,000	4.750	09/30/28	1,166,805
	Mexico City Airport Trust
	520,000	5.500	10/31/46	525,135

				7,094,036

Entertainment(d) – 0.6%
	Banijay Entertainment SASU(f)
	1,800,000	5.375	03/01/25	1,854,000
	Boyne USA, Inc.(f)
	1,275,000	4.750	05/15/29	1,310,062
	Live Nation Entertainment, Inc.(f)
	970,000	3.750	01/15/28	965,150
	Motion Bondco DAC(f)
	3,250,000	6.625	11/15/27	3,306,875
	Scientific Games International, Inc.(f)
	500,000	7.000	05/15/28	537,500

Corporate Obligations – (continued)
Entertainment(d) – (continued)
	Seaworld Parks & Entertainment, Inc.
	3,084,000	9.500	08/01/25	3,346,140
	Six Flags Entertainment Corp.(f)
	1,854,000	5.500	04/15/27	1,914,255

				13,233,982

Environmental(d) – 0.3%
	Covanta Holding Corp.
	670,000	5.000	09/01/30	688,425
	GFL Environmental, Inc.(f)
	730,000	5.125	12/15/26	766,500
	858,000	8.500	05/01/27	940,583
	2,624,000	4.000	08/01/28	2,502,640
	Stericycle, Inc.(f)
	1,950,000	5.375	07/15/24	2,010,937

				6,909,085

Food & Drug Retailing(d) – 1.4%
	Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(f)
	2,595,000	4.625	01/15/27	2,692,312
	1,995,000	5.875	02/15/28	2,127,169
	502,000	4.875	02/15/30	521,453
	Arcor SAIC
	110,000	6.000	07/06/23	105,036
	B&G Foods, Inc.
	4,020,000	5.250	04/01/25	4,130,550
	Bellis Acquisition Co. PLC(f)
GBP	475,000	3.250	02/16/26	657,540
	BRF SA
	$360,000	5.750	09/21/50	351,621
	H-Food Holdings LLC/Hearthside Finance Co., Inc.(f)
	2,820,000	8.500	06/01/26	2,901,075
	Kraft Heinz Foods Co.
	3,198,000	5.000	07/15/35	3,718,612
	2,592,000	4.375	06/01/46	2,768,183
	Post Holdings, Inc.(f)
	5,984,000	4.625	04/15/30	6,028,880
	United Natural Foods, Inc.(f)
	1,455,000	6.750	10/15/28	1,567,763
	US Foods, Inc.(f)
	2,690,000	4.750	02/15/29	2,716,900

				30,287,094

Gaming(d) – 0.4%
	Boyd Gaming Corp.
	2,950,000	4.750	12/01/27	3,012,688
	Genting New York LLC/GENNY Capital, Inc.(f)
	915,000	3.300	02/15/26	917,205
	Melco Resorts Finance Ltd.(f)
	280,000	5.375	12/04/29	296,660
	MGM China Holdings Ltd.(f)
	915,000	4.750	02/01/27	941,306
	MGM Resorts International
	1,832,000	4.750	10/15/28	1,928,180

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Gaming(d) – (continued)
	Wynn Macau Ltd.(f)
	$330,000	5.625%	08/26/28	$346,088
	550,000	5.125	12/15/29	563,578

				8,005,705

Gas(d) – 0.2%
	AmeriGas Partners LP/AmeriGas Finance Corp.
	4,125,000	5.875	08/20/26	4,614,844
	China Oil & Gas Group, Ltd.
	360,000	5.500	01/25/23	370,530

				4,985,374

Healthcare Providers & Services – 1.5%
	CAB SELAS(d)(f)
EUR	1,175,000	3.375	02/01/28	1,404,620
	Catalent Pharma Solutions, Inc.(d)(f)
	$1,005,000	3.125	02/15/29	972,337
	CHS/Community Health Systems, Inc.(d)(f)
	2,170,000	4.750	02/15/31	2,153,725
	DaVita, Inc.(d)(f)
	3,800,000	3.750	02/15/31	3,610,000
	Encompass Health Corp.(d)
	1,200,000	4.500	02/01/28	1,242,000
	HCA, Inc.
	8,870,000	5.000	03/15/24	9,883,664
	250,000	5.875(d)	02/15/26	287,188
	Laboratoire Eimer Selas(d)(f)
EUR	500,000	5.000	02/01/29	609,913
	Lifepoint Health, Inc.(d)(f)
	$2,635,000	5.375	01/15/29	2,631,706
	ModivCare, Inc.(d)(f)
	751,000	5.875	11/15/25	796,999
	Rede D’or Finance S.a.r.l.(d)
	200,000	4.500	01/22/30	197,000
	Select Medical Corp.(d)(f)
	1,700,000	6.250	08/15/26	1,806,250
	Tenet Healthcare Corp.(d)(f)
	2,000,000	6.250	02/01/27	2,095,000
	Universal Health Services, Inc.(d)(f)
	2,650,000	5.000	06/01/26	2,721,523

				30,411,925

Holding Companies-Diversified(d) – 0.0%
	KOC Holding A/S
	700,000	6.500	03/11/25	748,913

Home Builders – 0.7%
	Brookfield Residential Properties, Inc./Brookfield Residential US Corp.(d)(f)
	1,642,000	4.875	02/15/30	1,639,947
	Forestar Group, Inc.(d)(f)
	1,505,000	3.850	05/15/26	1,520,050
	Installed Building Products, Inc.(d)(f)
	800,000	5.750	02/01/28	842,000
	Lennar Corp.(d)
	1,825,000	4.125	01/15/22	1,853,143
	PulteGroup, Inc.
	3,000,000	7.875	06/15/32	4,248,750

Corporate Obligations – (continued)
Home Builders – (continued)
	Taylor Morrison Communities, Inc.(d)(f)
	1,301,000	5.125	08/01/30	1,427,848
	Tri Pointe Homes, Inc.(d)
	1,850,000	5.250	06/01/27	1,988,750
	413,000	5.700	06/15/28	458,934

				13,979,422

Household Products(d) – 0.2%
	Central Garden & Pet Co.
	1,380,000	4.125	10/15/30	1,416,225
	Kronos Acquisition Holdings, Inc./KIK Custom Products, Inc.(f)
	1,988,000	7.000	12/31/27	1,923,390
	Spectrum Brands, Inc.
	108,000	5.750	07/15/25	111,105

				3,450,720

Housewares(d) – 0.1%
	CD&R Smokey Buyer, Inc.(f)
	1,094,000	6.750	07/15/25	1,167,845
	Turkiye Sise ve Cam Fabrikalari A/S
	530,000	6.950	03/14/26	584,424

				1,752,269

Insurance – 0.9%
	Acrisure LLC/Acrisure Finance, Inc.(d)(f)
	2,230,000	4.250	02/15/29	2,177,037
	Acrisure LLC/Acrisure Finance, Inc.(d)(f)
	1,550,000	10.125	08/01/26	1,768,938
	Alliant Holdings Intermediate LLC/Alliant Holdings Co- Issuer(d)(f)
	1,666,000	6.750	10/15/27	1,757,630
	American International Group, Inc.(d)
	2,250,000	3.400	06/30/30	2,405,610
	BroadStreet Partners, Inc.(d)(f)
	2,940,000	5.875	04/15/29	2,962,050
	Fidelity & Guaranty Life Holdings, Inc.(d)(f)
	2,850,000	5.500	05/01/25	3,273,624
	HUB International Ltd.(d)(f)
	1,760,000	7.000	05/01/26	1,823,800
	Transatlantic Holdings, Inc.
	75,000	8.000	11/30/39	113,569
	USI, Inc.(d)(f)
	1,850,000	6.875	05/01/25	1,884,687

				18,166,945

Internet – 1.6%
	21Vianet Group, Inc.
	400,000	7.875	10/15/21	403,450
	Booking Holdings, Inc.(d)
	2,850,000	4.625	04/13/30	3,339,316
	Endure Digital, Inc.(d)(f)
	6,473,000	6.000	02/15/29	6,197,897
	Expedia Group, Inc.(d)(f)
	1,160,000	6.250	05/01/25	1,349,846
	1,382,000	4.625	08/01/27	1,554,847
	Getty Images, Inc.(d)(f)
	2,260,000	9.750	03/01/27	2,406,900

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Internet – (continued)
	Go Daddy Operating Co. LLC/GD Finance Co., Inc.(d)(f)
	$1,305,000	5.250%	12/01/27	$1,366,988
	GrubHub Holdings, Inc.(d)(f)
	3,400,000	5.500	07/01/27	3,565,750
	NortonLifeLock, Inc.(d)(f)
	4,000,000	5.000	04/15/25	4,045,000
	Uber Technologies, Inc.(d)(f)
	3,200,000	7.500	05/15/25	3,448,000
	1,800,000	6.250	01/15/28	1,953,000
	VeriSign, Inc.(d)
	4,000,000	5.250	04/01/25	4,524,080

				34,155,074

Iron/Steel – 0.3%
	ABJA Investment Co. Pte Ltd.
	650,000	5.950	07/31/24	704,153
	CAP SA(d)(f)
	200,000	3.900	04/27/31	195,500
	Cleveland-Cliffs, Inc.(d)
	1,038,000	5.750	03/01/25	1,066,545
	2,250,000	5.875	06/01/27	2,356,875
	1,620,000	4.875(f)	03/01/31	1,648,350
	Metinvest B.V.(d)
	200,000	7.750	04/23/23	209,850
	200,000	8.500	04/23/26	219,600
	Samarco Mineracao SA
	200,000	4.125	11/01/22	155,500

				6,556,373

Leisure Time – 0.3%
	NCL Corp., Ltd.(d)(f)
	3,550,000	3.625	12/15/24	3,385,813
	282,000	5.875	03/15/26	294,690
	Royal Caribbean Cruises Ltd.
	955,000	5.250	11/15/22	982,456
	1,815,000	5.500(d)(f)	04/01/28	1,903,481

				6,566,440

Lodging(d) – 0.2%
	Hilton Domestic Operating Co., Inc.(f)
	1,014,000	4.000	05/01/31	1,024,140
	Marriott International, Inc.
	1,664,000	4.625	06/15/30	1,867,707
	Travel + Leisure Co.(f)
	598,000	6.625	07/31/26	685,457

				3,577,304

Machinery – Construction & Mining(d)(f) – 0.1%
	BWX Technologies, Inc.
	1,023,000	4.125	06/30/28	1,040,903

Machinery-Diversified(d)(f) – 0.0%
	Titan Acquisition Ltd./Titan Co-Borrower LLC
	588,000	7.750	04/15/26	610,050

Media(d) – 3.3%
	Altice Financing SA
	200,000	7.500	05/15/26	207,000

Corporate Obligations – (continued)
Media(d) – (continued)
	AMC Networks, Inc.
	1,800,000	4.750	08/01/25	1,854,000
	CCO Holdings LLC/CCO Holdings Capital Corp.(f)
	3,000,000	5.875	05/01/27	3,093,750
	4,980,000	4.750	03/01/30	5,179,200
	Charter Communications Operating LLC/Charter Communications Operating Capital
	12,000,000	6.384	10/23/35	15,632,400
	Comcast Corp.
	2,827,000	2.800	01/15/51	2,622,127
	CSC Holdings LLC(f)
	2,298,000	4.625	12/01/30	2,246,295
	5,372,000	5.000	11/15/31	5,372,000
	Cumulus Media New Holdings, Inc.(f)
	2,421,000	6.750	07/01/26	2,490,604
	Diamond Sports Group LLC/Diamond Sports Finance Co.(f)
	1,590,000	5.375	08/15/26	1,156,725
	3,345,000	6.625	08/15/27	1,806,300
	DISH DBS Corp.
	1,700,000	7.375	07/01/28	1,829,625
	Gray Television, Inc.(f)
	2,125,000	7.000	05/15/27	2,313,594
	iHeartCommunications, Inc.(f)
	550,000	4.750	01/15/28	559,625
	News Corp.(f)
	2,470,000	3.875	05/15/29	2,516,312
	Nexstar Broadcasting, Inc.(f)
	1,500,000	5.625	07/15/27	1,584,375
	Radiate Holdco LLC/Radiate Finance, Inc.(f)
	1,211,000	6.500	09/15/28	1,262,468
	Scripps Escrow II, Inc.(f)
	1,305,000	5.375	01/15/31	1,321,312
	Scripps Escrow, Inc.(f)
	1,050,000	5.875	07/15/27	1,101,188
	Sinclair Television Group, Inc.(f)
	2,100,000	5.875	03/15/26	2,160,375
	Sirius XM Radio, Inc.(f)
	1,085,000	4.625	07/15/24	1,113,481
	TEGNA, Inc.
	2,300,000	4.625	03/15/28	2,346,000
	The E.W. Scripps Co.(f)
	1,875,000	5.125	05/15/25	1,923,937
	Townsquare Media, Inc.(f)
	2,038,000	6.875	02/01/26	2,139,900
	Urban One, Inc.(f)
	1,690,000	7.375	02/01/28	1,749,150
	Ziggo B.V.(f)
	1,628,000	4.875	01/15/30	1,672,770
	Ziggo Bond Co. B.V.(f)
EUR	675,000	3.375	02/28/30	801,951
	$500,000	5.125	02/28/30	511,875

				68,568,339

Mining – 0.8%
	Constellium SE(d)(f)
	2,585,000	3.750	04/15/29	2,530,069

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Mining – (continued)
	First Quantum Minerals Ltd.(d)(f)
	$4,000,000	7.250%		04/01/23	$4,065,000
	Freeport-McMoRan, Inc.(d)
	2,000,000	5.400		11/14/34	2,405,000
	Glencore Finance Canada Ltd.(f)
	3,000,000	5.550		10/25/42	3,690,060
	Novelis Corp.(d)(f)
	2,100,000	5.875		09/30/26	2,189,250
	2,400,000	4.750		01/30/30	2,499,000
	Vedanta Resources Finance II PLC(d)(f)
	200,000	9.250		04/23/26	179,225

					17,557,604

Miscellaneous Manufacturing(d) – 0.4%
	Bombardier, Inc.(f)
	1,125,000	7.500		12/01/24	1,139,063
	1,152,000	7.500		03/15/25	1,149,120
	General Electric Co.(e) (3M USD LIBOR + 3.330%)
	4,477,000	3.514		06/15/49	4,249,345
	Hillenbrand, Inc.
	1,349,000	3.750		03/01/31	1,332,137

					7,869,665

Multi-National – 0.0%
	The Eastern & Southern African Trade & Development Bank
	370,000	5.375		03/14/22	378,628

Office & Business Equipment(d) – 0.1%
	CDW LLC/CDW Finance Corp.
	1,440,000	4.125		05/01/25	1,503,000
	Xerox Holdings Corp.(f)
	1,055,000	5.000		08/15/25	1,107,750

					2,610,750

Oil Field Services – 2.2%
	California Resources Corp.(d)(f)
	2,135,000	7.125		02/01/26	2,183,037
	Cenovus Energy, Inc.(d)
	153,000	3.000		08/15/22	156,525
	1,412,000	3.800		09/15/23	1,491,270
	1,780,000	5.375		07/15/25	2,022,650
	Chesapeake Energy Corp.(g)
	2,000,000	5.500		09/15/26	47,500
	Cia General de Combustibles SA(f)
	560,000	9.500		03/08/25	435,050
	Continental Resources, Inc.(d)(f)
	1,306,000	5.750		01/15/31	1,514,960
	DNO ASA(d)(f)
	420,000	8.375		05/29/24	430,500
	Genel Energy Finance 4 PLC(d)(f)
	200,000	9.250		10/14/25	208,000
	Geopark Ltd.(d)(f)
	200,000	5.500		01/17/27	204,825
	Guara Norte S.a.r.l.(f)
	340,000	5.198		06/15/34	341,275
	Indigo Natural Resources LLC(d)(f)
	2,695,000	5.375		02/01/29	2,674,787

Corporate Obligations – (continued)
Oil Field Services – (continued)
	Kosmos Energy Ltd.(d)
	500,000	7.125		04/04/26	485,156
	Leviathan Bond Ltd.(d)(f)
	470,000	5.750		06/30/23	491,679
	Lukoil Securities B.V.(f)
	500,000	3.875		05/06/30	525,100
	MEG Energy Corp.(d)(f)
	2,480,000	7.125		02/01/27	2,635,000
	1,250,000	5.875		02/01/29	1,281,250
	Nabors Industries Ltd.(d)(f)
	840,000	7.250		01/15/26	743,400
	Nabors Industries, Inc.(d)(f)
	2,645,000	9.000		02/01/25	2,737,575
	Noble Finance Co.(d)(h)
	(PIK 15.000%, Cash 11.000%)
	63,401	11.000	(f)	02/15/28	68,156
	(PIK 15.000%, Cash 11.000%)
	566,469	11.000		02/15/28	608,954
	Occidental Petroleum Corp.(d)
	2,180,000	8.000		07/15/25	2,539,700
	2,550,000	6.625		09/01/30	2,907,000
	Petrobras Global Finance B.V.(j)
	270,000	6.850		06/05/15	284,405
	Petroleos Mexicanos
EUR	220,000	2.500		08/21/21	265,040
	$200,000	6.375		01/23/45	171,625
	Range Resources Corp.(d)
	1,470,000	5.000		03/15/23	1,503,075
	SEPLAT Petroleum Development Co. PLC(d)(f)
	630,000	7.750		04/01/26	642,789
	Sunoco LP/Sunoco Finance Corp.(d)
	545,000	5.500		02/15/26	559,988
	1,720,000	4.500(f)		05/15/29	1,732,900
	TechnipFMC PLC(d)(f)
	2,905,000	6.500		02/01/26	3,093,825
	Tecpetrol SA(d)
	390,000	4.875		12/12/22	382,029
	Tiger Holdco Pte Ltd.(d)(f)(h)
	200,000	13.000		06/10/23	201,102
	Transocean Poseidon Ltd.(d)(f)
	1,041,000	6.875		02/01/27	983,745
	Transocean, Inc.(d)(f)
	8,190,000	11.500		01/30/27	7,882,875
	USA Compression Partners LP/USA Compression Finance Corp.(d)
	1,300,000	6.875		04/01/26	1,358,500

					45,795,247

Packaging – 1.2%
	ARD Finance SA(d)(h) (PIK 5.750%, Cash 5.000%)
EUR	1,850,000	5.000		06/30/27	2,274,628
	Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC(d)(f)
	$3,088,000	4.000		09/01/29	3,068,700
	Berry Global, Inc.(d)(f)
	2,200,000	4.500		02/15/26	2,252,250
	2,000,000	5.625		07/15/27	2,127,500

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Packaging – (continued)
	Graphic Packaging International LLC(f)
	$646,000	3.500%		03/15/28	$642,770
	Kleopatra Finco S.a.r.l.(d)(f)
EUR	950,000	4.250		03/01/26	1,120,711
	Kleopatra Holdings 2 SCA(d)(f)
	950,000	6.500		09/01/26	1,063,341
	LABL Escrow Issuer LLC(d)(f)
	$1,750,000	6.750		07/15/26	1,876,875
	Owens-Brockway Glass Container, Inc.(f)
	1,750,000	5.875		08/15/23	1,896,562
	Pactiv LLC
	2,845,000	8.375		04/15/27	3,243,300
	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu(d)(f)
	1,410,000	4.000		10/15/27	1,394,138
	Sealed Air Corp.(f)
	1,843,000	6.875		07/15/33	2,306,054
	Trivium Packaging Finance B.V.(d)(f)
	1,075,000	5.500		08/15/26	1,122,031
	1,300,000	8.500		08/15/27	1,400,750

					25,789,610

Pharmaceuticals(d) – 1.9%
	AbbVie, Inc.
	6,650,000	3.200		11/21/29	7,104,594
	AdaptHealth LLC(f)
	1,445,000	6.125		08/01/28	1,524,475
	670,000	4.625		08/01/29	668,325
	Bausch Health Cos., Inc.(f)
	1,350,000	5.000		01/30/28	1,370,250
	1,350,000	5.250		01/30/30	1,356,750
	Becton Dickinson & Co.
	3,200,000	2.823		05/20/30	3,303,552
	Cheplapharm Arzneimittel GmbH(f)
	1,268,000	5.500		01/15/28	1,320,305
	CVS Health Corp.
	4,715,000	3.750		04/01/30	5,178,862
	Herbalife Nutrition Ltd./HLF Financing, Inc.(f)
	1,312,000	7.875		09/01/25	1,426,800
	HLF Financing S.a.r.l. LLC/Herbalife International, Inc.(f)
	2,745,000	7.250		08/15/26	2,861,662
	Jazz Securities DAC(f)
	5,665,000	4.375		01/15/29	5,766,896
	Organon Finance 1 LLC(f)
	725,000	4.125		04/30/28	740,943
	1,950,000	5.125		04/30/31	2,018,250
	Prestige Brands, Inc.(f)
	1,855,000	3.750		04/01/31	1,773,844
	Utah Acquisition Sub, Inc.
	3,000,000	3.950		06/15/26	3,315,390
	Vizient, Inc.(f)
	580,000	6.250		05/15/27	611,900

					40,342,798

Pipelines – 3.3%
	Buckeye Partners LP(d)
	2,100,000	4.350		10/15/24	2,186,625
	4,636,000	3.950		12/01/26	4,659,180

Corporate Obligations – (continued)
Pipelines – (continued)
	929,000	4.125		12/01/27	919,710
	1,217,000	4.500(f)		03/01/28	1,221,564
	Cheniere Energy Partners LP(d)
	1,800,000	4.500		10/01/29	1,874,250
	DCP Midstream Operating LP(f)
	4,000,000	6.750		09/15/37	4,620,000
	Energy Transfer LP
	4,000,000	4.250	(d)	03/15/23	4,213,560
	2,985,000	6.625		10/15/36	3,717,041
	Enterprise Products Operating LLC(d)(e) (3M USD LIBOR + 2.778%)
	1,000,000	2.968		06/01/67	885,170
	Genesis Energy LP/Genesis Energy Finance Corp.(d)
	2,010,000	7.750		02/01/28	2,025,075
	Global Partners LP/GLP Finance Corp.(d)
	2,055,000	6.875		01/15/29	2,219,400
	Kinder Morgan Energy Partners LP
	7,000,000	7.300		08/15/33	9,616,600
	NGL Energy Operating LLC/NGL Energy Finance Corp.(d)(f)
	2,345,000	7.500		02/01/26	2,456,387
	NGPL PipeCo LLC(d)(f)
	1,315,000	4.375		08/15/22	1,362,051
	NuStar Logistics LP(d)
	2,569,000	6.375		10/01/30	2,819,477
	Plains All American Pipeline LP/PAA Finance Corp.(d)
	3,000,000	3.600		11/01/24	3,195,240
	Sabine Pass Liquefaction LLC(d)
	2,275,000	4.200		03/15/28	2,518,425
	Summit Midstream Holdings LLC/Summit Midstream Finance Corp.(d)
	1,135,000	5.500		08/15/22	1,112,300
	3,260,000	5.750		04/15/25	2,771,000
	Summit Midstream Partners LP(a)(d) (3M USD LIBOR + 7.430%)
	3,029,000	9.500		12/15/49	1,908,270
	Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.(d)(f)
	1,608,000	5.500		09/15/24	1,636,140
	525,000	6.000		12/31/30	526,313
	Targa Resources Partners LP/Targa Resources Partners Finance Corp.(d)(f)
	1,910,000	4.875		02/01/31	1,995,950
	The Williams Cos., Inc.
	7,000,000	7.500		01/15/31	9,382,590

					69,842,318

Real Estate Investment Trust – 1.3%
	American Tower Corp.(d)
	2,125,000	3.950		03/15/29	2,357,517
	Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL(d)(f)
	600,000	5.750		05/15/26	627,157
	Country Garden Holdings Co. Ltd.(d)
	650,000	6.500		04/08/24	690,138
	Crown Castle International Corp.(d)
	300,000	4.150		07/01/50	325,806
	Growthpoint Properties International Pty Ltd.
	270,000	5.872		05/02/23	288,023

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount		Interest Rate	Maturity Date	Value

Corporate Obligations – (continued)
Real Estate Investment Trust – (continued)
	IRSA Propiedades Comerciales SA(d)
	$540,000	8.750%	03/23/23	$476,145
	MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc.(d)(f)
	1,306,000	4.625	06/15/25	1,384,360
	MPT Operating Partnership LP/MPT Finance Corp.(d)
	3,000,000	5.000	10/15/27	3,163,500
	2,680,000	3.500	03/15/31	2,672,630
	NE Property B.V.(d)
EUR	470,000	1.750	11/23/24	578,301
	Realogy Group LLC/Realogy Co-Issuer Corp.(d)(f)
	$1,600,000	4.875	06/01/23	1,662,000
	748,000	7.625	06/15/25	817,190
	1,950,000	9.375	04/01/27	2,188,875
	2,080,000	5.750	01/15/29	2,158,000
	SBA Communications Corp.(d)
	2,637,000	3.875	02/15/27	2,689,740
	Starwood Property Trust, Inc.(d)
	2,700,000	4.750	03/15/25	2,811,375
	The Howard Hughes Corp.(d)(f)
	1,096,000	4.125	02/01/29	1,080,930
	Trust Fibra Uno(d)
	200,000	6.390	01/15/50	227,000
	VICI Properties LP/VICI Note Co., Inc.(d)(f)
	1,526,000	3.500	02/15/25	1,558,427

				27,757,114

Retailing – 1.9%
	AutoNation, Inc.(d)
	961,000	4.750	06/01/30	1,121,525
	BCPE Ulysses Intermediate, Inc.(d)(f)(h) (PIK 8.500%, Cash 7.750%)
	3,800,000	7.750	04/01/27	3,923,500
	Beacon Roofing Supply, Inc.(d)(f)
	2,560,000	4.125	05/15/29	2,553,600
	Burlington Coat Factory Warehouse Corp.(d)(f)
	684,000	6.250	04/15/25	726,750
	Carvana Co.(d)(f)
	850,000	5.500	04/15/27	858,500
	eG Global Finance PLC(d)(f)
	3,800,000	6.750	02/07/25	3,899,750
	Eurotorg LLC Via Bonitron DAC(f)
	560,000	9.000	10/22/25	609,105
	Foundation Building Materials, Inc.(d)(f)
	820,000	6.000	03/01/29	810,775
	GYP Holdings III Corp.(d)(f)
	1,160,000	4.625	05/01/29	1,160,454
	IRB Holding Corp.(d)(f)
	2,710,000	6.750	02/15/26	2,804,850
	JSM Global Sarl(d)(f)
	200,000	4.750	10/20/30	201,913
	Kohl S Corp.(d)
	1,125,000	3.375	05/01/31	1,149,176
	LBM Acquisition LLC(d)(f)
	1,945,000	6.250	01/15/29	1,993,625
	LCM Investments Holdings II LLC(d)(f)
	2,315,000	4.875	05/01/29	2,367,087

Corporate Obligations – (continued)
Retailing – (continued)
	Magic Mergeco, Inc.(d)(f)
	4,444,000	7.875	05/01/29	4,566,210
	Park River Holdings, Inc.(d)(f)
	740,000	5.625	02/01/29	718,725
	Specialty Building Products Holdings LLC/SBP Finance Corp.(d)(f)
	3,446,000	6.375	09/30/26	3,622,607
	Suburban Propane Partners LP/Suburban Energy Finance Corp.(d)
	550,000	5.500	06/01/24	555,500
	Superior Plus LP/Superior General Partner, Inc.(d)(f)
	2,605,000	4.500	03/15/29	2,653,844
	The Home Depot, Inc.(d)
	1,170,000	3.350	04/15/50	1,231,121
	Yum! Brands, Inc.(d)(f)
	63,000	7.750	04/01/25	68,828
	3,064,000	4.750	01/15/30	3,278,480

				40,875,925

Semiconductors – 0.9%
	Amkor Technology, Inc.(d)(f)
	1,398,000	6.625	09/15/27	1,506,345
	AMS AG(d)(f)
	1,682,000	7.000	07/31/25	1,791,330
	Broadcom Corp./Broadcom Cayman Finance Ltd.(d)
	1,856,000	3.875	01/15/27	2,033,489
	Broadcom, Inc.(d)
	3,117,000	5.000	04/15/30	3,587,604
	3,925,000	4.150	11/15/30	4,288,730
	2,069,000	3.469(f)	04/15/34	2,091,180
	Microchip Technology, Inc.
	2,000,000	3.922	06/01/21	2,005,194
	NXP B.V./NXP Funding LLC/NXP USA, Inc.(d)(f)
	982,000	3.400	05/01/30	1,049,051
	Qorvo, Inc.(d)
	750,000	4.375	10/15/29	811,875

				19,164,798

Software(d) – 0.7%
	Brunello Bidco SpA(f)
EUR	3,100,000	3.500	02/15/28	3,730,216
	Castle US Holding Corp.(f)
	$2,824,000	9.500	02/15/28	2,880,480
	Nuance Communications, Inc.
	3,000,000	5.625	12/15/26	3,150,000
	Oracle Corp.
	1,405,000	3.600	04/01/50	1,384,796
	Playtika Holding Corp.(f)
	2,034,000	4.250	03/15/29	2,018,745
	PTC, Inc.(f)
	4,000	3.625	02/15/25	4,080
	SS&C Technologies, Inc.(f)
	850,000	5.500	09/30/27	899,938
	ZoomInfo Technologies LLC/ZoomInfo Finance Corp.(f)
	1,450,000	3.875	02/01/29	1,435,500

				15,503,755

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount		Interest Rate		Maturity Date	Value

Corporate Obligations – (continued)
Sovereign(d)(e) – 0.3%
	CoBank ACB (3M USD LIBOR + 4.660%)
	$5,350,000	6.250%		10/01/49	$5,947,381

Telecommunication Services – 2.2%
	Altice France SA(d)(f)
	5,000,000	7.375		05/01/26	5,181,250
	AT&T, Inc.(d)
	3,000,000	5.250		03/01/37	3,651,600
	CommScope, Inc.(d)(f)
	1,100,000	6.000		03/01/26	1,159,125
	1,430,000	7.125		07/01/28	1,540,825
	Digicel Group Holdings Ltd.(d)(f)(h) (PIK 3.000%, Cash 5.000%)
	627,387	8.000		04/01/25	524,464
	Frontier Communications Corp.(d)(f)
	873,000	5.000		05/01/28	891,551
	Intelsat Jackson Holdings SA(d)
	708,000	5.500		08/01/23	428,340
	4,800,000	8.000(f)		02/15/24	4,962,000
	3,000,000	8.500	(f)	10/15/24	1,852,500
	Lumen Technologies, Inc.
	1,450,000	5.125	(d)(f)	12/15/26	1,518,875
	2,870,000	7.650		03/15/42	3,271,800
	MTN Mauritius Investments Ltd.
	420,000	6.500		10/13/26	475,073
	Network i2i, Ltd.(d)(e) (5 year CMT + 4.274%)
	360,000	5.650		01/15/49	382,455
	Nokia of America Corp.
	3,000,000	6.450		03/15/29	3,375,000
	Sprint Capital Corp.
	1,150,000	8.750		03/15/32	1,702,000
	Sprint Corp.
	4,269,000	7.875		09/15/23	4,866,660
	T-Mobile USA, Inc.(d)(f)
	1,896,000	4.500		04/15/50	2,138,707
	Telecom Argentina SA(f)
	238,000	8.500		08/06/25	215,881
	Telecom Italia Capital SA
	3,025,000	7.200		07/18/36	3,751,000
	1,000,000	7.721		06/04/38	1,305,000
	Verizon Communications, Inc.
	3,000,000	5.250		03/16/37	3,819,450

					47,013,556

Toys/Games/Hobbies(d) – 0.2%
	Mattel, Inc.
	2,475,000	3.150		03/15/23	2,524,500
	2,185,000	3.375(f)		04/01/26	2,261,475

					4,785,975

Transportation – 0.1%
	Cargo Aircraft Management, Inc.(d)(f)
	785,000	4.750		02/01/28	801,681
	Global Liman Isletmeleri A/S(d)
	200,000	8.125		11/14/21	179,438
	MV24 Capital B.V.(f)
	321,749	6.748		06/01/34	340,249

Corporate Obligations – (continued)
Transportation – (continued)
	Rumo Luxembourg S.a.r.l.(d)
	240,000	5.875		01/18/25	253,080

					1,574,448

	TOTAL CORPORATE OBLIGATIONS
	(Cost $920,680,747)				$967,448,993

Mortgage-Backed Obligations(e) – 0.0%
Collateralized Mortgage Obligation – 0.0%
Sequential Floating Rate – 0.0%
	Merrill Lynch Alternative Note Asset Trust Series 2007-OAR3, Class A1 (1M LIBOR + 0.190%)
	$190,575	0.296%		07/25/47	$175,940

	TOTAL MORTGAGE-BACKED OBLIGATIONS
	(Cost $73,848)				$175,940

Foreign Debt Obligations – 0.1%
Sovereign – 0.1%
	Republic of Ecuador(f)(k)
	$57,283	0.000%		07/31/30	$31,362
	Republic of Egypt
EUR	590,000	4.750		04/11/25	736,725
	Republic of Nigeria
	$690,000	6.500		11/28/27	727,433
	Republic of Turkey
	760,000	6.125		10/24/28	749,217
	Ukraine Government Bond
	680,000	7.750		09/01/23	723,903

	TOTAL FOREIGN DEBT OBLIGATIONS
	(Cost $2,695,284)				$2,968,640

Bank Loans(l) – 7.8%
Aerospace & Defense(e) – 0.3%
	ADS Tactical, Inc. (3M LIBOR + 5.750%)
	$2,800,000	6.750%		02/09/28	$2,777,264
	TransDigm, Inc. (1M LIBOR + 2.250%)
	4,218,789	2.363		12/09/25	4,164,156

					6,941,420

Apparel(e) – 0.0%
	Canada Goose, Inc. (3M LIBOR + 3.500%)
	847,875	3.694		10/07/27	848,935

Automotive – 0.3%
	Adient US LLC(e) (3M LIBOR + 3.500%)
	2,825,000	3.610		04/08/28	2,820,762
	First Brands
	2,150,000	0.000	(m)	03/30/27	2,158,966
	(3M LIBOR + 8.500%)
	2,250,000	9.500	(b)(e)	03/22/28	2,238,750

					7,218,478

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Principal Amount	Interest Rate		Maturity Date	Value

Bank Loans(l) – (continued)
Automotive – Parts – 0.2%
Garrett LX I S.a.r.l.(m)
$2,800,000	0.000%		03/05/28	$2,782,500
Tenneco, Inc.(e) (1M LIBOR + 3.000%)
2,458,536	3.113		10/01/25	2,397,072

				5,179,572

Building Materials(e) – 0.0%
Foundation Building Materials Holding Co. LLC (3M LIBOR + 3.250%)
625,000	3.750		02/03/28	619,400

Chemicals(e) – 0.2%
Momentive Performance Materials, Inc. (1M LIBOR + 3.250%)
2,112,375	3.370		05/15/24	2,086,857
Starfruit Finco B.V. (1M LIBOR + 2.750%)
2,863,963	2.865		10/01/25	2,828,164

				4,915,021

Consumer Discretionary(b)(m) – 0.1%
Hunter Fan Co.
2,800,000	0.000		04/09/28	2,765,000

Diversified Financial Services(e) – 0.3%
Edelman Financial Center LLC (1M LIBOR + 3.500%)
3,564,150	4.250		04/07/28	3,546,793
Fiserv Investment Solutions, Inc. (3M LIBOR + 4.000%)
645,125	4.189		02/18/27	645,396
Syncapay, Inc. (3M LIBOR + 6.500%)
2,136,563	7.500		12/10/27	2,135,900

				6,328,089

Electronic Equipment & Instruments(m) – 0.2%
Ingram Micro, Inc.
3,375,000	0.000		03/31/28	3,375,000

Entertainment(m) – 0.0%
Scientific Games International, Inc. (1M LIBOR + 2.750%)
1,000,000	0.000		08/14/24	984,810

Environmental(e) – 0.1%
Packers Holdings LLC (3M LIBOR + 3.250%)
2,200,000	4.000		03/09/28	2,175,712

Food & Beverage(b)(e) – 0.1%
City Brewing Co. LLC (3M LIBOR + 3.500%)
1,450,000	4.250		04/05/28	1,451,812

Food & Drug Retailers(e) – 0.0%
B&G Foods, Inc. (1M LIBOR + 2.500%)
619,375	2.613		10/10/26	618,087

Health Care – Pharmaceuticals(m) – 0.1%
Jazz Financing Lux S.a.r.l.
2,700,000	0.000		04/22/28	2,705,616

Health Care – Services – 0.3%
MPH Acquisition Holdings LLC(e) (3M LIBOR + 2.750%)
1,666,192	3.750		06/07/23	1,656,828
U.S. Renal Care, Inc.
250,000	0.000	(m)	06/26/26	245,625
(1M LIBOR + 5.000%)
2,167,000	5.125	(e)	06/26/26	2,117,571

Bank Loans(l) – (continued)
Health Care – Services – (continued)
Verscend Holding Corp.(e) (3M LIBOR + 4.000%)
1,364,994	4.177		08/27/25	1,363,710

				5,383,734

Health Care Products(m) – 0.1%
Insulet Corp.
1,400,000	0.000		04/29/28	1,401,750

Industrial Services(m) – 0.1%
LaserShip, Inc.
1,175,000	0.000		04/30/28	1,175,000

Machinery(m) – 0.0%
Brown Group Holding LLC
850,000	0.000		04/27/28	845,487

Media(e) – 0.1%
Syndigo LLC
(3M LIBOR + 4.500%)
2,075,000	5.250		12/15/27	2,054,250
(6M LIBOR + 8.000%)
625,000	8.750		12/15/28	621,875

				2,676,125

Media – Broadcasting & Radio(e) – 0.1%
Cumulus Media New Holdings, Inc. (3M LIBOR + 3.750%)
824,746	4.750		03/31/26	814,230
Getty Images, Inc. (1M LIBOR + 4.500%)
1,933,846	4.613		02/19/26	1,915,649

				2,729,879

Media – Cable(e) – 0.3%
CSC Holdings LLC
(1M LIBOR + 2.250%)
1,685,250	2.365		07/17/25	1,664,235
(1M LIBOR + 2.500%)
3,754,352	2.615		04/15/27	3,729,310

				5,393,545

Media – Non Cable(e) – 0.1%
Terrier Media Buyer, Inc. (1M LIBOR + 3.500%)
1,185,030	3.613		12/17/26	1,175,028

Oil Field Services(m) – 0.2%
Apergy Corp.
3,313,379	0.000		06/03/27	3,377,593

Packaging(e) – 0.2%
Flex Acquisition Co., Inc. (3M LIBOR + 3.250%)
2,767,223	3.452		06/29/25	2,722,616
Reynolds Group Holdings, Inc.
(1M LIBOR + 2.750%)
1,115,652	2.863		02/05/23	1,112,707
(1M LIBOR + 3.250%)
1,072,313	3.363		02/05/26	1,062,125

				4,897,448

Pharmaceuticals(e) – 0.8%
Alphabet Holding Co., Inc. (1M LIBOR + 7.750%)
5,000,000	7.863		09/26/25	5,018,750

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value

Bank Loans(l) – (continued)
Pharmaceuticals(e) – (continued)
Bausch Health Cos., Inc. (1M LIBOR + 3.000%)
$6,238,359	3.113%	06/02/25	$6,226,257
Gainwell Acquisition Corp. (3M LIBOR + 4.000%)
6,384,000	4.750	10/01/27	6,384,000

			17,629,007

Real Estate Investment Trust(e) – 0.1%
Brookfield Property REIT, Inc. (1M LIBOR + 3.000%)
1,988,838	3.113	08/28/23	1,941,603

Retailers – 0.3%
OEConnection LLC(e) (1M LIBOR + 4.000%)
2,560,075	4.113	09/25/26	2,541,950
The Hillman Group, Inc.(m)
706,540	0.000	02/24/28	702,301
143,460	0.000	02/24/28	142,599
TruGreen LP(e) (3M LIBOR + 8.500%)
2,650,000	9.250	11/02/28	2,729,500

			6,116,350

Semiconductors(b)(e) – 0.0%
Allegro Microsystems, Inc. (3M LIBOR + 3.750%)
73,077	4.250	09/30/27	72,894

Services Cyclical – Business Services(e) – 0.2%
EVO Payments International LLC (1M LIBOR + 3.250%)
2,695,966	3.370	12/22/23	2,685,182
Travelport Finance (Luxembourg) S.a.r.l. (3M LIBOR + 1.500%)
1,493,749	6.500	02/28/25	1,522,324

			4,207,506

Services Cyclical – Consumer Services(e) – 0.2%
Asurion LLC (1M LIBOR + 3.250%)
3,316,824	3.363	12/23/26	3,292,479

Technology – Software/Services – 2.0%
AppLovin Corp.(e) (1M LIBOR + 3.250%)
847,832	3.359	08/15/25	844,957
Banff Merger Sub, Inc.(e) (1M LIBOR + 3.750%)
4,367,484	3.863	10/02/25	4,342,284
Ceridian HCM Holding, Inc.(e) (1 Week LIBOR + 2.500%)
2,925,000	2.587	04/30/25	2,874,719
DCert Buyer, Inc.(e)
(1M LIBOR + 4.000%)
2,081,431	4.113	10/16/26	2,078,247
(1M LIBOR + 7.000%)
2,700,000	7.113	02/16/29	2,710,125
Endure Digital, Inc.(e) (3M LIBOR + 3.500%)
2,025,000	4.250	02/10/28	2,003,495
Epicor Software Corp.(e)
(1M LIBOR + 3.250%)
4,079,500	4.000	07/30/27	4,071,137
(1M LIBOR + 7.750%)
1,275,000	8.750	07/31/28	1,306,875
Grab Holdings, Inc.(e) (6M LIBOR + 4.500%)
3,050,000	5.500	01/29/26	3,105,296
Idera, Inc.(e)
(3M LIBOR + 3.750%)
2,075,000	4.500	03/02/28	2,057,279

Bank Loans(l) – (continued)
Technology – Software/Services – (continued)
Idera, Inc.(e) – (continued)
(3M LIBOR + 6.750%)
405,000	7.500	03/02/29	402,299
MedAssets Software Intermediate Holdings, Inc.(e) (6M LIBOR + 3.750%)
1,150,000	4.500	01/28/28	1,143,779
Mitchell International, Inc.(e) (1M LIBOR + 4.250%)
5,024,750	4.750	11/29/24	5,026,860
The Dun & Bradstreet Corp.(e) (1M LIBOR + 3.250%)
3,517,933	3.361	02/06/26	3,497,037
The Ultimate Software Group, Inc.(e)
(1M LIBOR + 3.750%)
1,625,250	3.863	05/04/26	1,625,087
(3M LIBOR + 3.250%)
174,126	4.000	05/04/26	174,180
(3M LIBOR + 6.750%)
100,000	7.500	05/03/27	102,813
Virtusa Corp.(m) (1M LIBOR + 4.250%)
3,795,000	0.000	02/11/28	3,816,366

			41,182,835

Telecommunication Services(e) – 0.5%
Hoya Midco LLC (1M LIBOR + 3.500%)
7,543,237	4.500	06/30/24	7,472,557
Level 3 Financing, Inc. (1M LIBOR + 1.750%)
2,023,967	1.863	03/01/27	1,998,668

			9,471,225

Wireless Telecommunications(e) – 0.3%
Intelsat Jackson Holdings SA
(1M PRIME + 4.750%)
3,000,000	8.000	11/27/23	3,045,390
(3M LIBOR + 5.500%)
1,482,446	6.500	07/13/22	1,497,270
Sorenson Communications LLC (3M LIBOR + 5.500%)
875,000	6.250	03/12/26	875,000

			5,417,660

TOTAL BANK LOANS
(Cost $163,400,126)			$164,514,100

Units	Description	Expiration Date	Value

Warrants(a) – 0.0%
Aspect Software, Inc. Class B(b)
194,739			$48,685
Chesapeake Energy Corp.
1,476		02/09/26	28,679
Noble Corp.
5,288		02/05/28	31,564

TOTAL WARRANTS
(Cost $424,400)			$108,928

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Shares	Dividend Rate	Value

Investment Companies(n) – 7.4%
Goldman Sachs Emerging Markets Equity Fund – Class R6
2,524	0.312%	$79,179
Goldman Sachs Financial Square Government Fund – Class R6
69,296,149	0.026	69,296,149
Goldman Sachs Financial Square Government Fund – Institutional Shares
58,042,544	0.026	58,042,544
Goldman Sachs High Yield Fund – Class R6
9,065	4.901	58,652
Goldman Sachs MLP Energy Infrastructure Fund – Class R6
1,276,612	6.707	29,234,411

TOTAL INVESTMENT COMPANIES
(Cost $149,596,026)		$156,710,935

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,824,909,602)		$2,102,721,333

Securities Lending Reinvestment Vehicle(n) – 0.2%
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,243,595	0.026%	$5,243,595
(Cost $5,243,595)

TOTAL INVESTMENTS – 99.9%
(Cost $1,830,153,197)		$2,107,964,928

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		1,715,937

NET ASSETS – 100.0%		$2,109,680,865

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security is currently in default and/or non-income producing.

(b)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(c)	All or a portion of security is on loan.

(d)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(e)	Variable rate security. Except for floating rate notes (for which final maturity is disclosed), maturity date disclosed is the next interest reset date. Interest rate disclosed is that which is in effect on April 30, 2021.

(f)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(g)	Coupon changes periodically based upon a predetermined schedule. Interest rate disclosed is that which is in effect on April 30, 2021.

(h)	Pay-in-kind securities.

(i)	Guaranteed by a foreign government until maturity. Total market value of these securities amounts to $684,928, which represents approximately 0.0% of the Fund’s net assets as of April 30, 2021.

(j)	Actual maturity date is June 5, 2115.

(k)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(l)	Bank Loans often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. As bank loan positions may involve multiple underlying tranches for which the aggregate position is presented, the stated interest rate represents the weighted average interest rate of all contracts on April 30, 2021. Bank Loans typically have rates of interest which are predetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate (“LIBOR”), and secondarily the prime rate offered by one or more major United States banks (the “Prime Rate”) and the certificate of deposit (“CD”) rate or other base lending rates used by commercial lenders.

(m)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate.

(n)	Represents an affiliated issuer.

Currency Abbreviations:
EUR	—Euro
GBP	—British Pound
USD	—U.S. Dollar

Investment Abbreviations:
ADR	—American Depositary Receipt
CMT	—Constant Maturity Treasury Indexes
EURO	—Euro Offered Rate
LIBOR	—London Interbank Offered Rate
LLC	—Limited Liability Company
LP	—Limited Partnership
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust
SOFR	—Secured Overnight Funding Rate
WR	—Withdrawn Rating

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INCOME BUILDER FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

UNFUNDED LOAN COMMITMENTS – At April 30, 2021, the Fund had unfunded loan commitments which could be extended at the option of the borrowers, pursuant to the following loan agreements:

Borrower	Principal Amount	Current Value	Unrealized Loss
OEConnection LLC, due 09/25/26	$8,125	$8,068	$(26)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Gain
MS & Co. Int. PLC	USD 709,939	GBP 510,129	05/20/21	$5,395

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Currency Purchased	Currency Sold	Settlement Date	Unrealized Loss
MS & Co. Int. PLC	USD 20,358,961	EUR 17,092,587	06/25/21	$(214,895)

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
Euro Stoxx Index	2,163	06/18/21	$11,858,125	$471,179
S&P 500 E-Mini Index	161	06/18/21	33,603,920	2,021,292
Ultra Long U.S. Treasury Bonds	432	06/21/21	80,311,500	(1,144,076)
2 Year U.S. Treasury Notes	130	06/30/21	28,698,516	(6,844)
20 Year U.S. Treasury Bonds	30	06/21/21	4,717,500	(94,139)

Total				$1,247,412
Short position contracts:
Ultra 10 Year U.S. Treasury Notes	(220)	06/21/21	(32,020,313)	680,097
5 Year U.S. Treasury Notes	(109)	06/30/21	(13,509,188)	100,286
10 Year U.S. Treasury Notes	(11)	06/21/21	(1,452,344)	(536)

Total				$779,847

TOTAL FUTURES CONTRACTS				$2,027,259

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

ADDITIONAL INVESTMENT INFORMATION (continued)

SWAP CONTRACTS — At April 30, 2021, the Fund had the following swap contracts:

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

Payments Made by the Fund	Payments Received by Fund	Termination Date	Notional Amount (000s)(a)		Market Value	Upfront Premium (Received) Paid	Unrealized Appreciation/ (Depreciation)
1.000(c)	3M LIBOR(b)	06/16/41		$290	$50,429	$52,824	$(2,395)
(0.500%)(d)	6M EURO(c)	06/16/24	EUR	460	1,599	1,440	159
(0.250) (d)	6M EURO(c)	06/16/26		650	173	(1,347)	1,520
3M LIBOR(c)	0.500%(d)	06/16/26		$14,450	(346,262)	(327,027)	(19,235)
3M LIBOR(c)	0.250(d)	06/16/24		830	(6,592)	(6,728)	136
3M LIBOR(c)	0.750(d)	06/16/31		23,050	(1,977,923)	(1,840,195)	(137,728)
3M LIBOR(c)	0.250(d)	06/16/23		270	(280)	(172)	(108)
3M LIBOR(c)	0.500(d)	06/16/28		2,250	(129,040)	(121,977)	(7,063)

TOTAL					$(2,407,896)	$(2,243,182)	$(164,714)

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to April 30, 2021.
(b)	Payments made quarterly.
(c)	Payments made semi-annually.
(d)	Payments made annually.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACT

Referenced Obligation/Index	Financing Rate Received/(Paid) by the Fund(a)	Credit Spread at April 30, 2021(b)	Termination Date	Notional Amount (000s)	Value	Upfront Premiums (Received) Paid	Unrealized Appreciation/ (Depreciation)
Protection Purchased:

Transocean, Inc., 8.00%, 02/01/27	(1.000)%	12.327%	12/20/22	$550	$91,998	$72,858	$19,140

(a)	Payments made quarterly.
(b)	Credit spread on the referenced obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund or its counterparty to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

OVER THE COUNTER TOTAL RETURN SWAP CONTRACTS

Reference Obligation/ Index	Financing Rate Paid by the Fund(a)	Counterparty	Termination Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation)*

A basket (MSGSHBC) of common stocks	0.050%	MS & Co. Int. PLC	08/26/21	$325	$(231,963)

*	There is no upfront payment on the swap contract, therefore the unrealized gain (loss) of the swap contract is equal to its market value.
(a)	Payments made quarterly.

Abbreviations:
MS & Co. Int. PLC	—Morgan Stanley & Co. International PLC

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Automobiles – 0.4%
15,885	Thor Industries, Inc.	$2,249,157

Building Products – 1.2%
45,700	A.O. Smith Corp.	3,096,175
10,315	Lennox International, Inc.	3,459,032

		6,555,207

Capital Markets – 6.5%
17,280	Ameriprise Financial, Inc.	4,465,152
7,150	BlackRock, Inc.	5,857,995
15,452	Evercore, Inc. Class A	2,165,289
9,760	FactSet Research Systems, Inc.	3,281,507
16,725	Moody’s Corp.	5,464,225
15,315	S&P Global, Inc.	5,978,823
43,230	SEI Investments Co.	2,656,051
26,249	T. Rowe Price Group, Inc.	4,703,821

		34,572,863

Chemicals – 1.8%
20,825	Ecolab, Inc.	4,667,299
17,231	The Sherwin-Williams Co.	4,719,054

		9,386,353

Commercial Services & Supplies – 0.6%
85,937	Rollins, Inc.	3,203,731

Communications Equipment – 1.2%
124,600	Cisco Systems, Inc.	6,343,386

Consumer Finance – 0.9%
43,829	Discover Financial Services	4,996,506

Distributors – 0.8%
9,895	Pool Corp.	4,180,835

Electric Utilities – 1.4%
73,565	NextEra Energy, Inc.	5,702,023
32,525	PNM Resources, Inc.	1,605,434

		7,307,457

Electrical Equipment – 0.8%
15,810	Rockwell Automation, Inc.	4,177,951

Electronic Equipment, Instruments & Components – 4.1%
74,395	Amphenol Corp. Class A	5,009,760
104,930	Corning, Inc.	4,638,955
45,890	FLIR Systems, Inc.	2,752,023
9,005	Littelfuse, Inc.	2,388,486
51,777	National Instruments Corp.	2,144,086
38,743	TE Connectivity Ltd.	5,209,771

		22,143,081

Entertainment – 1.9%
110,245	Activision Blizzard, Inc.	10,053,242

Equity Real Estate Investment Trusts (REITs) – 2.1%
15,155	CoreSite Realty Corp.	1,841,181
45,025	Equity LifeStyle Properties, Inc.	3,124,735
24,060	Extra Space Storage, Inc.	3,577,481
67,210	Iron Mountain, Inc.	2,696,465

		11,239,862

Common Stocks – (continued)
Food & Staples Retailing – 1.7%
13,375	Costco Wholesale Corp.	4,976,704
110,430	The Kroger Co.	4,035,112

		9,011,816

Food Products – 2.2%
86,340	Hormel Foods Corp.	3,988,908
23,370	Ingredion, Inc.	2,182,992
8,955	J&J Snack Foods Corp.	1,474,083
51,670	Tyson Foods, Inc. Class A	4,001,841

		11,647,824

Gas Utilities – 0.0%
14,188	Suburban Propane Partners LP	215,658

Health Care Equipment & Supplies – 2.8%
31,270	Danaher Corp.	7,940,704
26,210	Stryker Corp.	6,883,532

		14,824,236

Health Care Providers & Services – 7.5%
42,405	AmerisourceBergen Corp.	5,122,524
18,440	Anthem, Inc.	6,995,952
89,281	CVS Health Corp.	6,821,069
14,560	Humana, Inc.	6,482,694
35,090	Quest Diagnostics, Inc.	4,627,669
26,566	The Ensign Group, Inc.	2,280,691
19,675	UnitedHealth Group, Inc.	7,846,390

		40,176,989

Hotels, Restaurants & Leisure – 1.2%
86,155	The Wendy’s Co.	1,944,519
37,835	Yum! Brands, Inc.	4,522,039

		6,466,558

Independent Power and Renewable Electricity Producers – 0.5%
18,624	Atlantica Sustainable Infrastructure PLC	717,955
11,494	Brookfield Renewable Corp. Class A	476,771
15,132	Clearway Energy, Inc. Class A	402,209
12,594	NextEra Energy Partners LP	938,883

		2,535,818

Industrial Conglomerates – 1.0%
26,415	3M Co.	5,207,453

Insurance – 2.1%
20,725	Aon PLC Class A	5,211,094
14,255	Primerica, Inc.	2,277,521
59,500	Principal Financial Group, Inc.	3,800,265

		11,288,880

IT Services – 7.9%
21,722	Accenture PLC Class A	6,298,728
29,390	Automatic Data Processing, Inc.	5,495,636
27,372	Broadridge Financial Solutions, Inc.	4,342,020
38,900	Fidelity National Information Services, Inc.	5,947,810
20,735	Jack Henry & Associates, Inc.	3,376,280

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Shares	Description	Value

Common Stocks – (continued)
IT Services – (continued)
17,490	Mastercard, Inc. Class A	$6,682,230
123,340	The Western Union Co.	3,177,239
29,575	Visa, Inc. Class A	6,907,537

		42,227,480

Leisure Products – 1.0%
24,505	Brunswick Corp.	2,625,221
18,574	Polaris, Inc.	2,600,917

		5,226,138

Machinery – 1.1%
40,725	Donaldson Co., Inc.	2,560,788
28,550	The Toro Co.	3,271,830

		5,832,618

Media – 6.9%
235,070	Comcast Corp. Class A	13,199,181
95,635	Omnicom Group, Inc.	7,866,935
222,940	The Interpublic Group of Cos., Inc.	7,078,345
215,854	ViacomCBS, Inc. Class B	8,854,331

		36,998,792

Metals & Mining – 0.5%
15,675	Reliance Steel & Aluminum Co.	2,512,859

Multi-Utilities – 0.8%
43,540	WEC Energy Group, Inc.	4,230,782

Multiline Retail – 0.2%
13,020	Dillard’s, Inc. Class A	1,287,808

Oil, Gas & Consumable Fuels – 15.7%
131,028	Antero Midstream Corp.	1,132,082
45,109	BP Midstream Partners LP	589,124
61,857	Cheniere Energy Partners LP	2,603,561
93,889	Crestwood Equity Partners LP	2,858,920
175,150	DCP Midstream LP	3,940,875
15,240	Delek Logistics Partners LP	633,984
97,803	Enable Midstream Partners LP	722,764
1,035,325	Energy Transfer LP	8,914,148
389,608	Enterprise Products Partners LP	8,964,880
51,257	Genesis Energy LP	471,052
29,118	Hess Midstream LP Class A	650,205
80,099	Holly Energy Partners LP	1,639,627
38,213	Kinder Morgan, Inc.	651,532
138,618	Magellan Midstream Partners LP	6,483,164
371,772	MPLX LP	10,034,126
13,893	Noble Midstream Partners LP	199,642
190,403	NuStar Energy LP	3,648,122
24,623	ONEOK, Inc.	1,288,768
34,348	PBF Logistics LP	528,959
35,994	Pembina Pipeline Corp.	1,110,775
76,071	Phillips 66 Partners LP	2,628,253
774,199	Plains All American Pipeline LP	7,029,727
55,555	Rattler Midstream LP	630,549
123,101	Shell Midstream Partners LP	1,899,448
27,153	Sunoco LP	953,070
80,359	Targa Resources Corp.	2,787,654
18,596	TC Energy Corp.	919,944

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
127,029	The Williams Cos., Inc.	3,094,426
350,497	Western Midstream Partners LP	6,883,761

		83,893,142

Personal Products – 1.0%
17,410	The Estee Lauder Cos., Inc. Class A	5,463,258

Pharmaceuticals – 0.5%
62,535	Perrigo Co. PLC	2,603,332

Professional Services – 0.8%
17,570	Insperity, Inc.	1,538,078
34,140	Robert Half International, Inc.	2,991,005

		4,529,083

Semiconductors & Semiconductor Equipment – 4.5%
33,855	Analog Devices, Inc.	5,185,232
14,910	KLA Corp.	4,701,868
24,907	Power Integrations, Inc.	2,062,549
45,325	QUALCOMM, Inc.	6,291,110
32,150	Texas Instruments, Inc.	5,803,396

		24,044,155

Software – 2.6%
18,895	InterDigital, Inc.	1,311,691
25,655	Microsoft Corp.	6,469,678
83,740	Oracle Corp.	6,346,654

		14,128,023

Specialty Retail – 4.9%
35,670	Best Buy Co., Inc.	4,147,351
27,920	Dick’s Sporting Goods, Inc.	2,305,634
28,630	Lowe’s Cos., Inc.	5,618,637
19,245	The Home Depot, Inc.	6,229,029
23,120	Tractor Supply Co.	4,360,432
20,120	Williams-Sonoma, Inc.	3,435,490

		26,096,573

Technology Hardware, Storage & Peripherals – 1.9%
152,060	HP, Inc.	5,186,767
52,905	Seagate Technology PLC	4,911,700

		10,098,467

Textiles, Apparel & Luxury Goods – 1.9%
43,995	NIKE, Inc. Class B	5,834,617
52,573	VF Corp.	4,608,549

		10,443,166

Trading Companies & Distributors – 1.8%
82,765	Fastenal Co.	4,326,954
21,148	MSC Industrial Direct Co., Inc. Class A	1,906,704
10,854	Watsco, Inc.	3,178,702

		9,412,360

TOTAL COMMON STOCKS
(Cost $335,932,713)		$516,812,899

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Investment Companies(a) – 2.9%
Goldman Sachs Financial Square Government Fund – Class R6
15,015,892	0.026%	$15,015,892
Goldman Sachs Financial Square Government Fund – Institutional Shares
236,615	0.026	236,615

TOTAL INVESTMENT COMPANIES
(Cost $15,252,507)		$15,252,507

TOTAL INVESTMENTS – 99.6%
(Cost $351,185,220)		$532,065,406

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.4%		2,262,528

NET ASSETS – 100.0%		$534,327,934

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Represents affiliated funds.

Investment Abbreviations:
LP	—Limited Partnership
PLC	—Public Limited Company

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
S&P 500 E-Mini Index	73	06/18/21	$15,236,560	$914,918

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund
Assets:
Investments of unaffiliated issuers, at value (cost $1,675,313,576 and $335,932,713, respectively)(a)	$1,946,010,398	$516,812,899
Foreign currencies, at value (cost $418,943 and $0, respectively)	481,259	—
Investments of affiliated issuers, at value (cost $149,596,026 and $15,252,507, respectively)	156,710,935	15,252,507
Investments in securities lending reinvestment vehicle — affiliated issuer, at value (identified cost $5,243,595 and 0, respectively)	5,243,595	—
Cash	27,525,569	1,118,711
Variation margin on futures contracts	204,480	—
Variation margin on swaps contracts	85,474	—
Unrealized gain on forward foreign currency exchange contracts	5,395	—
Receivables:
Dividends and interest	13,444,279	975,606
Collateral on certain derivative contracts(b)	8,313,653	883,300
Investments sold	7,503,820	—
Fund shares sold	4,226,680	92,196
Investments sold on an extended settlement basis	1,072,214	—
Foreign tax reclaims	404,009	423,230
Reimbursement from investment adviser	79,309	47,477
Securities lending income	522	15
Other assets	53,275	56,733

Total assets	2,171,364,866	535,662,674

Liabilities:
Unrealized loss on swap contracts	231,963	—
Unrealized loss on forward foreign currency exchange contracts	214,895	—
Unrealized loss on unfunded loan commitment	26	—
Variation margin on swaps contracts	529	—
Variation margin on futures contracts	—	105,907
Payables:
Investments purchased	35,743,713	303
Investments purchased on an extended settlement basis	17,179,080	—
Payable upon return of securities loaned	5,243,595	—
Fund shares redeemed	1,210,288	422,897
Management fees	737,358	286,639
Distribution and service fees and transfer agency fees	550,553	184,130
Accrued expenses	572,001	334,864

Total liabilities	61,684,001	1,334,740

Net Assets:
Paid-in capital	1,825,986,247	343,637,897
Total distributable earnings	283,694,618	190,690,037

NET ASSETS	$2,109,680,865	$534,327,934
Net Assets:
Class A	$424,553,580	$231,522,720
Class C	393,942,907	98,134,233
Institutional	942,637,183	117,039,955
Investor	307,194,309	72,243,548
Class R6	20,136,498	2,632,722
Class R	—	1,385,522
Class P	21,216,388	11,369,234
Total Net Assets	$2,109,680,865	$534,327,934
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	16,095,404	17,932,016
Class C	15,212,920	7,449,087
Institutional	34,888,979	8,549,049
Investor	11,405,600	5,285,694
Class R6	745,480	192,363
Class R	—	107,799
Class P	785,264	830,351
Net asset value, offering and redemption price per share:(c)
Class A	$26.38	$12.91
Class C	25.90	13.17
Institutional	27.02	13.69
Investor	26.93	13.67
Class R6	27.01	13.69
Class R	—	12.85
Class P	27.02	13.69

(a)	Includes loaned securities having a market value of $5,130,733 and $0, respectively.
(b)	Segregated for initial margin and/or collateral as follows:

Fund	Futures	Swaps	Forwards
Income Builder	$6,550,752	$1,472,901	$290,000
Rising Dividend Growth	883,300	—	—

(c)	Maximum public offering price per share for Class A shares of the Income Builder and the Rising Dividend Growth Funds is $27.92 and $13.66, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	Income Builder Fund	Rising Dividend Growth Fund
Investment income:

Interest	$26,878,283	$173

Dividends — unaffiliated issuers (net of foreign withholding taxes of $232,306 and $6,975)	9,104,222	3,467,289

Dividends — affiliated issuers	909,432	1,141

Securities lending income — unaffiliated issuer	15,010	—

Securities lending income — affiliated issuer	—	100,384

Total investment income	36,906,947	3,568,987

Expenses:

Management fees	4,963,312	1,857,724

Distribution and Service (12b-1) fees(a)	1,955,458	662,495

Transfer Agency fees(a)	807,796	326,186

Service fees — Class C	496,866	137,480

Custody, accounting and administrative services	154,442	64,060

Printing and mailing costs	134,550	77,747

Professional fees	79,793	90,485

Registration fees	57,520	42,122

Trustee fees	10,778	9,769

Other	43,357	17,737

Total expenses	8,703,872	3,285,805

Less — expense reductions	(1,235,844)	(591,994)

Net expenses	7,468,028	2,693,811

NET INVESTMENT INCOME	29,438,919	875,176

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	22,938,681	43,227,116

Futures contracts	4,491,213	1,621,078

Swap contracts	(2,167,999)	—

Forward foreign currency exchange contracts	671	—

Foreign currency transactions	82,054	429

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	185,302,184	104,395,720

Investments — affiliated issuers	7,651,815	—

Futures contracts	5,445,479	1,242,052

Unfunded loan commitments	(7,338)	—

Swap contracts	418,848	—

Forward foreign currency exchange contracts	(246,381)	—

Foreign currency translation	31,146	106

Net realized and unrealized gain	223,940,373	150,486,501

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$253,379,292	$151,361,677

(a)	Class specific Distribution and/or Service (12b-1) and Transfer Agency fees were as follows:

	Distribution and/or Service Fees			Transfer Agency Fees
Fund	Class A	Class C	Class R	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income Builder	$472,963	$1,482,495	$—	$227,022	$237,199	$164,575	$172,892	$3,257	$—	$2,851
Rising Dividend Growth	249,192	410,036	3,267	159,483	87,474	20,777	55,607	341	1,045	1,459

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Statements of Changes in Net Assets

	Income Builder Fund		Rising Dividend Growth Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income	$29,438,919	$54,721,757	$875,176	$4,030,187

Net realized gain	25,344,620	2,922,420	44,848,623	9,793,823

Net change in unrealized gain (loss)	198,595,753	(35,522,416)	105,637,878	(35,117,978)
Net increase (decrease) in net assets resulting from operations	253,379,292	22,121,761	151,361,677	(21,293,968)

Distributions to shareholders:

From distributable earnings

Class A Shares	(5,983,305)	(10,209,770)	(6,210,988)	(22,041,864)

Class C Shares	(4,729,099)	(11,069,448)	(3,210,036)	(18,275,200)

Institutional Shares	(14,078,579)	(23,450,042)	(3,269,547)	(18,751,099)

Investor Shares	(4,771,338)	(9,135,582)	(2,221,271)	(10,452,379)

Class R6 Shares	(293,486)	(1,888,374)	(70,787)	(239,578)

Class R Shares	—	—	(40,030)	(237,072)

Class P Shares	(322,085)	(555,182)	(310,515)	(1,854,725)

From return of capital

Class A Shares	—	(376,178)	—	—

Class C Shares	—	(407,853)	—	—

Institutional Shares	—	(864,015)	—	—

Investor Shares	—	(336,600)	—	—

Administration Shares	—	(69,577)	—	—

Class P Shares	—	(20,455)	—	—

Total distributions to shareholders	(30,177,892)	(58,383,076)	(15,333,174)	(71,851,917)

From share transactions:

Proceeds from sales of shares	412,461,358	598,390,032	57,004,531	61,008,232

Reinvestment of distributions	26,765,392	51,956,624	14,437,367	65,123,455

Cost of shares redeemed	(269,840,082)	(572,473,130)	(122,223,899)	(309,614,281)

Net increase (decrease) in net assets resulting from share transactions	169,386,668	77,873,526	(50,782,001)	(183,482,594)

TOTAL INCREASE (DECREASE)	392,588,068	41,612,211	85,246,502	(276,628,479)

Net assets:

Beginning of period	1,717,092,797	1,675,480,586	449,081,432	725,709,911

End of period	$2,109,680,865	$1,717,092,797	$534,327,934	$449,081,432

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.40		$23.67	$21.67	$22.72	$21.60	$21.77

Net investment income(a)	0.38		0.73	0.82	0.80	0.79	0.79

Net realized and unrealized gain (loss)	3.00		(0.21)	2.02	(1.02)	1.17	(0.16)

Total from investment operations	3.38		0.52	2.84	(0.22)	1.96	0.63

Distributions to shareholders from net investment income	(0.40)		(0.76)	(0.84)	(0.80)	(0.80)	(0.80)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.03)	(0.04)	—

Total distributions	(0.40)		(0.79)	(0.84)	(0.83)	(0.84)	(0.80)

Net asset value, end of period	$26.38		$23.40	$23.67	$21.67	$22.72	$21.60

Total return(b)	14.48%		2.29%	13.34%	(1.03)%	9.21%	3.04%

Net assets, end of period (in 000s)	$424,554		$328,039	$314,951	$309,719	$387,349	$574,574

Ratio of net expenses to average net assets	0.81	%(c)	0.92%	0.95%	0.97%	0.98%	0.98%

Ratio of total expenses to average net assets	0.94	%(c)	0.98%	1.00%	1.02%	1.10%	1.10%

Ratio of net investment income to average net assets	3.03	%(c)	3.15%	3.63%	3.54%	3.55%	3.75%

Portfolio turnover rate(d)	25%		46%	47%	42%	51%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$22.98		$23.26	$21.31	$22.35	$21.26	$21.45

Net investment income(a)	0.28		0.55	0.64	0.62	0.61	0.62

Net realized and unrealized gain (loss)	2.94		(0.21)	1.98	(1.00)	1.16	(0.16)

Total from investment operations	3.22		0.34	2.62	(0.38)	1.77	0.46

Distributions to shareholders from net investment income	(0.30)		(0.60)	(0.67)	(0.64)	(0.65)	(0.65)

Distributions to shareholders from return of capital	—		(0.02)	—	(0.02)	(0.03)	—

Total distributions	(0.30)		(0.62)	(0.67)	(0.66)	(0.68)	(0.65)

Net asset value, end of period	$25.90		$22.98	$23.26	$21.31	$22.35	$21.26

Total return(b)	14.01%		1.57%	12.44%	(1.74)%	8.41%	2.25%

Net assets, end of period (in 000s)	$393,943		$380,590	$463,483	$475,897	$619,357	$682,819

Ratio of net expenses to average net assets	1.56	%(c)	1.67%	1.70%	1.72%	1.73%	1.73%

Ratio of total expenses to average net assets	1.69	%(c)	1.73%	1.75%	1.77%	1.85%	1.85%

Ratio of net investment income to average net assets	2.28	%(c)	2.41%	2.88%	2.79%	2.79%	2.98%

Portfolio turnover rate(d)	25%		46%	47%	42%	51%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.96		$24.21	$22.15	$23.20	$22.04	$22.20

Net investment income(a)	0.44		0.84	0.93	0.90	0.90	0.89

Net realized and unrealized gain (loss)	3.06		(0.21)	2.06	(1.03)	1.19	(0.17)

Total from investment operations	3.50		0.63	2.99	(0.13)	2.09	0.72

Distributions to shareholders from net investment income	(0.44)		(0.85)	(0.93)	(0.89)	(0.88)	(0.88)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.03)	(0.05)	—

Total distributions	(0.44)		(0.88)	(0.93)	(0.92)	(0.93)	(0.88)

Net asset value, end of period	$27.02		$23.96	$24.21	$22.15	$23.20	$22.04

Total return(b)	14.66%		2.68%	13.76%	(0.63)%	9.64%	3.42%

Net assets, end of period (in 000s)	$942,637		$669,848	$609,414	$680,661	$818,309	$740,182

Ratio of net expenses to average net assets	0.48	%(c)	0.56%	0.57%	0.58%	0.58%	0.58%

Ratio of total expenses to average net assets	0.61	%(c)	0.62%	0.61%	0.63%	0.70%	0.70%

Ratio of net investment income to average net assets	3.35	%(c)	3.52%	4.03%	3.93%	3.93%	4.13%

Portfolio turnover rate(d)	25%		46%	47%	42%	51%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.89		$24.14	$22.09	$23.14	$21.98	$22.14

Net investment income(a)	0.42		0.81	0.89	0.87	0.86	0.85

Net realized and unrealized gain (loss)	3.05		(0.21)	2.05	(1.03)	1.20	(0.16)

Total from investment operations	3.47		0.60	2.94	(0.16)	2.06	0.69

Distributions to shareholders from net investment income	(0.43)		(0.82)	(0.89)	(0.86)	(0.85)	(0.85)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.03)	(0.05)	—

Total distributions	(0.43)		(0.85)	(0.89)	(0.89)	(0.90)	(0.85)

Net asset value, end of period	$26.93		$23.89	$24.14	$22.09	$23.14	$21.98

Total return(b)	14.62%		2.53%	13.59%	(0.77)%	9.51%	3.28%

Net assets, end of period (in 000s)	$307,194		$256,919	$263,228	$239,226	$302,778	$142,813

Ratio of net expenses to average net assets	0.56	%(c)	0.67%	0.70%	0.72%	0.73%	0.73%

Ratio of total expenses to average net assets	0.69	%(c)	0.73%	0.75%	0.77%	0.85%	0.85%

Ratio of net investment income to average net assets	3.27	%(c)	3.40%	3.87%	3.79%	3.77%	3.96%

Portfolio turnover rate(d)	25%		46%	47%	42%	51%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$23.95		$24.21	$22.15	$23.20	$22.04	$22.20

Net investment income(a)	0.44		0.83	0.93	0.85	0.90	0.89

Net realized and unrealized gain (loss)	3.06		(0.21)	2.06	(0.98)	1.19	(0.17)

Total from investment operations	3.50		0.62	2.99	(0.13)	2.09	0.72

Distributions to shareholders from net investment income	(0.44)		(0.85)	(0.93)	(0.89)	(0.88)	(0.88)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.03)	(0.05)	—

Total distributions	(0.44)		(0.88)	(0.93)	(0.92)	(0.93)	(0.88)

Net asset value, end of period	$27.01		$23.95	$24.21	$22.15	$23.20	$22.04

Total return(b)	14.66%		2.70%	13.72%	(0.62)%	9.69%	3.38%

Net assets, end of period (in 000s)	$20,136		$65,293	$10,486	$130	$11	$10

Ratio of net expenses to average net assets	0.47	%(c)	0.54%	0.56%	0.57%	0.57%	0.58%

Ratio of total expenses to average net assets	0.60	%(c)	0.61%	0.61%	0.61%	0.69%	0.70%

Ratio of net investment income to average net assets	3.44	%(c)	3.51%	3.96%	3.72%	3.93%	4.12%

Portfolio turnover rate(d)	25%		46%	47%	42%	51%	80%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INCOME BUILDER FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Income Builder Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$23.96		$24.21	$22.15	$22.95

Net investment income(b)	0.44		0.84	0.94	0.45

Net realized and unrealized gain (loss)	3.06		(0.21)	2.05	(0.71)

Total from investment operations	3.50		0.63	2.99	(0.26)

Distributions to shareholders from net investment income	(0.44)		(0.85)	(0.93)	(0.51)

Distributions to shareholders from return of capital	—		(0.03)	—	(0.03)

Total distributions	(0.44)		(0.88)	(0.93)	(0.54)

Net asset value, end of period	$27.02		$23.96	$24.21	$22.15

Total return(c)	14.66%		2.70%	13.77%	(1.18)%

Net assets, end of period (in 000s)	$21,216		$16,404	$13,919	$16,122

Ratio of net expenses to average net assets	0.47	%(d)	0.55%	0.56%	0.58	%(d)

Ratio of total expenses to average net assets	0.60	%(d)	0.61%	0.61%	0.58	%(d)

Ratio of net investment income to average net assets	3.36	%(d)	3.51%	4.04%	3.60	%(d)

Portfolio turnover rate(e)	25%		46%	47%	42%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.81		$11.18	$19.56	$22.54	$19.66	$20.68

Net investment income(a)	0.02		0.08	0.10	0.09	0.11	0.07

Net realized and unrealized gain (loss)	3.45		(0.23)	0.78	1.25	3.48	(0.83)

Total from investment operations	3.47		(0.15)	0.88	1.34	3.59	(0.76)

Distributions to shareholders from net investment income	(0.33)		(0.24)	(0.22)	(0.28)	(0.25)	(0.12)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(4.04)	(0.46)	(0.14)

Total distributions	(0.37)		(1.22)	(9.26)	(4.32)	(0.71)	(0.26)

Net asset value, end of period	$12.91		$9.81	$11.18	$19.56	$22.54	$19.66

Total return(b)	36.14%		(1.80)%	10.41%	6.27%	18.59%	(3.71)%

Net assets, end of period (in 000s)	$231,523		$167,765	$208,416	$297,772	$370,204	$697,430

Ratio of net expenses to average net assets	1.03	%(c)	1.09%	1.15%	1.17%	1.16%	1.14%

Ratio of total expenses to average net assets	1.28	%(c)	1.29%	1.27%	1.20%	1.19%	1.16%

Ratio of net investment income (loss) to average net assets	0.40	%(c)	0.81%	0.86%	0.42%	0.52%	0.35%

Portfolio turnover rate(d)	27%		43%	45%	101%	45%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.99		$11.36	$19.71	$22.69	$19.79	$20.84

Net investment income (loss)(a)	(0.02)		— (b)	0.01	(0.07)	(0.05)	(0.08)

Net realized and unrealized gain (loss)	3.52		(0.23)	0.80	1.26	3.50	(0.84)

Total from investment operations	3.50		(0.23)	0.81	1.19	3.45	(0.92)

Distributions to shareholders from net investment income	(0.28)		(0.16)	(0.12)	(0.13)	(0.13)	(0.06)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(4.04)	(0.42)	(0.07)

Total distributions	(0.32)		(1.14)	(9.16)	(4.17)	(0.55)	(0.13)

Net asset value, end of period	$13.17		$9.99	$11.36	$19.71	$22.69	$19.79

Total return(c)	35.58%		(2.50)%	9.55%	5.49%	17.68%	(4.43)%

Net assets, end of period (in 000s)	$98,134		$108,840	$194,302	$348,220	$463,110	$571,438

Ratio of net expenses to average net assets	1.78	%(d)	1.84%	1.90%	1.92%	1.91%	1.89%

Ratio of total expenses to average net assets	2.03	%(d)	2.03%	2.02%	1.95%	1.94%	1.91%

Ratio of net investment income (loss) to average net assets	(0.32	)%(d)	0.03%	0.12%	(0.33)%	(0.23)%	(0.40)%

Portfolio turnover rate(e)	27%		43%	45%	101%	45%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.38		$11.76	$20.08	$23.02	$20.08	$21.12

Net investment income(a)	0.05		0.12	0.15	0.18	0.20	0.15

Net realized and unrealized gain (loss)	3.65		(0.24)	0.83	1.28	3.55	(0.85)

Total from investment operations	3.70		(0.12)	0.98	1.46	3.75	(0.70)

Distributions to shareholders from net investment income	(0.35)		(0.28)	(0.26)	(0.36)	(0.31)	(0.15)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(4.04)	(0.50)	(0.19)

Total distributions	(0.39)		(1.26)	(9.30)	(4.40)	(0.81)	(0.34)

Net asset value, end of period	$13.69		$10.38	$11.76	$20.08	$23.02	$20.08

Total return(b)	36.23%		(1.47)%	10.85%	6.75%	19.01%	(3.35)%

Net assets, end of period (in 000s)	$117,040		$97,358	$191,509	$425,555	$759,274	$958,317

Ratio of net expenses to average net assets	0.72	%(c)	0.78%	0.80%	0.78%	0.76%	0.74%

Ratio of total expenses to average net assets	0.91	%(c)	0.90%	0.88%	0.81%	0.79%	0.76%

Ratio of net investment income to average net assets	0.74	%(c)	1.10%	1.25%	0.83%	0.92%	0.74%

Portfolio turnover rate(d)	27%		43%	45%	101%	45%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.36		$11.75	$20.07	$23.01	$20.07	$21.10

Net investment income(a)	0.04		0.11	0.14	0.14	0.17	0.12

Net realized and unrealized gain (loss)	3.66		(0.25)	0.83	1.29	3.54	(0.84)

Total from investment operations	3.70		(0.14)	0.97	1.43	3.71	(0.72)

Distributions to shareholders from net investment income	(0.35)		(0.27)	(0.25)	(0.33)	(0.27)	(0.14)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(4.04)	(0.50)	(0.17)

Total distributions	(0.39)		(1.25)	(9.29)	(4.37)	(0.77)	(0.31)

Net asset value, end of period	$13.67		$10.36	$11.75	$20.07	$23.01	$20.07

Total return(b)	36.26%		(1.55)%	10.73%	6.56%	18.85%	(3.45)%

Net assets, end of period (in 000s)	$72,244		$64,328	$105,498	$227,158	$362,752	$272,442

Ratio of net expenses to average net assets	0.78	%(c)	0.84%	0.90%	0.92%	0.91%	0.89%

Ratio of total expenses to average net assets	1.03	%(c)	1.03%	1.02%	0.95%	0.94%	0.91%

Ratio of net investment income to average net assets	0.66	%(c)	1.04%	1.13%	0.68%	0.79%	0.59%

Portfolio turnover rate(d)	27%		43%	45%	101%	45%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.37		$11.76	$20.08	$20.18

Net investment income(b)	0.04		0.12	0.14	0.02

Net realized and unrealized gain (loss)	3.67		(0.25)	0.85	0.29

Total from investment operations	3.71		(0.13)	0.99	0.31

Distributions to shareholders from net investment income	(0.35)		(0.28)	(0.27)	(0.28)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(0.13)

Total distributions	(0.39)		(1.26)	(9.31)	(0.41)

Net asset value, end of period	$13.69		$10.37	$11.76	$20.08

Total return(c)	36.37%		(1.47)%	10.78%	1.54%

Net assets, end of period (in 000s)	$2,633		$1,868	$2,240	$10

Ratio of net expenses to average net assets	0.71	%(d)	0.76%	0.80%	0.77	%(d)

Ratio of total expenses to average net assets	0.90	%(d)	0.90%	0.89%	0.80	%(d)

Ratio of net investment income to average net assets	0.71	%(d)	1.11%	1.19%	0.16	%(d)

Portfolio turnover rate(e)	27%		43%	45%	101%

(a)	Commenced operations on February 28, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$9.76		$11.13	$19.51	$22.49	$19.63	$20.66

Net investment income(a)	0.01		0.06	0.07	0.04	0.06	0.02

Net realized and unrealized gain (loss)	3.44		(0.24)	0.78	1.25	3.47	(0.84)

Total from investment operations	3.45		(0.18)	0.85	1.29	3.53	(0.82)

Distributions to shareholders from net investment income	(0.32)		(0.21)	(0.19)	(0.23)	(0.21)	(0.08)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(4.04)	(0.46)	(0.13)

Total distributions	(0.36)		(1.19)	(9.23)	(4.27)	(0.67)	(0.21)

Net asset value, end of period	$12.85		$9.76	$11.13	$19.51	$22.49	$19.63

Total return(b)	35.91%		(2.01)%	10.08%	6.07%	18.27%	(3.96)%

Net assets, end of period (in 000s)	$1,386		$1,131	$2,575	$3,484	$4,506	$4,749

Ratio of net expenses to average net assets	1.28	%(c)	1.35%	1.40%	1.42%	1.41%	1.39%

Ratio of total expenses to average net assets	1.53	%(c)	1.53%	1.52%	1.45%	1.44%	1.41%

Ratio of net investment income to average net assets	0.15	%(c)	0.57%	0.61%	0.18%	0.27%	0.10%

Portfolio turnover rate(d)	27%		43%	45%	101%	45%	16%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS RISING DIVIDEND GROWTH FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Rising Dividend Growth Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.38		$11.76	$20.08	$20.21

Net investment income (loss)(b)	0.04		0.12	0.15	(0.04)

Net realized and unrealized gain (loss)	3.66		(0.24)	0.84	0.25

Total from investment operations	3.70		(0.12)	0.99	0.21

Distributions to shareholders from net investment income	(0.35)		(0.28)	(0.27)	(0.21)

Distributions to shareholders from net realized gains	(0.04)		(0.98)	(9.04)	(0.13)

Total distributions	(0.39)		(1.26)	(9.31)	(0.34)

Net asset value, end of period	$13.69		$10.38	$11.76	$20.08

Total return(c)	36.23%		(1.46)%	10.86%	1.03%

Net assets, end of period (in 000s)	$11,369		$7,791	$21,171	$41,067

Ratio of net expenses to average net assets	0.71	%(d)	0.77%	0.79%	0.77	%(d)

Ratio of total expenses to average net assets	0.90	%(d)	0.89%	0.87%	0.81	%(d)

Ratio of net investment income to average net assets	0.69	%(d)	1.10%	1.24%	(0.37	)%(d)

Portfolio turnover rate(e)	27%		43%	45%	101%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Income Builder	A, C, Institutional, Investor, R6 and P	Diversified
Rising Dividend Growth	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with contingent deferred sales charge (“CDSC”) of 1.00% which is imposed on redemptions made within 12 months of purchase. Institutional, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Fund pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT. Distributions from master limited partnerships (“MLPs”) are generally recorded based on the characterization reported on the MLP’s tax return. A Fund records its pro-rata share of the income/loss and capital gains/losses, allocated from the underlying partnerships and adjusts the cost basis of the underlying partnerships accordingly. For derivative contracts, realized gains and losses are recorded upon settlement of the contract. Upfront payments, if any, are made or received upon entering into a swap agreement and are reflected in the Statements of Assets and Liabilities. Upfront payments are recognized over the contract’s term/event as realized gains or losses, with the exception of forward starting swap contracts whose realized gains or losses are recognized from the effective start date. For securities with paydown provisions, principal payments received are treated as a proportionate reduction to the cost basis of the securities, and excess or shortfall amounts are recorded as income.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable

43

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Income Builder	Monthly	Annually
Rising Dividend Growth	Quarterly	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of the Funds are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. With the exception of treasury securities of G7 countries, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i.  Bank Loans — Bank loans (“Loans”) are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. Loans are arranged through private negotiations between the borrower and one or more financial institutions (“Lenders”). A Fund’s investments in Loans are in the form of either participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties (“Assignments”). With respect to Participations, a Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the

45

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

Lender selling the Participations and only upon receipt by the Lender of the payments from the borrower. A Fund generally has no right to enforce compliance by the borrower with the terms of the loan agreement with respect to Participations. Conversely, assignments result in a Fund having a direct contractual relationship with the borrower, and the Fund may be permitted to enforce compliance by the borrower with the terms of the loan agreement.

The Income Builder Fund may also enter into certain credit arrangements, all or a portion of which may be unfunded. Unfunded loan commitments represent the remaining obligation of a Fund to the borrower. A Fund is obligated to fund these commitments at the borrower’s discretion. A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit of a loan. All loans and unfunded loan commitments involve interest rate risk, liquidity risk and credit risk, including the potential default or insolvency of the borrower. Loans, including unfunded loan commitments, are marked to market daily using pricing vendor quotations and the change in value, if any, is recorded as an unrealized gain or loss.

ii.  Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be

46

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

iii.  Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

iv.  Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation, including a group of assets or exposure to the performance of an index. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade.

47

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, a Fund could suffer a loss because the value of the referenced obligation and the premium payments received may be less than the notional amount of the swap paid to the buyer of protection. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in a cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty upon settlement. The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where a Fund bought credit protection.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A total return swap is an agreement that gives a Fund the right to receive or pay the appreciation or depreciation, as applicable, in the value of a specified security, an index, a basket of securities or indices or other instrument in return for a fee paid to the counterparty, which will typically be an agreed upon interest rate. If the underlying asset declines in value over the term of the swap, a Fund may also be required to pay the dollar value of that decline to the counterparty.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

INCOME BUILDER

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$6,449,136	$—	$—

Europe	173,103,411	—	—

North America	619,262,715	11,402,220	576,315

Fixed Income

Corporate Obligations	—	967,448,993	—

Mortgage-Backed Obligations	—	175,940	—

Foreign Debt Obligations	—	2,968,640	—

Bank Loans	—	157,985,644	6,528,456

Warrants	—	60,243	48,685

Investment Companies	156,710,935	—	—

Securities Lending Reinvestment Vehicle	5,243,595	—	—

Total	$960,769,792	$1,140,041,680	$7,153,456

Liabilities(b)

Fixed Income

Unfunded Loan Commitment	$—	$—	$(26)

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$5,395	$—

Futures Contracts	3,272,854	—	—

Interest Rate Swap Contracts	—	1,815	—

Credit Default Swap Contracts	—	19,140	—

Total	$3,272,854	$26,350	$—

Liabilities(b)

Forward Foreign Currency Exchange Contracts	$—	$(214,895)	$—

Futures Contracts	(1,245,595)	—	—

Interest Rate Swap Contracts	—	(166,529)	—

Total Return Swap Contracts	—	(231,963)	—

Total	$(1,245,595)	$(613,387)	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

RISING DIVIDEND GROWTH

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$20,040,880	$—	$—

North America	496,772,019	—	—

Investment Companies	15,252,507	—	—

Total	$532,065,406	$—	$—

Derivative Type

Assets(b)

Futures Contracts	$914,918	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Income Builder
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Credit	Variation margin on swap contracts;	$19,140		—	$—
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	5,395		Payable for unrealized loss on forward foreign currency exchange contracts	(214,895)
Equity	Variation margin on futures contracts	2,492,471	(a)	Payable for unrealized loss on swap contracts	(231,963)	(b)
Interest rate	Variation margin on swap contracts; Variation margin on futures contracts	782,198	(a)	Variation margin on swap contracts; Variation margin on futures contracts	(1,412,124)	(a)
Total		$3,299,204			$(1,858,982)

Rising Dividend Growth
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Equity	Variation margin on futures contracts	$914,918	(a)	—	$—

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

4. INVESTMENTS IN DERIVATIVES (continued)

(b)	Aggregate of amounts include $231,963 for the Income Builder Fund, which represents the payments to be made pursuant to bilateral agreements should counterparties exercise their “right to terminate” provisions based on, among others, the Fund’s performance, their failure to pay on their obligations or failure to pledge collateral. Such amount does not include incremental charges directly associated with the close-out of the agreements. It also does not reflect the fair value of any assets pledged as collateral which, through the daily margining process, substantially offsets the aforementioned amounts and for which the Fund is entitled to a full return.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Income Builder
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Credit	Net realized gain (loss) from swap contracts/Net unrealized gain (loss) swap contracts	$(6,994)	$19,140
Currency	Net realized gain (loss) from forward foreign currency exchange contracts/Net unrealized gain(loss) on forward foreign currency exchange contracts	671	(246,381)
Equity	Net realized gain from futures and swap contracts/Net unrealized gain (loss) on futures and swap contracts	12,653,592	4,281,114
Interest	Net realized gain from futures contracts and swap contracts/Net change in unrealized gain (loss) on futures contracts and swap contracts	(10,324,675)	1,564,073
Total		$2,322,594	$5,617,946

Rising Dividend Growth
Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Equity	Net realized gain (loss) from futures contracts/Net unrealized gain(loss) on futures contracts	$1,621,078	$1,242,052

For the six months ended April 30, 2021, the relevant values for each derivative type was as follows:

	Average Number of Contracts or Notional Amount(a)
Fund	Futures contracts	Forwards contracts	Swap Agreements
Income Builder	3,432	$16,489,984	$76,170,746
Rising Dividend Growth	64	—	—

(a)	Amounts disclosed represent average number of contracts for futures contracts or notional amounts for forward contracts and swap agreements, based on absolute values, which is indicative of volume for this derivative type, for the months that the Funds held such derivatives during the six months ended April 30, 2021.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Income Builder	0.54%	0.49%	0.46%	0.45%	0.44%	0.52%	0.44	%*
Rising Dividend Growth	0.75	0.68	0.64	0.63	0.62	0.75	0.67	**

^	Effective Net Management Rate includes impact of management fee waivers of underlying funds, if any.
*	The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.44% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2022, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.
**	The Investment Adviser agreed to waive a portion of the Management Fee so that the net management fee will not exceed 0.67% as an annual percentage rate of the Fund’s average net assets. This management fee waiver arrangement will remain in effect through at least February 28, 2022, and prior to such date, GSAM may not terminate the arrangement without the approval of the Board of Trustees.

Certain Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund and Class R6 Shares of the Goldman Sachs Emerging Markets Equity Fund, Goldman Sachs Financial Square Government Fund, Goldman Sachs High Yield Fund, and Goldman Sachs MLP Energy Infrastructure Fund, which are affiliated Underlying Funds. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to any of the affiliated Underlying Funds in which the Funds invest. For the six months ended April 30, 2021, the management fee waived by GSAM was for each Fund as follows:

Fund	Management Fee Waived
Income Builder	$62,008
Rising Dividend Growth	6,263

B. Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly, for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. During For the six months ended April 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Income Builder	$35,305	$—
Rising Dividend Growth	5,824	—

D.  Service Plan— The Trust, on behalf of each applicable Fund, has adopted a Service Plan to allow Class C Shares to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.12% of the average daily net assets of Class A, Class C and Investor Shares of the Income Builder Fund; 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund; 0.03% of the average daily net assets of Class R6 and P Shares of each Fund; and 0.04% of the average daily net assets of Institutional Shares of each Fund.

Goldman Sachs has agreed to waive a portion of its transfer agency fee (a component of “Other Expenses”) equal to 0.06% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the Rising Dividend Growth Fund. This arrangement will remain in effect through at least February 28, 2022, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Funds. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the Income Builder and Rising Dividend Growth Funds are 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waivers/ Credits	Other Expense Reimbursements	Total Expense Reductions
Income Builder	$789,333	$—	$446,511	$1,235,844
Rising Dividend Growth	204,420	113,854	273,720	591,994

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

G.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021 the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2021, Goldman Sachs earned $9,637 in brokerage commissions from portfolio transactions, on behalf of the Income Builder Fund.

The table below shows the transactions in and earnings from investments in the Underlying Funds for the six months ended April 30, 2021:

Fund	Underlying Fund	Beginning Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Gain/(Loss)	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Income Builder	Goldman Sachs Emerging Markets Equity Fund — Class R6	$64,528	$246	$—	$14,405	$79,179	2,524	$246
	Goldman Sachs Financial Square Government Fund — Institutional Shares	6,480,207	295,123,710	(243,561,373)	—	58,042,544	58,042,544	5,294
	Goldman Sachs Financial Square Government Fund — Class R6	20,500,074	217,698,542	(168,902,467)	—	69,296,149	69,296,149	6,240
	Goldman Sachs High Yield Fund — Class R6	54,358	1,462	—	2,832	58,652	9,065	1,462
	Goldman Sachs MLP Energy Infrastructure Fund — Class R6	11,446,384	10,153,449	—	7,634,578	29,234,411	1,276,612	896,190
Total		$38,545,551	$522,977,409	$(412,463,840)	$7,651,815	$156,710,935		$909,432

Rising Dividend Growth	Goldman Sachs Financial Square Government Fund — Institutional Shares	$151,784	$8,893,152	$(8,808,321)	$—	$236,615	236,615	$40
	Goldman Sachs Financial Square Government Fund — Class R6	4,494,394	85,925,562	(75,404,064)	—	15,015,892	15,015,892	1,101
Total		$4,646,178	$94,818,714	$(84,212,385)	$—	$15,252,507		$1,141

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were:

Fund	Purchases of U.S. Government and Agency Obligations	Purchases (Excluding U.S. Government and Agency Obligations)	Sales and Maturities of U.S. Government and Agency Obligations	Sales and Maturities (Excluding U.S. Government and Agency Obligations)
Income Builder	$—	$574,450,393	$1,730,000	$458,971,661
Rising Dividend Growth	—	128,565,141	—	193,815,965

7. SECURITIES LENDING

The Income Builder Fund may lend its securities through a securities lending agent, the Bank of New York Mellon (“BNYM”), to certain qualified borrowers. Pursuant to exemptive relief granted by the SEC and the terms and conditions contained therein, the Rising Dividend Growth Fund may lend its securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will and BNYM may exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL or BNYM are unable to purchase replacement securities, GSAL and/or BNYM will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. SECURITIES LENDING (continued)

The Funds, GSAL and BNYM received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds’ for the six months ended April 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2021		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Rising Dividend Growth	$11,155	$—	$—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2021.

Fund	Beginning value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2021	Shares as of April 30, 2021
Income Builder	$—	$51,567,581	$(46,323,986)	$5,243,595	5,243,595
Rising Dividend Growth	1,243,550	18,864,871	(20,108,421)	—	—

8. TAX INFORMATION

As of the Fund’s most recent fiscal year end, October 31, 2020, the Fund’s capital loss carryforwards and certain timing differences on a tax basis were as follows:

	Income Builder	Rising Dividend Growth
Capital loss carryforwards:
Perpetual Short-Term	$(597,071)	$—
Perpetual Long-Term	(20,303,770)	—
Total capital loss carryforwards	$(20,900,841)	$—
Timing differences (Straddle Loss Deferral and Defaulted Bonds)	$(170,593)	$(12,450,322)

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Income Builder	Rising Dividend Growth
Tax Cost	$1,829,745,098	$371,320,028
Gross unrealized gain	291,193,439	187,979,808
Gross unrealized loss	(12,973,609)	(27,234,430)
Net unrealized gains (losses)	$278,219,830	$160,745,378

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts and foreign currency contracts, and differences to the tax treatment of underlying fund investments, partnership investments, and material modification of debt securities.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income

Floating and Variable Rate Obligations Risk — Floating rate and variable rate obligations are debt instruments issued by companies or other entities with interest rates that reset periodically (typically, daily, monthly, quarterly, or semiannually) in response to changes in the market rate of interest on which the interest rate is based. For floating and variable rate obligations, there may be a lag between an actual change in the underlying interest rate benchmark and the reset time for an interest payment of such an obligation, which could harm or benefit the Income Builder Fund, depending on the interest rate environment or other circumstances. In a rising interest rate environment, for example, a floating or variable rate obligation that does not reset immediately would prevent the Fund from taking full advantage of rising interest rates in a timely manner. However, in a declining interest rate environment, the Fund may benefit from a lag due to an obligation’s interest rate payment not being immediately impacted by a decline in interest rates.

In 2017, the United Kingdom’s Financial Conduct Authority (“FCA”) warned that LIBOR may cease to be available or appropriate for use by 2021. The unavailability or replacement of LIBOR may affect the value, liquidity or return on certain Fund investments and may result in costs incurred in connection with closing out positions and entering into new trades. Any pricing adjustments to the Fund’s investments resulting from a substitute reference rate may also adversely affect the Fund’s performance and/or NAV.

Foreign Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the United States. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the United States or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations,

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER RISKS (continued)

which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time.

Foreign Custody Risk — If a Fund invests in foreign securities, the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Interest Rate Risk — When interest rates increase, fixed income securities or instruments held by a Fund will generally decline in value. Long-term fixed income securities or instruments will normally have more price volatility because of this risk than short-term fixed income securities or instruments. The risks associated with changing interest rates may have unpredictable effects on the markets and a Fund’s investments. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Funds.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities or the lack of an active market. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Loan-Related Investments Risk — In addition to risks generally associated with debt investments (e.g., interest rate risk and default risk), loan-related investments such as loan participations and assignments are subject to other risks. Although a loan obligation may be fully collateralized at the time of acquisition, the collateral may decline in value, be or become illiquid or less liquid, or lose all or substantially all of its value subsequent to investment. Many loan investments are subject to legal or contractual restrictions on resale and certain loan investments may be or become illiquid or less liquid and more difficult to value, particularly in the event of a downgrade of the loan or the borrower. There is less readily available, reliable information about most loan investments than is the case for many other types of securities. Substantial increases in interest rates may cause an increase in loan obligation defaults. With respect to loan participations, the Fund may not always have direct recourse against a borrower if the

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9. OTHER RISKS (continued)

borrower fails to pay scheduled principal and/or interest; may be subject to greater delays, expenses and risks than if the Fund had purchased a direct obligation of the borrower; and may be regarded as the creditor of the agent lender (rather than the borrower), subjecting the Fund to the creditworthiness of that lender as well. Investors in loans, such as the Fund, may not be entitled to rely on the anti-fraud protections of the federal securities laws, although they may be entitled to certain contractual remedies. The market for loan obligations may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Because transactions in many loans are subject to extended trade settlement periods, the Fund may not receive the proceeds from the sale of a loan for a period after the sale. As a result, sale proceeds related to the sale of loans may not be available to make additional investments or to meet the Fund’s redemption obligations for a period after the sale of the loans, and, as a result, the Fund may have to sell other investments or engage in borrowing transactions, such as borrowing from its credit facility, if necessary to raise cash to meet its obligations.

Senior Loans hold the most senior position in the capital structure of a business entity, and are typically secured with specific collateral, but are nevertheless usually rated below investment grade. Because Second Lien Loans are subordinated or unsecured and thus lower in priority of payment to Senior Loans, they are subject to the additional risk that the cash flow of the borrower and property securing the loan or debt, if any, may be insufficient to meet scheduled payments after giving effect to the senior secured obligations of the borrower. Second Lien Loans generally have greater price volatility than Senior Loans and may be less liquid.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Short Position Risk — The Funds may enter into a short position through a futures contract, an option or swap agreement or through short sales of any instrument that the Funds may purchase for investment. Taking short positions involves leverage of the Funds’ assets and presents various risks, including counterparty risk. If the value of the underlying instrument or market in which the Funds have taken a short position increases, then the Funds will incur a loss equal to the increase in value from the time that the short position was entered into plus any related interest payments or other fees. Taking short positions involves the risk that losses may be disproportionate, may exceed the amount invested, and may be unlimited. To the extent that the Funds use the proceeds they receive from a short position to take additional long positions, the risks associated with the short position, including leverage risks, may be heightened, because doing so increases the exposure of the Funds to the markets and therefore could magnify changes to the Funds’ NAV.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

11. OTHER MATTERS

In March 2020, the FASB issued Accounting Standard Update (“ASU”) No. 2020-04, “Reference Rate Reform (Topic 848): Facilitation of the Effects of Reference Rate Reform on Financial Reporting.” This ASU provides optional exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected reference rate reform if certain criteria are met. ASU 2020-04 is elective and is effective on March 12, 2020 through December 31, 2022. As of the financial reporting period, GSAM is currently evaluating the impact, if any, of applying ASU 2020-04.

12. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

13. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Income Builder Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	3,309,531	$84,987,043	3,444,417	$81,075,795
Reinvestment of distributions	206,893	5,314,329	425,053	9,849,705
Shares redeemed	(1,438,049)	(36,874,763)	(3,157,946)	(72,889,213)
	2,078,375	53,426,609	711,524	18,036,287
Class C Shares
Shares sold	933,831	23,496,113	1,789,841	41,157,194
Reinvestment of distributions	182,103	4,588,853	465,379	10,575,196
Shares redeemed	(2,464,251)	(62,030,325)	(5,623,116)	(127,931,312)
	(1,348,317)	(33,945,359)	(3,367,896)	(76,198,922)
Institutional Shares
Shares sold	9,030,580	236,045,531	12,873,547	308,323,535
Reinvestment of distributions	437,132	11,501,297	825,771	19,554,766
Shares redeemed	(2,534,370)	(66,361,087)	(10,911,901)	(251,978,866)
	6,933,342	181,185,741	2,787,417	75,899,435
Investor Shares
Shares sold	2,247,947	58,334,114	4,058,729	96,589,681
Reinvestment of distributions	182,053	4,771,095	400,544	9,472,182
Shares redeemed	(1,780,066)	(46,424,990)	(4,607,546)	(105,650,306)
	649,934	16,680,219	(148,273)	411,557
Class R6 Shares
Shares sold	175,566	4,632,311	2,479,595	60,768,260
Reinvestment of distributions	10,175	267,733	81,840	1,929,138
Shares redeemed	(2,166,442)	(55,517,849)	(268,437)	(5,872,640)
	(1,980,701)	(50,617,805)	2,292,998	56,824,758
Class P Shares
Shares sold	187,914	4,966,246	432,334	10,475,567
Reinvestment of distributions	12,244	322,085	24,175	575,637
Shares redeemed	(99,501)	(2,631,068)	(346,748)	(8,150,793)
	100,657	2,657,263	109,761	2,900,411

NET INCREASE	6,433,290	$169,386,668	2,385,531	$77,873,526

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GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

13. SUMMARY OF SHARE TRANSACTIONS (continued)

	Rising Dividend Growth Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,872,563	$34,375,125	3,175,610	$31,136,025
Reinvestment of distributions	487,873	5,501,112	2,003,644	20,863,785
Shares redeemed	(2,538,580)	(29,407,616)	(6,706,465)	(64,982,419)
	821,856	10,468,621	(1,527,211)	(12,982,609)
Class C Shares
Shares sold	137,548	1,637,739	382,059	3,978,768
Reinvestment of distributions	279,220	3,179,840	1,518,795	16,217,447
Shares redeemed	(3,859,087)	(46,593,963)	(8,109,150)	(81,750,482)
	(3,442,319)	(41,776,384)	(6,208,296)	(61,554,267)
Institutional Shares
Shares sold	1,124,138	14,584,874	1,544,449	16,238,584
Reinvestment of distributions	260,784	3,115,454	1,387,802	15,267,883
Shares redeemed	(2,219,243)	(26,914,790)	(9,828,045)	(100,369,325)
	(834,321)	(9,214,462)	(6,895,794)	(68,862,858)
Investor Shares
Shares sold	341,347	4,256,903	762,746	8,117,415
Reinvestment of distributions	186,454	2,220,682	951,261	10,450,296
Shares redeemed	(1,451,899)	(17,785,756)	(4,485,749)	(46,586,109)
	(924,098)	(11,308,171)	(2,771,742)	(28,018,398)
Class R6 Shares
Shares sold	28,911	360,084	68,556	711,516
Reinvestment of distributions	5,922	70,787	21,891	239,578
Shares redeemed	(22,551)	(281,766)	(100,789)	(1,045,464)
	12,282	149,105	(10,342)	(94,370)
Class R Shares
Shares sold	6,597	76,627	18,344	182,661
Reinvestment of distributions	3,485	38,977	22,024	229,741
Shares redeemed	(18,174)	(215,221)	(155,750)	(1,592,357)
	(8,092)	(99,617)	(115,382)	(1,179,955)
Class P Shares
Shares sold	137,238	1,713,179	64,197	643,263
Reinvestment of distributions	25,979	310,515	167,433	1,854,725
Shares redeemed	(83,676)	(1,024,787)	(1,280,451)	(13,288,125)
	79,541	998,907	(1,048,821)	(10,790,137)

NET DECREASE	(4,295,151)	$(50,782,001)	(18,577,588)	$(183,482,594)

62

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

63

GOLDMAN SACHS DIVIDEND FOCUS FUNDS

Fund Expenses — Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Investor, Class R6, Class R or Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days in a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Income Builder Fund				Rising Dividend Growth Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/21*
Class A
Actual	$1,000.00	$1,144.80		$4.31	$1,000.00	$1,361.40		$6.03
Hypothetical 5% return	1,000.00	1,020.78	+	4.06	1,000.00	1,019.69	+	5.16
Class C
Actual	1,000.00	1,140.10		8.28	1,000.00	1,355.80		10.40
Hypothetical 5% return	1,000.00	1,017.06	+	7.80	1,000.00	1,015.97	+	8.90
Institutional
Actual	1,000.00	1,146.60		2.55	1,000.00	1,362.30		4.22
Hypothetical 5% return	1,000.00	1,022.41	+	2.41	1,000.00	1,021.22	+	3.61
Investor
Actual	1,000.00	1,146.20		2.98	1,000.00	1,362.60		4.57
Hypothetical 5% return	1,000.00	1,022.02	+	2.81	1,000.00	1,020.93	+	3.91
Class R6
Actual	1,000.00	1,146.60		2.50	1,000.00	1,363.70		4.16
Hypothetical 5% return	1,000.00	1,022.46	+	2.36	1,000.00	1,021.27	+	3.56
Class R
Actual	N/A	N/A		N/A	1,000.00	1,359.10		7.49
Hypothetical 5% return	N/A	N/A		N/A	1,000.00	1,018.45	+	6.41
Class P
Actual	1,000.00	1,146.60		2.50	1,000.00	1,362.30		4.16
Hypothetical 5% return	1,000.00	1,022.46	+	2.36	1,000.00	1,021.27	+	3.56

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio (excluding proxy fees) for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio (excluding proxy fees) by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Investor	Class R6	Class R	Class P
Income Builder	0.81%	1.56%	0.48%	0.56%	0.47%	N/A	0.47%
Rising Dividend Growth	1.03	1.78	0.72	0.78	0.71	1.28%	0.71

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios (excluding proxy fees) and an assumed rate of return of 5% per year before expenses.

64

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of April 30, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

All or a portion of the Funds’ distributions may be treated for tax purposes as a return of capital, however, the final characterization of such distributions will be reported annually on Form 1099-DIV. The final tax status of the distributions may differ substantially from the above dividend information.

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Funds’ entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 242250-OTU-1430453 DIVFOSAR-21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Domestic Equity Insights Funds
Large Cap Growth Insights
Large Cap Value Insights
Small Cap Equity Insights
Small Cap Growth Insights
Small Cap Value Insights
U.S. Equity Insights

Goldman Sachs Domestic Equity Insights Funds

∎	LARGE CAP GROWTH INSIGHTS

∎	LARGE CAP VALUE INSIGHTS

∎	SMALL CAP EQUITY INSIGHTS

∎	SMALL CAP GROWTH INSIGHTS

∎	SMALL CAP VALUE INSIGHTS

∎	U.S. EQUITY INSIGHTS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Large Cap Growth Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Growth Index[2]
Class A	24.49%	24.31%
Class C	23.98	24.31
Institutional	24.67	24.31
Service	24.40	24.31
Investor	24.61	24.31
Class R6	24.70	24.31
Class R	24.33	24.31
Class P	24.68	24.31

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Growth Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with higher price-to-book ratios and higher forecasted growth values. The figures for the Russell 1000® Growth Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

1

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	11.6%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	10.6	Software
Amazon.com, Inc.	6.5	Internet & Direct Marketing Retail
Alphabet, Inc., Class C	5.3	Interactive Media & Services
Facebook, Inc., Class A	5.0	Interactive Media & Services
PayPal Holdings, Inc.	2.3	IT Services
Visa, Inc., Class A	2.3	IT Services
Tesla, Inc.	1.7	Automobiles
Applied Materials, Inc.	1.6	Semiconductors & Semiconductor Equipment
Booking Holdings, Inc.	1.5	Hotels, Restaurants & Leisure

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.4% of the Fund’s net assets as of April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Large Cap Value Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 1000® Value Index[2]
Class A	35.27%	36.30%
Class C	34.78	36.30
Institutional	35.51	36.30
Service	35.12	36.30
Investor	35.42	36.30
Class R6	35.52	36.30
Class R	35.11	36.30
Class P	35.49	36.30

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 1000® Value Index (with dividends reinvested) is an unmanaged market capitalization weighted index of the 1000 largest U.S. companies with lower price-to-book ratios and lower forecasted growth values. The figures for the Russell 1000® Value Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

3

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Johnson & Johnson	2.9%	Pharmaceuticals
Walt Disney Co. (The)	2.4	Entertainment
Alphabet, Inc., Class A	2.2	Interactive Media & Services
Walmart, Inc.	2.0	Food & Staples Retailing
International Business Machines Corp.	1.6	IT Services
Berkshire Hathaway, Inc., Class B	1.6	Diversified Financial Services
Philip Morris International, Inc.	1.6	Tobacco
Fidelity National Information Services, Inc.	1.5	IT Services
Micron Technology, Inc.	1.5	Semiconductors & Semiconductor Equipment
Prologis, Inc. REIT	1.4	Equity Real Estate Investment Trusts (REITs)

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value. Investments in the securities lending reinvestment vehicle represented 0.2% of the Fund’s net assets as of April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

Small Cap Equity Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Index[2]
Class A	47.21%	48.06%
Class C	46.62	48.06
Institutional	47.40	48.06
Service	47.09	48.06
Investor	47.36	48.06
Class R6	47.48	48.06
Class R	46.99	48.06
Class P	47.44	48.06

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of the 2000 smallest companies in the Russell 3000® Index. The figures for the Russell 2000® Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

5

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Penn National Gaming, Inc.	0.9%	Hotels, Restaurants & Leisure
Texas Roadhouse, Inc.	0.9	Hotels, Restaurants & Leisure
Louisiana-Pacific Corp.	0.9	Paper & Forest Products
Natera, Inc.	0.8	Biotechnology
Tenet Healthcare Corp.	0.8	Health Care Providers & Services
Alcoa Corp.	0.8	Metals & Mining
Select Medical Holdings Corp.	0.7	Health Care Providers & Services
Red Rock Resorts, Inc., Class A	0.7	Hotels, Restaurants & Leisure
Terreno Realty Corp. REIT	0.7	Equity Real Estate Investment Trusts (REITs)
Goodyear Tire & Rubber Co. (The)	0.7	Auto Components

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.9% of the Fund’s net assets as of April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

Small Cap Growth Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 2000 Growth® Index[2]
Class A	38.40%	37.84%
Class C	37.90	37.84
Institutional	38.65	37.84
Investor	38.60	37.84
Class R6	38.68	37.84
Class R	38.27	37.84
Class P	38.68	37.84

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Growth Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. The Russell 2000® Growth Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

7

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/2021[3]

Holding	% of Net Assets	Line of Business

Natera, Inc.	1.2%	Biotechnology
Texas Roadhouse, Inc.	1.1	Hotels, Restaurants & Leisure
Neogen Corp.	1.0	Health Care Equipment & Supplies
Penn National Gaming, Inc.	1.0	Hotels, Restaurants & Leisure
Select Medical Holdings Corp.	0.9	Health Care Providers & Services
RBC Bearings, Inc.	0.9	Machinery
Merit Medical Systems, Inc.	0.9	Health Care Equipment & Supplies
STAAR Surgical Co.	0.9	Health Care Equipment & Supplies
Varonis Systems, Inc.	0.9	Software
Kinsale Capital Group, Inc.	0.9	Insurance

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.8% of the Fund’s net assets as of April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

Small Cap Value Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	Russell 2000® Value Index[2]

Class A	55.70%	59.17%
Class C	55.09	59.17
Institutional	56.02	59.17
Investor	55.93	59.17
Class R6	55.98	59.17
Class R	55.49	59.17
Class P	56.01	59.17

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The Russell 2000® Value Index (with dividends reinvested) is an unmanaged index of common stock prices that measures the performance of those Russell 2000 companies with lower price-to-book ratios and lower forecasted growth values. The Russell 2000® Value Index figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

9

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/2021[3]

Holding	% of Net Assets	Line of Business

Alcoa Corp.	1.0%	Metals & Mining
Darling Ingredients, Inc.	0.9	Food Products
Penn National Gaming, Inc.	0.9	Hotels, Restaurants & Leisure
Tenet Healthcare Corp.	0.9	Health Care Providers & Services
Goodyear Tire & Rubber Co. (The)	0.8	Auto Components
Performance Food Group Co.	0.8	Food & Staples Retailing
PotlatchDeltic Corp. REIT	0.8	Equity Real Estate Investment Trusts (REITs)
Summit Materials, Inc., Class A	0.8	Construction Materials
Novavax, Inc.	0.8	Biotechnology
International Bancshares Corp.	0.7	Banks

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.2% of the Fund’s net assets as of April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

10

FUND BASICS

U.S. Equity Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	S&P 500® Index[2]
Class A	28.57%	28.85%
Class C	28.09	28.85
Institutional	28.81	28.85
Service	28.48	28.85
Investor	28.73	28.85
Class R6	28.81	28.85
Class R	28.40	28.85
Class P	28.81	28.85

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The S&P 500® Index (with dividends reinvested) is the Standard & Poor’s 500 Composite Index of 500 stocks, an unmanaged index of common stock prices. The figures for the S&P 500® Index do not include any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the tables above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

11

FUND BASICS

TOP TEN HOLDINGS AS OF 4/30/21[3]

Holding	% of Net Assets	Line of Business

Apple, Inc.	6.9%	Technology Hardware, Storage & Peripherals
Microsoft Corp.	6.4	Software
Amazon.com, Inc.	3.6	Internet & Direct Marketing Retail
Alphabet, Inc., Class C	3.3	Interactive Media & Services
Facebook, Inc., Class A	3.2	Interactive Media & Services
Johnson & Johnson	2.2	Pharmaceuticals
Visa, Inc., Class A	1.6	IT Services
Walmart, Inc.	1.6	Food & Staples Retailing
Alphabet, Inc., Class A	1.5	Interactive Media & Services
Walt Disney Co. (The)	1.5	Entertainment

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

FUND VS. BENCHMARK SECTOR ALLOCATIONS[4]

As of April 30, 2021

[4]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from the percentages contained in the graph above. The graph categorizes investments using the Global Industry Classification Standard (“GICS”), however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

12

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.4%
Aerospace & Defense – 0.5%
2,069	Northrop Grumman Corp.	$733,336
20,949	Teledyne Technologies, Inc.*	9,379,915

		10,113,251

Air Freight & Logistics – 0.2%
16,015	United Parcel Service, Inc., Class B	3,264,818

Auto Components – 0.1%
71,249	Gentex Corp.	2,506,540

Automobiles – 1.7%
45,131	Tesla, Inc.*	32,017,737

Biotechnology – 3.2%
69,916	Biogen, Inc.*	18,690,644
32,664	Incyte Corp.*	2,788,852
9,273	Moderna, Inc.*	1,658,198
34,734	Regeneron Pharmaceuticals, Inc.*	16,717,474
6,771	Seagen, Inc.*	973,399
87,257	Vertex Pharmaceuticals, Inc.*	19,039,478

		59,868,045

Capital Markets – 1.3%
45,437	Evercore, Inc., Class A	6,367,087
398,906	Jefferies Financial Group, Inc.	12,968,434
66,491	State Street Corp.	5,581,919

		24,917,440

Chemicals – 0.6%
72,773	Celanese Corp.	11,399,890

Commercial Services & Supplies – 0.1%
7,264	Cintas Corp.	2,507,097

Consumer Finance – 1.5%
366,500	Ally Financial, Inc.	18,856,425
20,579	Capital One Financial Corp.	3,067,917
129,852	Synchrony Financial	5,679,727

		27,604,069

Diversified Consumer Services – 0.2%
54,496	frontdoor, Inc.*	2,917,171

Diversified Financial Services – 0.1%
19,014	Voya Financial, Inc.	1,289,529

Entertainment – 2.3%
208,062	Activision Blizzard, Inc.	18,973,174
7,319	Netflix, Inc.*	3,758,087
116,957	Take-Two Interactive Software, Inc.*	20,511,918

		43,243,179

Equity Real Estate Investment Trusts (REITs) – 3.8%
21,973	American Homes 4 Rent, Class A REIT	813,880
281,317	Equity LifeStyle Properties, Inc. REIT	19,523,400
135,487	Extra Space Storage, Inc. REIT	20,145,562
74,193	First Industrial Realty Trust, Inc. REIT	3,692,586

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
168,120	Healthcare Trust of America, Inc., Class A REIT	4,937,684
46,222	Highwoods Properties, Inc. REIT	2,070,283
165,120	Prologis, Inc. REIT	19,241,434

		70,424,829

Food & Staples Retailing – 0.1%
15,395	Walmart, Inc.	2,153,914

Health Care Equipment & Supplies – 3.4%
5,495	Align Technology, Inc.*	3,272,437
221,125	Edwards Lifesciences Corp.*	21,121,860
208,965	Hologic, Inc.*	13,697,656
3,603	Intuitive Surgical, Inc.*	3,116,595
48,054	Quidel Corp.*	5,035,579
52,498	West Pharmaceutical Services, Inc.	17,246,643

		63,490,770

Health Care Providers & Services – 4.4%
54,396	Anthem, Inc.	20,637,299
25,776	Chemed Corp.	12,285,099
57,746	Cigna Corp.	14,379,332
105,372	HCA Healthcare, Inc.	21,186,094
6,622	Molina Healthcare, Inc.*	1,689,272
27,209	UnitedHealth Group, Inc.	10,850,949

		81,028,045

Hotels, Restaurants & Leisure – 3.0%
11,295	Booking Holdings, Inc.*	27,854,374
3,539	Chipotle Mexican Grill, Inc.*	5,280,294
12,910	Marriott International, Inc., Class A*	1,917,393
28,404	Penn National Gaming, Inc.*	2,531,365
57,834	Vail Resorts, Inc.*	18,805,303

		56,388,729

Household Durables – 0.3%
41,110	D.R. Horton, Inc.	4,040,702
13,567	Toll Brothers, Inc.	850,651

		4,891,353

Insurance – 2.1%
13,904	Aon PLC, Class A	3,496,022
447,143	Arch Capital Group Ltd.*	17,756,049
38,894	Primerica, Inc.	6,214,094
136,903	W R Berkley Corp.	10,913,907

		38,380,072

Interactive Media & Services – 11.3%
2,452	Alphabet, Inc., Class A*	5,770,782
40,796	Alphabet, Inc., Class C*	98,323,255
286,835	Facebook, Inc., Class A*	93,244,322
116,324	Pinterest, Inc., Class A*	7,720,424
29,215	Zillow Group, Inc., Class C*	3,801,456

		208,860,239

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Internet & Direct Marketing Retail – 7.6%
34,717	Amazon.com, Inc.*	$120,378,420
132,822	eBay, Inc.	7,410,140
24,370	Etsy, Inc.*	4,844,512
28,262	Wayfair, Inc., Class A*(a)	8,353,399

		140,986,471

IT Services – 8.7%
28,829	Accenture PLC, Class A	8,359,545
89,889	Gartner, Inc.*	17,607,457
35,788	Mastercard, Inc., Class A	13,673,163
160,731	PayPal Holdings, Inc.*	42,158,134
87,640	VeriSign, Inc.*	19,173,003
178,720	Visa, Inc., Class A	41,741,843
719,794	Western Union Co. (The)	18,541,894

		161,255,039

Life Sciences Tools & Services – 2.3%
87,242	IQVIA Holdings, Inc.*	20,474,825
16,041	Mettler-Toledo International, Inc.*	21,066,966
525	Thermo Fisher Scientific, Inc.	246,871

		41,788,662

Machinery – 1.0%
59,185	Parker-Hannifin Corp.	18,572,845

Media – 0.8%
311,344	News Corp., Class A	8,155,656
43,382	Nexstar Media Group, Inc., Class A	6,394,941

		14,550,597

Personal Products – 1.1%
65,250	Estee Lauder Cos., Inc. (The), Class A	20,475,450
6,805	Herbalife Nutrition Ltd.*	311,465

		20,786,915

Pharmaceuticals – 3.2%
148,485	Johnson & Johnson	24,162,964
63,310	Merck & Co., Inc.	4,716,595
118,336	Perrigo Co. PLC	4,926,328
149,938	Zoetis, Inc.	25,943,772

		59,749,659

Road & Rail – 1.2%
2,838	AMERCO	1,693,236
81,167	Old Dominion Freight Line, Inc.	20,925,664

		22,618,900

Semiconductors & Semiconductor Equipment – 5.3%
77,233	Advanced Micro Devices, Inc.*	6,303,757
224,812	Applied Materials, Inc.	29,834,801
39,869	KLA Corp.	12,572,689
24,512	Lam Research Corp.	15,208,470
211,195	Micron Technology, Inc.*	18,177,554
25,073	NVIDIA Corp.	15,053,328

		97,150,599

Software – 15.7%
8,563	Adobe, Inc.*	4,352,915
8,293	Aspen Technology, Inc.*	1,085,056

Common Stocks – (continued)
Software – (continued)
62,302	DocuSign, Inc.*	13,889,608
116,839	Dolby Laboratories, Inc., Class A	11,855,653
37,087	Fair Isaac Corp.*	19,337,533
30,990	HubSpot, Inc.*	16,314,686
27,444	Manhattan Associates, Inc.*	3,766,415
775,718	Microsoft Corp.	195,620,565
98,913	Oracle Corp.	7,496,616
4,275	RingCentral, Inc., Class A*	1,363,511
5,834	salesforce.com, Inc.*	1,343,687
19,942	Trade Desk, Inc. (The), Class A*	14,543,900
2,949	VMware, Inc., Class A*(a)	474,288

		291,444,433

Specialty Retail – 0.6%
5,970	Burlington Stores, Inc.*	1,948,190
126,821	L Brands, Inc.*	8,357,504

		10,305,694

Technology Hardware, Storage & Peripherals – 11.6%
1,628,631	Apple, Inc.	214,099,831

Textiles, Apparel & Luxury Goods – 0.1%
21,769	Skechers USA, Inc., Class A*	1,055,579

TOTAL COMMON STOCKS
(Cost $1,120,598,647)		$1,841,631,941

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,120,618,150)		$1,841,631,941

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.4%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
7,069,012	0.026%	$7,069,012
(Cost $7,069,012)

TOTAL INVESTMENTS – 99.8%
(Cost $1,127,687,162)		$1,848,700,953

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.2%		2,973,388

NET ASSETS – 100.0%		$1,851,674,341

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.2%
Aerospace & Defense – 3.3%
61,167	Howmet Aerospace, Inc.*	$1,954,897
13,263	Huntington Ingalls Industries, Inc.	2,816,000
12,574	Northrop Grumman Corp.	4,456,729
10,079	Teledyne Technologies, Inc.*	4,512,872

		13,740,498

Air Freight & Logistics – 0.6%
11,714	United Parcel Service, Inc., Class B	2,388,016

Auto Components – 0.3%
33,446	Gentex Corp.	1,176,630

Automobiles – 0.9%
331,149	Ford Motor Co.*	3,821,459

Banks – 4.7%
61,274	Bank of America Corp.	2,483,435
11,587	Citigroup, Inc.	825,458
40,575	Citizens Financial Group, Inc.	1,877,811
1,657	First Republic Bank	303,629
20,230	Huntington Bancshares, Inc.	309,923
36,881	JPMorgan Chase & Co.	5,672,667
164,877	KeyCorp	3,587,723
5,926	PacWest Bancorp	257,248
62,512	Regions Financial Corp.	1,362,762
18,421	Western Alliance Bancorp	1,935,494
18,337	Zions Bancorp NA	1,023,205

		19,639,355

Biotechnology – 1.9%
13,717	Biogen, Inc.*	3,666,965
48,357	Gilead Sciences, Inc.	3,069,219
5,810	Vertex Pharmaceuticals, Inc.*	1,267,742

		8,003,926

Capital Markets – 4.6%
1,806	Ameriprise Financial, Inc.	466,670
100,451	Bank of New York Mellon Corp. (The)	5,010,496
3,803	CME Group, Inc.	768,168
23,362	Evercore, Inc., Class A	3,273,717
25,051	Interactive Brokers Group, Inc., Class A	1,791,647
132,923	Jefferies Financial Group, Inc.	4,321,327
44,266	State Street Corp.	3,716,131

		19,348,156

Chemicals – 2.7%
131,453	Axalta Coating Systems Ltd.*	4,192,036
28,566	Celanese Corp.	4,474,864
31,650	CF Industries Holdings, Inc.	1,539,140
3,879	International Flavors & Fragrances, Inc.	551,477
14,169	Mosaic Co. (The)	498,465

		11,255,982

Commercial Services & Supplies – 0.1%
1,370	Cintas Corp.	472,842
1,213	Republic Services, Inc.	128,942

		601,784

Common Stocks – (continued)
Communications Equipment – 0.1%
8,039	Cisco Systems, Inc.	409,266

Construction & Engineering – 0.2%
10,507	AECOM*	697,980

Construction Materials – 1.0%
5,595	Martin Marietta Materials, Inc.	1,975,706
11,253	Vulcan Materials Co.	2,005,735

		3,981,441

Consumer Finance – 3.7%
89,374	Ally Financial, Inc.	4,598,292
37,796	Capital One Financial Corp.	5,634,628
17,325	Santander Consumer USA Holdings, Inc.	588,011
107,092	Synchrony Financial	4,684,204

		15,505,135

Distributors – 0.1%
5,841	LKQ Corp.*	272,833

Diversified Financial Services – 2.6%
24,364	Berkshire Hathaway, Inc., Class B*	6,698,882
61,012	Voya Financial, Inc.	4,137,834

		10,836,716

Diversified Telecommunication Services – 0.4%
13,536	AT&T, Inc.	425,166
16,862	Liberty Global PLC, Class C (United Kingdom)*	456,286
14,776	Verizon Communications, Inc.	853,905

		1,735,357

Electric Utilities – 0.3%
5,782	Entergy Corp.	631,915
4,912	Evergy, Inc.	314,220
4,368	PPL Corp.	127,240

		1,073,375

Electrical Equipment – 1.3%
32,069	AMETEK, Inc.	4,327,070
6,551	Eaton Corp. PLC	936,335
13,289	GrafTech International Ltd.	169,036

		5,432,441

Energy Equipment & Services – 1.1%
87,019	Baker Hughes Co.	1,747,342
54,602	Halliburton Co.	1,068,015
66,238	Schlumberger NV	1,791,738

		4,607,095

Entertainment – 3.7%
51,399	Activision Blizzard, Inc.	4,687,075
6,302	Take-Two Interactive Software, Inc.*	1,105,245
52,814	Walt Disney Co. (The)*	9,824,460

		15,616,780

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – 7.3%
11,080	AvalonBay Communities, Inc. REIT	$2,127,360
20,403	Camden Property Trust REIT	2,458,153
62,808	Equity LifeStyle Properties, Inc. REIT	4,358,875
28,563	Extra Space Storage, Inc. REIT	4,247,032
84,292	First Industrial Realty Trust, Inc. REIT	4,195,213
44,064	Healthcare Trust of America, Inc., Class A REIT	1,294,160
30,077	Highwoods Properties, Inc. REIT	1,347,149
92,477	Invitation Homes, Inc. REIT	3,242,244
51,758	Prologis, Inc. REIT	6,031,360
20,854	VEREIT, Inc. REIT	997,655

		30,299,201

Food & Staples Retailing – 3.1%
12,189	Costco Wholesale Corp.	4,535,405
59,900	Walmart, Inc.	8,380,609

		12,916,014

Food Products – 0.2%
8,418	Ingredion, Inc.	786,325

Health Care Equipment & Supplies – 1.4%
15,401	Danaher Corp.	3,910,930
27,869	Hologic, Inc.*	1,826,813

		5,737,743

Health Care Providers & Services – 5.4%
14,949	Anthem, Inc.	5,671,501
49,360	Centene Corp.*	3,047,486
21,974	Cigna Corp.	5,471,746
23,529	HCA Healthcare, Inc.	4,730,741
25,486	Universal Health Services, Inc., Class B	3,782,377

		22,703,851

Hotels, Restaurants & Leisure – 2.0%
548	Booking Holdings, Inc.*	1,351,412
6,616	Darden Restaurants, Inc.	970,699
23,658	Marriott International, Inc., Class A*	3,513,686
7,823	Vail Resorts, Inc.*	2,543,727

		8,379,524

Household Durables – 1.2%
44,120	D.R. Horton, Inc.	4,336,555
7,652	Toll Brothers, Inc.	479,780

		4,816,335

Independent Power and Renewable Electricity Producers – 0.7%
109,679	AES Corp. (The)	3,051,270

Insurance – 7.2%
12,149	American Financial Group, Inc.	1,492,626
1,816	Aon PLC, Class A	456,615
111,703	Arch Capital Group Ltd.*	4,435,726
33,807	Chubb Ltd.	5,800,943
39,848	First American Financial Corp.	2,570,196
40,208	Globe Life, Inc.	4,120,918
86,724	Old Republic International Corp.	2,135,145

Common Stocks – (continued)
Insurance – (continued)
3,693	Primerica, Inc.	590,031
26,341	Travelers Cos., Inc. (The)	4,073,899
53,152	W R Berkley Corp.	4,237,277

		29,913,376

Interactive Media & Services – 2.8%
3,873	Alphabet, Inc., Class A*	9,115,105
4,587	Facebook, Inc., Class A*	1,491,142
14,027	Pinterest, Inc., Class A*	930,972
847	Zillow Group, Inc., Class C*	110,212

		11,647,431

Internet & Direct Marketing Retail – 0.2%
3,105	Wayfair, Inc., Class A*(a)	917,745

IT Services – 5.7%
40,142	Fidelity National Information Services, Inc.	6,137,712
16,807	Global Payments, Inc.	3,607,286
47,715	International Business Machines Corp.	6,769,804
2,314	PayPal Holdings, Inc.*	606,939
10,685	VeriSign, Inc.*	2,337,558
167,805	Western Union Co. (The)	4,322,657

		23,781,956

Life Sciences Tools & Services – 2.0%
13,121	IQVIA Holdings, Inc.*	3,079,368
2,489	Mettler-Toledo International, Inc.*	3,268,853
4,642	Thermo Fisher Scientific, Inc.	2,182,808

		8,531,029

Machinery – 1.5%
15,581	Otis Worldwide Corp.	1,213,293
15,800	Parker-Hannifin Corp.	4,958,198

		6,171,491

Media – 2.0%
203	Charter Communications, Inc., Class A*	136,710
19,928	Comcast Corp., Class A	1,118,957
8,632	John Wiley & Sons, Inc., Class A	491,506
81,809	News Corp., Class A	2,142,987
6,184	Nexstar Media Group, Inc., Class A	911,584
44,030	Omnicom Group, Inc.	3,621,908

		8,423,652

Multiline Retail – 0.4%
26,455	Kohl’s Corp.	1,551,850

Multi-Utilities – 1.0%
13,350	CMS Energy Corp.	859,606
16,490	Dominion Energy, Inc.	1,317,551
59,123	MDU Resources Group, Inc.	1,978,256

		4,155,413

Oil, Gas & Consumable Fuels – 2.4%
1,370	Chevron Corp.	141,206
6,526	Cimarex Energy Co.	432,021

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Oil, Gas & Consumable Fuels – (continued)
17,892	Diamondback Energy, Inc.	$1,462,313
36,409	EOG Resources, Inc.	2,681,159
18,127	Exxon Mobil Corp.	1,037,589
51,374	Hess Corp.	3,827,877
18,207	Targa Resources Corp.	631,601

		10,213,766

Personal Products – 1.2%
13,793	Estee Lauder Cos., Inc. (The), Class A	4,328,244
15,517	Herbalife Nutrition Ltd.*	710,213

		5,038,457

Pharmaceuticals – 4.9%
73,505	Johnson & Johnson	11,961,469
2,518	Merck & Co., Inc.	187,591
18,552	Perrigo Co. PLC	772,320
78,557	Pfizer, Inc.	3,036,228
25,352	Zoetis, Inc.	4,386,656

		20,344,264

Road & Rail – 3.8%
5,722	AMERCO	3,413,917
18,659	CSX Corp.	1,879,894
11,969	Knight-Swift Transportation Holdings, Inc.	563,979
16,934	Old Dominion Freight Line, Inc.	4,365,755
25,527	Union Pacific Corp.	5,669,291

		15,892,836

Semiconductors & Semiconductor Equipment – 2.7%
16,789	Applied Materials, Inc.	2,228,068
47,805	Intel Corp.	2,750,222
71,166	Micron Technology, Inc.*	6,125,258
1,555	NXP Semiconductors NV (Netherlands)	299,353

		11,402,901

Software – 2.0%
6,964	Dolby Laboratories, Inc., Class A	706,637
15,913	Microsoft Corp.	4,012,940
46,471	Oracle Corp.	3,522,037
189	Trade Desk, Inc. (The), Class A*	137,840

		8,379,454

Specialty Retail – 1.0%
10,685	Dick’s Sporting Goods, Inc.	882,367
49,655	L Brands, Inc.*	3,272,265

		4,154,632

Technology Hardware, Storage & Peripherals – 1.0%
14,475	Apple, Inc.	1,902,883
33,944	Western Digital Corp.*	2,397,465

		4,300,348

Textiles, Apparel & Luxury Goods – 0.3%
18,649	Skechers USA, Inc., Class A*	904,290
4,097	Tapestry, Inc.*	196,041

		1,100,331

Common Stocks – (continued)
Tobacco – 1.6%
69,579	Philip Morris International, Inc.	6,610,005

Trading Companies & Distributors – 0.6%
28,072	Air Lease Corp.	1,311,243
4,380	United Rentals, Inc.*	1,401,381

		2,712,624

TOTAL COMMON STOCKS
(Cost $346,089,303)		$414,078,049

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $345,638,706)		$414,078,049

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
907,700	0.026%	$907,700
(Cost $907,700)

TOTAL INVESTMENTS – 99.4%
(Cost $346,546,406)		$414,985,749

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.6%		2,619,831

NET ASSETS – 100.0%		$417,605,580

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.8%
Aerospace & Defense – 0.4%
15,921	Maxar Technologies, Inc.	$617,894
12,656	Moog, Inc., Class A	1,095,377
13,065	Vectrus, Inc.*	683,953

		2,397,224

Air Freight & Logistics – 0.2%
34,397	Echo Global Logistics, Inc.*	1,124,782

Auto Components – 1.2%
15,502	Adient PLC*	718,363
98,816	American Axle & Manufacturing Holdings, Inc.*	917,012
241,984	Goodyear Tire & Rubber Co. (The)*	4,164,545
30,007	Tenneco, Inc., Class A*	302,170
8,426	Visteon Corp.*	1,026,371

		7,128,461

Banks – 6.6%
43,716	1st Source Corp.	2,080,444
34,108	Amalgamated Financial Corp.	550,844
46,026	Ameris Bancorp	2,489,546
68,229	Atlantic Capital Bancshares, Inc.*	1,825,126
5,869	Atlantic Union Bankshares Corp.	226,954
159,511	Bancorp, Inc. (The)*	3,541,942
4,789	Banner Corp.	272,207
83,823	Cadence BanCorp	1,865,062
139,348	CVB Financial Corp.	2,955,571
2,275	Equity Bancshares, Inc., Class A*	66,567
31,306	First BanCorp. (Puerto Rico)	393,516
138,632	First Foundation, Inc.	3,299,442
48,787	First Internet Bancorp	1,675,833
4,397	Glacier Bancorp, Inc.	259,203
46,224	Hanmi Financial Corp.	938,347
63,442	Heartland Financial USA, Inc.	3,189,229
23,436	Home BancShares, Inc.	652,224
83,731	International Bancshares Corp.	3,968,012
5,057	Metropolitan Bank Holding Corp.*	317,832
27,872	National Bank Holdings Corp., Class A	1,112,093
9,661	Old National Bancorp	182,593
17,658	Sierra Bancorp	478,002
8,490	Southside Bancshares, Inc.	340,874
2,563	TriCo Bancshares	118,616
49,626	TriState Capital Holdings, Inc.*	1,184,573
51,032	Trustmark Corp.	1,653,947
49,991	United Bankshares, Inc.	1,963,147
3,946	Washington Trust Bancorp, Inc.	201,443

		37,803,189

Biotechnology – 9.3%
53,054	Affimed NV (Germany)*	567,147
81,676	Amicus Therapeutics, Inc.*	803,692
2,902	Anika Therapeutics, Inc.*	116,602
31,025	Apellis Pharmaceuticals, Inc.*	1,572,037
4,631	Arcturus Therapeutics Holdings, Inc.*	169,772
40,273	Ardelyx, Inc.*	294,396
17,425	Arrowhead Pharmaceuticals, Inc.*	1,267,843

Common Stocks – (continued)
Biotechnology – (continued)
26,916	Atara Biotherapeutics, Inc.*	378,439
102,684	Avid Bioservices, Inc.*	2,197,951
14,291	BioCryst Pharmaceuticals, Inc.*	166,276
39,025	CareDx, Inc.*	3,085,707
127,273	Catalyst Pharmaceuticals, Inc.*	582,910
1,455	CEL-SCI Corp.*(a)	35,109
7,651	CytomX Therapeutics, Inc.*	71,613
17,565	Denali Therapeutics, Inc.*	1,061,629
20,739	Dynavax Technologies Corp.*	206,975
20,795	Eagle Pharmaceuticals, Inc.*	849,060
12,759	Editas Medicine, Inc.*	472,211
95,168	Eiger BioPharmaceuticals, Inc.*	807,976
27,238	Emergent BioSolutions, Inc.*	1,660,973
8,095	Fate Therapeutics, Inc.*	707,422
4,674	FibroGen, Inc.*	104,324
33,899	Flexion Therapeutics, Inc.*	263,056
17,120	G1 Therapeutics, Inc.*(a)	360,718
23,532	Halozyme Therapeutics, Inc.*	1,175,423
4,351	Harpoon Therapeutics, Inc.*	98,507
32,683	Hookipa Pharma, Inc.*(a)	442,528
63,655	ImmunoGen, Inc.*	513,059
14,127	Immunovant, Inc.*	221,511
15,480	Intellia Therapeutics, Inc.*	1,188,400
23,500	Invitae Corp.*	820,150
8,706	Ironwood Pharmaceuticals, Inc.*	96,114
241,497	Kadmon Holdings, Inc.*	980,478
21,801	Kura Oncology, Inc.*	587,101
178,129	Minerva Neurosciences, Inc.*	423,947
9,860	Mirati Therapeutics, Inc.*	1,638,929
75,619	Mustang Bio, Inc.*	244,249
76,658	Myriad Genetics, Inc.*	2,316,605
42,082	Natera, Inc.*	4,629,862
25,947	NextCure, Inc.*	227,555
14,465	Novavax, Inc.*	3,427,192
400,695	OPKO Health, Inc.*(a)	1,642,850
28,326	Organogenesis Holdings, Inc.*	633,369
45,593	Prothena Corp. PLC (Ireland)*	1,210,038
2,970	REGENXBIO, Inc.*	103,029
223,535	Selecta Biosciences, Inc.*	670,605
12,168	Sorrento Therapeutics, Inc.*(a)	100,143
10,441	Syros Pharmaceuticals, Inc.*	63,064
18,736	TG Therapeutics, Inc.*	837,687
52,768	Translate Bio, Inc.*	1,225,273
11,117	Twist Bioscience Corp.*	1,491,790
10,512	Ultragenyx Pharmaceutical, Inc.*	1,173,560
69,438	Veracyte, Inc.*	3,454,541
7,975	Vericel Corp.*	497,800
4,442	Vir Biotechnology, Inc.*	212,061
68,767	Xencor, Inc.*	2,926,724
4,489	Y-mAbs Therapeutics, Inc.*	134,984

		53,212,966

Building Products – 0.8%
27,983	Cornerstone Building Brands, Inc.*	393,441
9,052	JELD-WEN Holding, Inc.*	264,047
16,469	Masonite International Corp.*	2,079,870

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Building Products – (continued)
57,065	Quanex Building Products Corp.	$1,557,304
5,317	Simpson Manufacturing Co., Inc.	599,226

		4,893,888

Capital Markets – 3.1%
18,481	Artisan Partners Asset Management, Inc., Class A	941,052
29,744	Cohen & Steers, Inc.	2,023,187
80,637	Cowen, Inc., Class A	3,184,355
14,217	Donnelley Financial Solutions, Inc.*	434,472
93,144	Federated Hermes, Inc.	2,682,547
12,643	Focus Financial Partners, Inc., Class A*	594,980
29,451	Moelis & Co., Class A	1,598,600
37,659	Oppenheimer Holdings, Inc., Class A	1,927,011
43,562	PJT Partners, Inc., Class A	3,203,114
3,628	Virtus Investment Partners, Inc.	992,113

		17,581,431

Chemicals – 2.0%
28,504	AdvanSix, Inc.*	828,896
194,410	Ferro Corp.*	3,238,871
26,077	Ingevity Corp.*	2,036,092
2,623	Innospec, Inc.	255,506
38,278	Koppers Holdings, Inc.*	1,272,361
10,694	Kraton Corp.*	382,417
47,433	Minerals Technologies, Inc.	3,706,415

		11,720,558

Commercial Services & Supplies – 1.1%
2,802	Cimpress PLC (Ireland)*	266,918
73,219	Ennis, Inc.	1,517,830
30,790	HNI Corp.	1,303,649
9,047	KAR Auction Services, Inc.*	135,615
67,977	Matthews International Corp., Class A	2,812,888
43,871	Team, Inc.*	433,007

		6,469,907

Communications Equipment – 0.4%
44,236	Calix, Inc.*	1,870,740
15,195	Digi International, Inc.*	271,535

		2,142,275

Construction & Engineering – 1.5%
5,724	Dycom Industries, Inc.*	536,968
11,953	EMCOR Group, Inc.	1,431,969
84,141	Great Lakes Dredge & Dock Corp.*	1,321,014
37,474	Matrix Service Co.*	495,032
64,378	Primoris Services Corp.	2,102,586
31,221	Sterling Construction Co., Inc.*	650,958
64,464	WillScot Mobile Mini Holdings Corp.*	1,886,861

		8,425,388

Construction Materials – 0.6%
112,015	Summit Materials, Inc., Class A*	3,224,912

Consumer Finance – 0.4%
144,006	Navient Corp.	2,423,621

Common Stocks – (continued)
Distributors – 0.2%
45,728	Funko, Inc., Class A*	984,981

Diversified Financial Services – 0.3%
116,065	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	1,713,119

Diversified Telecommunication Services – 0.7%
85,596	Consolidated Communications Holdings, Inc.*	616,291
81,989	Iridium Communications, Inc.*	3,114,762
20,205	Ooma, Inc.*	333,989

		4,065,042

Electrical Equipment – 1.9%
49,996	Atkore, Inc.*	3,913,687
23,637	Encore Wire Corp.	1,765,211
12,810	EnerSys	1,173,140
25,078	Powell Industries, Inc.	883,749
10,650	Sunrun, Inc.*	521,850
26,479	Vicor Corp.*	2,442,158

		10,699,795

Electronic Equipment, Instruments & Components – 2.2%
13,471	Belden, Inc.	583,025
33,658	Benchmark Electronics, Inc.	1,010,413
40,542	CTS Corp.	1,318,426
9,439	II-VI, Inc.*	633,735
2,734	Kimball Electronics, Inc.*	62,909
108,468	Knowles Corp.*	2,266,981
27,254	nLight, Inc.*	799,632
11,044	Novanta, Inc.*	1,454,605
88,968	TTM Technologies, Inc.*	1,334,520
69,861	Vishay Intertechnology, Inc.	1,716,485
43,659	Vishay Precision Group, Inc.*	1,391,849

		12,572,580

Energy Equipment & Services – 0.5%
17,468	Cactus, Inc., Class A	520,721
6,472	ChampionX Corp.*	135,977
104,027	Helix Energy Solutions Group, Inc.*	446,276
75,455	Oceaneering International, Inc.*	811,141
58,448	Oil States International, Inc.*	327,893
45,834	Transocean Ltd.*	147,585
73,852	US Silica Holdings, Inc.*	786,524

		3,176,117

Entertainment – 0.3%
64,153	AMC Entertainment Holdings, Inc., Class A*(a)	643,455
41,271	Cinemark Holdings, Inc.*	874,945
5,718	Gaia, Inc.*	60,268

		1,578,668

Equity Real Estate Investment Trusts (REITs) – 8.4%
88,210	American Assets Trust, Inc. REIT	3,091,760
9,224	Armada Hoffler Properties, Inc. REIT	125,723
129,471	CareTrust REIT, Inc. REIT	3,130,609

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Equity Real Estate Investment Trusts (REITs) – (continued)
141,250	City Office REIT, Inc. REIT	$1,543,862
54,471	Community Healthcare Trust, Inc. REIT	2,773,663
12,709	EastGroup Properties, Inc. REIT	2,016,410
42,676	Four Corners Property Trust, Inc. REIT	1,232,056
72,156	Gladstone Commercial Corp. REIT	1,518,162
60,698	Healthcare Realty Trust, Inc. REIT	1,952,048
101,019	Independence Realty Trust, Inc. REIT	1,701,160
65,432	Industrial Logistics Properties Trust REIT	1,622,714
51,331	Kite Realty Group Trust REIT	1,068,198
274,855	Lexington Realty Trust REIT	3,364,225
8,244	Macerich Co. (The) REIT	113,685
73,088	NexPoint Residential Trust, Inc. REIT	3,666,094
98,097	Physicians Realty Trust REIT	1,837,357
134,878	Piedmont Office Realty Trust, Inc., Class A REIT	2,511,428
52,230	PotlatchDeltic Corp. REIT	3,100,373
182,153	Retail Opportunity Investments Corp. REIT	3,205,893
69,082	Retail Value, Inc. REIT	1,286,998
29,674	STAG Industrial, Inc. REIT	1,083,398
36,422	Tanger Factory Outlet Centers, Inc. REIT	635,564
64,834	Terreno Realty Corp. REIT	4,183,090
32,284	Urban Edge Properties REIT	608,553
56,992	Urstadt Biddle Properties, Inc., Class A REIT	1,035,545

		48,408,568

Food & Staples Retailing – 1.2%
51,993	Ingles Markets, Inc., Class A	3,186,651
25,913	Natural Grocers by Vitamin Cottage, Inc.	407,352
52,174	Performance Food Group Co.*	3,062,614
6,585	SpartanNash Co.	127,552

		6,784,169

Food Products – 1.0%
3,021	B&G Foods, Inc.(a)	88,153
49,557	Darling Ingredients, Inc.*	3,441,733
13,321	John B. Sanfilippo & Son, Inc.	1,170,916
18,433	Seneca Foods Corp., Class A*	849,024

		5,549,826

Gas Utilities – 0.1%
7,241	Southwest Gas Holdings, Inc.	504,843

Health Care Equipment & Supplies – 4.2%
4,251	AngioDynamics, Inc.*	103,299
38,560	Cantel Medical Corp.*	3,389,810
15,381	CONMED Corp.	2,167,952
4,016	CryoLife, Inc.*	117,187
2,290	Heska Corp.*	418,268
32,702	Integer Holdings Corp.*	3,070,064
45,838	Invacare Corp.*	413,917
3,775	iRhythm Technologies, Inc.*	293,921

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
5,607	LeMaitre Vascular, Inc.	294,199
36,393	Meridian Bioscience, Inc.*	712,575
56,067	Merit Medical Systems, Inc.*	3,565,861
65,659	Natus Medical, Inc.*	1,677,587
20,975	Neogen Corp.*	2,013,810
15,376	Retractable Technologies, Inc.*(a)	149,301
484	Shockwave Medical, Inc.*	79,115
27,465	STAAR Surgical Co.*	3,762,980
30,832	Surmodics, Inc.*	1,649,204
4,362	Utah Medical Products, Inc.	380,628

		24,259,678

Health Care Providers & Services – 3.0%
30,997	Brookdale Senior Living, Inc.*	202,720
228,498	Community Health Systems, Inc.*	2,547,753
2,476	Covetrus, Inc.*	70,937
49,434	Hanger, Inc.*	1,232,390
1,359	HealthEquity, Inc.*	103,243
14,709	InfuSystem Holdings, Inc.*	332,718
32,512	Joint Corp. (The)*	1,803,766
19,819	National HealthCare Corp.	1,393,474
27,308	RadNet, Inc.*	610,061
112,464	Select Medical Holdings Corp.*	4,242,142
75,352	Tenet Healthcare Corp.*	4,465,359
2,647	Triple-S Management Corp. (Puerto Rico)*	62,760
1,560	US Physical Therapy, Inc.	175,422

		17,242,745

Health Care Technology – 0.1%
979	Inspire Medical Systems, Inc.*	231,847
3,145	OptimizeRx Corp.*	158,696

		390,543

Hotels, Restaurants & Leisure – 4.5%
4,979	BJ’s Restaurants, Inc.*	303,669
2,642	Brinker International, Inc.*	177,357
17,069	Caesars Entertainment, Inc.*	1,670,031
4,910	Churchill Downs, Inc.	1,038,465
23,506	Chuy’s Holdings, Inc.*	1,148,503
18,230	Dave & Buster’s Entertainment, Inc.*	832,382
28,507	Fiesta Restaurant Group, Inc.*	420,193
4,626	Marriott Vacations Worldwide Corp.*	821,716
12,153	Monarch Casino & Resort, Inc.*	916,458
23,106	Noodles & Co.*	279,236
60,236	Penn National Gaming, Inc.*	5,368,232
2,848	Red Robin Gourmet Burgers, Inc.*	103,553
114,322	Red Rock Resorts, Inc., Class A*	4,187,615
26,657	Ruth’s Hospitality Group, Inc.*	696,014
36,693	SeaWorld Entertainment, Inc.*	2,009,309
4,874	Shake Shack, Inc., Class A*	530,048
48,177	Texas Roadhouse, Inc.*	5,155,903

		25,658,684

Household Durables – 1.9%
7,523	Century Communities, Inc.*	556,251
3,332	iRobot Corp.*	362,522

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Household Durables – (continued)
14,504	LGI Homes, Inc.*	$2,404,473
20,549	M/I Homes, Inc.*	1,432,676
1,450	Meritage Homes Corp.*	154,265
79,500	Taylor Morrison Home Corp.*	2,481,195
146,446	Tri Pointe Homes, Inc.*	3,488,344

		10,879,726

Insurance – 3.7%
11,368	Ambac Financial Group, Inc.*	194,961
119,296	American Equity Investment Life Holding Co.	3,695,790
34,929	AMERISAFE, Inc.	2,168,392
44,098	Argo Group International Holdings Ltd.	2,301,034
5,759	Enstar Group Ltd.*	1,446,545
284,723	Genworth Financial, Inc., Class A*	1,230,003
8,638	Goosehead Insurance, Inc., Class A	949,662
18,444	James River Group Holdings Ltd.	868,897
20,914	Kinsale Capital Group, Inc.	3,639,245
1,889	National Western Life Group, Inc., Class A	433,148
3,189	State Auto Financial Corp.	60,208
63,729	Stewart Information Services Corp.	3,737,706
7,297	Trupanion, Inc.*	591,787

		21,317,378

Interactive Media & Services – 1.5%
60,229	Cargurus, Inc.*	1,486,452
123,757	Cars.com, Inc.*	1,634,830
7,565	EverQuote, Inc., Class A*	256,227
45,713	QuinStreet, Inc.*	926,602
294,490	TrueCar, Inc.*	1,354,654
73,264	Yelp, Inc.*	2,879,275

		8,538,040

Internet & Direct Marketing Retail – 0.6%
64,710	1-800-Flowers.com, Inc., Class A*	2,069,102
2,760	Lands’ End, Inc.*	63,590
17,163	Liquidity Services, Inc.*	307,733
5,508	Stamps.com, Inc.*	1,131,178

		3,571,603

IT Services – 1.9%
95,053	Brightcove, Inc.*	1,380,170
1,826	Cass Information Systems, Inc.	83,795
20,270	Conduent, Inc.*	137,836
75,201	EVERTEC, Inc. (Puerto Rico)	3,000,520
46,273	Perficient, Inc.*	3,035,971
71,835	Sykes Enterprises, Inc.*	3,148,528

		10,786,820

Leisure Products – 0.5%
63,623	Callaway Golf Co.	1,841,886
4,319	MasterCraft Boat Holdings, Inc.*	122,487
29,676	Vista Outdoor, Inc.*	967,734

		2,932,107

Common Stocks – (continued)
Life Sciences Tools & Services – 0.8%
20,534	Medpace Holdings, Inc.*	3,484,209
1,766	NanoString Technologies, Inc.*	140,697
18,707	Personalis, Inc.*	460,941
11,191	Quanterix Corp.*	684,218

		4,770,065

Machinery – 1.9%
1,754	Barnes Group, Inc.	87,560
27,009	Columbus McKinnon Corp.	1,337,216
3,692	Federal Signal Corp.	152,960
19,013	Franklin Electric Co., Inc.	1,545,187
56,007	Meritor, Inc.*	1,513,869
16,107	RBC Bearings, Inc.*	3,212,219
36,440	Rexnord Corp.	1,819,449
1,660	Shyft Group, Inc. (The)	58,797
5,180	Terex Corp.	243,408
43,794	Wabash National Corp.	771,212

		10,741,877

Marine – 0.1%
46,242	Costamare, Inc. (Monaco)	486,466

Media – 1.2%
4,068	Cardlytics, Inc.*	559,472
718	Daily Journal Corp.*	219,126
49,183	Entravision Communications Corp., Class A	189,355
64,604	EW Scripps Co. (The), Class A	1,396,738
62,954	Gray Television, Inc.	1,279,225
17,064	TechTarget, Inc.*	1,308,809
111,275	TEGNA, Inc.	2,232,177

		7,184,902

Metals & Mining – 1.5%
117,383	Alcoa Corp.*	4,300,913
28,015	Arconic Corp.*	801,229
57,631	Cleveland-Cliffs, Inc.*	1,029,290
18,020	Coeur Mining, Inc.*	145,602
38,497	Haynes International, Inc.	1,125,652
1,747	Materion Corp.	123,705
43,498	SunCoke Energy, Inc.	293,611
31,009	United States Steel Corp.	713,517
10,654	Warrior Met Coal, Inc.	168,866

		8,702,385

Mortgage Real Estate Investment Trusts (REITs) – 0.4%
103,356	Capstead Mortgage Corp. REIT	669,747
15,648	Chimera Investment Corp. REIT	205,614
24,337	MFA Financial, Inc. REIT	107,083
61,900	PennyMac Mortgage Investment Trust REIT	1,241,095

		2,223,539

Multiline Retail – 0.2%
17,112	Big Lots, Inc.	1,179,701
2,115	Dillard’s, Inc., Class A	209,195

		1,388,896

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Multi-Utilities – 0.8%
16,779	Black Hills Corp.	$1,157,415
51,763	NorthWestern Corp.	3,521,437

		4,678,852

Oil, Gas & Consumable Fuels – 2.3%
110,737	Ardmore Shipping Corp. (Ireland)*	434,089
30,953	Bonanza Creek Energy, Inc.*	1,024,235
33,457	CNX Resources Corp.*	448,993
135,105	Comstock Resources, Inc.*	741,727
281,769	DHT Holdings, Inc.	1,662,437
7,755	Earthstone Energy, Inc., Class A*	54,440
35,006	Magnolia Oil & Gas Corp., Class A*	394,168
49,168	Matador Resources Co.	1,293,610
86,352	Ovintiv, Inc.	2,066,403
46,933	PDC Energy, Inc.*	1,713,524
191,088	Range Resources Corp.*	1,876,484
24,643	Scorpio Tankers, Inc. (Monaco)	447,024
39,184	SM Energy Co.	619,107
54,325	W&T Offshore, Inc.*	178,729

		12,954,970

Paper & Forest Products – 1.2%
15,488	Clearwater Paper Corp.*	518,228
82,808	Glatfelter Corp.	1,218,934
75,115	Louisiana-Pacific Corp.	4,948,576

		6,685,738

Personal Products – 0.1%
5,666	elf Beauty, Inc.*	171,396
1,826	USANA Health Sciences, Inc.*	164,322

		335,718

Pharmaceuticals – 2.7%
99,424	Amneal Pharmaceuticals, Inc.*	547,826
151,954	Amphastar Pharmaceuticals, Inc.*	2,644,000
51,738	ANI Pharmaceuticals, Inc.*	1,721,841
307,003	BioDelivery Sciences International, Inc.*	1,062,230
3,606	Cassava Sciences, Inc.*(a)	168,761
10,205	Collegium Pharmaceutical, Inc.*	227,571
14,451	Corcept Therapeutics, Inc.*	329,338
344,890	Endo International PLC*	1,976,220
79,232	Innoviva, Inc.*	907,206
23,221	Ocular Therapeutix, Inc.*	426,802
1,398	Pacira BioSciences, Inc.*	88,326
85,683	Phibro Animal Health Corp., Class A	2,100,947
76,203	Prestige Consumer Healthcare, Inc.*	3,319,403

		15,520,471

Professional Services – 0.5%
1,105	Barrett Business Services, Inc.	81,030
6,356	CBIZ, Inc.*	213,498
10,888	Huron Consulting Group, Inc.*	612,559
9,308	Insperity, Inc.	814,822
16,084	Kforce, Inc.	901,347

		2,623,256

Common Stocks – (continued)
Road & Rail – 1.3%
4,369	ArcBest Corp.	317,889
5,212	Avis Budget Group, Inc.*	467,047
71,777	Daseke, Inc.*	544,787
178,758	Marten Transport Ltd.	2,988,834
71,114	Werner Enterprises, Inc.	3,287,600

		7,606,157

Semiconductors & Semiconductor Equipment – 2.1%
3,975	Advanced Energy Industries, Inc.	438,482
24,111	Ambarella, Inc.*	2,350,581
69,530	Axcelis Technologies, Inc.*	2,887,581
1,748	CEVA, Inc.*	96,909
15,550	Cohu, Inc.*	622,155
33,711	FormFactor, Inc.*	1,319,786
4,323	Ichor Holdings Ltd.*	241,094
3,186	Lattice Semiconductor Corp.*	160,288
34,698	MACOM Technology Solutions Holdings, Inc.*	1,964,254
1,564	Onto Innovation, Inc.*	107,165
37,282	Rambus, Inc.*	707,612
21,753	Ultra Clean Holdings, Inc.*	1,110,926
6,004	Veeco Instruments, Inc.*	138,152

		12,144,985

Software – 5.0%
24,243	ACI Worldwide, Inc.*	915,900
20,606	Avaya Holdings Corp.*	592,835
1,968	Bottomline Technologies DE, Inc.*	95,566
8,104	Cerence, Inc.*	781,307
86,716	ChannelAdvisor Corp.*	1,834,043
29,333	Cloudera, Inc.*	372,236
38,864	CommVault Systems, Inc.*	2,701,437
32,985	Digital Turbine, Inc.*	2,488,059
31,236	Domo, Inc., Class B*	2,008,162
10,377	Envestnet, Inc.*	766,134
8,900	LivePerson, Inc.*	486,385
1,561	MicroStrategy, Inc., Class A*	1,025,827
43,300	Sapiens International Corp. NV (Israel)	1,401,188
32,489	SPS Commerce, Inc.*	3,328,173
13,785	Synchronoss Technologies, Inc.*	46,042
25,643	Telos Corp.*	850,835
22,210	Tenable Holdings, Inc.*	832,764
56,973	Upland Software, Inc.*	2,823,582
66,912	Varonis Systems, Inc.*	3,542,990
18,141	Verint Systems, Inc.*	881,108
2,001	Workiva, Inc.*	188,094
41,471	Xperi Holding Corp.	852,229

		28,814,896

Specialty Retail – 4.6%
61,413	Abercrombie & Fitch Co., Class A*	2,302,373
31,035	American Eagle Outfitters, Inc.	1,072,880
33,955	At Home Group, Inc.*	1,072,299
14,746	Bed Bath & Beyond, Inc.*	373,369
15,457	Boot Barn Holdings, Inc.*	1,090,337
73,445	Buckle, Inc. (The)	3,080,283

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – (continued)
6,703	Caleres, Inc.	$156,247
34,335	Camping World Holdings, Inc., Class A	1,494,946
29,486	Cato Corp. (The), Class A*	395,113
11,158	Conn’s, Inc.*	225,838
10,627	GameStop Corp., Class A*(a)	1,844,741
3,515	Group 1 Automotive, Inc.	577,023
86,588	Haverty Furniture Cos., Inc.	4,023,744
16,898	Lumber Liquidators Holdings, Inc.*	405,045
7,863	MarineMax, Inc.*	446,618
3,504	RH*	2,410,822
10,195	Shoe Carnival, Inc.	611,190
29,496	Signet Jewelers Ltd.*	1,762,386
17,620	Sleep Number Corp.*	1,971,502
21,432	Zumiez, Inc.*	920,933

		26,237,689

Technology Hardware, Storage & Peripherals – 0.3%
17,472	3D Systems Corp.*	376,347
29,123	Immersion Corp.*	249,584
23,372	Super Micro Computer, Inc.*	865,231

		1,491,162

Textiles, Apparel & Luxury Goods – 0.9%
14,614	Crocs, Inc.*	1,463,154
8,389	G-III Apparel Group Ltd.*	272,558
822	Oxford Industries, Inc.	74,991
85,949	Steven Madden Ltd.	3,495,546

		5,306,249

Thrifts & Mortgage Finance – 1.1%
74,121	Flagstar Bancorp, Inc.	3,449,591
3,909	Merchants Bancorp	159,448
76,348	Washington Federal, Inc.	2,485,128

		6,094,167

Tobacco – 0.0%
12,384	Vector Group Ltd.	161,611

Trading Companies & Distributors – 3.5%
55,615	Boise Cascade Co.	3,710,633
7,126	CAI International, Inc.	303,211
2,684	GMS, Inc.*	117,318
84,101	H&E Equipment Services, Inc.	3,271,529
9,353	Herc Holdings, Inc.*	987,677
44,437	McGrath RentCorp	3,642,945
203,275	MRC Global, Inc.*	1,914,850
82,338	Rush Enterprises, Inc., Class A	4,064,204
33,042	Titan Machinery, Inc.*	862,727
19,366	Triton International Ltd. (Bermuda)	971,592

		19,846,686

TOTAL COMMON STOCKS
(Cost $448,292,010)		$566,164,371

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $448,292,010)		$566,164,371

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.9%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,210,067	0.026%	$5,210,067
(Cost $5,210,067)

TOTAL INVESTMENTS – 99.7%
(Cost $453,502,077)		$571,374,438

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.3%		1,498,286

NET ASSETS – 100.0%		$572,872,724

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.3%
Aerospace & Defense – 0.1%
15,537	Vectrus, Inc.*	$813,362

Auto Components – 0.5%
65,682	Goodyear Tire & Rubber Co. (The)*	1,130,387
19,732	Visteon Corp.*	2,403,555

		3,533,942

Banks – 1.2%
36,405	Atlantic Capital Bancshares, Inc.*	973,834
78,018	Bancorp, Inc. (The)*	1,732,390
100,577	First Foundation, Inc.	2,393,732
65,916	International Bancshares Corp.	3,123,759
3,226	Trustmark Corp.	104,555

		8,328,270

Beverages – 0.1%
9,700	Celsius Holdings, Inc.*	555,810
5,021	National Beverage Corp.	243,970

		799,780

Biotechnology – 16.4%
85,356	Affimed NV (Germany)*	912,456
4,475	Allogene Therapeutics, Inc.*	138,367
177,403	Amicus Therapeutics, Inc.*	1,745,645
4,656	Anavex Life Sciences Corp.*	56,244
78,127	Apellis Pharmaceuticals, Inc.*	3,958,695
16,542	Arcturus Therapeutics Holdings, Inc.*	606,430
88,394	Ardelyx, Inc.*	646,160
63,458	Arrowhead Pharmaceuticals, Inc.*	4,617,204
40,661	Atara Biotherapeutics, Inc.*	571,694
191,138	Avid Bioservices, Inc.*	4,091,309
64,114	BioCryst Pharmaceuticals, Inc.*	745,966
6,198	Bridgebio Pharma, Inc.*	346,592
75,196	CareDx, Inc.*	5,945,748
443,234	Catalyst Pharmaceuticals, Inc.*	2,030,012
7,785	CEL-SCI Corp.*(a)	187,852
12,207	ChemoCentryx, Inc.*	589,964
47,054	Denali Therapeutics, Inc.*	2,843,944
89,973	Dynavax Technologies Corp.*	897,931
48,788	Eagle Pharmaceuticals, Inc.*	1,992,014
39,754	Editas Medicine, Inc.*	1,471,296
156,821	Eiger BioPharmaceuticals, Inc.*	1,331,410
59,506	Emergent BioSolutions, Inc.*	3,628,676
26,425	Fate Therapeutics, Inc.*	2,309,281
44,122	FibroGen, Inc.*	984,803
93,031	Flexion Therapeutics, Inc.*	721,921
27,712	G1 Therapeutics, Inc.*(a)	583,892
78,760	Halozyme Therapeutics, Inc.*	3,934,062
19,247	Harpoon Therapeutics, Inc.*	435,752
68,762	Hookipa Pharma, Inc.*	931,037
4,003	ImmunityBio, Inc.*(a)	71,053
131,901	ImmunoGen, Inc.*	1,063,122
36,031	Immunovant, Inc.*	564,966
41,843	Inovio Pharmaceuticals, Inc.*(a)	284,951
30,770	Intellia Therapeutics, Inc.*	2,362,213
71,146	Invitae Corp.*	2,482,995

Common Stocks – (continued)
Biotechnology – (continued)
139,539	Ironwood Pharmaceuticals, Inc.*	1,540,511
637,369	Kadmon Holdings, Inc.*	2,587,718
4,078	KalVista Pharmaceuticals, Inc.*	101,828
3,676	Karuna Therapeutics, Inc.*	408,073
3,436	Kodiak Sciences, Inc.*	415,206
45,514	Kura Oncology, Inc.*	1,225,692
3,209	Madrigal Pharmaceuticals, Inc.*	436,745
54,405	MEI Pharma, Inc.*	198,578
357,699	Minerva Neurosciences, Inc.*	851,324
19,804	Mirati Therapeutics, Inc.*	3,291,821
170,328	Mustang Bio, Inc.*	550,159
53,563	Myriad Genetics, Inc.*	1,618,674
75,443	Natera, Inc.*	8,300,239
48,848	NextCure, Inc.*	428,397
11,168	Novavax, Inc.*	2,646,034
423,188	OPKO Health, Inc.*(a)	1,735,071
60,309	Organogenesis Holdings, Inc.*	1,348,509
24,221	Protagonist Therapeutics, Inc.*	700,956
36,704	Prothena Corp. PLC (Ireland)*	974,124
4,010	REGENXBIO, Inc.*	139,107
3,960	REVOLUTION Medicines, Inc.*	131,432
18,816	Rhythm Pharmaceuticals, Inc.*	405,673
444,227	Selecta Biosciences, Inc.*	1,332,681
84,032	Sorrento Therapeutics, Inc.*(a)	691,583
67,287	Syros Pharmaceuticals, Inc.*	406,413
63,717	TG Therapeutics, Inc.*	2,848,787
84,347	Translate Bio, Inc.*	1,958,537
1,777	Turning Point Therapeutics, Inc.*	135,461
30,994	Twist Bioscience Corp.*	4,159,085
31,094	Ultragenyx Pharmaceutical, Inc.*	3,471,334
106,125	Veracyte, Inc.*	5,279,719
24,136	Vericel Corp.*	1,506,569
19,448	Vir Biotechnology, Inc.*	928,447
112,005	Xencor, Inc.*	4,766,933
20,609	Y-mAbs Therapeutics, Inc.*	619,713

		114,226,790

Building Products – 0.9%
2,153	Advanced Drainage Systems, Inc.	240,404
19,088	Cornerstone Building Brands, Inc.*	268,378
31,007	Masonite International Corp.*	3,915,874
14,676	Simpson Manufacturing Co., Inc.	1,653,985

		6,078,641

Capital Markets – 3.1%
17,640	Artisan Partners Asset Management, Inc., Class A	898,229
24,868	Cohen & Steers, Inc.	1,691,521
89,077	Cowen, Inc., Class A	3,517,651
105,462	Federated Hermes, Inc.	3,037,306
4,970	Focus Financial Partners, Inc., Class A*	233,888
6,133	Hamilton Lane, Inc., Class A	554,730
30,594	Houlihan Lokey, Inc.	2,027,464
50,194	Moelis & Co., Class A	2,724,530
14,467	Oppenheimer Holdings, Inc., Class A	740,276

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
69,481	PJT Partners, Inc., Class A	$5,108,938
2,562	Virtus Investment Partners, Inc.	700,605

		21,235,138

Chemicals – 1.9%
4,152	American Vanguard Corp.	82,127
22,141	Balchem Corp.	2,816,114
291,119	Ferro Corp.*	4,850,042
44,986	Ingevity Corp.*	3,512,507
13,341	Innospec, Inc.	1,299,547
14,443	Koppers Holdings, Inc.*	480,085

		13,040,422

Commercial Services & Supplies – 0.6%
18,583	Brady Corp., Class A	1,014,074
83,362	Ennis, Inc.	1,728,094
26,821	Matthews International Corp., Class A	1,109,853
1,626	Tetra Tech, Inc.	207,527

		4,059,548

Communications Equipment – 0.5%
76,389	Calix, Inc.*	3,230,491
7,358	Clearfield, Inc.*	252,747
4,240	Digi International, Inc.*	75,769

		3,559,007

Construction & Engineering – 1.1%
10,249	EMCOR Group, Inc.	1,227,830
89,678	Primoris Services Corp.	2,928,884
27,732	Sterling Construction Co., Inc.*	578,212
111,171	WillScot Mobile Mini Holdings Corp.*	3,253,975

		7,988,901

Construction Materials – 0.0%
10,363	Summit Materials, Inc., Class A*	298,351

Distributors – 0.2%
65,474	Funko, Inc., Class A*	1,410,310

Diversified Telecommunication Services – 0.7%
125,439	Iridium Communications, Inc.*	4,765,428

Electrical Equipment – 2.5%
74,072	Atkore, Inc.*	5,798,356
6,190	Encore Wire Corp.	462,269
18,435	EnerSys	1,688,277
97,199	Plug Power, Inc.*	2,771,144
49,601	Sunrun, Inc.*	2,430,449
49,825	Vicor Corp.*	4,595,360

		17,745,855

Electronic Equipment, Instruments & Components – 1.7%
19,883	CTS Corp.	646,595
44,011	II-VI, Inc.*	2,954,899
49,076	Knowles Corp.*	1,025,688
40,683	nLight, Inc.*	1,193,639
27,965	Novanta, Inc.*	3,683,270

Common Stocks – (continued)
Electronic Equipment, Instruments & Components – (continued)
76,925	Vishay Precision Group, Inc.*	2,452,369

		11,956,460

Energy Equipment & Services – 0.0%
18,334	US Silica Holdings, Inc.*	195,257

Equity Real Estate Investment Trusts (REITs) – 5.4%
76,437	American Assets Trust, Inc. REIT	2,679,117
138,649	CareTrust REIT, Inc. REIT	3,352,533
43,643	City Office REIT, Inc. REIT	477,018
98,837	Community Healthcare Trust, Inc. REIT	5,032,780
36,973	EastGroup Properties, Inc. REIT	5,866,136
29,764	Four Corners Property Trust, Inc. REIT	859,287
90,859	Gladstone Commercial Corp. REIT	1,911,673
7,186	Kite Realty Group Trust REIT	149,541
9,193	National Storage Affiliates Trust REIT	417,730
6,588	NETSTREIT Corp. REIT	137,228
90,595	NexPoint Residential Trust, Inc. REIT	4,544,245
45,332	Piedmont Office Realty Trust, Inc., Class A REIT	844,082
15,963	PotlatchDeltic Corp. REIT	947,564
103,548	STAG Industrial, Inc. REIT	3,780,537
22,717	Tanger Factory Outlet Centers, Inc. REIT	396,412
84,033	Terreno Realty Corp. REIT	5,421,809
26,024	Urstadt Biddle Properties, Inc., Class A REIT	472,856

		37,290,548

Food & Staples Retailing – 0.3%
14,296	Ingles Markets, Inc., Class A	876,202
24,453	Performance Food Group Co.*	1,435,391

		2,311,593

Food Products – 0.5%
15,619	B&G Foods, Inc.(a)	455,762
30,703	John B. Sanfilippo & Son, Inc.	2,698,794
2,847	Seneca Foods Corp., Class A*	131,133

		3,285,689

Health Care Equipment & Supplies – 7.8%
6,760	BioLife Solutions, Inc.*	235,924
61,775	Cantel Medical Corp.*	5,430,640
8,144	Cardiovascular Systems, Inc.*	328,366
26,097	CONMED Corp.	3,678,372
24,843	CryoLife, Inc.*	724,919
10,313	Heska Corp.*	1,883,670
59,163	Integer Holdings Corp.*	5,554,223
14,255	iRhythm Technologies, Inc.*	1,109,894
26,077	LeMaitre Vascular, Inc.	1,368,260
2,690	LivaNova PLC*	228,300
94,207	Meridian Bioscience, Inc.*	1,844,573
99,485	Merit Medical Systems, Inc.*	6,327,246
1,897	Mesa Laboratories, Inc.	471,689
160,811	Natus Medical, Inc.*	4,108,721
73,757	Neogen Corp.*	7,081,410

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – (continued)
32,817	Retractable Technologies, Inc.*(a)	$318,653
11,494	Shockwave Medical, Inc.*	1,878,809
45,643	STAAR Surgical Co.*	6,253,547
85,648	Surmodics, Inc.*	4,581,312
10,567	Utah Medical Products, Inc.	922,076

		54,330,604

Health Care Providers & Services – 3.5%
2,052	Addus HomeCare Corp.*	217,102
194,068	Community Health Systems, Inc.*	2,163,858
2,685	Fulgent Genetics, Inc.*(a)	206,799
78,224	Hanger, Inc.*	1,950,124
22,554	HealthEquity, Inc.*	1,713,427
57,883	Joint Corp. (The)*	3,211,349
6,649	National HealthCare Corp.	467,491
9,878	National Research Corp.	506,741
26,378	Option Care Health, Inc.*	503,292
7,209	Pennant Group, Inc. (The)*	291,388
75,237	RadNet, Inc.*	1,680,795
171,437	Select Medical Holdings Corp.*	6,466,604
59,685	Tenet Healthcare Corp.*	3,536,933
8,521	Tivity Health, Inc.*	206,038
11,950	US Physical Therapy, Inc.	1,343,777

		24,465,718

Health Care Technology – 0.6%
17,400	Inovalon Holdings, Inc., Class A*	525,654
11,665	Inspire Medical Systems, Inc.*	2,762,505
15,870	OptimizeRx Corp.*	800,800
10,520	Vocera Communications, Inc.*	380,509

		4,469,468

Hotels, Restaurants & Leisure – 5.3%
4,499	Brinker International, Inc.*	302,018
17,922	Caesars Entertainment, Inc.*	1,753,488
23,028	Churchill Downs, Inc.	4,870,422
23,216	Chuy’s Holdings, Inc.*	1,134,334
5,185	Cracker Barrel Old Country Store, Inc.	868,332
26,225	Dave & Buster’s Entertainment, Inc.*	1,197,433
22,888	Monarch Casino & Resort, Inc.*	1,725,984
23,208	Noodles & Co.*	280,469
77,207	Penn National Gaming, Inc.*	6,880,688
140,021	Red Rock Resorts, Inc., Class A*	5,128,969
32,474	Ruth’s Hospitality Group, Inc.*	847,896
50,668	SeaWorld Entertainment, Inc.*	2,774,580
14,570	Shake Shack, Inc., Class A*	1,584,488
68,165	Texas Roadhouse, Inc.*	7,295,018

		36,644,119

Household Durables – 2.3%
3,930	Ethan Allen Interiors, Inc.	112,830
10,548	iRobot Corp.*	1,147,623
4,683	KB Home	225,861
28,421	LGI Homes, Inc.*	4,711,633
1,835	M/I Homes, Inc.*	127,936
4,015	Meritage Homes Corp.*	427,156

Common Stocks – (continued)
Household Durables – (continued)
46,991	Sonos, Inc.*	1,881,050
121,498	Taylor Morrison Home Corp.*	3,791,953
2,527	TopBuild Corp.*	561,954
117,356	Tri Pointe Homes, Inc.*	2,795,420

		15,783,416

Insurance – 2.6%
138,303	American Equity Investment Life Holding Co.	4,284,627
8,165	Goosehead Insurance, Inc., Class A	897,660
39,698	James River Group Holdings Ltd.	1,870,173
34,444	Kinsale Capital Group, Inc.	5,993,600
4,828	State Auto Financial Corp.	91,153
72,282	Stewart Information Services Corp.	4,239,339
11,401	Trupanion, Inc.*	924,621

		18,301,173

Interactive Media & Services – 1.9%
159,711	Cargurus, Inc.*	3,941,667
121,052	Cars.com, Inc.*	1,599,097
14,246	EverQuote, Inc., Class A*	482,512
96,495	QuinStreet, Inc.*	1,955,954
326,471	TrueCar, Inc.*	1,501,767
97,431	Yelp, Inc.*	3,829,038

		13,310,035

Internet & Direct Marketing Retail – 1.0%
125,740	1-800-Flowers.com, Inc., Class A*	4,020,536
9,807	Liquidity Services, Inc.*	175,840
12,741	Stamps.com, Inc.*	2,616,619
6,775	Stitch Fix, Inc., Class A*	293,493

		7,106,488

IT Services – 2.5%
196,236	Brightcove, Inc.*	2,849,347
132,055	EVERTEC, Inc. (Puerto Rico)	5,268,995
14,146	I3 Verticals, Inc., Class A*	469,930
63,038	Perficient, Inc.*	4,135,923
100,669	Sykes Enterprises, Inc.*	4,412,322

		17,136,517

Leisure Products – 0.4%
48,905	Callaway Golf Co.	1,415,800
1,911	Johnson Outdoors, Inc., Class A	270,999
5,210	Malibu Boats, Inc., Class A*	434,306
15,184	MasterCraft Boat Holdings, Inc.*	430,618

		2,551,723

Life Sciences Tools & Services – 1.6%
32,979	Medpace Holdings, Inc.*	5,595,877
15,874	NanoString Technologies, Inc.*	1,264,681
24,798	Pacific Biosciences of California, Inc.*	740,220
60,165	Personalis, Inc.*	1,482,466
29,665	Quanterix Corp.*	1,813,718

		10,896,962

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Machinery – 2.2%
6,163	Douglas Dynamics, Inc.	$275,671
62,608	Federal Signal Corp.	2,593,849
31,453	Franklin Electric Co., Inc.	2,556,185
1,011	John Bean Technologies Corp.	146,979
84,823	Meritor, Inc.*	2,292,766
31,990	RBC Bearings, Inc.*	6,379,766
14,028	Rexnord Corp.	700,418
7,886	Shyft Group, Inc. (The)	279,322

		15,224,956

Media – 1.1%
13,644	Cardlytics, Inc.*	1,876,459
2,677	Daily Journal Corp.*	816,993
75,480	Entravision Communications Corp., Class A	290,598
28,272	EW Scripps Co. (The), Class A	611,241
118,831	Gray Television, Inc.	2,414,646
6,079	Meredith Corp.*	189,057
21,447	TechTarget, Inc.*	1,644,985

		7,843,979

Metals & Mining – 0.3%
56,253	Alcoa Corp.*	2,061,110

Multiline Retail – 0.2%
21,225	Big Lots, Inc.	1,463,252

Oil, Gas & Consumable Fuels – 0.3%
95,269	DHT Holdings, Inc.	562,087
52,472	Ovintiv, Inc.	1,255,655

		1,817,742

Paper & Forest Products – 0.4%
41,637	Louisiana-Pacific Corp.	2,743,046

Personal Products – 0.1%
23,368	elf Beauty, Inc.*	706,882

Pharmaceuticals – 4.1%
186,494	Amneal Pharmaceuticals, Inc.*	1,027,582
225,664	Amphastar Pharmaceuticals, Inc.*	3,926,554
80,593	ANI Pharmaceuticals, Inc.*	2,682,135
516,634	BioDelivery Sciences International, Inc.*	1,787,554
4,394	Cassava Sciences, Inc.*(a)	205,639
54,640	Collegium Pharmaceutical, Inc.*	1,218,472
51,979	Corcept Therapeutics, Inc.*	1,184,601
55,329	Durect Corp.*	105,125
463,337	Endo International PLC*	2,654,921
145,461	Innoviva, Inc.*	1,665,528
57,266	Ocular Therapeutix, Inc.*	1,052,549
29,461	Pacira BioSciences, Inc.*	1,861,346
175,455	Phibro Animal Health Corp., Class A	4,302,157
105,915	Prestige Consumer Healthcare, Inc.*	4,613,657

		28,287,820

Professional Services – 1.0%
44,310	CBIZ, Inc.*	1,488,373

Common Stocks – (continued)
Professional Services – (continued)
18,342	Huron Consulting Group, Inc.*	1,031,921
18,561	Insperity, Inc.	1,624,830
46,450	Kforce, Inc.	2,603,058
4,761	Upwork, Inc.*	219,291

		6,967,473

Road & Rail – 1.5%
263,651	Marten Transport Ltd.	4,408,245
2,124	Saia, Inc.*	498,078
120,541	Werner Enterprises, Inc.	5,572,610

		10,478,933

Semiconductors & Semiconductor Equipment – 3.9%
1,316	Advanced Energy Industries, Inc.	145,168
34,381	Ambarella, Inc.*	3,351,804
3,362	Amkor Technology, Inc.	67,980
110,272	Axcelis Technologies, Inc.*	4,579,596
3,752	AXT, Inc.*	36,995
24,725	Brooks Automation, Inc.	2,505,384
19,829	CEVA, Inc.*	1,099,320
30,090	Cohu, Inc.*	1,203,901
87,252	FormFactor, Inc.*	3,415,916
21,137	Ichor Holdings Ltd.*	1,178,810
41,656	Lattice Semiconductor Corp.*	2,095,713
73,972	MACOM Technology Solutions Holdings, Inc.*	4,187,555
9,701	Onto Innovation, Inc.*	664,713
7,333	Rambus, Inc.*	139,180
46,429	Ultra Clean Holdings, Inc.*	2,371,129

		27,043,164

Software – 9.6%
91,785	ACI Worldwide, Inc.*	3,467,637
5,429	Agilysys, Inc.*	273,676
8,960	Appian Corp.*(a)	1,085,773
77,679	Avaya Holdings Corp.*	2,234,825
34,537	Bottomline Technologies DE, Inc.*	1,677,117
5,610	Box, Inc., Class A*	119,493
178,886	ChannelAdvisor Corp.*	3,783,439
4,789	Cloudera, Inc.*	60,772
83,281	CommVault Systems, Inc.*	5,788,862
67,878	Digital Turbine, Inc.*	5,120,038
56,637	Domo, Inc., Class B*	3,641,193
49,287	Envestnet, Inc.*	3,638,859
30,555	LivePerson, Inc.*	1,669,831
3,672	MicroStrategy, Inc., Class A*	2,413,092
2,867	QAD, Inc., Class A	202,668
15,196	Sailpoint Technologies Holdings, Inc.*	742,021
119,915	Sapiens International Corp. NV (Israel)	3,880,449
56,344	SPS Commerce, Inc.*	5,771,879
5,795	SVMK, Inc.*	104,252
58,745	Telos Corp.*	1,949,159
52,821	Tenable Holdings, Inc.*	1,980,523
96,825	Upland Software, Inc.*	4,798,647
114,165	Varonis Systems, Inc.*	6,045,037
33,926	Verint Systems, Inc.*	1,647,786

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Software – (continued)
28,378	Workiva, Inc.*	$2,667,532
95,882	Xperi Holding Corp.	1,970,375

		66,734,935

Specialty Retail – 3.2%
21,420	Abercrombie & Fitch Co., Class A*	803,036
12,867	At Home Group, Inc.*	406,340
37,158	Boot Barn Holdings, Inc.*	2,621,125
82,734	Buckle, Inc. (The)	3,469,864
36,123	Camping World Holdings, Inc., Class A	1,572,795
17,352	Cato Corp. (The), Class A*	232,517
95,351	Haverty Furniture Cos., Inc.	4,430,961
4,256	Lumber Liquidators Holdings, Inc.*	102,016
2,625	MarineMax, Inc.*	149,100
6,296	RH*	4,331,774
5,664	Shoe Carnival, Inc.	339,557
7,948	Signet Jewelers Ltd.*	474,893
26,928	Sleep Number Corp.*	3,012,974

		21,946,952

Technology Hardware, Storage & Peripherals – 0.1%
54,788	Immersion Corp.*	469,533
10,768	Super Micro Computer, Inc.*	398,632

		868,165

Textiles, Apparel & Luxury Goods – 1.2%
28,117	Crocs, Inc.*	2,815,074
3,458	Deckers Outdoor Corp.*	1,169,496
108,884	Steven Madden Ltd.	4,428,312

		8,412,882

Thrifts & Mortgage Finance – 0.0%
7,312	Flagstar Bancorp, Inc.	340,300

Tobacco – 0.0%
8,856	Vector Group Ltd.	115,571

Trading Companies & Distributors – 2.9%
48,899	Boise Cascade Co.	3,262,541
8,470	CAI International, Inc.	360,398
52,135	H&E Equipment Services, Inc.	2,028,051
4,516	Herc Holdings, Inc.*	476,890
61,702	McGrath RentCorp	5,058,330
94,579	MRC Global, Inc.*	890,934
76,671	Rush Enterprises, Inc., Class A	3,784,481
13,737	SiteOne Landscape Supply, Inc.*	2,464,143
48,690	Titan Machinery, Inc.*	1,271,296
11,410	Triton International Ltd. (Bermuda)	572,440

		20,169,504

Water Utilities – 0.0%
7,246	Pure Cycle Corp.*	110,646

TOTAL COMMON STOCKS
(Cost $539,401,207)		$691,256,827

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $539,401,207)		$691,256,827

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle – 0.8%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
5,422,791	0.026%	$5,422,791
(Cost $5,422,791)

TOTAL INVESTMENTS – 100.1%
(Cost $544,823,998)		$696,679,618

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.1)%		(579,224)

NET ASSETS – 100.0%		$696,100,394

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.7%
Aerospace & Defense – 0.8%
52,408	Maxar Technologies, Inc.	$2,033,954
50,906	Moog, Inc., Class A	4,405,914
29,768	Triumph Group, Inc.*	503,675
43,532	Vectrus, Inc.*	2,278,900

		9,222,443

Air Freight & Logistics – 0.1%
56,008	Echo Global Logistics, Inc.*	1,831,462

Auto Components – 1.5%
61,619	Adient PLC*	2,855,424
378,857	American Axle & Manufacturing Holdings, Inc.*	3,515,793
574,985	Goodyear Tire & Rubber Co. (The)*	9,895,492
141,272	Tenneco, Inc., Class A*	1,422,609

		17,689,318

Automobiles – 0.0%
32,127	Workhorse Group, Inc.*(a)	398,053

Banks – 13.2%
82,127	1st Source Corp.	3,908,424
93,716	Amalgamated Financial Corp.	1,513,513
161,924	Ameris Bancorp	8,758,469
89,633	Atlantic Capital Bancshares, Inc.*	2,397,683
136,321	Atlantic Union Bankshares Corp.	5,271,533
5,788	Banc of California, Inc.	103,605
345,566	Bancorp, Inc. (The)*	7,673,293
32,138	Bank of Marin Bancorp	1,138,328
11,843	Banner Corp.	673,156
371,600	Cadence BanCorp	8,268,100
25,543	Capital City Bank Group, Inc.	645,472
144,781	Cathay General Bancorp	5,860,735
88,877	Central Pacific Financial Corp.	2,395,235
8,791	Civista Bancshares, Inc.	203,336
27,694	Columbia Banking System, Inc.	1,205,520
11,951	Community Bankers Trust Corp.	100,149
383,015	CVB Financial Corp.	8,123,748
394,961	First BanCorp. (Puerto Rico)	4,964,660
46,183	First Commonwealth Financial Corp.	669,192
222,530	First Foundation, Inc.	5,296,214
49,524	First Internet Bancorp	1,701,149
198,141	Fulton Financial Corp.	3,378,304
106,241	Glacier Bancorp, Inc.	6,262,907
4,480	Great Southern Bancorp, Inc.	252,717
76,926	Hancock Whitney Corp.	3,557,058
224,398	Hanmi Financial Corp.	4,555,279
110,178	Heartland Financial USA, Inc.	5,538,648
74,277	Home BancShares, Inc.	2,067,129
48,468	Independent Bank Corp.	1,141,906
2,768	Independent Bank Group, Inc.	209,012
188,838	International Bancshares Corp.	8,949,033
6,101	Metropolitan Bank Holding Corp.*	383,448
139,912	National Bank Holdings Corp., Class A	5,582,489
12,115	Northeast Bank	341,280
212,348	Old National Bancorp	4,013,377

Common Stocks – (continued)
Banks – (continued)
49,023	Old Second Bancorp, Inc.	647,594
9,160	Preferred Bank	600,346
37,270	QCR Holdings, Inc.	1,797,159
7,938	Republic Bancorp, Inc., Class A	356,654
5,669	ServisFirst Bancshares, Inc.	358,508
51,531	Sierra Bancorp	1,394,944
1,527	Silvergate Capital Corp., Class A*	163,725
16,701	Simmons First National Corp., Class A	475,979
12,714	South State Corp.	1,072,044
87,684	Southside Bancshares, Inc.	3,520,513
11,786	Spirit of Texas Bancshares, Inc.	273,082
17,179	Towne Bank	532,205
87,999	TriCo Bancshares	4,072,594
150,483	TriState Capital Holdings, Inc.*	3,592,029
14,278	Triumph Bancorp, Inc.*	1,265,459
229,210	Trustmark Corp.	7,428,696
32,973	UMB Financial Corp.	3,199,370
199,956	United Bankshares, Inc.	7,852,272
45,096	Washington Trust Bancorp, Inc.	2,302,151
15,960	Westamerica BanCorp	1,011,864

		159,021,289

Biotechnology – 3.2%
4,065	Anika Therapeutics, Inc.*	163,332
4,400	Apellis Pharmaceuticals, Inc.*	222,948
143,407	Avid Bioservices, Inc.*	3,069,627
21,169	CareDx, Inc.*	1,673,833
14,952	Eagle Pharmaceuticals, Inc.*	610,490
6,537	Emergent BioSolutions, Inc.*	398,626
36,739	Hookipa Pharma, Inc.*(a)	497,446
58,493	ImmunoGen, Inc.*	471,454
150,504	Myriad Genetics, Inc.*	4,548,231
51,518	Natera, Inc.*	5,668,010
12,594	NextCure, Inc.*	110,449
38,402	Novavax, Inc.*	9,098,586
752,995	OPKO Health, Inc.*(a)	3,087,279
9,832	Organogenesis Holdings, Inc.*	219,844
52,887	Prothena Corp. PLC (Ireland)*	1,403,621
333,400	Selecta Biosciences, Inc.*	1,000,200
56,376	Veracyte, Inc.*	2,804,706
82,572	Xencor, Inc.*	3,514,264

		38,562,946

Building Products – 0.8%
101,983	Cornerstone Building Brands, Inc.*	1,433,881
48,721	JELD-WEN Holding, Inc.*	1,421,192
200,231	Quanex Building Products Corp.	5,464,304
36,244	Resideo Technologies, Inc.*	1,087,682
5,352	Simpson Manufacturing Co., Inc.	603,170

		10,010,229

Capital Markets – 2.6%
48,884	Artisan Partners Asset Management, Inc., Class A	2,489,173
109,458	Cowen, Inc., Class A	4,322,496

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Capital Markets – (continued)
92,809	Donnelley Financial Solutions, Inc.*	$2,836,243
193,643	Federated Hermes, Inc.	5,576,918
3,719	Focus Financial Partners, Inc., Class A*	175,016
46,977	Moelis & Co., Class A	2,549,912
90,206	Oppenheimer Holdings, Inc., Class A	4,615,841
70,101	PJT Partners, Inc., Class A	5,154,527
2,937	Stifel Financial Corp.	203,211
11,195	Virtus Investment Partners, Inc.	3,061,385

		30,984,722

Chemicals – 1.8%
94,446	AdvanSix, Inc.*	2,746,490
8,032	American Vanguard Corp.	158,873
194,974	Ferro Corp.*	3,248,267
3,556	Ingevity Corp.*	277,652
22,112	Innospec, Inc.	2,153,930
97,765	Koppers Holdings, Inc.*	3,249,708
68,813	Kraton Corp.*	2,460,753
72,055	Minerals Technologies, Inc.	5,630,378
98,479	Orion Engineered Carbons SA (Germany)*	1,955,793
5,467	Trinseo SA	338,462

		22,220,306

Commercial Services & Supplies – 1.7%
39,266	Brady Corp., Class A	2,142,746
16,342	Cimpress PLC (Ireland)*	1,556,739
158,256	Ennis, Inc.	3,280,647
4,976	Herman Miller, Inc.	206,504
81,605	HNI Corp.	3,455,156
72,665	KAR Auction Services, Inc.*	1,089,248
166,441	Matthews International Corp., Class A	6,887,328
13,302	Pitney Bowes, Inc.	99,366
63,015	Steelcase, Inc., Class A	869,607
109,544	Team, Inc.*	1,081,199

		20,668,540

Communications Equipment – 0.1%
21,216	Calix, Inc.*	897,225
30,181	Digi International, Inc.*	539,334
15,669	Harmonic, Inc.*	122,532

		1,559,091

Construction & Engineering – 2.2%
8,439	Dycom Industries, Inc.*	791,663
60,631	EMCOR Group, Inc.	7,263,594
82,701	Great Lakes Dredge & Dock Corp.*	1,298,406
19,790	MasTec, Inc.*	2,065,284
90,954	Matrix Service Co.*	1,201,502
183,889	Primoris Services Corp.	6,005,815
69,111	Sterling Construction Co., Inc.*	1,440,964
59,560	Tutor Perini Corp.*	958,916
183,371	WillScot Mobile Mini Holdings Corp.*	5,367,269

		26,393,413

Common Stocks – (continued)
Construction Materials – 0.8%
316,645	Summit Materials, Inc., Class A*	9,116,210

Consumer Finance – 0.9%
531,702	Navient Corp.	8,948,545
9,926	PROG Holdings, Inc.	505,630
26,885	Regional Management Corp.	1,041,256

		10,495,431

Distributors – 0.2%
104,939	Funko, Inc., Class A*	2,260,386

Diversified Financial Services – 0.2%
188,788	Banco Latinoamericano de Comercio Exterior SA, Class E (Panama)	2,786,511

Diversified Telecommunication Services – 0.6%
172,129	Consolidated Communications Holdings, Inc.*	1,239,329
145,319	Iridium Communications, Inc.*	5,520,669

		6,759,998

Electric Utilities – 0.1%
29,084	Portland General Electric Co.	1,479,212

Electrical Equipment – 1.5%
80,265	Atkore, Inc.*	6,283,144
66,025	Encore Wire Corp.	4,930,747
38,593	EnerSys	3,534,347
46,749	Powell Industries, Inc.	1,647,435
16,221	Vicor Corp.*	1,496,063

		17,891,736

Electronic Equipment, Instruments & Components – 1.6%
46,547	Belden, Inc.	2,014,554
98,604	Benchmark Electronics, Inc.	2,960,092
68,980	CTS Corp.	2,243,230
15,444	Daktronics, Inc.*	95,289
222,873	Knowles Corp.*	4,658,046
62,196	TTM Technologies, Inc.*	932,940
227,801	Vishay Intertechnology, Inc.	5,597,071
44,179	Vishay Precision Group, Inc.*	1,408,426

		19,909,648

Energy Equipment & Services – 1.2%
68,647	Cactus, Inc., Class A	2,046,367
103,552	ChampionX Corp.*	2,175,628
6,375	DMC Global, Inc.*	344,250
284,714	Helix Energy Solutions Group, Inc.*	1,221,423
245,451	Oceaneering International, Inc.*	2,638,598
383,101	Oil States International, Inc.*	2,149,197
32,528	Solaris Oilfield Infrastructure, Inc., Class A	355,856
449,969	Transocean Ltd.*	1,448,900
177,174	US Silica Holdings, Inc.*	1,886,903

		14,267,122

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Entertainment – 0.5%
279,587	AMC Entertainment Holdings, Inc., Class A*(a)	$2,804,258
141,759	Cinemark Holdings, Inc.*	3,005,291
42,754	Gaia, Inc.*	450,627

		6,260,176

Equity Real Estate Investment Trusts (REITs) – 11.2%
6,982	Agree Realty Corp. REIT	491,254
920	Alexander’s, Inc. REIT	255,061
181,892	American Assets Trust, Inc. REIT	6,375,315
75,696	Armada Hoffler Properties, Inc. REIT	1,031,736
264,603	CareTrust REIT, Inc. REIT	6,398,101
62,428	Chatham Lodging Trust REIT*	865,876
339,906	City Office REIT, Inc. REIT	3,715,173
82,406	Community Healthcare Trust, Inc. REIT	4,196,114
12,937	EastGroup Properties, Inc. REIT	2,052,584
321,001	Gladstone Commercial Corp. REIT	6,753,861
237,819	Healthcare Realty Trust, Inc. REIT	7,648,259
195,064	Independence Realty Trust, Inc. REIT	3,284,878
212,873	Industrial Logistics Properties Trust REIT	5,279,250
259,374	Kite Realty Group Trust REIT	5,397,573
726,443	Lexington Realty Trust REIT	8,891,662
74,905	Macerich Co. (The) REIT	1,032,940
17,594	NETSTREIT Corp. REIT	366,483
147,627	NexPoint Residential Trust, Inc. REIT	7,404,970
181,276	Physicians Realty Trust REIT	3,395,299
432,055	Piedmont Office Realty Trust, Inc., Class A REIT	8,044,864
153,816	PotlatchDeltic Corp. REIT	9,130,518
334,406	Retail Opportunity Investments Corp. REIT	5,885,546
225,774	Retail Properties of America, Inc., Class A REIT	2,648,329
135,439	Retail Value, Inc. REIT	2,523,229
7,965	RLJ Lodging Trust REIT	128,555
146,532	SITE Centers Corp. REIT	2,161,347
216,791	STAG Industrial, Inc. REIT	7,915,039
110,133	Tanger Factory Outlet Centers, Inc. REIT	1,921,821
133,010	Terreno Realty Corp. REIT	8,581,805
19,832	Universal Health Realty Income Trust REIT	1,327,752
261,543	Urban Edge Properties REIT	4,930,086
195,942	Urstadt Biddle Properties, Inc., Class A REIT	3,560,266
134,239	Whitestone REIT	1,311,515

		134,907,061

Food & Staples Retailing – 1.4%
102,314	Ingles Markets, Inc., Class A	6,270,825
47,638	Natural Grocers by Vitamin Cottage, Inc.	748,869
160,174	Performance Food Group Co.*	9,402,214
54,262	SpartanNash Co.	1,051,055

		17,472,963

Common Stocks – (continued)
Food Products – 1.0%
157,432	Darling Ingredients, Inc.*	10,933,653
28,073	Seneca Foods Corp., Class A*	1,293,042

		12,226,695

Gas Utilities – 0.5%
79,843	Southwest Gas Holdings, Inc.	5,566,654

Health Care Equipment & Supplies – 1.4%
31,834	AngioDynamics, Inc.*	773,566
22,326	Cantel Medical Corp.*	1,962,679
17,630	CryoLife, Inc.*	514,444
5,628	Heska Corp.*	1,027,954
43,302	Integer Holdings Corp.*	4,065,192
26,100	LeMaitre Vascular, Inc.	1,369,467
11,847	Meridian Bioscience, Inc.*	231,964
40,322	Merit Medical Systems, Inc.*	2,564,479
102,335	Natus Medical, Inc.*	2,614,659
26,635	Retractable Technologies, Inc.*	258,626
6,318	STAAR Surgical Co.*	865,629
4,709	Utah Medical Products, Inc.	410,907
7,055	Varex Imaging Corp.*	167,486

		16,827,052

Health Care Providers & Services – 2.5%
29,751	Brookdale Senior Living, Inc.*	194,572
480,809	Community Health Systems, Inc.*	5,361,020
15,684	Covetrus, Inc.*	449,347
119,059	Hanger, Inc.*	2,968,141
6,949	InfuSystem Holdings, Inc.*	157,187
30,944	Joint Corp. (The)*	1,716,773
37,607	National HealthCare Corp.	2,644,148
159,108	Select Medical Holdings Corp.*	6,001,554
178,813	Tenet Healthcare Corp.*	10,596,458
6,968	Tivity Health, Inc.*	168,486
8,158	Triple-S Management Corp. (Puerto Rico)*	193,426

		30,451,112

Hotels, Restaurants & Leisure – 3.8%
16,950	BJ’s Restaurants, Inc.*	1,033,780
14,864	Boyd Gaming Corp.*	983,254
3,220	Caesars Entertainment, Inc.*	315,045
33,859	Carrols Restaurant Group, Inc.*	199,429
26,992	Century Casinos, Inc.*	354,945
55,024	Chuy’s Holdings, Inc.*	2,688,473
7,885	Cracker Barrel Old Country Store, Inc.	1,320,501
58,347	Dave & Buster’s Entertainment, Inc.*	2,664,124
40,707	Del Taco Restaurants, Inc.	464,060
22,038	Dine Brands Global, Inc.*	2,129,973
91,713	Fiesta Restaurant Group, Inc.*	1,351,850
20,806	International Game Technology PLC*	358,279
45,090	Monarch Casino & Resort, Inc.*	3,400,237
58,289	Noodles & Co.*	704,422
121,806	Penn National Gaming, Inc.*	10,855,351
2,041	RCI Hospitality Holdings, Inc.	148,605
9,641	Red Robin Gourmet Burgers, Inc.*	350,547
208,105	Red Rock Resorts, Inc., Class A*	7,622,886

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Hotels, Restaurants & Leisure – (continued)
10,036	Ruth’s Hospitality Group, Inc.*	$262,040
81,167	SeaWorld Entertainment, Inc.*	4,444,705
40,323	Texas Roadhouse, Inc.*	4,315,367

		45,967,873

Household Durables – 1.9%
2,976	Century Communities, Inc.*	220,045
43,711	Ethan Allen Interiors, Inc.	1,254,943
8,379	KB Home	404,119
1,486	LGI Homes, Inc.*	246,349
59,116	M/I Homes, Inc.*	4,121,568
17,941	Meritage Homes Corp.*	1,908,743
191,591	Taylor Morrison Home Corp.*	5,979,555
369,932	Tri Pointe Homes, Inc.*	8,811,780

		22,947,102

Insurance – 4.4%
89,638	Ambac Financial Group, Inc.*	1,537,292
267,715	American Equity Investment Life Holding Co.	8,293,811
89,925	AMERISAFE, Inc.	5,582,544
142,698	Argo Group International Holdings Ltd.	7,445,982
29,357	Donegal Group, Inc., Class A	452,978
21,763	Enstar Group Ltd.*	5,466,430
839,777	Genworth Financial, Inc., Class A*	3,627,837
11,868	Goosehead Insurance, Inc., Class A	1,304,768
12,818	HCI Group, Inc.	941,097
1,728	Investors Title Co.	304,871
47,927	James River Group Holdings Ltd.	2,257,841
33,789	Kinsale Capital Group, Inc.	5,879,624
7,001	National Western Life Group, Inc., Class A	1,605,329
13,773	State Auto Financial Corp.	260,034
133,066	Stewart Information Services Corp.	7,804,321
13,571	Tiptree, Inc.	135,846

		52,900,605

Interactive Media & Services – 1.1%
233,760	Cars.com, Inc.*	3,087,970
91,891	QuinStreet, Inc.*	1,862,630
525,066	TrueCar, Inc.*	2,415,304
154,663	Yelp, Inc.*	6,078,256

		13,444,160

Internet & Direct Marketing Retail – 0.1%
27,762	1-800-Flowers.com, Inc., Class A*	887,690
3,412	Lands’ End, Inc.*	78,612
32,642	Liquidity Services, Inc.*	585,271

		1,551,573

IT Services – 0.7%
51,664	Brightcove, Inc.*	750,161
107,582	Conduent, Inc.*	731,558
12,615	EVERTEC, Inc. (Puerto Rico)	503,339
60,361	Hackett Group, Inc. (The)	1,003,803

Common Stocks – (continued)
IT Services – (continued)
112,410	Sykes Enterprises, Inc.*	4,926,930

		7,915,791

Leisure Products – 0.6%
186,490	Callaway Golf Co.	5,398,886
1,693	Johnson Outdoors, Inc., Class A	240,084
5,640	MasterCraft Boat Holdings, Inc.*	159,950
62,260	Vista Outdoor, Inc.*	2,030,299

		7,829,219

Life Sciences Tools & Services – 0.2%
12,207	Medpace Holdings, Inc.*	2,071,284

Machinery – 2.6%
53,592	Barnes Group, Inc.	2,675,312
11,138	Blue Bird Corp.*	300,058
18,884	CIRCOR International, Inc.*	649,043
36,094	Columbus McKinnon Corp.	1,787,014
8,016	Douglas Dynamics, Inc.	358,556
48,470	Federal Signal Corp.	2,008,112
16,784	Franklin Electric Co., Inc.	1,364,036
5,816	Lydall, Inc.*	214,319
179,635	Meritor, Inc.*	4,855,534
63,543	Miller Industries, Inc.	2,733,620
4,304	RBC Bearings, Inc.*	858,347
129,957	Rexnord Corp.	6,488,753
85,425	Terex Corp.	4,014,121
145,242	Wabash National Corp.	2,557,711

		30,864,536

Marine – 0.2%
258,262	Costamare, Inc. (Monaco)	2,716,916
33,172	Safe Bulkers, Inc. (Greece)*	119,088

		2,836,004

Media – 1.3%
2,230	AMC Networks, Inc., Class A*	112,125
1,485	Daily Journal Corp.*	453,207
74,185	Entravision Communications Corp., Class A	285,612
167,527	EW Scripps Co. (The), Class A	3,621,934
206,883	Gray Television, Inc.	4,203,863
5,434	Meredith Corp.*	168,997
324,938	TEGNA, Inc.	6,518,256

		15,363,994

Metals & Mining – 2.9%
329,476	Alcoa Corp.*	12,072,001
101,843	Arconic Corp.*	2,912,710
5,704	Century Aluminum Co.*	89,325
292,876	Cleveland-Cliffs, Inc.*	5,230,765
132,015	Coeur Mining, Inc.*	1,066,681
65,505	Haynes International, Inc.	1,915,366
345,931	Hecla Mining Co.	2,044,452
6,487	Materion Corp.	459,345
26,846	Ryerson Holding Corp.*	426,315
183,227	SunCoke Energy, Inc.	1,236,782

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Metals & Mining – (continued)
34,214	TimkenSteel Corp.*	$411,252
284,015	United States Steel Corp.	6,535,185
20,440	Warrior Met Coal, Inc.	323,974

		34,724,153

Mortgage Real Estate Investment Trusts (REITs) – 1.4%
113,016	Arbor Realty Trust, Inc. REIT	1,998,123
90,881	Arlington Asset Investment Corp., Class A REIT*	372,612
31,421	ARMOUR Residential REIT, Inc. REIT	390,563
403,065	Capstead Mortgage Corp. REIT	2,611,861
166,986	Chimera Investment Corp. REIT	2,194,196
86,152	Great Ajax Corp. REIT	1,051,916
31,502	Ladder Capital Corp. REIT	374,559
515,767	MFA Financial, Inc. REIT	2,269,375
180,555	New York Mortgage Trust, Inc. REIT	828,747
157,238	PennyMac Mortgage Investment Trust REIT	3,152,622
8,265	TPG RE Finance Trust, Inc. REIT	102,982
262,853	Two Harbors Investment Corp. REIT	2,050,253

		17,397,809

Multiline Retail – 0.7%
61,880	Big Lots, Inc.	4,266,007
11,273	Dillard’s, Inc., Class A	1,115,013
163,726	Macy’s, Inc.*	2,714,577

		8,095,597

Multi-Utilities – 1.2%
90,344	Avista Corp.	4,157,631
22,692	Black Hills Corp.	1,565,294
121,517	NorthWestern Corp.	8,266,802

		13,989,727

Oil, Gas & Consumable Fuels – 3.8%
44,580	Antero Resources Corp.*	402,112
266,972	Ardmore Shipping Corp. (Ireland)*	1,046,530
70,622	Bonanza Creek Energy, Inc.*	2,336,882
131,918	CNX Resources Corp.*	1,770,340
375,175	Comstock Resources, Inc.*	2,059,711
712,255	DHT Holdings, Inc.	4,202,304
78,060	Diamond S Shipping, Inc.*	768,891
51,231	Magnolia Oil & Gas Corp., Class A*	576,861
209,211	Matador Resources Co.	5,504,341
341,066	Ovintiv, Inc.	8,161,709
39,459	PBF Energy, Inc., Class A*	559,529
170,892	PDC Energy, Inc.*	6,239,267
11,064	Penn Virginia Corp.*	150,802
567,666	Range Resources Corp.*	5,574,480
97,173	Scorpio Tankers, Inc. (Monaco)	1,762,718
21,383	SFL Corp. Ltd. (Norway)	165,932
187,040	SM Energy Co.	2,955,232
174,955	W&T Offshore, Inc.*	575,602
27,248	World Fuel Services Corp.	842,781

		45,656,024

Common Stocks – (continued)
Paper & Forest Products – 0.4%
32,124	Clearwater Paper Corp.*	1,074,869
163,317	Glatfelter Corp.	2,404,026
29,739	Louisiana-Pacific Corp.	1,959,206

		5,438,101

Pharmaceuticals – 1.5%
88,508	Amneal Pharmaceuticals, Inc.*	487,679
66,245	Amphastar Pharmaceuticals, Inc.*	1,152,663
68,892	ANI Pharmaceuticals, Inc.*	2,292,726
111,769	BioDelivery Sciences International, Inc.*	386,721
2,421	Cassava Sciences, Inc.*(a)	113,303
605,642	Endo International PLC*	3,470,328
142,873	Phibro Animal Health Corp., Class A	3,503,246
162,500	Prestige Consumer Healthcare, Inc.*	7,078,500

		18,485,166

Professional Services – 0.6%
3,850	Barrett Business Services, Inc.	282,320
61,350	CBIZ, Inc.*	2,060,746
44,014	Huron Consulting Group, Inc.*	2,476,228
21,285	Insperity, Inc.	1,863,289

		6,682,583

Real Estate Management & Development – 0.3%
150,885	Kennedy-Wilson Holdings, Inc.	3,100,687

Road & Rail – 1.0%
13,378	ArcBest Corp.	973,383
375,944	Marten Transport Ltd.	6,285,784
5,286	Universal Logistics Holdings, Inc.	132,203
93,440	Werner Enterprises, Inc.	4,319,731

		11,711,101

Semiconductors & Semiconductor Equipment – 0.9%
43,203	Ambarella, Inc.*	4,211,861
96,915	Axcelis Technologies, Inc.*	4,024,880
15,343	Cohu, Inc.*	613,873
3,399	MACOM Technology Solutions Holdings, Inc.*	192,417
76,861	Rambus, Inc.*	1,458,822

		10,501,853

Software – 1.1%
15,775	Cerence, Inc.*	1,520,868
103,683	ChannelAdvisor Corp.*	2,192,895
23,792	CommVault Systems, Inc.*	1,653,782
4,625	Digital Turbine, Inc.*	348,864
5,762	Domo, Inc., Class B*	370,439
2,230	MicroStrategy, Inc., Class A*	1,465,467
9,181	SPS Commerce, Inc.*	940,502
60,283	Synchronoss Technologies, Inc.*	201,345
17,562	Telos Corp.*	582,707
27,079	Upland Software, Inc.*	1,342,035
7,240	Varonis Systems, Inc.*	383,358
102,856	Xperi Holding Corp.	2,113,691

		13,115,953

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Specialty Retail – 5.4%
137,194	Abercrombie & Fitch Co., Class A*	$5,143,403
157,713	American Eagle Outfitters, Inc.	5,452,139
81,050	At Home Group, Inc.*	2,559,559
76,582	Bed Bath & Beyond, Inc.*	1,939,056
36,060	Boot Barn Holdings, Inc.*	2,543,672
168,853	Buckle, Inc. (The)	7,081,695
86,707	Caleres, Inc.	2,021,140
6,328	Camping World Holdings, Inc., Class A	275,521
54,340	Cato Corp. (The), Class A*	728,156
35,693	Conn’s, Inc.*	722,426
44,624	GameStop Corp., Class A*(a)	7,746,280
20,843	Group 1 Automotive, Inc.	3,421,587
158,875	Haverty Furniture Cos., Inc.	7,382,921
55,006	Lumber Liquidators Holdings, Inc.*	1,318,494
20,910	MarineMax, Inc.*	1,187,688
46,398	Shoe Carnival, Inc.	2,781,560
80,305	Signet Jewelers Ltd.*	4,798,224
51,524	Sleep Number Corp.*	5,765,020
6,309	Tilly’s, Inc., Class A*	76,087
59,708	Zumiez, Inc.*	2,565,653

		65,510,281

Technology Hardware, Storage & Peripherals – 0.3%
57,700	3D Systems Corp.*	1,242,858
102,710	Immersion Corp.*	880,225
47,472	Super Micro Computer, Inc.*	1,757,413

		3,880,496

Textiles, Apparel & Luxury Goods – 1.0%
39,411	G-III Apparel Group Ltd.*	1,280,463
7,910	Movado Group, Inc.	248,137
5,790	Oxford Industries, Inc.	528,222
186,298	Steven Madden Ltd.	7,576,740
44,698	Wolverine World Wide, Inc.	1,864,800

		11,498,362

Thrifts & Mortgage Finance – 1.5%
174,525	Flagstar Bancorp, Inc.	8,122,393
14,161	Merchants Bancorp	577,627
5,528	Premier Financial Corp.	174,630
12,979	Walker & Dunlop, Inc.	1,438,722
255,605	Washington Federal, Inc.	8,319,943

		18,633,315

Tobacco – 0.0%
2,127	Universal Corp.	119,601
24,059	Vector Group Ltd.	313,970

		433,571

Trading Companies & Distributors – 4.2%
8,986	Beacon Roofing Supply, Inc.*	506,181
121,372	Boise Cascade Co.	8,097,940
39,932	CAI International, Inc.	1,699,107
39,297	GMS, Inc.*	1,717,672
193,663	H&E Equipment Services, Inc.	7,533,491

Common Stocks – (continued)
Trading Companies & Distributors – (continued)
36,970	Herc Holdings, Inc.*	3,904,032
84,231	McGrath RentCorp	6,905,257
401,091	MRC Global, Inc.*	3,778,277
147,579	NOW, Inc.*	1,449,226
159,861	Rush Enterprises, Inc., Class A	7,890,739
79,715	Titan Machinery, Inc.*	2,081,359
106,613	Triton International Ltd. (Bermuda)	5,348,774

		50,912,055

TOTAL COMMON STOCKS
(Cost $937,761,923)		$1,190,698,754

Shares	Dividend Rate	Value

Investment Company – 0.0%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares, 01/01/30
516,956	0.026%	$516,956
(Cost $516,956)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $938,278,879)		$1,191,215,710

Securities Lending Reinvestment Vehicle – 1.2%(b)
Goldman Sachs Financial Square Government Fund – Institutional Shares
14,093,930	0.036%	$14,093,930
(Cost $14,093,930)

TOTAL INVESTMENTS – 99.9%
(Cost $952,372,809)		$1,205,309,640

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.1%		743,336

NET ASSETS – 100.0%		$1,206,052,976

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Represents an affiliated issuer.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
E-mini Russell 2000 Index	7	06/18/21	$822,182	$(30,657)

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 99.1%
Aerospace & Defense – 2.4%
44,966	Howmet Aerospace, Inc.*	$1,437,113
2,471	Huntington Ingalls Industries, Inc.	524,643
38,369	Northrop Grumman Corp.	13,599,508
26,380	Teledyne Technologies, Inc.*	11,811,645

		27,372,909

Air Freight & Logistics – 0.6%
35,724	United Parcel Service, Inc., Class B	7,282,695

Auto Components – 0.1%
24,449	Gentex Corp.	860,116

Automobiles – 1.4%
827,004	Ford Motor Co.*	9,543,626
9,472	Tesla, Inc.*	6,719,816

		16,263,442

Banks – 0.9%
18,588	Citizens Financial Group, Inc.	860,253
24,855	JPMorgan Chase & Co.	3,822,947
239,671	KeyCorp	5,215,241
1,815	Western Alliance Bancorp	190,702

		10,089,143

Biotechnology – 2.8%
14,675	Amgen, Inc.	3,516,717
34,828	Biogen, Inc.*	9,310,569
83,252	Gilead Sciences, Inc.	5,284,005
7,492	Regeneron Pharmaceuticals, Inc.*	3,605,900
48,337	Vertex Pharmaceuticals, Inc.*	10,547,133

		32,264,324

Capital Markets – 3.1%
227,713	Bank of New York Mellon Corp. (The)	11,358,325
28,092	Evercore, Inc., Class A	3,936,532
45,747	Interactive Brokers Group, Inc., Class A	3,271,825
280,699	Jefferies Financial Group, Inc.	9,125,525
101,814	State Street Corp.	8,547,285

		36,239,492

Chemicals – 2.3%
235,322	Axalta Coating Systems Ltd.*	7,504,419
78,020	Celanese Corp.	12,221,833
35,058	CF Industries Holdings, Inc.	1,704,870
4,252	International Flavors & Fragrances, Inc.	604,507
15,225	Sherwin-Williams Co. (The)	4,169,671

		26,205,300

Commercial Services & Supplies – 0.0%
358	Cintas Corp.	123,560

Construction & Engineering – 0.0%
1,833	AECOM*	121,766

Common Stocks – (continued)
Construction Materials – 0.3%
6,555	Martin Marietta Materials, Inc.	2,314,702
9,593	Vulcan Materials Co.	1,709,856

		4,024,558

Consumer Finance – 3.3%
226,703	Ally Financial, Inc.	11,663,870
93,629	Capital One Financial Corp.	13,958,211
281,550	Synchrony Financial	12,314,997

		37,937,078

Distributors – 0.0%
11,849	LKQ Corp.*	553,467

Diversified Financial Services – 1.2%
20,498	Berkshire Hathaway, Inc., Class B*	5,635,925
118,544	Voya Financial, Inc.	8,039,654

		13,675,579

Diversified Telecommunication Services – 0.3%
147,901	Liberty Global PLC, Class C (United Kingdom)*	4,002,201

Electrical Equipment – 0.5%
41,590	AMETEK, Inc.	5,611,739

Energy Equipment & Services – 0.4%
129,040	Baker Hughes Co.	2,591,123
37,230	Halliburton Co.	728,219
65,216	Schlumberger NV	1,764,093

		5,083,435

Entertainment – 2.9%
120,697	Activision Blizzard, Inc.	11,006,360
4,766	Netflix, Inc.*	2,447,198
16,048	Take-Two Interactive Software, Inc.*	2,814,498
91,165	Walt Disney Co. (The)*	16,958,513

		33,226,569

Equity Real Estate Investment Trusts (REITs) – 4.2%
6,636	American Homes 4 Rent, Class A REIT	245,797
35,200	Camden Property Trust REIT	4,240,896
167,632	Equity LifeStyle Properties, Inc. REIT	11,633,661
75,094	Extra Space Storage, Inc. REIT	11,165,727
25,930	First Industrial Realty Trust, Inc. REIT	1,290,536
4,372	Healthcare Trust of America, Inc., Class A REIT	128,406
18,438	Highwoods Properties, Inc. REIT	825,838
139,086	Invitation Homes, Inc. REIT	4,876,355
125,200	Prologis, Inc. REIT	14,589,556

		48,996,772

Food & Staples Retailing – 2.6%
33,097	Costco Wholesale Corp.	12,315,063
130,193	Walmart, Inc.	18,215,302

		30,530,365

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Health Care Equipment & Supplies – 2.3%
48,126	Danaher Corp.	$12,221,116
63,669	Edwards Lifesciences Corp.*	6,081,663
53,919	Hologic, Inc.*	3,534,391
1,256	Quidel Corp.*	131,616
13,407	West Pharmaceutical Services, Inc.	4,404,468

		26,373,254

Health Care Providers & Services – 5.1%
38,953	Anthem, Inc.	14,778,379
97,220	Centene Corp.*	6,002,363
331	Chemed Corp.	157,758
56,641	Cigna Corp.	14,104,175
66,874	HCA Healthcare, Inc.	13,445,686
13,276	UnitedHealth Group, Inc.	5,294,469
37,706	Universal Health Services, Inc., Class B	5,595,947

		59,378,777

Hotels, Restaurants & Leisure – 2.9%
6,032	Booking Holdings, Inc.*	14,875,394
1,131	Chipotle Mexican Grill, Inc.*	1,687,486
5,286	Darden Restaurants, Inc.	775,562
48,860	Marriott International, Inc., Class A*	7,256,687
26,323	Penn National Gaming, Inc.*	2,345,906
19,900	Vail Resorts, Inc.*	6,470,684

		33,411,719

Household Durables – 0.8%
99,492	D.R. Horton, Inc.	9,779,069
2,273	Toll Brothers, Inc.	142,517

		9,921,586

Independent Power and Renewable Electricity Producers – 0.3%
125,876	AES Corp. (The)	3,501,870

Insurance – 4.9%
15,612	American Financial Group, Inc.	1,918,090
20,386	Aon PLC, Class A	5,125,856
289,475	Arch Capital Group Ltd.*	11,495,052
83,942	Chubb Ltd.	14,403,608
2,967	First American Financial Corp.	191,371
46,934	Globe Life, Inc.	4,810,266
8,325	Old Republic International Corp.	204,962
43,938	Travelers Cos., Inc. (The)	6,795,451
146,290	W R Berkley Corp.	11,662,239

		56,606,895

Interactive Media & Services – 8.3%
7,592	Alphabet, Inc., Class A*	17,867,772
16,103	Alphabet, Inc., Class C*	38,810,162
113,990	Facebook, Inc., Class A*	37,055,869
43,693	Pinterest, Inc., Class A*	2,899,905

		96,633,708

Internet & Direct Marketing Retail – 3.9%
12,160	Amazon.com, Inc.*	42,163,827
1,852	Etsy, Inc.*	368,159
9,267	Wayfair, Inc., Class A*	2,739,047

		45,271,033

Common Stocks – (continued)
IT Services – 8.5%
24,936	Accenture PLC, Class A	7,230,692
94,468	Fidelity National Information Services, Inc.	14,444,157
7,903	Gartner, Inc.*	1,548,040
33,988	Global Payments, Inc.	7,294,844
107,817	International Business Machines Corp.	15,297,076
63,894	PayPal Holdings, Inc.*	16,758,757
26,021	VeriSign, Inc.*	5,692,614
81,276	Visa, Inc., Class A	18,982,823
452,031	Western Union Co. (The)	11,644,319

		98,893,322

Life Sciences Tools & Services – 1.9%
45,393	IQVIA Holdings, Inc.*	10,653,283
6,817	Mettler-Toledo International, Inc.*	8,952,903
6,109	Thermo Fisher Scientific, Inc.	2,872,635

		22,478,821

Machinery – 1.2%
13,618	Otis Worldwide Corp.	1,060,434
40,695	Parker-Hannifin Corp.	12,770,498

		13,830,932

Media – 1.0%
5,292	Charter Communications, Inc., Class A*	3,563,897
173,105	News Corp., Class A	4,534,486
8,662	Nexstar Media Group, Inc., Class A	1,276,865
24,629	Omnicom Group, Inc.	2,025,982

		11,401,230

Multiline Retail – 0.1%
25,731	Kohl’s Corp.	1,509,380

Oil, Gas & Consumable Fuels – 0.9%
31,226	Diamondback Energy, Inc.	2,552,101
34,303	EOG Resources, Inc.	2,526,073
71,747	Hess Corp.	5,345,869
10,737	Targa Resources Corp.	372,466

		10,796,509

Personal Products – 0.7%
25,816	Estee Lauder Cos., Inc. (The), Class A	8,101,061

Pharmaceuticals – 3.7%
157,577	Johnson & Johnson	25,642,505
17,901	Merck & Co., Inc.	1,333,624
37,885	Perrigo Co. PLC	1,577,153
18,021	Pfizer, Inc.	696,512
82,774	Zoetis, Inc.	14,322,385

		43,572,179

Road & Rail – 3.0%
13,502	AMERCO	8,055,698
15,414	CSX Corp.	1,552,961
48,344	Old Dominion Freight Line, Inc.	12,463,567
59,293	Union Pacific Corp.	13,168,382

		35,240,608

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Semiconductors & Semiconductor Equipment – 4.0%
16,128	Advanced Micro Devices, Inc.*	$1,316,367
112,474	Applied Materials, Inc.	14,926,425
39,432	Intel Corp.	2,268,523
8,771	KLA Corp.	2,765,935
5,954	Lam Research Corp.	3,694,159
169,584	Micron Technology, Inc.*	14,596,095
1,275	NVIDIA Corp.	765,484
32,590	NXP Semiconductors NV (Netherlands)	6,273,901

		46,606,889

Software – 7.5%
294,470	Microsoft Corp.	74,259,445
126,290	Oracle Corp.	9,571,519
3,988	Trade Desk, Inc. (The), Class A*	2,908,488

		86,739,452

Specialty Retail – 0.7%
1,953	Dick’s Sporting Goods, Inc.	161,279
115,449	L Brands, Inc.*	7,608,089

		7,769,368

Technology Hardware, Storage & Peripherals – 7.1%
605,965	Apple, Inc.	79,660,159
40,986	Western Digital Corp.*	2,894,841

		82,555,000

Textiles, Apparel & Luxury Goods – 0.2%
40,809	Skechers USA, Inc., Class A*	1,978,828

Tobacco – 0.7%
82,906	Philip Morris International, Inc.	7,876,070

Trading Companies & Distributors – 0.1%
4,695	United Rentals, Inc.*	1,502,165

TOTAL INVESTMENTS – 99.1%
(Cost $840,613,124)		$1,152,415,166

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.9%		10,485,230

NET ASSETS – 100.0%		$1,162,900,396

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

Investment Abbreviations:
PLC	—Public Limited Company
REIT	—Real Estate Investment Trust

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,120,618,150, $345,638,706 and $448,292,010, respectively)(a)	$1,841,631,941	$414,078,049	$566,164,371
Investments in securities lending reinvestment vehicle, at value which equals cost	7,069,012	907,700	5,210,067
Cash	12,607,332	2,820,215	7,205,915
Receivables:
Investments sold	54,442,011	12,030,212	—
Fund shares sold	876,757	203,048	622,921
Dividends	409,402	202,335	112,526
Reimbursement from investment adviser	45,768	27,659	36,844
Foreign tax reclaims	1,292	—	—
Securities lending income	582	—	3,212
Other assets	162,253	62,668	63,264
Total assets	1,917,246,350	430,331,886	579,419,120

Liabilities:
Payables:
Investments purchased	50,137,332	11,147,710	—
Upon return of securities loaned	7,069,012	907,700	5,210,067
Fund shares redeemed	6,939,581	248,703	692,699
Management fees	749,085	174,979	372,715
Distribution and Service fees and Transfer Agency fees	249,044	54,962	53,491
Accrued expenses	427,955	192,252	217,424
Total liabilities	65,572,009	12,726,306	6,546,396

Net Assets:
Paid-in capital	875,521,793	332,372,829	393,429,000
Total distributable earnings	976,152,548	85,232,751	179,443,724
NET ASSETS	$1,851,674,341	$417,605,580	$572,872,724
Net Assets:
Class A	$310,237,769	$62,673,340	$46,866,145
Class C	44,496,588	9,961,737	7,683,206
Institutional	818,510,074	117,169,027	204,624,095
Service	35,207,914	6,574,071	3,877,471
Investor	270,624,192	87,213,483	60,159,903
Class R6	271,089,790	84,745,142	103,097,876
Class R	31,386,592	6,289,966	16,802,053
Class P	70,121,422	42,978,814	129,761,975
Total Net Assets	$1,851,674,341	$417,605,580	$572,872,724
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	7,293,396	2,427,512	1,389,149
Class C	1,220,304	389,399	270,294
Institutional	18,437,886	4,544,905	5,817,500
Service	844,318	253,475	117,056
Investor	6,461,619	3,391,716	1,793,985
Class R6	6,110,273	3,287,338	2,930,741
Class R	762,261	245,362	511,251
Class P	1,581,355	1,668,107	3,689,653
Net asset value, offering and redemption price per share:(b)
Class A	$42.54	$25.82	$33.74
Class C	36.46	25.58	28.43
Institutional	44.39	25.78	35.17
Service	41.70	25.94	33.12
Investor	41.88	25.71	33.53
Class R6	44.37	25.78	35.18
Class R	41.18	25.64	32.86
Class P	44.34	25.77	35.17

(a)	Includes loaned securities having a market value of $6,687,173, $857,153 and $5,017,476, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Large Cap Growth Insights, Large Cap Value Insights and Small Cap Equity Insights Funds is $45.01, $27.32 and $35.70, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2021 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $539,401,207, $937,761,923 and $840,613,124, respectively)(a)	$691,256,827	$1,190,698,754	$1,152,415,166
Investments in affiliated issuers, at value (cost $0, $516,956 and $0, respectively)	—	516,956	—
Investments in securities lending reinvestment vehicle, at value which equals cost	5,422,791	14,093,930	—
Cash	1,312,578	19,645,156	10,235,982
Receivables:
Investments sold	17,994,206	23,575,085	34,819,776
Fund shares sold	1,495,054	1,992,210	582,231
Dividends	112,744	305,214	439,195
Reimbursement from investment adviser	55,423	52,877	35,568
Securities lending income	5,372	9,052	—
Collateral on futures contracts	—	60,050	—
Foreign tax reclaims	—	—	992
Other assets	84,334	164,371	75,675
Total assets	717,739,329	1,251,113,655	1,198,604,585

Liabilities:
Variation margin on futures contracts	—	11,165	—
Payables:
Investments purchased	13,695,669	28,300,085	32,074,113
Upon return of securities loaned	5,422,791	14,093,930	—
Fund shares redeemed	1,543,565	1,458,191	2,638,710
Management fees	465,126	776,752	482,590
Distribution and Service fees and Transfer Agency fees	73,010	133,945	184,951
Accrued expenses	438,774	286,611	323,825
Total liabilities	21,638,935	45,060,679	35,704,189

Net Assets:
Paid-in capital	302,118,984	828,903,110	741,652,924
Total distributable earnings	393,981,410	377,149,866	421,247,472
NET ASSETS	$696,100,394	$1,206,052,976	$1,162,900,396
Net Assets:
Class A	$61,717,112	$148,097,006	$364,572,259
Class C	8,113,731	7,058,309	17,615,949
Institutional	191,718,462	338,977,696	305,955,682
Service	—	—	7,006,924
Investor	219,345,324	369,262,363	113,216,450
Class R6	197,064,697	280,038,434	11,736,115
Class R	7,632,063	21,623,639	21,391,347
Class P	10,509,005	40,995,529	321,405,670
Total Net Assets	$696,100,394	$1,206,052,976	$1,162,900,396
Shares Outstanding $0.001 par value (unlimited number of shares authorized):
Class A	1,346,886	2,907,293	5,510,706
Class C	244,403	203,215	300,993
Institutional	3,453,507	4,896,084	4,467,979
Service	—	—	106,543
Investor	4,619,414	7,292,494	1,736,904
Class R6	3,547,270	4,045,552	171,547
Class R	175,086	434,711	330,028
Class P	189,174	592,284	4,697,895
Net asset value, offering and redemption price per share:(b)
Class A	$45.82	$50.94	$66.16
Class C	33.20	34.73	58.53
Institutional	55.51	69.23	68.48
Service	—	—	65.77
Investor	47.48	50.64	65.18
Class R6	55.55	69.22	68.41
Class R	43.59	49.74	64.82
Class P	55.55	69.22	68.41

(a)	Includes loaned securities having a market value of $5,137,815, $13,608,369 and $–, respectively.
(b)	Maximum public offering price per share for Class A Shares of the Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds is $48.49, $53.90 and $70.01, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge, assessed on the amount equal to the lesser of the current net asset value (“NAV”) or the original purchase price of the shares.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	Large Cap Growth Insights Fund	Large Cap Value Insights Fund	Small Cap Equity Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $11,720, $2,493 and $8,183, respectively)	$6,548,081	$3,331,448	$3,475,180

Dividends — affiliated issuers	—	—	119

Securities lending income — affiliated issuer	2,201	246	32,111

Total investment income	6,550,282	3,331,694	3,507,410

Expenses:

Management fees	4,713,658	970,975	2,248,254

Transfer Agency fees(a)	764,595	161,315	181,307

Distribution and Service (12b-1) fees(a)	667,453	126,533	126,273

Custody, accounting and administrative services	91,447	26,059	34,447

Printing and mailing costs	90,439	31,062	45,024

Registration fees	73,415	66,583	64,859

Shareholder Administration fees — Service Shares	57,852	7,490	4,409

Service fees — Class C	55,024	12,079	9,247

Professional fees	45,949	45,658	46,036

Trustee fees	11,217	9,997	10,159

Other	4,392	9,380	4,528

Total expenses	6,575,441	1,467,131	2,774,543

Less — expense reductions	(295,117)	(182,428)	(196,781)

Net expenses	6,280,324	1,284,703	2,577,762

NET INVESTMENT INCOME	269,958	2,046,991	929,648

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	270,160,968	48,543,211	85,969,910

Futures	(900,477)	—	(118,660)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	155,808,539	60,782,159	132,533,497

Futures	(6,645)	—	—

Net realized and unrealized gain	425,062,385	109,325,370	218,384,747

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$425,332,343	$111,372,361	$219,314,395

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Large Cap Growth Insights	$370,738	$165,071	$57,852	$73,792	$237,274	$35,215	$157,565	$9,256	$242,700	$49,242	$23,614	$9,729
Large Cap Value Insights	68,726	36,236	7,490	14,081	43,985	7,731	20,190	1,198	66,794	11,330	4,506	5,581
Small Cap Equity Insights	53,946	27,742	4,409	40,176	34,526	5,918	38,879	706	53,900	17,043	12,856	17,479

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2021 (Unaudited)

	Small Cap Growth Insights Fund	Small Cap Value Insights Fund	U.S. Equity Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign withholding taxes of $660, $19,170 and $8,459, respectively)	$3,021,211	$9,348,588	$6,433,829

Dividends — affiliated issuers	4	156	170

Securities lending income — affiliated issuer	188,836	30,163	88

Total investment income	3,210,051	9,378,907	6,434,087

Expenses:

Management fees	3,982,907	4,138,322	2,765,715

Transfer Agency fees(a)	496,919	484,636	489,100

Printing and mailing costs	151,256	61,303	53,729

Distribution and Service (12b-1) fees(a)	129,572	232,751	566,718

Registration fees	64,056	87,573	67,770

Custody, accounting and administrative services	50,948	58,763	55,475

Professional fees	46,143	45,979	45,839

Trustee fees	10,561	10,415	10,507

Service fees — Class C	10,005	8,182	21,649

Shareholder Administration fees — Service Shares	—	—	7,896

Other	9,874	18,747	6,131

Total expenses	4,952,241	5,146,671	4,090,529

Less — expense reductions	(321,515)	(262,999)	(229,834)

Net expenses	4,630,726	4,883,672	3,860,695

NET INVESTMENT INCOME (LOSS)	(1,420,675)	4,495,235	2,573,392

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	244,578,432	144,225,450	119,320,321

Futures	4,287,931	1,371,419	844,379

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers	111,884,326	279,811,432	146,314,634

Futures	—	296,787	—

Net realized and unrealized gain	360,750,689	425,705,088	266,479,334

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$359,330,014	$430,200,323	$269,052,726

(a)	Class specific Distribution and/or Service and Transfer Agency fees were as follows:

	Distribution and/or Service (12b-1) Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Small Cap Growth Insights	$76,311	$30,015	$—	$23,246	$48,839	$6,403	$43,590	$—	$351,672	$37,150	$7,439	$1,826
Small Cap Value Insights	161,392	24,547	—	46,812	103,292	5,237	55,794	—	264,799	34,578	14,980	5,956
U.S. Equity Insights	416,257	64,947	7,896	77,618	266,406	13,855	56,787	1,263	81,180	1,553	24,838	43,218

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Large Cap Growth Insights Fund		Large Cap Value Insights Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income	$269,958	$4,489,435	$2,046,991	$5,728,297

Net realized gain (loss)	269,260,491	177,754,693	48,543,211	(22,848,210)

Net change in unrealized gain (loss)	155,801,894	209,201,275	60,782,159	(18,638,685)

Net increase (decrease) in net assets resulting from operations	425,332,343	391,445,403	111,372,361	(35,758,598)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(27,425,346)	(11,437,017)	(409,436)	(721,696)

Class C Shares	(4,743,046)	(1,652,223)	(37,003)	(57,654)

Institutional Shares	(73,425,541)	(30,583,438)	(938,038)	(1,709,480)

Service Shares	(4,697,947)	(1,907,093)	(40,921)	(72,282)

Investor Shares	(31,566,895)	(16,644,105)	(723,296)	(1,570,378)

Class R6 Shares	(34,402,556)	(12,792,716)	(689,749)	(1,156,248)

Class R Shares	(2,831,396)	(1,215,415)	(35,591)	(52,688)

Class P Shares	(5,886,489)	(2,075,071)	(340,859)	(534,539)

Total distributions to shareholders	(184,979,216)	(78,307,078)	(3,214,893)	(5,874,965)

From share transactions:

Proceeds from sales of shares	222,239,430	499,794,164	45,236,400	87,609,068
Reinvestment of distributions	164,888,599	69,749,290	3,075,151	5,573,203
Cost of shares redeemed	(661,447,818)	(949,944,612)	(59,428,985)	(184,044,568)

Net decrease in net assets resulting from share transactions	(274,319,789)	(380,401,158)	(11,117,434)	(90,862,297)

TOTAL INCREASE (DECREASE)	(33,966,662)	(67,262,833)	97,040,034	(132,495,860)

Net assets:

Beginning of period	1,885,641,003	1,952,903,836	320,565,546	453,061,406

End of period	$1,851,674,341	$1,885,641,003	$417,605,580	$320,565,546

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Equity Insights Fund		Small Cap Growth Insights Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income (loss)	$929,648	$1,749,181	$(1,420,675)	$(2,295,043)

Net realized gain (loss)	85,851,250	(14,794,581)	248,866,363	36,421,785

Net change in unrealized gain (loss)	132,533,497	(58,419,249)	111,884,326	(35,327,101)

Net increase (decrease) in net assets resulting from operations	219,314,395	(71,464,649)	359,330,014	(1,200,359)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(72,203)	(108,619)	(2,093,905)	(1,157,729)

Class C Shares	—	—	(366,093)	(152,869)

Institutional Shares	(946,817)	(1,626,736)	(6,793,298)	(3,974,277)

Service Shares	(5,076)	(3,071)	—	—

Investor Shares	(295,176)	(374,689)	(18,616,142)	(5,138,376)

Class R6 Shares	(765,740)	(850,889)	(7,408,415)	(3,615,584)

Class R Shares	(3,581)	—	(351,853)	(284,681)

Class P Shares	(568,617)	(596,984)	(361,013)	(145,698)

Total distributions to shareholders	(2,657,210)	(3,560,988)	(35,990,719)	(14,469,214)

From share transactions:

Proceeds from sales of shares	120,001,455	198,765,373	164,574,125	346,717,657
Reinvestment of distributions	2,591,640	3,490,560	34,839,289	14,049,097
Cost of shares redeemed	(310,746,717)	(288,552,551)	(808,248,474)	(524,576,347)

Net decrease in net assets resulting from share transactions	(188,153,622)	(86,296,618)	(608,835,060)	(163,809,593)

TOTAL INCREASE (DECREASE)	28,503,563	(161,322,255)	(285,495,765)	(179,479,166)

Net assets:

Beginning of period	544,369,161	705,691,416	981,596,159	1,161,075,325

End of period	$572,872,724	$544,369,161	$696,100,394	$981,596,159

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	Small Cap Value Insights Fund		U.S. Equity Insights Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income	$4,495,235	$5,366,292	$2,573,392	$7,298,698

Net realized gain (loss)	145,596,869	(18,542,675)	120,164,700	43,632,595

Net change in unrealized gain (loss)	280,108,219	(59,829,002)	146,314,634	36,827,652

Net increase (decrease) in net assets resulting from operations	430,200,323	(73,005,385)	269,052,726	87,758,945

Distributions to shareholders:

From distributable earnings:

Class A Shares	(785,368)	(827,588)	(13,719,487)	(4,157,727)

Class C Shares	(24,825)	(32,365)	(762,606)	(140,002)

Institutional Shares	(1,852,902)	(1,458,393)	(12,408,988)	(4,700,529)

Service Shares	—	—	(254,428)	(95,840)

Investor Shares	(2,781,222)	(694,092)	(4,441,328)	(1,879,914)

Class R6 Shares	(1,592,174)	(897,586)	(431,144)	(169,754)

Class R Shares	(118,456)	(61,450)	(1,852,525)	(507,892)

Class P Shares	(273,740)	(358,606)	(12,331,032)	(4,032,946)

Total distributions to shareholders	(7,428,687)	(4,330,080)	(46,201,538)	(15,684,604)

From share transactions:

Proceeds from sales of shares	249,003,218	543,633,517	77,403,519	166,576,705

Reinvestment of distributions	7,237,135	4,217,944	45,365,118	15,415,026

Cost of shares redeemed	(241,687,646)	(270,076,116)	(138,904,656)	(314,438,554)

Net increase (decrease) in net assets resulting from share transactions	14,552,707	277,775,345	(16,136,019)	(132,446,823)

TOTAL INCREASE (DECREASE)	437,324,343	200,439,880	206,715,169	(60,372,482)

Net assets:

Beginning of period	768,728,633	568,288,753	956,185,227	1,016,557,709

End of period	$1,206,052,976	$768,728,633	$1,162,900,396	$956,185,227

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.63		$31.54	$31.05	$30.36	$23.44	$23.13

Net investment income (loss)(a)	(0.04	)(b)	— (c)	0.10	0.10	0.10	0.11

Net realized and unrealized gain	8.75		7.31	3.00	1.96	6.93	0.33

Total from investment operations	8.71		7.31	3.10	2.06	7.03	0.44

Distributions to shareholders from net investment income	—		(0.10)	(0.09)	(0.08)	(0.11)	(0.13)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.80)		(1.22)	(2.61)	(1.37)	(0.11)	(0.13)

Net asset value, end of period	$42.54		$37.63	$31.54	$31.05	$30.36	$23.44

Total Return(d)	24.49%		23.84%	11.28%	6.95%	30.11%	1.93%

Net assets, end of period (in 000’s)	$310,238		$286,777	$301,506	$317,418	$316,689	$254,036

Ratio of net expenses to average net assets	0.91	%(e)	0.92%	0.93%	0.92%	0.95%	0.96%

Ratio of total expenses to average net assets	0.94	%(e)	0.95%	0.97%	0.95%	1.10%	1.15%

Ratio of net investment income (loss) to average net assets	(0.22	)%(b)(e)	(0.01)%	0.33%	0.32%	0.38%	0.49%

Portfolio turnover rate(f)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$32.87		$27.79	$27.78	$27.42	$21.23	$21.02

Net investment loss(a)	(0.17	)(b)	(0.23)	(0.10)	(0.12)	(0.09)	(0.05)

Net realized and unrealized gain	7.56		6.43	2.63	1.77	6.28	0.30

Total from investment operations	7.39		6.20	2.53	1.65	6.19	0.25

Distributions to shareholders from net investment income	—		—	—	—	—	(0.04)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.80)		(1.12)	(2.52)	(1.29)	—	(0.04)

Net asset value, end of period	$36.46		$32.87	$27.79	$27.78	$27.42	$21.23

Total Return(c)	23.98%		22.97%	10.42%	6.18%	29.16%	1.18%

Net assets, end of period (in 000’s)	$44,497		$41,838	$42,004	$56,046	$63,500	$48,610

Ratio of net expenses to average net assets	1.66	%(d)	1.67%	1.68%	1.67%	1.70%	1.71%

Ratio of total expenses to average net assets	1.69	%(d)	1.70%	1.72%	1.70%	1.85%	1.90%

Ratio of net investment loss to average net assets	(0.97	)%(b)(d)	(0.76)%	(0.40)%	(0.42)%	(0.37)%	(0.25)%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$39.16		$32.77	$32.17	$31.39	$24.21	$23.86

Net investment income(a)	0.03	(b)	0.13	0.23	0.23	0.22	0.21

Net realized and unrealized gain	9.11		7.61	3.09	2.02	7.15	0.34

Total from investment operations	9.14		7.74	3.32	2.25	7.37	0.55

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.20)	(0.18)	(0.19)	(0.20)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.91)		(1.35)	(2.72)	(1.47)	(0.19)	(0.20)

Net asset value, end of period	$44.39		$39.16	$32.77	$32.17	$31.39	$24.21

Total Return(c)	24.67%		24.33%	11.70%	7.38%	30.63%	2.35%

Net assets, end of period (in 000’s)	$818,510		$741,893	$760,316	$806,091	$897,009	$448,961

Ratio of net expenses to average net assets	0.54	%(d)	0.54%	0.54%	0.53%	0.56%	0.56%

Ratio of total expenses to average net assets	0.57	%(d)	0.58%	0.58%	0.56%	0.70%	0.75%

Ratio of net investment income to average net assets	0.15	%(b)(d)	0.36%	0.72%	0.71%	0.78%	0.89%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$36.98		$31.02	$30.53	$29.94	$23.15	$22.89

Net investment income (loss)(a)	(0.07	)(b)	(0.05)	0.07	0.07	0.04	0.08

Net realized and unrealized gain	8.59		7.20	2.95	1.92	6.88	0.33

Total from investment operations	8.52		7.15	3.02	1.99	6.92	0.41

Distributions to shareholders from net investment income	—		(0.07)	(0.01)	(0.11)	(0.13)	(0.15)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.80)		(1.19)	(2.53)	(1.40)	(0.13)	(0.15)

Net asset value, end of period	$41.70		$36.98	$31.02	$30.53	$29.94	$23.15

Total Return(c)	24.40%		23.68%	11.15%	6.82%	30.04%	1.82%

Net assets, end of period (in 000’s)	$35,208		$47,346	$50,445	$53,347	$67,450	$12,517

Ratio of net expenses to average net assets	1.04	%(d)	1.04%	1.04%	1.03%	1.05%	1.06%

Ratio of total expenses to average net assets	1.07	%(d)	1.08%	1.08%	1.06%	1.19%	1.26%

Ratio of net investment income (loss) to average net assets	(0.34	)%(b)(d)	(0.13)%	0.22%	0.21%	0.17%	0.34%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$37.12		$31.13	$30.69	$30.03	$23.19	$22.88

Net investment income(a)	0.01	(b)	0.09	0.17	0.18	0.16	0.17

Net realized and unrealized gain	8.61		7.21	2.95	1.93	6.86	0.32

Total from investment operations	8.62		7.30	3.12	2.11	7.02	0.49

Distributions to shareholders from net investment income	(0.06)		(0.19)	(0.16)	(0.16)	(0.18)	(0.18)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.86)		(1.31)	(2.68)	(1.45)	(0.18)	(0.18)

Net asset value, end of period	$41.88		$37.12	$31.13	$30.69	$30.03	$23.19

Total Return(c)	24.61%		24.17%	11.56%	7.23%	30.43%	2.18%

Net assets, end of period (in 000’s)	$270,624		$308,107	$401,677	$415,757	$365,836	$48,133

Ratio of net expenses to average net assets	0.66	%(d)	0.67%	0.68%	0.67%	0.70%	0.71%

Ratio of total expenses to average net assets	0.69	%(d)	0.70%	0.72%	0.70%	0.84%	0.90%

Ratio of net investment income to average net assets	0.04	%(b)(d)	0.26%	0.58%	0.56%	0.59%	0.74%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$39.14		$32.75	$32.15	$31.38	$24.21	$23.86

Net investment income(a)	0.03	(b)	0.13	0.23	0.24	0.21	0.18

Net realized and unrealized gain	9.11		7.61	3.10	2.01	7.16	0.38

Total from investment operations	9.14		7.74	3.33	2.25	7.37	0.56

Distributions to shareholders from net investment income	(0.11)		(0.23)	(0.21)	(0.19)	(0.20)	(0.21)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.91)		(1.35)	(2.73)	(1.48)	(0.20)	(0.21)

Net asset value, end of period	$44.37		$39.14	$32.75	$32.15	$31.38	$24.21

Total Return(c)	24.70%		24.36%	11.72%	7.37%	30.64%	2.38%

Net assets, end of period (in 000’s)	$271,090		$373,079	$313,461	$344,129	$133,877	$8,208

Ratio of net expenses to average net assets	0.53	%(d)	0.53%	0.53%	0.52%	0.54%	0.54%

Ratio of total expenses to average net assets	0.56	%(d)	0.57%	0.57%	0.55%	0.67%	0.74%

Ratio of net investment income to average net assets	0.17	%(b)(d)	0.36%	0.75%	0.71%	0.74%	0.72%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$36.58		$30.73	$30.30	$29.67	$22.93	$22.71

Net investment income (loss)(a)	(0.09	)(b)	(0.08)	0.02	0.02	0.04	0.05

Net realized and unrealized gain	8.49		7.12	2.93	1.92	6.78	0.32

Total from investment operations	8.40		7.04	2.95	1.94	6.82	0.37

Distributions to shareholders from net investment income	—		(0.07)	—	(0.02)	(0.08)	(0.15)

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	(1.29)	—	—

Total distributions	(3.80)		(1.19)	(2.52)	(1.31)	(0.08)	(0.15)

Net asset value, end of period	$41.18		$36.58	$30.73	$30.30	$29.67	$22.93

Total Return(c)	24.33%		23.55%	10.98%	6.69%	29.81%	1.66%

Net assets, end of period (in 000’s)	$31,387		$27,314	$34,397	$25,893	$29,734	$20,635

Ratio of net expenses to average net assets	1.16	%(d)	1.17%	1.18%	1.17%	1.20%	1.21%

Ratio of total expenses to average net assets	1.19	%(d)	1.20%	1.22%	1.20%	1.35%	1.40%

Ratio of net investment income (loss) to average net assets	(0.47	)%(b)(d)	(0.25)%	0.05%	0.08%	0.14%	0.22%

Portfolio turnover rate(e)	101%		218%	192%	188%	196%	254%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Growth Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$39.12		$32.74	$32.15	$32.07

Net investment income(b)	0.03	(c)	0.13	0.22	0.12

Net realized and unrealized gain (loss)	9.10		7.61	3.10	(0.04)

Total from investment operations	9.13		7.74	3.32	0.08

Distributions to shareholders from net investment income	(0.11)		(0.24)	(0.21)	—

Distributions to shareholders from net realized gains	(3.80)		(1.12)	(2.52)	—

Total distributions	(3.91)		(1.36)	(2.73)	—

Net asset value, end of period	$44.34		$39.12	$32.74	$32.15

Total Return(d)	24.68%		24.34%	11.71%	0.25%

Net assets, end of period (in 000’s)	$70,121		$59,286	$49,099	$39,938

Ratio of net expenses to average net assets	0.53	%(e)	0.53%	0.53%	0.52	%(d)

Ratio of total expenses to average net assets	0.56	%(e)	0.57%	0.57%	0.56	%(d)

Ratio of net investment income to average net assets	0.16	%(c)(e)	0.36%	0.71%	0.66	%(d)

Portfolio turnover rate(f)	101%		218%	192%	188%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.05% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.23		$21.27	$21.59	$21.01	$17.27	$16.92

Net investment income(a)	0.10	(b)	0.25	0.28	0.25	0.27	0.23

Net realized and unrealized gain (loss)	6.66		(2.03)	0.75	0.56	3.77	0.33

Total from investment operations	6.76		(1.78)	1.03	0.81	4.04	0.56

Distributions to shareholders from net investment income	(0.17)		(0.26)	(0.29)	(0.23)	(0.30)	(0.21)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.17)		(0.26)	(1.35)	(0.23)	(0.30)	(0.21)

Net asset value, end of period	$25.82		$19.23	$21.27	$21.59	$21.01	$17.27

Total Return(c)	35.27%		(8.34)%	5.30%	3.82%	23.51%	3.35%

Net assets, end of period (in 000’s)	$62,673		$47,125	$65,556	$62,349	$63,848	$60,942

Ratio of net expenses to average net assets	0.93	%(d)	0.94%	0.95%	0.95%	0.96%	0.96%

Ratio of total expenses to average net assets	1.03	%(d)	1.05%	1.07%	1.03%	1.10%	1.15%

Ratio of net investment income to average net assets	0.85	%(b)(d)	1.26%	1.36%	1.13%	1.37%	1.36%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.05		$21.06	$21.39	$20.82	$17.12	$16.78

Net investment income(a)	0.02	(b)	0.10	0.12	0.08	0.11	0.10

Net realized and unrealized gain (loss)	6.59		(2.01)	0.75	0.55	3.75	0.33

Total from investment operations	6.61		(1.91)	0.87	0.63	3.86	0.43

Distributions to shareholders from net investment income	(0.08)		(0.10)	(0.14)	(0.06)	(0.16)	(0.09)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.08)		(0.10)	(1.20)	(0.06)	(0.16)	(0.09)

Net asset value, end of period	$25.58		$19.05	$21.06	$21.39	$20.82	$17.12

Total Return(c)	34.78%		(9.02)%	4.53%	3.00%	22.59%	2.56%

Net assets, end of period (in 000’s)	$9,962		$8,773	$12,694	$10,058	$10,601	$13,437

Ratio of net expenses to average net assets	1.68	%(d)	1.69%	1.70%	1.70%	1.71%	1.71%

Ratio of total expenses to average net assets	1.78	%(d)	1.80%	1.82%	1.78%	1.85%	1.90%

Ratio of net investment income to average net assets	0.15	%(b)(d)	0.52%	0.61%	0.37%	0.59%	0.61%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.20		$21.24	$21.57	$20.99	$17.25	$16.91

Net investment income(a)	0.14	(b)	0.33	0.36	0.33	0.35	0.29

Net realized and unrealized gain (loss)	6.65		(2.04)	0.74	0.56	3.77	0.32

Total from investment operations	6.79		(1.71)	1.10	0.89	4.12	0.61

Distributions to shareholders from net investment income	(0.21)		(0.33)	(0.37)	(0.31)	(0.38)	(0.27)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.21)		(0.33)	(1.43)	(0.31)	(0.38)	(0.27)

Net asset value, end of period	$25.78		$19.20	$21.24	$21.57	$20.99	$17.25

Total Return(c)	35.51%		(7.98)%	5.68%	4.22%	24.02%	3.69%

Net assets, end of period (in 000’s)	$117,169		$88,472	$120,417	$122,587	$261,684	$341,830

Ratio of net expenses to average net assets	0.56	%(d)	0.56%	0.57%	0.56%	0.56%	0.56%

Ratio of total expenses to average net assets	0.66	%(d)	0.67%	0.68%	0.64%	0.70%	0.75%

Ratio of net investment income to average net assets	1.25	%(b)(d)	1.64%	1.74%	1.52%	1.78%	1.73%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.32		$21.36	$21.67	$21.09	$17.34	$16.99

Net investment income(a)	0.08	(b)	0.23	0.27	0.22	0.25	0.21

Net realized and unrealized gain (loss)	6.69		(2.04)	0.75	0.56	3.79	0.33

Total from investment operations	6.77		(1.81)	1.02	0.78	4.04	0.54

Distributions to shareholders from net investment income	(0.15)		(0.23)	(0.27)	(0.20)	(0.29)	(0.19)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.15)		(0.23)	(1.33)	(0.20)	(0.29)	(0.19)

Net asset value, end of period	$25.94		$19.32	$21.36	$21.67	$21.09	$17.34

Total Return(c)	35.12%		(8.44)%	5.19%	3.70%	23.37%	3.22%

Net assets, end of period (in 000’s)	$6,574		$5,230	$7,554	$10,199	$8,403	$6,014

Ratio of net expenses to average net assets	1.06	%(d)	1.06%	1.07%	1.06%	1.06%	1.06%

Ratio of total expenses to average net assets	1.16	%(d)	1.17%	1.18%	1.14%	1.20%	1.24%

Ratio of net investment income to average net assets	0.73	%(b)(d)	1.13%	1.28%	1.00%	1.28%	1.27%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.15		$21.18	$21.51	$20.94	$17.22	$16.88

Net investment income(a)	0.12	(b)	0.31	0.32	0.29	0.34	0.26

Net realized and unrealized gain (loss)	6.64		(2.03)	0.76	0.57	3.74	0.33

Total from investment operations	6.76		(1.72)	1.08	0.86	4.08	0.59

Distributions to shareholders from net investment income	(0.20)		(0.31)	(0.35)	(0.29)	(0.36)	(0.25)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.20)		(0.31)	(1.41)	(0.29)	(0.36)	(0.25)

Net asset value, end of period	$25.71		$19.15	$21.18	$21.51	$20.94	$17.22

Total Return(c)	35.42%		(8.09)%	5.55%	4.07%	23.79%	3.57%

Net assets, end of period (in 000’s)	$87,213		$70,302	$134,069	$84,895	$29,871	$9,947

Ratio of net expenses to average net assets	0.68	%(d)	0.69%	0.70%	0.70%	0.71%	0.71%

Ratio of total expenses to average net assets	0.78	%(d)	0.80%	0.82%	0.78%	0.84%	0.90%

Ratio of net investment income to average net assets	1.09	%(b)(d)	1.54%	1.58%	1.33%	1.70%	1.56%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.20		$21.24	$21.56	$20.99	$17.25	$16.90

Net investment income(a)	0.14	(b)	0.32	0.40	0.33	0.36	0.29

Net realized and unrealized gain (loss)	6.65		(2.02)	0.72	0.55	3.77	0.34

Total from investment operations	6.79		(1.70)	1.12	0.88	4.13	0.63

Distributions to shareholders from net investment income	(0.21)		(0.34)	(0.38)	(0.31)	(0.39)	(0.28)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.21)		(0.34)	(1.44)	(0.31)	(0.39)	(0.28)

Net asset value, end of period	$25.78		$19.20	$21.24	$21.56	$20.99	$17.25

Total Return(c)	35.52%		(7.97)%	5.73%	4.19%	24.05%	3.76%

Net assets, end of period (in 000’s)	$84,745		$65,692	$73,981	$149,225	$75	$10

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.55%	0.55%	0.55%	0.54%

Ratio of total expenses to average net assets	0.65	%(d)	0.66%	0.66%	0.62%	0.67%	0.74%

Ratio of net investment income to average net assets	1.22	%(b)(d)	1.63%	1.84%	1.47%	1.81%	1.77%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$19.09		$21.12	$21.45	$20.88	$17.18	$16.84

Net investment income(a)	0.07	(b)	0.19	0.23	0.19	0.24	0.18

Net realized and unrealized gain (loss)	6.62		(2.01)	0.74	0.56	3.73	0.33

Total from investment operations	6.69		(1.82)	0.97	0.75	3.97	0.51

Distributions to shareholders from net investment income	(0.14)		(0.21)	(0.24)	(0.18)	(0.27)	(0.17)

Distributions to shareholders from net realized gains	—		—	(1.06)	—	—	—

Total distributions	(0.14)		(0.21)	(1.30)	(0.18)	(0.27)	(0.17)

Net asset value, end of period	$25.64		$19.09	$21.12	$21.45	$20.88	$17.18

Total Return(c)	35.11%		(8.58)%	5.01%	3.56%	23.19%	3.08%

Net assets, end of period (in 000’s)	$6,290		$4,885	$5,189	$5,651	$5,240	$1,877

Ratio of net expenses to average net assets	1.18	%(d)	1.19%	1.20%	1.20%	1.21%	1.21%

Ratio of total expenses to average net assets	1.28	%(d)	1.30%	1.32%	1.28%	1.34%	1.40%

Ratio of net investment income to average net assets	0.61	%(b)(d)	0.99%	1.12%	0.88%	1.22%	1.07%

Portfolio turnover rate(e)	103%		212%	225%	202%	208%	229%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS LARGE CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Large Cap Value Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$19.19		$21.23	$21.55	$21.87

Net investment income(b)	0.14	(c)	0.32	0.36	0.17

Net realized and unrealized gain (loss)	6.65		(2.02)	0.76	(0.33)

Total from investment operations	6.79		(1.70)	1.12	(0.16)

Distributions to shareholders from net investment income	(0.21)		(0.34)	(0.38)	(0.16)

Distributions to shareholders from net realized gains	—		—	(1.06)	—

Total distributions	(0.21)		(0.34)	(1.44)	(0.16)

Net asset value, end of period	$25.77		$19.19	$21.23	$21.55

Total Return(d)	35.49%		(7.97)%	5.74%	(0.77)%

Net assets, end of period (in 000’s)	$42,979		$30,086	$33,601	$27,967

Ratio of net expenses to average net assets	0.55	%(e)	0.55%	0.56%	0.55	%(d)

Ratio of total expenses to average net assets	0.65	%(e)	0.66%	0.67%	0.65	%(d)

Ratio of net investment income to average net assets	1.20	%(c)(e)	1.63%	1.75%	1.38	%(d)

Portfolio turnover rate(f)	103%		212%	225%	202%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.06 per share and 0.25% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$22.96		$25.62	$25.74	$24.77		$19.73	$19.10

Net investment income (loss)(a)	(0.01)		(0.01)	0.05	0.01	(b)	0.04	0.08

Net realized and unrealized gain (loss)	10.84		(2.60)	1.23	0.96		5.06	0.58

Total from investment operations	10.83		(2.61)	1.28	0.97		5.10	0.66

Distributions to shareholders from net investment income	(0.05)		(0.05)	—	—		(0.06)	(0.03)

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.05)		(0.05)	(1.40)	—		(0.06)	(0.03)

Net asset value, end of period	$33.74		$22.96	$25.62	$25.74		$24.77	$19.73

Total Return(c)	47.21%		(10.18)%	5.64%	3.92%		25.87%	3.44%

Net assets, end of period (in 000’s)	$46,866		$34,071	$53,503	$55,472		$41,945	$31,733

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.23%	1.23%		1.24%	1.25%

Ratio of total expenses to average net assets	1.28	%(d)	1.30%	1.34%	1.31%		1.43%	1.49%

Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	(0.02)%	0.19%	0.04	%(b)	0.16%	0.43%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$19.39		$21.75	$22.23	$21.56		$17.25	$16.81

Net investment loss(a)	(0.10)		(0.15)	(0.12)	(0.17	)(b)	(0.11)	(0.05)

Net realized and unrealized gain (loss)	9.14		(2.21)	1.04	0.84		4.42	0.49

Total from investment operations	9.04		(2.36)	0.92	0.67		4.31	0.44

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Net asset value, end of period	$28.43		$19.39	$21.75	$22.23		$21.56	$17.25

Total Return(c)	46.62%		(10.82)%	4.86%	3.16%		24.93%	2.61%

Net assets, end of period (in 000’s)	$7,683		$5,951	$7,785	$7,139		$9,439	$12,133

Ratio of net expenses to average net assets	1.96	%(d)	1.97%	1.98%	1.98%		1.99%	2.00%

Ratio of total expenses to average net assets	2.03	%(d)	2.05%	2.09%	2.06%		2.18%	2.24%

Ratio of net investment loss to average net assets	(0.78	)%(d)	(0.78)%	(0.57)%	(0.72	)%(b)	(0.56)%	(0.32)%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$23.98		$26.74	$26.77	$25.73		$20.47	$19.84

Net investment income(a)	0.07		0.08	0.14	0.12	(b)	0.13	0.17

Net realized and unrealized gain (loss)	11.27		(2.69)	1.29	0.99		5.27	0.57

Total from investment operations	11.34		(2.61)	1.43	1.11		5.40	0.74

Distributions to shareholders from net investment income	(0.15)		(0.15)	(0.06)	(0.07)		(0.14)	(0.11)

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.15)		(0.15)	(1.46)	(0.07)		(0.14)	(0.11)

Net asset value, end of period	$35.17		$23.98	$26.74	$26.77		$25.73	$20.47

Total Return(c)	47.40%		(9.82)%	6.03%	4.32%		26.44%	3.77%

Net assets, end of period (in 000’s)	$204,624		$216,274	$290,652	$212,229		$231,226	$176,644

Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.85%	0.84%		0.84%	0.85%

Ratio of total expenses to average net assets	0.91	%(d)	0.92%	0.96%	0.93%		1.03%	1.08%

Ratio of net investment income to average net assets	0.43	%(d)	0.34%	0.54%	0.43	%(b)	0.56%	0.84%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

64	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$22.55		$25.17	$25.34	$24.41		$19.44	$18.82

Net investment income (loss)(a)	(0.02)		(0.03)	0.01	(0.02	)(b)	0.01	0.06

Net realized and unrealized gain (loss)	10.63		(2.56)	1.22	0.95		5.00	0.56

Total from investment operations	10.61		(2.59)	1.23	0.93		5.01	0.62

Distributions to shareholders from net investment income	(0.04)		(0.03)	—	—		(0.04)	—

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.04)		(0.03)	(1.40)	—		(0.04)	—

Net asset value, end of period	$33.12		$22.55	$25.17	$25.34		$24.41	$19.44

Total Return(c)	47.09%		(10.29)%	5.52%	3.81%		25.77%	3.29%

Net assets, end of period (in 000’s)	$3,877		$2,867	$3,141	$2,031		$769	$651

Ratio of net expenses to average net assets	1.34	%(d)	1.34%	1.35%	1.34%		1.34%	1.35%

Ratio of total expenses to average net assets	1.41	%(d)	1.42%	1.45%	1.42%		1.53%	1.59%

Ratio of net investment income (loss) to average net assets	(0.14	)%(d)	(0.15)%	0.04%	(0.06	)%(b)	0.06%	0.31%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	65

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$22.85		$25.50	$25.62	$24.61		$19.61	$19.02

Net investment income(a)	0.04		0.05	0.09	0.08	(b)	0.14	0.09

Net realized and unrealized gain (loss)	10.76		(2.58)	1.24	0.95		4.99	0.59

Total from investment operations	10.80		(2.53)	1.33	1.03		5.13	0.68

Distributions to shareholders from net investment income	(0.12)		(0.12)	(0.05)	(0.02)		(0.13)	(0.09)

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.12)		(0.12)	(1.45)	(0.02)		(0.13)	(0.09)

Net asset value, end of period	$33.53		$22.85	$25.50	$25.62		$24.61	$19.61

Total Return(c)	47.36%		(9.95)%	5.90%	4.19%		26.22%	3.63%

Net assets, end of period (in 000’s)	$60,160		$64,724	$74,881	$44,984		$2,684	$7,462

Ratio of net expenses to average net assets	0.96	%(d)	0.97%	0.99%	0.98%		0.99%	0.99%

Ratio of total expenses to average net assets	1.03	%(d)	1.05%	1.09%	1.06%		1.17%	1.22%

Ratio of net investment income to average net assets	0.28	%(d)	0.22%	0.40%	0.31	%(b)	0.60%	0.45%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

66	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$23.98		$26.74	$26.77	$25.73		$20.47	$19.84

Net investment income(a)	0.08		0.09	0.16	0.13	(b)	0.11	0.17

Net realized and unrealized gain (loss)	11.28		(2.70)	1.27	0.99		5.29	0.58

Total from investment operations	11.36		(2.61)	1.43	1.12		5.40	0.75

Distributions to shareholders from net investment income	(0.16)		(0.15)	(0.06)	(0.08)		(0.14)	(0.12)

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.16)		(0.15)	(1.46)	(0.08)		(0.14)	(0.12)

Net asset value, end of period	$35.18		$23.98	$26.74	$26.77		$25.73	$20.47

Total Return(c)	47.48%		(9.81)%	6.05%	4.35%		26.45%	3.81%

Net assets, end of period (in 000’s)	$103,098		$119,496	$153,129	$173,112		$337	$35

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.90	%(d)	0.91%	0.94%	0.89%		1.02%	1.06%

Ratio of net investment income to average net assets	0.50	%(d)	0.36%	0.63%	0.45	%(b)	0.47%	0.85%

Portfolio turnover rate(e)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	67

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$22.36		$24.96	$25.18	$24.29		$19.36	$18.78

Net investment income (loss)(a)	(0.04)		(0.06)	(0.02)	(0.06	)(b)	(0.02)	0.03

Net realized and unrealized gain (loss)	10.55		(2.54)	1.20	0.95		4.98	0.55

Total from investment operations	10.51		(2.60)	1.18	0.89		4.96	0.58

Distributions to shareholders from net investment income	(0.01)		—	—	—		(0.03)	— (c)

Distributions to shareholders from net realized gains	—		—	(1.40)	—		—	—

Total distributions	(0.01)		—	(1.40)	—		(0.03)	—

Net asset value, end of period	$32.86		$22.36	$24.96	$25.18		$24.29	$19.36

Total Return(d)	46.99%		(10.39)%	5.35%	3.66%		25.60%	3.11%

Net assets, end of period (in 000’s)	$16,802		$13,817	$16,562	$14,625		$15,284	$9,954

Ratio of net expenses to average net assets	1.46	%(e)	1.47%	1.48%	1.48%		1.49%	1.50%

Ratio of total expenses to average net assets	1.53	%(e)	1.55%	1.59%	1.56%		1.68%	1.74%

Ratio of net investment income (loss) to average net assets	(0.24	)%(e)	(0.28)%	(0.08)%	(0.22	)%(b)	(0.10)%	0.18%

Portfolio turnover rate(f)	68%		141%	140%	111%		137%	144%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

68	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$23.98		$26.74	$26.77	$27.21

Net investment income(b)	0.05		0.09	0.13	0.08	(c)

Net realized and unrealized gain (loss)	11.30		(2.70)	1.30	(0.52)

Total from investment operations	11.35		(2.61)	1.43	(0.44)

Distributions to shareholders from net investment income	(0.16)		(0.15)	(0.06)	—

Distributions to shareholders from net realized gains	—		—	(1.40)	—

Total distributions	(0.16)		(0.15)	(1.46)	—

Net asset value, end of period	$35.17		$23.98	$26.74	$26.77

Total Return(d)	47.44%		(9.81)%	6.06%	(1.62)%

Net assets, end of period (in 000’s)	$129,762		$87,170	$106,039	$66,823

Ratio of net expenses to average net assets	0.83	%(e)	0.83%	0.84%	0.83	%(e)

Ratio of total expenses to average net assets	0.90	%(e)	0.91%	0.94%	0.92	%(e)

Ratio of net investment income to average net assets	0.33	%(e)	0.36%	0.53%	0.48	%(c)(e)

Portfolio turnover rate(f)	68%		141%	140%	111%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.15% of average net assets.
(d)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	69

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$34.29		$35.08	$37.25	$36.71		$28.34	$31.15

Net investment loss(a)	(0.13	)(b)	(0.17)	(0.12)	(0.13	)(c)	(0.07)	—	(d)

Net realized and unrealized gain (loss)	13.11		(0.13)	1.76	2.20		8.44	(0.12	)(e)

Total from investment operations	12.98		(0.30)	1.64	2.07		8.37	(0.12)

Distributions to shareholders from net investment income	(0.04)		— (d)	—	—		—	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		—	(2.69)

Net asset value, end of period	$45.82		$34.29	$35.08	$37.25		$36.71	$28.34

Total Return(f)	38.40%		(0.95)%	5.65%	5.87%		29.53%	(0.37)%

Net assets, end of period (in 000’s)	$61,717		$50,865	$84,557	$88,316		$77,969	$65,195

Ratio of net expenses to average net assets	1.21	%(g)	1.22%	1.24%	1.22%		1.22%	1.25%

Ratio of total expenses to average net assets	1.28	%(g)	1.30%	1.32%	1.32%		1.40%	1.51%

Ratio of net investment loss to average net assets	(0.59	)%(b)(g)	(0.51)%	(0.36)%	(0.35	)%(c)	(0.21)%	—%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

70	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$25.26		$26.16	$28.98	$29.12		$22.64	$25.61

Net investment loss(a)	(0.21	)(b)	(0.31)	(0.28)	(0.33	)(c)	(0.25)	(0.16)

Net realized and unrealized gain (loss)	9.60		(0.10)	1.27	1.72		6.73	(0.12	)(d)

Total from investment operations	9.39		(0.41)	0.99	1.39		6.48	(0.28)

Distributions to shareholders from net investment income	(0.04)		— (e)	—	—		—	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		—	(2.69)

Net asset value, end of period	$33.20		$25.26	$26.16	$28.98		$29.12	$22.64

Total Return(f)	37.90%		(1.70)%	4.92%	5.03%		28.62%	(1.14)%

Net assets, end of period (in 000’s)	$8,114		$6,439	$8,303	$8,179		$9,852	$7,420

Ratio of net expenses to average net assets	1.96	%(g)	1.97%	1.99%	1.97%		1.97%	2.00%

Ratio of total expenses to average net assets	2.03	%(g)	2.05%	2.07%	2.07%		2.15%	2.26%

Ratio of net investment loss to average net assets	(1.34	)%(b)(g)	(1.26)%	(1.11)%	(1.09	)%(c)	(0.95)%	(0.74)%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	71

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$41.22		$41.92	$43.56	$42.53		$32.76	$35.46

Net investment income (loss)(a)	(0.05	)(b)	(0.05)	0.01	0.02	(d)	0.05	0.13

Net realized and unrealized gain (loss)	15.79		(0.16)	2.16	2.54		9.79	(0.14	)(e)

Total from investment operations	15.74		(0.21)	2.17	2.56		9.84	(0.01)

Distributions to shareholders from net investment income	(0.04)		— (c)	—	—		(0.07)	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		(0.07)	(2.69)

Net asset value, end of period	$55.51		$41.22	$41.92	$43.56		$42.53	$32.76

Total Return(f)	38.65%		(0.57)%	6.08%	6.26%		30.04%	0.01%

Net assets, end of period (in 000’s)	$191,718		$200,116	$349,348	$307,032		$265,199	$91,248

Ratio of net expenses to average net assets	0.84	%(g)	0.84%	0.85%	0.84%		0.85%	0.85%

Ratio of total expenses to average net assets	0.91	%(g)	0.92%	0.93%	0.93%		1.01%	1.11%

Ratio of net investment income (loss) to average net assets	(0.20	)%(b)(g)	(0.13)%	0.02%	0.03	%(d)	0.13%	0.40%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

72	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$35.44		$36.16	$38.18	$37.50		$28.93	$31.68

Net investment income (loss)(a)	(0.07	)(b)	(0.09)	(0.04)	(0.04	)(c)	— (d)	0.01

Net realized and unrealized gain (loss)	13.56		(0.14)	1.83	2.25		8.63	(0.07	)(e)

Total from investment operations	13.49		(0.23)	1.79	2.21		8.63	(0.06)

Distributions to shareholders from net investment income	(0.04)		— (d)	—	—		(0.06)	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		(0.06)	(2.69)

Net asset value, end of period	$47.48		$35.44	$36.16	$38.18		$37.50	$28.93

Total Return(f)	38.60%		(0.72)%	5.93%	6.13%		29.87%	(0.15)%

Net assets, end of period (in 000’s)	$219,345		$442,743	$378,807	$308,366		$192,860	$47,826

Ratio of net expenses to average net assets	0.96	%(g)	0.97%	0.99%	0.97%		0.96%	1.00%

Ratio of total expenses to average net assets	1.02	%(g)	1.05%	1.07%	1.07%		1.16%	1.23%

Ratio of net investment income (loss) to average net assets	(0.33	)%(b)(g)	(0.26)%	(0.12)%	(0.10	)%(c)	0.01%	0.04%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	73

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$41.24		$41.95	$43.58	$42.54		$32.78	$35.46

Net investment income (loss)(a)	(0.04	)(b)	(0.05)	—	0.02	(c)	0.04	0.13

Net realized and unrealized gain (loss)	15.80		(0.17)	2.18	2.55		9.80	(0.12	)(d)

Total from investment operations	15.76		(0.22)	2.18	2.57		9.84	0.01

Distributions to shareholders from net investment income	(0.04)		— (e)	—	—		(0.08)	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		(0.08)	(2.69)

Net asset value, end of period	$55.55		$41.24	$41.95	$43.58		$42.54	$32.78

Total Return(f)	38.68%		(0.57)%	6.08%	6.25%		30.05%	0.07%

Net assets, end of period (in 000’s)	$197,065		$263,023	$307,820	$118,729		$42,042	$6,667

Ratio of net expenses to average net assets	0.83	%(g)	0.83%	0.84%	0.83%		0.83%	0.83%

Ratio of total expenses to average net assets	0.90	%(g)	0.91%	0.93%	0.92%		1.00%	1.06%

Ratio of net investment income (loss) to average net assets	(0.20	)%(b)(g)	(0.12)%	(0.01)%	0.04	%(c)	0.09%	0.40%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

74	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018		2017	2016
Per Share Data

Net asset value, beginning of period	$32.71		$33.58	$35.90	$35.53		$27.49	$30.37

Net investment loss(a)	(0.17	)(b)	(0.25)	(0.20)	(0.22	)(c)	(0.16)	(0.06)

Net realized and unrealized gain (loss)	12.50		(0.13)	1.69	2.12		8.20	(0.13	)(d)

Total from investment operations	12.33		(0.38)	1.49	1.90		8.04	(0.19)

Distributions to shareholders from net investment income	(0.04)		— (e)	—	—		—	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	(1.53)		—	(2.69)

Total distributions	(1.45)		(0.49)	(3.81)	(1.53)		—	(2.69)

Net asset value, end of period	$43.59		$32.71	$33.58	$35.90		$35.53	$27.49

Total Return(f)	38.27%		(1.23)%	5.42%	5.58%		29.25%	(0.63)%

Net assets, end of period (in 000’s)	$7,632		$8,168	$19,707	$19,998		$12,113	$3,689

Ratio of net expenses to average net assets	1.46	%(g)	1.47%	1.49%	1.47%		1.46%	1.50%

Ratio of total expenses to average net assets	1.53	%(g)	1.55%	1.57%	1.57%		1.66%	1.76%

Ratio of net investment loss to average net assets	(0.82	)%(b)(g)	(0.77)%	(0.61)%	(0.59	)%(c)	(0.50)%	(0.21)%

Portfolio turnover rate(h)	72%		144%	140%	127%		136%	139%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(c)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(d)	The amount shown for a share outstanding does not correspond with the aggregate net gain on investments for during the period due to the timing of sales and redemptions of Fund shares in relation to the fluctuating market values of the investments of the Fund.
(e)	Amount is less than $0.005 per share.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	75

GOLDMAN SACHS SMALL CAP GROWTH INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Growth Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$41.24		$41.94	$43.58	$44.33

Net investment income (loss)(b)	(0.05	)(c)	(0.05)	0.01	0.03	(e)

Net realized and unrealized gain (loss)	15.81		(0.16)	2.16	(0.78)

Total from investment operations	15.76		(0.21)	2.17	(0.75)

Distributions to shareholders from net investment income	(0.04)		— (d)	—	—

Distributions to shareholders from net realized gains	(1.41)		(0.49)	(3.81)	—

Total distributions	(1.45)		(0.49)	(3.81)	—

Net asset value, end of period	$55.55		$41.24	$41.94	$43.58

Total Return(f)	38.68%		(0.57)%	6.08%	(1.69)%

Net assets, end of period (in 000’s)	$10,509		$10,241	$12,534	$10,878

Ratio of net expenses to average net assets	0.83	%(g)	0.83%	0.84%	0.83	%(f)

Ratio of total expenses to average net assets	0.90	%(g)	0.91%	0.93%	0.93	%(f)

Ratio of net investment income (loss) to average net assets	(0.20	)%(c)(g)	(0.12)%	0.02%	0.12	%(e)(f)

Portfolio turnover rate(h)	72%		144%	140%	127%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.02 per share and 0.04% of average net assets.
(d)	Amount is less than $0.005 per share.
(e)	Reflects income recognized from special dividends which amounted to $0.05 per share and 0.12% of average net assets.
(f)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(g)	Annualized.
(h)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

76	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$32.93		$39.69	$42.30	$46.29	$38.86		$38.37

Net investment income(a)	0.13		0.19	0.25	0.20	0.23	(b)	0.28

Net realized and unrealized gain (loss)	18.15		(6.70)	1.17	0.70	9.04		2.55

Total from investment operations	18.28		(6.51)	1.42	0.90	9.27		2.83

Distributions to shareholders from net investment income	(0.27)		(0.25)	(0.19)	(0.17)	(0.25)		(0.29)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.27)		(0.25)	(4.03)	(4.89)	(1.84)		(2.34)

Net asset value, end of period	$50.94		$32.93	$39.69	$42.30	$46.29		$38.86

Total Return(c)	55.70%		(16.49)%	4.40%	2.08%	23.98%		7.99%

Net assets, end of period (in 000’s)	$148,097		$98,493	$132,886	$112,219	$102,127		$91,210

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.25%	1.23%	1.24%		1.25%

Ratio of total expenses to average net assets	1.26	%(d)	1.31%	1.39%	1.40%	1.49%		1.54%

Ratio of net investment income to average net assets	0.59	%(d)	0.56%	0.67%	0.44%	0.53	%(b)	0.78%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	77

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$22.48		$27.24	$30.35	$34.65	$29.53		$29.75

Net investment income (loss)(a)	(0.02)		(0.04)	(0.02)	(0.10)	(0.07	)(b)	0.01

Net realized and unrealized gain (loss)	12.38		(4.61)	0.75	0.52	6.85		1.92

Total from investment operations	12.36		(4.65)	0.73	0.42	6.78		1.93

Distributions to shareholders from net investment income	(0.11)		(0.11)	—	—	(0.07)		(0.10)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.11)		(0.11)	(3.84)	(4.72)	(1.66)		(2.15)

Net asset value, end of period	$34.73		$22.48	$27.24	$30.35	$34.65		$29.53

Total Return(c)	55.09%		(17.11)%	3.67%	1.31%	23.09%		7.15%

Net assets, end of period (in 000’s)	$7,058		$5,313	$7,961	$6,903	$17,037		$15,224

Ratio of net expenses to average net assets	1.96	%(d)	1.97%	2.00%	1.98%	1.99%		2.00%

Ratio of total expenses to average net assets	2.01	%(d)	2.06%	2.14%	2.14%	2.24%		2.29%

Ratio of net investment income (loss) to average net assets	(0.13	)%(d)	(0.19)%	(0.07)%	(0.31)%	(0.22	)%(b)	0.03%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

78	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$44.70		$53.74	$55.71	$59.38	$49.35		$48.06

Net investment income(a)	0.29		0.43	0.47	0.48	0.50	(b)	0.55

Net realized and unrealized gain (loss)	24.64		(9.07)	1.73	0.90	11.53		3.23

Total from investment operations	24.93		(8.64)	2.20	1.38	12.03		3.78

Distributions to shareholders from net investment income	(0.40)		(0.40)	(0.33)	(0.33)	(0.41)		(0.44)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.40)		(0.40)	(4.17)	(5.05)	(2.00)		(2.49)

Net asset value, end of period	$69.23		$44.70	$53.74	$55.71	$59.38		$49.35

Total Return(c)	56.02%		(16.19)%	4.81%	2.47%	24.49%		8.41%

Net assets, end of period (in 000’s)	$338,978		$190,491	$192,820	$60,516	$56,191		$21,717

Ratio of net expenses to average net assets	0.84	%(d)	0.84%	0.87%	0.84%	0.84%		0.85%

Ratio of total expenses to average net assets	0.89	%(d)	0.93%	1.02%	1.00%	1.09%		1.14%

Ratio of net investment income to average net assets	0.94	%(d)	0.93%	0.96%	0.82%	0.90	%(b)	1.19%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	79

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$32.77		$39.53	$42.18	$46.17	$38.78		$38.31

Net investment income(a)	0.19		0.25	0.30	0.31	0.31	(b)	0.37

Net realized and unrealized gain (loss)	18.05		(6.64)	1.20	0.69	9.05		2.54

Total from investment operations	18.24		(6.39)	1.50	1.00	9.36		2.91

Distributions to shareholders from net investment income	(0.37)		(0.37)	(0.31)	(0.27)	(0.38)		(0.39)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.37)		(0.37)	(4.15)	(4.99)	(1.97)		(2.44)

Net asset value, end of period	$50.64		$32.77	$39.53	$42.18	$46.17		$38.78

Total Return(c)	55.93%		(16.32)%	4.69%	2.33%	24.30%		8.26%

Net assets, end of period (in 000’s)	$369,262		$273,560	$59,800	$18,257	$5,695		$1,925

Ratio of net expenses to average net assets	0.96	%(d)	0.97%	1.01%	0.98%	0.99%		1.00%

Ratio of total expenses to average net assets	1.01	%(d)	1.06%	1.15%	1.17%	1.24%		1.29%

Ratio of net investment income to average net assets	0.87	%(d)	0.77%	0.83%	0.70%	0.72	%(b)	1.02%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

80	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$44.70		$53.73	$55.71	$59.38	$49.35		$48.07

Net investment income(a)	0.29		0.43	0.45	0.50	0.46	(b)	0.55

Net realized and unrealized gain (loss)	24.63		(9.06)	1.75	0.90	11.56		3.23

Total from investment operations	24.92		(8.63)	2.20	1.40	12.02		3.78

Distributions to shareholders from net investment income	(0.40)		(0.40)	(0.34)	(0.35)	(0.40)		(0.45)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.40)		(0.40)	(4.18)	(5.07)	(1.99)		(2.50)

Net asset value, end of period	$69.22		$44.70	$53.73	$55.71	$59.38		$49.35

Total Return(c)	55.98%		(16.17)%	4.83%	2.49%	24.49%		8.41%

Net assets, end of period (in 000’s)	$280,038		$158,330	$118,331	$22,460	$4,542		$11

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.86%	0.83%	0.83%		0.84%

Ratio of total expenses to average net assets	0.88	%(d)	0.93%	1.00%	1.02%	1.11%		1.14%

Ratio of net investment income to average net assets	0.95	%(d)	0.94%	0.91%	0.85%	0.83	%(b)	1.18%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	81

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$32.21		$38.96	$41.63	$45.57	$38.32		$37.99

Net investment income(a)	0.07		0.10	0.08	0.09	0.14	(b)	0.20

Net realized and unrealized gain (loss)	17.74		(6.56)	1.22	0.69	8.89		2.50

Total from investment operations	17.81		(6.46)	1.30	0.78	9.03		2.70

Distributions to shareholders from net investment income	(0.28)		(0.29)	(0.13)	—	(0.19)		(0.32)

Distributions to shareholders from net realized gains	—		—	(3.84)	(4.72)	(1.59)		(2.05)

Total distributions	(0.28)		(0.29)	(3.97)	(4.72)	(1.78)		(2.37)

Net asset value, end of period	$49.74		$32.21	$38.96	$41.63	$45.57		$38.32

Total Return(c)	55.49%		(16.70)%	4.14%	1.83%	23.67%		7.72%

Net assets, end of period (in 000’s)	$21,624		$14,038	$8,514	$2,320	$1,621		$5,762

Ratio of net expenses to average net assets	1.46	%(d)	1.47%	1.53%	1.48%	1.49%		1.50%

Ratio of total expenses to average net assets	1.51	%(d)	1.56%	1.69%	1.66%	1.73%		1.79%

Ratio of net investment income to average net assets	0.34	%(d)	0.30%	0.23%	0.20%	0.33	%(b)	0.55%

Portfolio turnover rate(e)	83%		153%	142%	130%	138%		129%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.03 per share and 0.07% of average net assets.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

82	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS SMALL CAP VALUE INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Small Cap Value Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$44.69		$53.72	$55.70	$57.05

Net investment income(b)	0.29		0.44	0.54	0.30

Net realized and unrealized gain (loss)	24.64		(9.07)	1.66	(1.65)

Total from investment operations	24.93		(8.63)	2.20	(1.35)

Distributions to shareholders from net investment income	(0.40)		(0.40)	(0.34)	—

Distributions to shareholders from net realized gains	—		—	(3.84)	—

Total distributions	(0.40)		(0.40)	(4.18)	—

Net asset value, end of period	$69.22		$44.69	$53.72	$55.70

Total Return(c)	56.01%		(16.18)%	4.82%	(2.37)%

Net assets, end of period (in 000’s)	$40,996		$28,504	$47,977	$42,165

Ratio of net expenses to average net assets	0.83	%(d)	0.83%	0.85%	0.83	%(d)

Ratio of total expenses to average net assets	0.88	%(d)	0.92%	0.99%	1.06	%(d)

Ratio of net investment income to average net assets	0.98	%(d)	0.94%	1.07%	0.93	%(d)

Portfolio turnover rate(e)	83%		153%	142%	130%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	83

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$53.72		$49.48	$47.72	$49.73	$40.76	$41.46

Net investment income(a)	0.08		0.28	0.44	0.36	0.49	0.38

Net realized and unrealized gain	14.87		4.67	3.14	2.46	10.17	0.49

Total from investment operations	14.95		4.95	3.58	2.82	10.66	0.87

Distributions to shareholders from net investment income	(0.28)		(0.71)	(0.17)	(0.45)	(0.31)	(0.38)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.51)		(0.71)	(1.82)	(4.83)	(1.69)	(1.57)

Net asset value, end of period	$66.16		$53.72	$49.48	$47.72	$49.73	$40.76

Total Return(b)	28.57%		10.04%	7.98%	5.93%	26.89%	2.25%

Net assets, end of period (in 000’s)	$364,572		$294,540	$299,440	$301,934	$278,516	$251,466

Ratio of net expenses to average net assets	0.93	%(c)	0.94%	0.94%	0.95%	0.96%	0.96%

Ratio of total expenses to average net assets	0.97	%(c)	1.00%	1.01%	1.00%	1.14%	1.18%

Ratio of net investment income to average net assets	0.27	%(c)	0.55%	0.93%	0.73%	1.08%	0.96%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

84	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$47.71		$44.04	$42.80	$45.08	$37.10	$37.88

Net investment income (loss)(a)	(0.12)		(0.09)	0.08	0.01	0.13	0.08

Net realized and unrealized gain	13.17		4.16	2.81	2.22	9.25	0.44

Total from investment operations	13.05		4.07	2.89	2.23	9.38	0.52

Distributions to shareholders from net investment income	—		(0.40)	—	(0.13)	(0.02)	(0.11)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.23)		(0.40)	(1.65)	(4.51)	(1.40)	(1.30)

Net asset value, end of period	$58.53		$47.71	$44.04	$42.80	$45.08	$37.10

Total Return(b)	28.09%		9.25%	7.20%	5.15%	25.93%	1.48%

Net assets, end of period (in 000’s)	$17,616		$16,275	$15,854	$14,277	$28,756	$31,377

Ratio of net expenses to average net assets	1.68	%(c)	1.69%	1.69%	1.70%	1.71%	1.71%

Ratio of total expenses to average net assets	1.72	%(c)	1.75%	1.76%	1.75%	1.89%	1.93%

Ratio of net investment income (loss) to average net assets	(0.47	)%(c)	(0.20)%	0.18%	0.01%	0.31%	0.21%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	85

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$55.60		$51.16	$49.30	$51.21	$41.92	$42.60

Net investment income(a)	0.20		0.50	0.72	0.54	0.70	0.54

Net realized and unrealized gain	15.38		4.82	3.14	2.56	10.45	0.52

Total from investment operations	15.58		5.32	3.86	3.10	11.15	1.06

Distributions to shareholders from net investment income	(0.47)		(0.88)	(0.35)	(0.63)	(0.48)	(0.55)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.70)		(0.88)	(2.00)	(5.01)	(1.86)	(1.74)

Net asset value, end of period	$68.48		$55.60	$51.16	$49.30	$51.21	$41.92

Total Return(b)	28.81%		10.47%	8.39%	6.34%	27.40%	2.66%

Net assets, end of period (in 000’s)	$305,956		$255,177	$295,408	$842,673	$249,034	$177,412

Ratio of net expenses to average net assets	0.56	%(c)	0.56%	0.55%	0.55%	0.56%	0.56%

Ratio of total expenses to average net assets	0.60	%(c)	0.62%	0.60%	0.62%	0.74%	0.78%

Ratio of net investment income to average net assets	0.64	%(c)	0.94%	1.40%	1.07%	1.50%	1.33%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

86	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$53.38		$49.19	$47.41	$49.47	$40.60	$41.37

Net investment income(a)	0.04		0.22	0.38	0.30	0.43	0.33

Net realized and unrealized gain	14.77		4.64	3.13	2.45	10.14	0.50

Total from investment operations	14.81		4.86	3.51	2.75	10.57	0.83

Distributions to shareholders from net investment income	(0.19)		(0.67)	(0.08)	(0.43)	(0.32)	(0.41)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.42)		(0.67)	(1.73)	(4.81)	(1.70)	(1.60)

Net asset value, end of period	$65.77		$53.38	$49.19	$47.41	$49.47	$40.60

Total Return(b)	28.48%		9.93%	7.86%	5.81%	26.76%	2.15%

Net assets, end of period (in 000’s)	$7,007		$5,761	$6,700	$5,925	$6,739	$5,473

Ratio of net expenses to average net assets	1.06	%(c)	1.06%	1.05%	1.06%	1.06%	1.06%

Ratio of total expenses to average net assets	1.10	%(c)	1.12%	1.13%	1.11%	1.24%	1.28%

Ratio of net investment income to average net assets	0.14	%(c)	0.44%	0.81%	0.61%	0.96%	0.83%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	87

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$53.02		$48.84	$47.17	$49.22	$40.39	$41.13

Net investment income(a)	0.15		0.42	0.54	0.46	0.61	0.45

Net realized and unrealized gain	14.65		4.59	3.09	2.45	10.05	0.50

Total from investment operations	14.80		5.01	3.63	2.91	10.66	0.95

Distributions to shareholders from net investment income	(0.41)		(0.83)	(0.31)	(0.58)	(0.45)	(0.50)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.64)		(0.83)	(1.96)	(4.96)	(1.83)	(1.69)

Net asset value, end of period	$65.18		$53.02	$48.84	$47.17	$49.22	$40.39

Total Return(b)	28.73%		10.33%	8.25%	6.20%	27.21%	2.48%

Net assets, end of period (in 000’s)	$113,216		$88,924	$116,633	$103,230	$43,290	$18,322

Ratio of net expenses to average net assets	0.68	%(c)	0.69%	0.69%	0.70%	0.71%	0.71%

Ratio of total expenses to average net assets	0.72	%(c)	0.75%	0.76%	0.76%	0.89%	0.93%

Ratio of net investment income to average net assets	0.52	%(c)	0.84%	1.17%	0.95%	1.36%	1.13%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

88	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$55.56		$51.13	$49.27	$51.19	$41.91	$42.60

Net investment income(a)	0.20		0.50	0.76	0.42	0.82	0.56

Net realized and unrealized gain	15.36		4.83	3.10	2.68	10.33	0.50

Total from investment operations	15.56		5.33	3.86	3.10	11.15	1.06

Distributions to shareholders from net investment income	(0.48)		(0.90)	(0.35)	(0.64)	(0.49)	(0.56)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.71)		(0.90)	(2.00)	(5.02)	(1.87)	(1.75)

Net asset value, end of period	$68.41		$55.56	$51.13	$49.27	$51.19	$41.91

Total Return(b)	28.81%		10.49%	8.38%	6.37%	27.41%	2.66%

Net assets, end of period (in 000’s)	$11,736		$8,871	$12,068	$31,916	$2,557	$60

Ratio of net expenses to average net assets	0.55	%(c)	0.55%	0.54%	0.54%	0.55%	0.55%

Ratio of total expenses to average net assets	0.59	%(c)	0.61%	0.59%	0.63%	0.71%	0.77%

Ratio of net investment income to average net assets	0.64	%(c)	0.95%	1.49%	0.82%	1.70%	1.36%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	89

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$52.63		$48.47	$46.74	$48.89	$40.12	$40.91

Net investment income(a)	0.03		0.16	0.32	0.23	0.37	0.27

Net realized and unrealized gain	14.54		4.57	3.08	2.42	10.01	0.49

Total from investment operations	14.57		4.73	3.40	2.65	10.38	0.76

Distributions to shareholders from net investment income	(0.15)		(0.57)	(0.02)	(0.42)	(0.23)	(0.36)

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	(4.38)	(1.38)	(1.19)

Total distributions	(2.38)		(0.57)	(1.67)	(4.80)	(1.61)	(1.55)

Net asset value, end of period	$64.82		$52.63	$48.47	$46.74	$48.89	$40.12

Total Return(b)	28.40%		9.79%	7.72%	5.65%	26.58%	1.99%

Net assets, end of period (in 000’s)	$21,391		$41,005	$44,555	$49,993	$51,263	$30,341

Ratio of net expenses to average net assets	1.18	%(c)	1.19%	1.19%	1.20%	1.21%	1.21%

Ratio of total expenses to average net assets	1.22	%(c)	1.25%	1.26%	1.25%	1.39%	1.43%

Ratio of net investment income to average net assets	0.11	%(c)	0.31%	0.69%	0.48%	0.84%	0.70%

Portfolio turnover rate(d)	107%		213%	199%	168%	193%	213%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

90	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS U.S. EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Share Data for a Share Outstanding Throughout Each Period

	Goldman Sachs U.S. Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		Period Ended October 31, 2018(a)
			2020	2019
Per Share Data

Net asset value, beginning of period	$55.56		$51.14	$49.28	$49.09

Net investment income(b)	0.20		0.50	0.65	0.26

Net realized and unrealized gain (loss)	15.36		4.83	3.21	(0.07)

Total from investment operations	15.56		5.33	3.86	0.19

Distributions to shareholders from net investment income	(0.48)		(0.91)	(0.35)	—

Distributions to shareholders from net realized gains	(2.23)		—	(1.65)	—

Total distributions	(2.71)		(0.91)	(2.00)	—

Net asset value, end of period	$68.41		$55.56	$51.14	$49.28

Total Return(c)	28.81%		10.49%	8.40%	0.39%

Net assets, end of period (in 000’s)	$321,406		$245,632	$225,899	$203,525

Ratio of net expenses to average net assets	0.55	%(d)	0.55%	0.54%	0.54	%(d)

Ratio of total expenses to average net assets	0.59	%(d)	0.61%	0.62%	0.62	%(d)

Ratio of net investment income to average net assets	0.65	%(d)	0.94%	1.33%	0.93	%(d)

Portfolio turnover rate(e)	107%		213%	199%	168%

(a)	Commenced operations on April 16, 2018.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the NAV at the beginning of the period, reinvestment of all dividends and distributions, a complete redemption of the investment at the NAV at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	91

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Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Large Cap Growth Insights	A, C, Institutional, Service, Investor, R6, R and P	Non-diversified
Large Cap Value Insights, Small Cap Equity Insights and U.S. Equity Insights	A, C, Institutional, Service, Investor, R6, R and P	Diversified
Small Cap Growth Insights and Small Cap Value Insights	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments. Distributions received from the Funds’ investments in U.S. real estate investment trusts (“REITs”) may be characterized as ordinary income, net capital gain and/or a return of capital. A return of capital is recorded by the Funds as a reduction to the cost basis of the REIT.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

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2. SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to the following schedule:

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
Large Cap Value Insights	Quarterly	Annually
Large Cap Growth Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights	Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified, and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

LARGE CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

North America	$1,841,631,941	$—	$—

Securities Lending Reinvestment Vehicle	7,069,012	—	—

Total	$1,848,700,953	$—	$—

LARGE CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$755,639	$—	$—

North America	413,322,410	—	—

Securities Lending Reinvestment Vehicle	907,700	—	—

Total	$414,985,749	$—	$—

SMALL CAP EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$1,401,188	$—	$—

Europe	3,449,785	—	—

North America	561,313,398	—	—

Securities Lending Reinvestment Vehicle	5,210,067	—	—

Total	$571,374,438	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

SMALL CAP GROWTH INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$3,880,449	$—	$—

Europe	1,886,580	—	—

North America	685,489,798	—	—

Securities Lending Reinvestment Vehicle	5,422,791	—	—

Total	$696,679,618	$—	$—

SMALL CAP VALUE INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$10,727,337	$—	$—

North America	1,179,971,417	—	—

Investment Company	516,956	—	—

Securities Lending Reinvestment Vehicle	14,093,930	—	—

Total	$1,205,309,640	$—	$—

Derivative Type

Liabilities(b)

Futures Contracts	$(30,657)	$—	$—

U.S. EQUITY INSIGHTS FUND

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Europe	$10,276,102	$—	$—

North America	1,142,139,064	—	—

Total	$1,152,415,166	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile noted in table.
(b)	Amount shown represents unrealized loss at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following tables set forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Risk	Fund	Statement of Assets and Liabilities	Assets (Liabilities)(a)
Equity	Small Cap Value Insights	Variation Margin on Futures Contracts	$(30,657)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of April 30, 2021 is reported within the Statements of Assets and Liabilities.

The following tables set forth, by certain risk types, the Funds’ gains (losses) related to these derivatives for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Risk	Fund	Net Realized Gain (Loss) from Futures Contracts	Net Change in Unrealized Gain (Loss) on Futures Contracts
Equity	Large Cap Growth Insights	$(900,477)	$(6,645)
Equity	Large Cap Value Insights	—	—
Equity	Small Cap Equity Insights	(118,660)	—
Equity	Small Cap Growth Insights	4,287,931	—
Equity	Small Cap Value Insights	1,371,419	296,787
Equity	U.S. Equity Insights	844,379	—

For the six months ended April 30, 2021, the relevant values for each derivative type was as follows:

Fund	Number of Contracts(a)
Large Cap Growth Insights	2
Large Cap Value Insights	—
Small Cap Equity Insights	71
Small Cap Growth Insights	17
Small Cap Value Insights	44
U.S. Equity Insights	61

(a)	Amount disclosed represents average number of contracts for the months that the Fund held such derivatives during the six months ended April 30, 2021.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Large Cap Growth Insights	0.52%	0.47%	0.44%	0.44%	0.43%	0.50%	0.50%
Large Cap Value Insights	0.52	0.47	0.44	0.44	0.43	0.52	0.52
Small Cap Equity Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
Small Cap Growth Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
Small Cap Value Insights	0.80	0.80	0.72	0.68	0.67	0.80	0.80
U.S. Equity Insights	0.52	0.47	0.44	0.44	0.43	0.52	0.52

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds invest in Institutional Shares of the Government Money Market Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Funds in which the Funds invest, except those management fees it earns from the Fund’s investments of cash collateral received in connection with securities lending transactions in the Underlying Fund. For the six months ended April 30, 2021, the management fee waived by GSAM for each Fund was as follows:

Fund	Management Fee Waived
Large Cap Growth Insights	$—
Large Cap Value Insights	—
Small Cap Equity Insights	497
Small Cap Growth Insights	36
Small Cap Value Insights	916
U.S. Equity Insights	1,258

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service Shares	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and/or Service Plan to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front end sales charge and Class C Shares’ CDSC. For the six months ended April 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Large Cap Growth Insights	$10,719	$—
Large Cap Value Insights	4,150	338
Small Cap Equity Insights	1,548	181
Small Cap Growth Insights	3,162	23
Small Cap Value Insights	3,439	—
U.S. Equity Insights	5,207	258

D.  Service and/or Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets are 0.004%. These Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursements	Total Expense Reductions
Large Cap Growth Insights	$—	$295,117	$295,117
Large Cap Value Insights	—	182,428	182,428
Small Cap Equity Insights	497	196,284	196,781
Small Cap Growth Insights	36	321,479	321,515
Small Cap Value Insights	916	262,083	262,999
U.S. Equity Insights	1,258	228,576	229,834

G.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2021, Goldman Sachs earned $381 and $37, in brokerage commissions from portfolio transactions, including futures transactions executed with Goldman Sachs as the Futures Commission Merchant, on behalf of the Small Cap Equity Insights and U.S. Equity Insights Funds, respectively.

As of April 30, 2021, the following Goldman Sachs Dynamic Global Equity Fund and Goldman Sachs Enhanced Dividend Global Equity Portfolio were beneficial owners of 5% or more of total outstanding shares of the following Funds:

Fund	Goldman Sachs Dynamic Global Equity	Goldman Sachs Enhanced Dividend Global Equity
Large Cap Value Insights	15%	—%
Small Cap Equity Insights	—	7

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

The following table provides information about the Funds’ investments in the Underlying Fund as of and for the six months ended April 30, 2021:

Fund	Market Value as of October 31, 2020	Purchased at Cost	Proceeds from Sales	Market Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Large Cap Growth Insights	$—	$—	$—	$—	—	$—
Large Cap Value Insights	—	—	—	—	—	—
Small Cap Equity Insights	—	20,156,947	(20,156,947)	—	—	119
Small Cap Growth Insights	—	4,937,433	(4,937,433)	—	—	4
Small Cap Value Insights	699,934	64,840,692	(65,023,670)	516,956	516,956	156
U.S. Equity Insights	2,919,683	17,806,389	(20,726,072)	—	—	170

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021 were as follows:

Fund	Purchases	Sales and Maturities
Large Cap Growth Insights	$1,893,632,795	$2,346,046,130
Large Cap Value Insights	378,469,583	389,830,438
Small Cap Equity Insights	371,562,913	562,506,294
Small Cap Growth Insights	675,374,390	1,317,368,133
Small Cap Value Insights	836,691,254	824,829,783
U.S. Equity Insights	1,124,543,659	1,176,376,482

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Large Cap Growth Insights, Large Cap Value Insights, Small Cap Equity Insights, Small Cap Growth Insights, Small Cap Value Insights and U.S. Equity Insights Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1)

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. SECURITIES LENDING (continued)

the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable. The U.S. Equity Insights Fund did not have securities on loan as of April 30, 2021.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the Six Months Ended April 30, 2021		Amounts Payable to Goldman Sachs Upon Return of Securities Loaned as of April 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Large Cap Growth Insights	$252	$—	$—
Large Cap Value Insights	28	8	—
Small Cap Equity Insights	3,468	7,513	1,864,225
Small Cap Growth Insights	20,291	13,210	1,081,125
Small Cap Value Insights	3,245	5,789	8,165,540
U.S. Equity Insights	10	—	—

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7. SECURITIES LENDING (continued)

The following table provides information about the Funds’ investments in the Government Money Market Fund for the six months ended April 30, 2021.

Fund	Beginning value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending value as of April 30, 2021
Large Cap Growth Insights	$—	$38,984,832	$(31,915,820)	$7,069,012
Large Cap Value Insights	—	4,511,800	(3,604,100)	907,700
Small Cap Equity Insights	5,113,213	38,182,936	(38,086,082)	5,210,067
Small Cap Growth Insights	11,156,338	94,767,760	(100,501,307)	5,422,791
Small Cap Value Insights	3,369,422	66,097,936	(55,373,428)	14,093,930
U.S. Equity Insights	—	2,319,000	(2,319,000)	—

8. TAX INFORMATION

As of the Funds’ most recent fiscal year end, October 31, 2020, the Funds’ capital loss carryforwards and certain timing differences on a tax basis were as follows:
	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Capital loss carryforwards: Perpetual Short-Term	$—	$(23,316,941)	$(21,895,922)	$—	$(10,349,273)	$—
Perpetual Long-Term	—	(3,524,388)	—	—	(7,285,429)	—
Total capital loss carryforwards	$—	$(26,841,329)	$(21,895,922)	$—	$(17,634,702)	$—
Timing differences (Qualified Late Year Loss Deferral)	$—	$—	$—	$(1,517,473)	$—	$—

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Large Cap Growth Insights	Large Cap Value Insights	Small Cap Equity Insights	Small Cap Growth Insights	Small Cap Value Insights	U.S. Equity Insights
Tax Cost	$1,141,523,276	$350,448,003	$455,439,481	$547,723,281	$957,063,743	$852,465,292
Gross unrealized gain	733,742,301	69,341,721	130,891,199	170,478,367	267,527,339	315,321,377
Gross unrealized loss	(26,564,624)	(4,803,975)	(14,956,242)	(21,522,030)	(19,281,442)	(15,371,503)
Net unrealized gain (loss)	$707,177,677	$64,537,746	$115,934,957	$148,956,337	$248,245,897	$299,949,874

The difference between GAAP-basis and tax basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures contracts, and differences in the tax treatment of passive foreign investment companies.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

Foreign Custody Risk — The Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on the Fund’s liquidity.

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9. OTHER RISKS (continued)

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — The Large Cap Growth Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

	Large Cap Growth Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	801,197	$31,730,545	1,526,224	$50,423,999
Reinvestment of distributions	615,562	23,145,148	290,606	9,214,122
Shares redeemed	(1,744,086)	(69,222,398)	(3,754,917)	(124,491,810)
	(327,327)	(14,346,705)	(1,938,087)	(64,853,689)
Class C Shares
Shares sold	55,988	1,921,070	194,519	5,763,740
Reinvestment of distributions	141,544	4,574,698	55,088	1,529,789
Shares redeemed	(250,206)	(8,589,311)	(487,899)	(14,149,700)
	(52,674)	(2,093,543)	(238,292)	(6,856,171)
Institutional Shares
Shares sold	2,490,163	103,344,052	5,627,401	193,729,922
Reinvestment of distributions	1,561,511	61,376,167	774,752	25,568,185
Shares redeemed	(4,560,705)	(190,171,950)	(10,656,739)	(358,525,610)
	(509,031)	(25,451,731)	(4,254,586)	(139,227,503)
Service Shares
Shares sold	103,040	4,002,381	397,977	13,315,866
Reinvestment of distributions	85,767	3,163,099	47,340	1,474,770
Shares redeemed	(624,643)	(24,325,860)	(791,476)	(25,198,611)
	(435,836)	(17,160,380)	(346,159)	(10,407,975)
Investor Shares
Shares sold	585,647	22,899,908	2,308,187	73,989,672
Reinvestment of distributions	851,697	31,563,303	531,837	16,642,893
Shares redeemed	(3,276,017)	(128,335,387)	(7,442,672)	(238,975,464)
	(1,838,673)	(73,872,176)	(4,602,648)	(148,342,899)
Class R6 Shares
Shares sold	1,197,089	49,781,136	4,074,176	145,115,420
Reinvestment of distributions	828,918	32,565,309	375,798	12,394,764
Shares redeemed	(5,448,589)	(226,722,033)	(4,487,194)	(156,333,132)
	(3,422,582)	(144,375,588)	(37,220)	1,177,052
Class R Shares
Shares sold	130,376	5,040,473	280,165	9,203,859
Reinvestment of distributions	71,765	2,614,386	27,541	849,696
Shares redeemed	(186,513)	(7,166,268)	(680,301)	(21,864,855)
	15,628	488,591	(372,595)	(11,811,300)
Class P Shares
Shares sold	86,339	3,519,865	269,182	8,251,686
Reinvestment of distributions	149,914	5,886,489	62,937	2,075,071
Shares redeemed	(170,480)	(6,914,611)	(316,163)	(10,405,430)
	65,773	2,491,743	15,956	(78,673)

NET DECREASE	(6,504,722)	$(274,319,789)	(11,773,631)	$(380,401,158)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Large Cap Value Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	202,622	$4,767,648	405,990	$7,834,859
Reinvestment of distributions	15,911	361,630	33,200	630,382
Shares redeemed	(241,782)	(5,471,394)	(1,070,789)	(20,722,483)
	(23,249)	(342,116)	(631,599)	(12,257,242)
Class C Shares
Shares sold	40,894	967,404	94,196	1,804,205
Reinvestment of distributions	1,596	35,191	2,745	51,295
Shares redeemed	(113,555)	(2,646,305)	(239,161)	(4,555,034)
	(71,065)	(1,643,710)	(142,220)	(2,699,534)
Institutional Shares
Shares sold	728,045	17,564,341	1,495,342	29,655,521
Reinvestment of distributions	37,937	861,323	82,753	1,573,573
Shares redeemed	(829,095)	(19,026,742)	(2,638,882)	(51,782,152)
	(63,113)	(601,078)	(1,060,787)	(20,553,058)
Service Shares
Shares sold	33,031	786,005	68,790	1,358,700
Reinvestment of distributions	1,793	40,836	3,777	72,153
Shares redeemed	(52,127)	(1,234,706)	(155,484)	(3,130,168)
	(17,303)	(407,865)	(82,917)	(1,699,315)
Investor Shares
Shares sold	583,359	13,325,336	1,640,678	32,282,857
Reinvestment of distributions	31,902	723,264	82,792	1,570,377
Shares redeemed	(894,579)	(21,215,430)	(4,381,056)	(85,637,629)
	(279,318)	(7,166,830)	(2,657,586)	(51,784,395)
Class R6 Shares
Shares sold	155,958	3,634,357	357,095	6,929,811
Reinvestment of distributions	29,724	676,457	57,418	1,088,196
Shares redeemed	(320,016)	(7,265,328)	(475,699)	(9,584,792)
	(134,334)	(2,954,514)	(61,186)	(1,566,785)
Class R Shares
Shares sold	23,643	548,934	54,674	1,016,484
Reinvestment of distributions	1,583	35,591	2,806	52,688
Shares redeemed	(35,669)	(808,562)	(47,341)	(873,801)
	(10,443)	(224,037)	10,139	195,371
Class P Shares
Shares sold	161,453	3,642,375	387,576	6,726,631
Reinvestment of distributions	14,965	340,859	28,230	534,539
Shares redeemed	(76,261)	(1,760,518)	(430,537)	(7,758,509)
	100,157	2,222,716	(14,731)	(497,339)

NET DECREASE	(498,668)	$(11,117,434)	(4,640,887)	$(90,862,297)

107

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Equity Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	120,014	$3,742,867	376,203	$8,465,614
Reinvestment of distributions	2,449	69,444	3,912	104,831
Shares redeemed	(216,948)	(6,643,270)	(984,978)	(21,441,662)
	(94,485)	(2,830,959)	(604,863)	(12,871,217)
Class C Shares
Shares sold	24,179	630,348	73,308	1,463,071
Shares redeemed	(60,867)	(1,603,210)	(124,274)	(2,383,566)
	(36,688)	(972,862)	(50,966)	(920,495)
Institutional Shares
Shares sold	2,427,993	77,029,980	3,188,221	74,302,685
Reinvestment of distributions	31,539	931,340	57,789	1,611,728
Shares redeemed	(5,661,132)	(165,810,034)	(5,096,069)	(122,869,653)
	(3,201,600)	(87,848,714)	(1,850,059)	(46,955,240)
Service Shares
Shares sold	29,183	899,629	97,493	2,072,484
Reinvestment of distributions	180	5,026	109	2,866
Shares redeemed	(39,410)	(1,200,398)	(95,305)	(2,121,367)
	(10,047)	(295,743)	2,297	(46,017)
Investor Shares
Shares sold	421,306	12,663,131	1,915,020	42,756,096
Reinvestment of distributions	10,482	295,176	14,081	374,689
Shares redeemed	(1,469,875)	(43,931,331)	(2,033,871)	(42,194,190)
	(1,038,087)	(30,973,024)	(104,770)	936,595
Class R6 Shares
Shares sold	335,830	10,514,829	1,120,145	25,078,093
Reinvestment of distributions	24,331	718,494	28,665	799,462
Shares redeemed	(2,411,863)	(74,750,672)	(1,891,989)	(42,708,570)
	(2,051,702)	(63,517,349)	(743,179)	(16,831,015)
Class R Shares
Shares sold	72,987	2,136,414	194,580	4,286,190
Reinvestment of distributions	128	3,543	–	–
Shares redeemed	(179,673)	(5,186,537)	(240,251)	(5,518,059)
	(106,558)	(3,046,580)	(45,671)	(1,231,869)
Class P Shares
Shares sold	376,688	12,384,257	2,037,782	40,341,140
Reinvestment of distributions	19,262	568,617	21,405	596,984
Shares redeemed	(341,624)	(11,621,265)	(2,389,514)	(49,315,484)
	54,326	1,331,609	(330,327)	(8,377,360)

NET DECREASE	(6,484,841)	$(188,153,622)	(3,727,538)	$(86,296,618)

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Growth Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	137,803	$6,129,223	306,649	$9,891,218
Reinvestment of distributions	49,962	2,024,645	31,355	1,142,271
Shares redeemed	(324,383)	(14,140,736)	(1,264,717)	(43,192,152)
	(136,618)	(5,986,868)	(926,713)	(32,158,663)
Class C Shares
Shares sold	12,672	405,878	51,837	1,229,438
Reinvestment of distributions	12,362	363,996	5,520	149,101
Shares redeemed	(35,575)	(1,156,310)	(119,799)	(2,842,443)
	(10,541)	(386,436)	(62,442)	(1,463,904)
Institutional Shares
Shares sold	557,988	29,458,664	1,978,454	75,168,576
Reinvestment of distributions	133,643	6,550,783	89,256	3,895,156
Shares redeemed	(2,093,528)	(111,789,260)	(5,545,375)	(219,431,392)
	(1,401,897)	(75,779,813)	(3,477,665)	(140,367,660)
Investor Shares
Shares sold	1,826,199	81,170,922	4,890,826	161,785,147
Reinvestment of distributions	443,811	18,615,787	136,767	5,138,365
Shares redeemed	(10,141,804)	(473,422,394)	(3,011,559)	(101,466,885)
	(7,871,794)	(373,635,685)	2,016,034	65,456,627
Class R6 Shares
Shares sold	862,559	45,401,245	2,469,112	93,553,475
Reinvestment of distributions	134,792	6,611,412	76,050	3,321,119
Shares redeemed	(3,827,664)	(198,586,067)	(3,506,052)	(139,512,618)
	(2,830,313)	(146,573,410)	(960,890)	(42,638,024)
Class R Shares
Shares sold	34,054	1,436,377	91,999	2,952,427
Reinvestment of distributions	8,078	311,653	7,390	257,387
Shares redeemed	(116,727)	(4,887,949)	(436,624)	(14,364,619)
	(74,595)	(3,139,919)	(337,235)	(11,154,805)
Class P Shares
Shares sold	10,362	571,816	55,270	2,137,376
Reinvestment of distributions	7,360	361,013	3,337	145,698
Shares redeemed	(76,882)	(4,265,758)	(109,095)	(3,766,238)
	(59,160)	(3,332,929)	(50,488)	(1,483,164)

NET DECREASE	(12,384,918)	$(608,835,060)	(3,799,399)	$(163,809,593)

109

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Small Cap Value Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	323,972	$14,739,643	577,824	$18,546,458
Reinvestment of distributions	17,972	733,047	19,063	787,894
Shares redeemed	(425,884)	(18,726,224)	(953,407)	(32,328,215)
	(83,940)	(3,253,534)	(356,520)	(12,993,863)
Class C Shares
Shares sold	23,832	769,580	49,527	1,234,005
Reinvestment of distributions	889	24,811	1,135	32,225
Shares redeemed	(57,876)	(1,831,209)	(106,526)	(2,331,115)
	(33,155)	(1,036,818)	(55,864)	(1,064,885)
Institutional Shares
Shares sold	1,411,829	84,209,899	2,934,092	133,075,373
Reinvestment of distributions	31,205	1,727,414	24,938	1,394,771
Shares redeemed	(808,274)	(49,968,667)	(2,285,652)	(98,004,673)
	634,760	35,968,646	673,378	36,465,471
Investor Shares
Shares sold	1,096,797	49,636,355	8,990,233	264,507,680
Reinvestment of distributions	68,663	2,781,203	16,896	693,587
Shares redeemed	(2,219,849)	(95,656,939)	(2,173,164)	(70,697,436)
	(1,054,389)	(43,239,381)	6,833,965	194,503,831
Class R6 Shares
Shares sold	1,496,433	90,386,910	2,188,196	101,489,097
Reinvestment of distributions	28,540	1,579,576	15,950	891,762
Shares redeemed	(1,021,854)	(62,100,809)	(864,093)	(38,945,495)
	503,119	29,865,677	1,340,053	63,435,364
Class R Shares
Shares sold	84,313	3,722,005	299,488	10,183,998
Reinvestment of distributions	2,943	117,344	1,459	59,099
Shares redeemed	(88,431)	(3,878,781)	(83,592)	(2,877,443)
	(1,175)	(39,432)	217,355	7,365,654
Class P Shares
Shares sold	94,474	5,538,826	356,779	14,596,906
Reinvestment of distributions	4,947	273,740	6,414	358,606
Shares redeemed	(144,962)	(9,525,017)	(618,388)	(24,891,739)
	(45,541)	(3,712,451)	(255,195)	(9,936,227)

NET INCREASE (DECREASE)	(80,321)	$14,552,707	8,397,172	$277,775,345

110

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12. SUMMARY OF SHARE TRANSACTIONS (continued)

	U.S. Equity Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	132,912	$7,969,651	310,371	$15,097,613
Reinvestment of distributions	227,426	12,992,585	77,068	3,932,787
Shares redeemed	(332,121)	(20,189,905)	(957,270)	(48,175,749)
	28,217	772,331	(569,831)	(29,145,349)
Class C Shares
Shares sold	31,680	1,695,553	84,868	3,811,053
Reinvestment of distributions	15,127	762,084	2,946	134,360
Shares redeemed	(86,929)	(4,649,600)	(106,681)	(4,780,882)
	(40,122)	(2,191,963)	(18,867)	(835,469)
Institutional Shares
Shares sold	409,291	25,346,223	872,840	45,446,386
Reinvestment of distributions	208,034	12,322,729	88,673	4,667,759
Shares redeemed	(738,499)	(45,910,371)	(2,146,316)	(112,593,380)
	(121,174)	(8,241,419)	(1,184,803)	(62,479,235)
Service Shares
Shares sold	5,410	330,638	26,719	1,326,671
Reinvestment of distributions	4,293	243,533	1,819	92,349
Shares redeemed	(11,087)	(656,723)	(56,824)	(2,853,936)
	(1,384)	(82,552)	(28,286)	(1,434,916)
Investor Shares
Shares sold	232,633	14,006,525	435,432	22,519,991
Reinvestment of distributions	78,789	4,441,328	37,411	1,879,914
Shares redeemed	(251,707)	(15,073,695)	(1,183,792)	(56,624,715)
	59,715	3,374,158	(710,949)	(32,224,810)
Class R6 Shares
Shares sold	24,771	1,530,719	80,970	4,450,947
Reinvestment of distributions	7,120	421,374	3,227	169,754
Shares redeemed	(20,004)	(1,241,727)	(160,557)	(8,178,893)
	11,887	710,366	(76,360)	(3,558,192)
Class R Shares
Shares sold	56,517	3,299,550	233,270	11,676,345
Reinvestment of distributions	33,114	1,850,453	10,083	505,157
Shares redeemed	(538,773)	(31,778,212)	(383,387)	(19,038,149)
	(449,142)	(26,628,209)	(140,034)	(6,856,647)
Class P Shares
Shares sold	378,769	23,224,660	1,222,980	62,247,699
Reinvestment of distributions	208,354	12,331,032	76,672	4,032,946
Shares redeemed	(310,303)	(19,404,423)	(1,295,558)	(62,192,850)
	276,820	16,151,269	4,094	4,087,795

NET DECREASE	(235,183)	$(16,136,019)	(2,725,036)	$(132,446,823)

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Liquidity Risk Management Program

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of a Fund, you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares), contingent deferred sales charges on redemptions (with respect to Class C Shares), and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days in a 365 day year. This projection assumes that annualized expense ratios were in effect during the period.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees, or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher:

	Large Cap Growth Insights Fund				Large Cap Value Insights Fund				Small Cap Equity Insights Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*
Class A
Actual	$1,000.00	$1,244.86		$5.07	$1,000.00	$1,352.72		$5.43	$1,000.00	$1,472.08		$7.42
Hypothetical 5% return	1,000.00	1,020.28	+	4.56	1,000.00	1,020.18	+	4.66	1,000.00	1,018.79	+	6.06
Class C
Actual	1,000.00	1,239.78		9.22	1,000.00	1,347.84		9.78	1,000.00	1,466.22		11.99
Hypothetical 5% return	1,000.00	1,016.56	+	8.30	1,000.00	1,016.46	+	8.40	1,000.00	1,015.08	+	9.79
Institutional
Actual	1,000.00	1,246.72		3.01	1,000.00	1,355.13		3.27	1,000.00	1,474.00		5.15
Hypothetical 5% return	1,000.00	1,022.12	+	2.71	1,000.00	1,022.02	+	2.81	1,000.00	1,020.63	+	4.21
Service
Actual	1,000.00	1,243.96		5.79	1,000.00	1,351.24		6.18	1,000.00	1,470.86		8.21
Hypothetical 5% return	1,000.00	1,019.64	+	5.21	1,000.00	1,019.54	+	5.31	1,000.00	1,018.15	+	6.71
Investor
Actual	1,000.00	1,246.12		3.68	1,000.00	1,354.24		3.97	1,000.00	1,473.55		5.89
Hypothetical 5% return	1,000.00	1,021.52	+	3.31	1,000.00	1,021.42	+	3.41	1,000.00	1,020.03	+	4.81
Class R6
Actual	1,000.00	1,246.97		2.95	1,000.00	1,355.19		3.21	1,000.00	1,474.79		5.09
Hypothetical 5% return	1,000.00	1,022.17	+	2.66	1,000.00	1,022.07	+	2.76	1,000.00	1,020.68	+	4.16
Class R
Actual	1,000.00	1,243.31		6.45	1,000.00	1,351.08		6.88	1,000.00	1,469.90		8.94
Hypothetical 5% return	1,000.00	1,019.04	+	5.81	1,000.00	1,018.94	+	5.91	1,000.00	1,017.55	+	7.30
Class P
Actual	1,000.00	1,246.83		2.95	1,000.00	1,354.87		3.21	1,000.00	1,474.39		5.09
Hypothetical 5% return	1,000.00	1,022.17	+	2.66	1,000.00	1,022.07	+	2.76	1,000.00	1,020.68	+	4.16

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year.

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GOLDMAN SACHS DOMESTIC EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited) (continued)

	Small Cap Growth Insights Fund				Small Cap Value Insights Fund				U.S. Equity Insights Fund
Share Class	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*	Beginning Account Value 11/1/20	Ending Account Value 4/30/21		Expenses Paid for the 6 months ended 4/30/2021*
Class A
Actual	$1,000.00	$1,384.01		$7.15	$1,000.00	$1,557.02		$7.67	$1,000.00	$1,285.71		$5.27
Hypothetical 5% return	1,000.00	1,018.79	+	6.06	1,000.00	1,018.79	+	6.06	1,000.00	1,020.18	+	4.66
Class C
Actual	1,000.00	1,379.01		11.56	1,000.00	1,550.93		12.40	1,000.00	1,280.93		9.50
Hypothetical 5% return	1,000.00	1,015.08	+	9.79	1,000.00	1,015.08	+	9.79	1,000.00	1,016.46	+	8.40
Institutional
Actual	1,000.00	1,386.46		4.97	1,000.00	1,560.17		5.33	1,000.00	1,288.08		3.18
Hypothetical 5% return	1,000.00	1,020.63	+	4.21	1,000.00	1,020.63	+	4.21	1,000.00	1,022.02	+	2.81
Service
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,284.80		6.00
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000.00	1,019.54	+	5.31
Investor
Actual	1,000.00	1,385.99		5.68	1,000.00	1,559.34		6.09	1,000.00	1,287.29		3.86
Hypothetical 5% return	1,000.00	1,020.03	+	4.81	1,000.00	1,020.03	+	4.81	1,000.00	1,021.42	+	3.41
Class R6
Actual	1,000.00	1,386.76		4.91	1,000.00	1,559.84		5.27	1,000.00	1,288.08		3.12
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.68	+	4.16	1,000.00	1,022.07	+	2.76
Class R
Actual	1,000.00	1,382.65		8.63	1,000.00	1,554.93		9.25	1,000.00	1,284.04		6.68
Hypothetical 5% return	1,000.00	1,017.55	+	7.30	1,000.00	1,017.55	+	7.30	1,000.00	1,018.94	+	5.91
Class P
Actual	1,000.00	1,386.76		4.91	1,000.00	1,560.11		5.27	1,000.00	1,288.07		3.12
Hypothetical 5% return	1,000.00	1,020.68	+	4.16	1,000.00	1,020.68	+	4.16	1,000.00	1,022.07	+	2.76

*	Expenses for each share class are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A Shares	Class C Shares	Institutional Shares	Service Shares	Investor Shares	Class R6 Shares	Class R Shares	Class P Shares
Large Cap Growth Insights Fund	0.91%	1.66%	0.54%	1.04%	0.66%	0.53%	1.16%	0.53%
Large Cap Value Insights Fund	0.93	1.68	0.56	1.06	0.68	0.55	1.18	0.55
Small Cap Equity Insights Fund	1.21	1.96	0.84	1.34	0.96	0.83	1.46	0.83
Small Cap Growth Insights Fund	1.21	1.96	0.84	N/A	0.96	0.83	1.46	0.83
Small Cap Value Insights Fund	1.21	1.96	0.84	N/A	0.96	0.83	1.46	0.83
U.S. Equity Insights Fund	0.93	1.68	0.56	1.06	0.68	0.55	1.18	0.55

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

114

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close on business of August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

Economic and market forecasts presented herein reflect our judgment as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the prospectus carefully before investing or sending money. The summary prospectus, if available, and the prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 242246-OTU-1432617 DOMINSSAR-21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

Fundamental Equity International Funds
China Equity
Emerging Markets Equity
ESG Emerging Markets Equity
International Equity ESG
International Equity Income

Goldman Sachs Fundamental Equity International Funds

∎	CHINA EQUITY

∎	EMERGING MARKETS EQUITY

∎	ESG EMERGING MARKETS EQUITY

∎	INTERNATIONAL EQUITY ESG

∎	INTERNATIONAL EQUITY INCOME

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

China Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® China All Shares Index[2]
Class A	11.65%	9.10%
Class C	11.24	9.10
Institutional	11.82	9.10
Investor	11.79	9.10
Class R6	11.81	9.10
Class P	11.80	9.10

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI China All Shares Index (Net, USD, Unhedged) captures large- and mid-cap representation across China A Shares, B Shares, H Shares, Red Chips, P-Chips and foreign listings. The MSCI China All Shares Index (Net, USD, Unhedged) aims to reflect the opportunity set of China share classes listed in Hong Kong, Shanghai, Shenzhen and outside of China. MSCI uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI China All Shares Index (Net, USD, Unhedged) does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3,4,5]

Holding	% of Net Assets	Line of Business	Country
Tencent Holdings Ltd.	9.5%	Media & Entertainment	China
Alibaba Group Holding Ltd.	6.4	Retailing	China
Meituan Class B	4.0	Retailing	China
Kweichow Moutai Co. Ltd. Class A	3.7	Food Products	China
China Construction Bank Corp. Class H	3.2	Banks	China
China Merchants Bank Co. Ltd. Class H	3.0	Banks	China
Contemporary Amperex Technology Co. Ltd. Class A	2.7	Capital Goods	China
Alibaba Group Holding Ltd. ADR	2.4	Retailing	China
Wuxi Biologics Cayman, Inc.	2.2	Pharmaceuticals, Biotechnology & Life Sciences	China
Ping An Insurance Group Co. of China Ltd. Class H	2.0	Insurance	China

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 2.4% of the Fund’s net assets as of 4/30/21.

[5]	The line of business for each holding is reported at the industry or sub-industry level.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[6]

As of April 30, 2021

[6]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 1.0% of the Fund’s net assets at April 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

Emerging Markets Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® Emerging Markets Index[2]
Class A	22.46%	22.95%
Class C	22.07	22.95
Institutional	22.67	22.95
Service	22.38	22.95
Investor	22.65	22.95
Class R6	22.70	22.95
Class P	22.69	22.95

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2021 the MSCI® Emerging Markets Index consists of the following 27 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3,4]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	7.0%	Semiconductors & Semiconductor Equipment	Taiwan
Samsung Electronics Co. Ltd.	6.9	Technology Hardware & Equipment	South Korea
Tencent Holdings Ltd.	6.5	Media & Entertainment	China
Alibaba Group Holding Ltd. ADR	6.1	Retailing	China
China Merchants Bank Co. Ltd. Class H	2.3	Banks	China
iShares ESG Aware MSCI EM ETF	2.1	Exchange Traded Fund	United States
Meituan Class B	2.1	Retailing	China
Kweichow Moutai Co. Ltd. Class A	2.0	Food Products	China
Ping An Insurance Group Co. of China Ltd. Class H	1.6	Insurance	China
MercadoLibre, Inc.	1.5	Retailing	Argentina

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 0.4% of the Fund’s net assets at April 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

ESG Emerging Markets Equity Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® Emerging Markets Index[2]

Class A	22.34%	22.95%
Class C	21.79	22.95
Institutional	22.45	22.95
Investor	22.47	22.95
Class R6	22.46	22.95
Class R	22.09	22.95
Class P	22.48	22.95

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® Emerging Markets Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2021 the MSCI® Emerging Markets Index consists of the following 27 emerging market country indexes: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Korea, Kuwait, Malaysia, Mexico, Pakistan, Peru, Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Taiwan, Thailand, Turkey and United Arab Emirates. For this Index, the dividend is reinvested after deduction of withholding tax, applying the rate to nonresident individuals who do not benefit from double taxation treaties. MSCI Barra uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI Emerging Markets Index does not reflect any deductions of expenses associated with mutual funds such as management fees and other expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3,4]

Holding	% of Net Assets	Line of Business	Country

Taiwan Semiconductor Manufacturing Co. Ltd.	8.3%	Semiconductors & Semiconductor Equipment	Taiwan
Samsung Electronics Co. Ltd.	7.7	Technology Hardware & Equipment	South Korea
Alibaba Group Holding Ltd. ADR	6.8	Retailing	China
Tencent Holdings Ltd.	6.1	Media & Entertainment	China
Meituan Class B	2.5	Retailing	China
China Merchants Bank Co. Ltd. Class H	2.4	Banks	China
Ping An Insurance Group Co. of China Ltd. Class H	2.3	Insurance	China
MercadoLibre, Inc.	2.3	Retailing	Argentina
AIA Group Ltd.	2.2	Insurance	Hong Kong
Infosys Ltd. ADR	2.2	Software & Services	India

[3]	The top 10 holdings may not be representative of the Fund’s future investments.
[4]	The line of business for each holding is reported at the industry or sub-industry level.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

6

FUND BASICS

International Equity ESG Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® EAFE Index[2]

Class A	31.39%	28.84%
Class C	30.88	28.84
Institutional	31.62	28.84
Service	31.30	28.84
Investor	31.55	28.84
Class R6	31.62	28.84
Class P	31.61	28.84

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI® EAFE Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI® EAFE Index is unmanaged and the figures for the MSCI® EAFE Index do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3,4]

Holding	% of Net Assets	Line of Business	Country

Nestle SA (Registered)	5.1%	Food Products	Switzerland

AstraZeneca plc	4.3	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom

Iberdrola SA	4.1	Utilities	Spain

BNP Paribas SA	4.1	Banks	France

Zurich Insurance Group AG	4.0	Insurance	Switzerland

Cellnex Telecom SA	4.0	Telecommunication Services	Spain

Experian plc	3.4	Commercial & Professional Services	United Kingdom

Ferguson plc	3.4	Capital Goods	United States

Aalberts NV	3.4	Capital Goods	Netherlands
DS Smith plc	3.3	Materials	United Kingdom

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

7

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 3.8% of the Fund’s net assets at April 30, 2021

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

8

FUND BASICS

International Equity Income Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® EAFE Index[2]

Class A	28.87%	28.84%
Class C	28.42	28.84
Institutional	29.00	28.84
Investor	28.89	28.84
Class R6	29.06	28.84
Class R	28.65	28.84
Class P	29.08	28.84

[1]	The net asset value (“NAV”) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Index is a market capitalization-weighted composite of securities in 21 developed markets. The MSCI® EAFE Index approximates the minimum possible dividend reinvestment. The dividend is reinvested after deduction for withholding tax, applying the rate to non-resident individuals who do not benefit from double taxation treaties. MSCI® Inc. uses withholding tax rates applicable to Luxembourg holding companies, as Luxembourg applies the highest rates. The MSCI® EAFE Index is unmanaged and the figures for the MSCI® EAFE Index do not include any deduction for fees or expenses. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[3,4]

Holding	% of Net Assets	Line of Business	Country

Rio Tinto plc	4.8%	Materials	Australia
BNP Paribas SA	4.1	Banks	France
Nordea Bank Abp	4.1	Banks	Finland
Iberdrola SA	4.0	Utilities	Spain
AstraZeneca plc	4.0	Pharmaceuticals, Biotechnology & Life Sciences	United Kingdom
Zurich Insurance Group AG	3.9	Insurance	Switzerland
Gecina SA (REIT)	3.4	Real Estate	France
Vonovia SE	3.2	Real Estate	Germany
Nestle SA (Registered)	3.1	Food Products	Switzerland
Sanofi	3.1	Pharmaceuticals, Biotechnology & Life Sciences	France

[3]	The top 10 holdings may not be representative of the Fund’s future investments.

[4]	The line of business for each holding is reported at the industry or sub-industry level.

9

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[5]

As of April 30, 2021

[5]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Underlying sector allocations of exchange traded funds and investment companies held by the Fund are not reflected in the graph above. Investments in the securities lending reinvestment vehicle represented 3.1% of the Fund’s net assets at April 30, 2021.

For more information about your Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about your Fund’s investment strategies, holdings, and performance.

10

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.0%
China – 89.2%
135,222	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	$1,549,978
363,300	Alibaba Group Holding Ltd. (Retailing)*	10,502,174
17,121	Alibaba Group Holding Ltd. ADR (Retailing)*	3,954,095
672,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	2,045,432
148,300	Anhui Conch Cement Co. Ltd. Class H (Materials)	885,152
420,056	Bank of Ningbo Co. Ltd. Class A (Banks)	2,737,260
10,120	Bilibili, Inc. Class Z (Media & Entertainment)*	1,160,815
187,700	Budweiser Brewing Co. APAC Ltd. (Food Products)(a)	591,462
6,566,000	China Construction Bank Corp. Class H (Banks)	5,182,818
533,000	China Mengniu Dairy Co. Ltd. (Food Products)*	2,852,669
131,500	China Merchants Bank Co. Ltd. Class A (Banks)	1,068,390
621,000	China Merchants Bank Co. Ltd. Class H (Banks)	4,988,128
7,925	China Tourism Group Duty Free Corp. Ltd. Class A (Retailing)	380,310
321,800	China Vanke Co. Ltd. Class A (Real Estate)	1,399,081
503,600	China Vanke Co. Ltd. Class H (Real Estate)	1,761,042
180,000	CITIC Securities Co. Ltd. Class H (Diversified Financials)	432,819
73,798	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	4,434,799
64,900	Ecovacs Robotics Co. Ltd. Class A (Consumer Durables & Apparel)*	1,636,877
95,800	ENN Energy Holdings Ltd. (Utilities)	1,634,787
1,078,466	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	1,791,257
115,800	Ganfeng Lithium Co. Ltd. Class H (Materials)(a)	1,551,241
164,600	GDS Holdings Ltd. Class A (Software & Services)*	1,701,678
649,000	Geely Automobile Holdings Ltd. (Automobiles & Components)	1,690,445
43,865	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	404,852
92,900	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	549,490

Common Stocks – (continued)
China – (continued)
29,600	Hangzhou Tigermed Consulting Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	580,018
211,510	Hongfa Technology Co. Ltd. Class A (Capital Goods)	1,819,843
557,647	Jiangsu Changshu Rural Commercial Bank Co. Ltd. Class A (Banks)	597,079
115,445	Jiangsu Hengrui Medicine Co. Ltd. Class A (Pharmaceuticals, Biotechnology & Life Sciences)	1,495,406
341,000	Jiumaojiu International Holdings Ltd. (Consumer Services)*(a)	1,420,833
132,028	Juewei Food Co. Ltd. Class A (Food Products)	1,756,827
642,000	Kingdee International Software Group Co. Ltd. (Software & Services)*	2,114,210
19,540	Kweichow Moutai Co. Ltd. Class A (Food Products)	6,036,717
228,674	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	1,299,511
173,500	Meituan Class B (Retailing)*(a)	6,640,594
81,000	Midea Group Co. Ltd. Class A (Consumer Durables & Apparel)	1,000,411
790,000	Minth Group Ltd. (Automobiles & Components)	3,199,680
87,500	NetEase, Inc. (Media & Entertainment)	1,955,588
91,072	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	1,389,759
4,060	Pinduoduo, Inc. ADR (Retailing)*	543,756
704,360	Ping An Bank Co. Ltd. Class A (Banks)	2,529,840
307,500	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	3,352,449
336,201	Sany Heavy Industry Co. Ltd. Class A (Capital Goods)	1,596,648
147,800	SF Holding Co. Ltd. Class A (Transportation)	1,462,041
235,352	Shenzhen Inovance Technology Co. Ltd. Class A (Capital Goods)	3,238,351
31,200	Shenzhen Mindray Bio-Medical Electronics Co. Ltd. Class A (Health Care Equipment & Services)	2,239,648
104,174	Shenzhen Sunway Communication Co. Ltd. Class A (Technology Hardware & Equipment)	450,386
90,412	Sungrow Power Supply Co. Ltd. Class A (Capital Goods)	1,247,218
97,300	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	2,358,762
195,800	Tencent Holdings Ltd. (Media & Entertainment)	15,619,366

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS CHINA EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
1,177,000	Topsports International Holdings Ltd. (Retailing)(a)	$1,584,335
443,652	Universal Scientific Industrial Shanghai Co. Ltd. Class A (Technology Hardware & Equipment)	1,105,941
81,500	Wanhua Chemical Group Co. Ltd. Class A (Materials)	1,288,716
706,000	Weichai Power Co. Ltd. Class H (Capital Goods)	1,634,169
34,632	Will Semiconductor Co. Ltd. Shanghai Class A (Semiconductors & Semiconductor Equipment)	1,608,276
90,940	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,142,627
262,500	Wuxi Biologics Cayman, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*(a)	3,684,921
584,400	Xinte Energy Co. Ltd. Class H (Capital Goods)	1,306,608
27,581	XPeng, Inc. ADR (Automobiles & Components)*(b)	824,948
267,978	Yantai Jereh Oilfield Services Group Co. Ltd. Class A (Energy)	1,359,090
90,507	Yatsen Holding Ltd. ADR (Household & Personal Products)*(b)	943,083
603,600	Yunnan Aluminium Co. Ltd. Class A (Materials)*	1,144,690
98,420	Yunnan Energy New Material Co. Ltd. (Materials)	2,036,126
9,762	Zai Lab Ltd. ADR (Pharmaceuticals, Biotechnology & Life Sciences)*	1,622,542
488,619	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	1,610,636

		146,728,700

Hong Kong – 6.3%
175,800	AIA Group Ltd. (Insurance)	2,231,355
155,200	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	2,344,053
35,001	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	2,110,947
1,344,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,442,807
118,500	Techtronic Industries Co. Ltd. (Capital Goods)	2,150,155

		10,279,317

Taiwan – 1.5%
58,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)*	2,431,510

TOTAL COMMON STOCKS
(Cost $130,608,030)		$159,439,527

Shares	Dividend Rate	Value

Investment Company(c) – 2.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
4,000,662	0.026%	$4,000,662
(Cost $4,000,662)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $134,608,692)		$163,440,189

Securities Lending Reinvestment Vehicle(c) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
1,720,700	0.026%	$1,720,700
(Cost $1,720,700)

TOTAL INVESTMENTS – 100.4%
(Cost $136,329,392)		$165,160,889

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.4)%		(690,500)

NET ASSETS – 100.0%		$164,470,389

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Argentina – 1.5%
34,803	MercadoLibre, Inc. (Retailing)*	$54,674,817

Brazil – 4.3%
6,496,361	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	10,763,386
4,625,300	Atacadao SA (Food & Staples Retailing)	18,494,218
885,100	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	8,391,427
334,873	Banco Bradesco SA ADR (Banks)*	1,456,697
4,512,054	Banco Bradesco SA (Preference) (Banks)*(a)	19,810,659
1,001,748	Blau Farmaceutica SA (Pharmaceuticals, Biotechnology & Life Sciences)*	7,929,817
5,193,824	Boa Vista Servicos SA (Commercial & Professional Services)	12,907,949
4,339,999	Caixa Seguridade Participacoes S/A (Insurance)*	7,997,605
1,895,400	Fleury SA (Health Care Equipment & Services)	8,915,137
4,203,200	Locaweb Servicos de Internet SA (Software & Services)*(b)	22,261,589
198,452	Pagseguro Digital Ltd. Class A (Software & Services)*	9,077,194
1,585,700	Qualicorp Consultoria e Corretora de Seguros SA (Health Care Equipment & Services)	7,896,316
1,726,386	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(b)	22,850,886

		158,752,880

China – 33.3%
968,016	Alibaba Group Holding Ltd. ADR (Retailing)*	223,563,295
7,158,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	21,787,503
2,764,500	Anhui Conch Cement Co. Ltd. Class H (Materials)	16,500,347
1,726,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	30,789,101
3,833,000	China Mengniu Dairy Co. Ltd. (Food Products)*	20,514,599
10,636,500	China Merchants Bank Co. Ltd. Class H (Banks)	85,436,742
482,032	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	28,967,113
187,231	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	15,070,223
2,472,600	ENN Energy Holdings Ltd. (Utilities)	42,193,883

Common Stocks – (continued)
China – (continued)
1,143,977	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	10,558,345
3,138,759	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	18,565,307
4,409,000	Jiumaojiu International Holdings Ltd. (Consumer Services)*(b)	18,370,828
238,681	Kweichow Moutai Co. Ltd. Class A (Food Products)	73,738,468
3,006,882	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	17,087,541
1,962,600	Meituan Class B (Retailing)*(b)	75,117,176
4,248,000	Minth Group Ltd. (Automobiles & Components)	17,205,367
2,221,143	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	33,894,642
6,287,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	68,542,542
1,214,658	SF Holding Co. Ltd. Class A (Transportation)	12,015,424
383,497	Silergy Corp. (Semiconductors & Semiconductor Equipment)	39,416,005
1,379,600	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	33,444,486
2,963,100	Tencent Holdings Ltd. (Media & Entertainment)	236,372,529
12,469,000	Topsports International Holdings Ltd. (Retailing)(b)	16,784,264
1,017,712	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(b)	23,978,201
10,808,539	Yunnan Aluminium Co. Ltd. Class A (Materials)*	20,497,717
534,809	Zepp Health Corp. ADR (Technology Hardware & Equipment)*	5,492,488
4,398,902	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	14,500,110

		1,220,404,246

Czech Republic – 0.5%
4,814,863	Moneta Money Bank A/S (Banks)*(b)	17,881,491

Egypt – 0.4%
3,590,674	Commercial International Bank Egypt SAE (Banks)*	13,361,578

Greece – 1.0%
1,158,147	Hellenic Exchanges – Athens Stock Exchange SA (Diversified Financials)*	5,716,552

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Greece – (continued)
934,071	JUMBO SA (Retailing)	$17,450,181
1,231,292	Sarantis SA (Household & Personal Products)	13,204,462

		36,371,195

Hong Kong – 4.0%
4,071,600	AIA Group Ltd. (Insurance)	51,679,092
653,413	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	39,408,023
25,494,500	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	27,358,609
1,539,500	Techtronic Industries Co. Ltd. (Capital Goods)	27,933,877

		146,379,601

India – 11.0%
28,850	Abbott India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	5,898,496
532,923	Amber Enterprises India Ltd. (Consumer Durables & Apparel)*	22,246,879
121,679	Atul Ltd. (Materials)*	13,285,204
535,381	Avenue Supermarts Ltd. (Food & Staples Retailing)*(b)	20,593,799
475,316	Computer Age Management Services Ltd. (Software & Services)	14,885,262
2,718,996	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	14,097,312
388,065	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	21,262,494
1,281,448	Godrej Properties Ltd. (Real Estate)*	23,619,543
912,010	ICICI Lombard General Insurance Co. Ltd. (Insurance)(b)	17,384,981
410,862	Info Edge India Ltd. (Media & Entertainment)*	27,201,862
2,342,505	Infosys Ltd. (Software & Services)	42,571,994
454,559	Infosys Ltd. ADR (Software & Services)	8,218,427
1,059,486	Kotak Mahindra Bank Ltd. (Banks)*	24,945,575
166,501	Larsen & Toubro Infotech Ltd. (Software & Services)(b)	8,731,020
232,742	Maruti Suzuki India Ltd. (Automobiles & Components)	20,249,708
648,141	Navin Fluorine International Ltd. (Materials)	29,938,601
861,312	Route Mobile Ltd. (Software & Services)*	19,062,876
1,138,788	SBI Life Insurance Co. Ltd. (Insurance)(b)	14,251,487
2,172,539	Tata Consumer Products Ltd. (Food Products)	19,604,231

Common Stocks – (continued)
India – (continued)
347,068	TeamLease Services Ltd. (Commercial & Professional Services)*	15,240,175
2,887,110	Wipro Ltd. (Software & Services)	19,094,483

		402,384,409

Indonesia – 1.9%
18,593,900	Bank Central Asia Tbk. PT (Banks)	41,162,436
236,790,800	BFI Finance Indonesia Tbk. PT (Diversified Financials)	11,057,843
11,974,200	Map Aktif Adiperkasa PT (Retailing)*	1,947,351
189,785,500	Pakuwon Jati Tbk. PT (Real Estate)*	6,954,464
9,566,011	Semen Indonesia Persero Tbk. PT (Materials)	6,893,508

		68,015,602

Mexico – 1.6%
3,855,799	Arca Continental SAB de CV (Food Products)	20,644,713
6,104,099	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	10,546,649
8,230,100	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	26,940,709

		58,132,071

Peru – 0.4%
2,091,016	Alicorp SAA (Food Products)	3,811,690
282,297	Intercorp Financial Services, Inc. (Banks)(c)	7,243,741
149,315	Intercorp Financial Services, Inc. (Banks)	3,859,793

		14,915,224

Philippines – 0.3%
3,505,210	Jollibee Foods Corp. (Consumer Services)	12,812,398

Poland – 1.9%
421,126	Dino Polska SA (Food & Staples Retailing)*(b)	27,322,238
760,859	InPost SA (Transportation)*	14,498,672
3,095,159	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	28,776,657

		70,597,567

Russia – 5.1%
10,795,670	Detsky Mir PJSC (Retailing)(b)	21,632,161
1,528,590	Fix Price Group Ltd. GDR (Retailing)*(b)	14,299,959
245,416	LUKOIL PJSC (Energy)	18,925,150
4,584,617	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	10,782,188

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Shares	Description	Value

Common Stocks – (continued)
Russia – (continued)
372,346	Ozon Holdings plc ADR (Retailing)*(c)	$23,156,198
7,332,093	Sberbank of Russia PJSC (Banks)	28,967,155
671,394	TCS Group Holding plc GDR (Banks)	38,833,536
437,431	Yandex NV Class A (Media & Entertainment)*	28,673,602

		185,269,949

Saudi Arabia – 0.7%
1,762,875	Saudi National Bank (Banks)*	26,700,256

Singapore – 0.4%
4,031,693	Nanofilm Technologies International Ltd. (Materials)*	15,076,962

South Africa – 2.0%
1,073,587	Clicks Group Ltd. (Food & Staples Retailing)	17,929,514
1,665,096	JSE Ltd. (Diversified Financials)	13,505,619
1,562,938	Mr Price Group Ltd. (Retailing)	19,552,183
355,739	Santam Ltd. (Insurance)*	6,290,834
6,898,842	Transaction Capital Ltd. (Diversified Financials)*	15,601,819

		72,879,969

South Korea – 12.8%
304,381	Fila Holdings Corp. (Consumer Durables & Apparel)	12,438,413
319,155	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	13,771,283
26,027	Hugel, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	4,310,515
283,447	LG Electronics, Inc. (Consumer Durables & Apparel)	39,822,099
135,830	NAVER Corp. (Media & Entertainment)	43,740,256
65,768	NCSoft Corp. (Media & Entertainment)	48,923,331
209,185	Orion Corp. (Food Products)	21,973,265
174,201	Pearl Abyss Corp. (Media & Entertainment)*	8,801,572
117,664	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	18,803,934
3,465,454	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	252,581,275
23,173	SK IE Technology Co. Ltd. (Materials)*(b)	2,187,410

		467,353,353

Taiwan – 11.1%
344,000	ASMedia Technology, Inc. (Semiconductors & Semiconductor Equipment)	14,300,706

Common Stocks – (continued)
Taiwan – (continued)
3,689,680	Chailease Holding Co. Ltd. (Diversified Financials)	26,588,064
13,901,203	FIT Hon Teng Ltd. (Technology Hardware & Equipment)*(b)(c)	4,256,772
191,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	21,129,986
393,000	momo.com, Inc. (Retailing)	14,380,706
934,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	15,065,815
84,122	Sea Ltd. ADR (Media & Entertainment)*	21,244,170
12,161,883	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	256,124,685
1,438,000	Taiwan Union Technology Corp. (Technology Hardware & Equipment)	6,047,863
1,690,718	Tong Hsing Electronic Industries Ltd. (Technology Hardware & Equipment)	11,587,728
1,256,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	16,384,087

		407,110,582

Thailand – 1.3%
9,959,400	Airports of Thailand PCL (Transportation)	19,794,623
6,152,100	Kasikornbank PCL (Banks)	26,040,063

		45,834,686

Turkey – 0.3%
1,062,973	Mavi Giyim Sanayi ve Ticaret A/S Class B (Consumer Durables & Apparel)*(b)	5,580,343
3,877,733	Sok Marketler Ticaret A/S (Food & Staples Retailing)*	5,667,771

		11,248,114

United States – 0.9%
41,403	EPAM Systems, Inc. (Software & Services)*	18,952,223
7,899,600	Samsonite International SA (Consumer Durables & Apparel)*(b)	14,620,022

		33,572,245

Vietnam – 0.6%
5,181,683	Vietnam Dairy Products JSC (Food Products)	20,967,695

TOTAL COMMON STOCKS
(Cost $2,630,008,503)		$3,560,696,890

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Exchange Traded Fund – 2.1%
1,713,011	iShares ESG Aware MSCI EM ETF	$75,321,093
(Cost $75,459,623)

Shares	Dividend Rate	Value

Investment Company(d) – 1.3%
Goldman Sachs Financial Square Government Fund – Institutional Shares
47,849,050	0.026%	$47,849,050
(Cost $47,849,050)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,753,317,176)		$3,683,867,033

Securities Lending Reinvestment Vehicle(d) – 0.4%
Goldman Sachs Financial Square Government Fund – Institutional Shares
16,416,125	0.026%	$16,416,125
(Cost $16,416,125)

TOTAL INVESTMENTS – 101.1%
(Cost $2,769,733,301)		$3,700,283,158

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.1)%		(38,815,254)

NET ASSETS – 100.0%		$3,661,467,904

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(c)	All or a portion of security is on loan.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 98.9%
Argentina – 2.2%
489	MercadoLibre, Inc. (Retailing)*	$768,209

Brazil – 4.1%
69,713	Aeris Industria E Comercio De Equipamentos Para Geracao De Energia SA (Capital Goods)*	115,503
21,900	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	207,629
101,346	Banco Bradesco SA ADR (Banks)*	440,855
40,887	Caixa Seguridade Participacoes S/A (Insurance)*	75,345
37,400	Fleury SA (Health Care Equipment & Services)	175,913
4,421	Pagseguro Digital Ltd. Class A (Software & Services)*	202,217
14,118	Rede D’Or Sao Luiz SA (Health Care Equipment & Services)*(a)	186,869

		1,404,331

China – 32.1%
10,017	Alibaba Group Holding Ltd. ADR (Retailing)*	2,313,426
74,000	Alibaba Health Information Technology Ltd. (Health Care Equipment & Services)*	225,241
16,000	ANTA Sports Products Ltd. (Consumer Durables & Apparel)	285,415
48,000	China Mengniu Dairy Co. Ltd. (Food Products)*	256,901
103,000	China Merchants Bank Co. Ltd. Class H (Banks)	827,338
5,300	Contemporary Amperex Technology Co. Ltd. Class A (Capital Goods)	318,497
26,600	ENN Energy Holdings Ltd. (Utilities)	453,918
3,800	Gree Electric Appliances, Inc. of Zhuhai Class A (Consumer Durables & Apparel)	35,072
32,000	Hangzhou Robam Appliances Co. Ltd. Class A (Consumer Durables & Apparel)	189,275
19,600	Luxshare Precision Industry Co. Ltd. Class A (Technology Hardware & Equipment)	111,383
22,000	Meituan Class B (Retailing)*(a)	842,035
24,061	New Oriental Education & Technology Group, Inc. ADR (Consumer Services)*	367,171
73,000	Ping An Insurance Group Co. of China Ltd. Class H (Insurance)	795,866
7,400	SF Holding Co. Ltd. Class A (Transportation)	73,201
4,000	Silergy Corp. (Semiconductors & Semiconductor Equipment)	411,122
17,500	Sunny Optical Technology Group Co. Ltd. (Technology Hardware & Equipment)	424,238
25,900	Tencent Holdings Ltd. (Media & Entertainment)	2,066,096
123,000	Topsports International Holdings Ltd. (Retailing)(a)	165,568

Common Stocks – (continued)
China – (continued)
14,724	WuXi AppTec Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(a)	346,910
155,200	Yunnan Aluminium Co. Ltd. Class A (Materials)*	294,327
38,050	Zhejiang Sanhua Intelligent Controls Co. Ltd. Class A (Capital Goods)	125,424

		10,928,424

Czech Republic – 0.9%
80,989	Moneta Money Bank A/S (Banks)*(a)	300,778

Egypt – 0.2%
23,037	Commercial International Bank Egypt SAE (Banks)*	85,725

Greece – 0.9%
15,784	JUMBO SA (Retailing)	294,874

Hong Kong – 5.4%
59,800	AIA Group Ltd. (Insurance)	759,016
10,067	Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)	607,152
172,000	Sino Biopharmaceutical Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	184,576
15,500	Techtronic Industries Co. Ltd. (Capital Goods)	281,244

		1,831,988

India – 10.7%
5,256	Avenue Supermarts Ltd. (Food & Staples Retailing)*(a)	202,176
30,610	Crompton Greaves Consumer Electricals Ltd. (Consumer Durables & Apparel)	158,705
3,195	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	175,057
16,052	ICICI Lombard General Insurance Co. Ltd. (Insurance)(a)	305,988
5,089	Info Edge India Ltd. (Media & Entertainment)*	336,926
41,727	Infosys Ltd. ADR (Software & Services)	754,424
15,369	Kotak Mahindra Bank Ltd. (Banks)*	361,863
3,689	Larsen & Toubro Infotech Ltd. (Software & Services)(a)	193,445
3,538	Maruti Suzuki India Ltd. (Automobiles & Components)	307,824
12,956	SBI Life Insurance Co. Ltd. (Insurance)(a)	162,139
43,667	Tata Consumer Products Ltd. (Food Products)	394,036
45,040	Wipro Ltd. (Software & Services)	297,881

		3,650,464

Indonesia – 1.3%
201,300	Bank Central Asia Tbk. PT (Banks)	445,630

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Mexico – 2.8%
58,999	Arca Continental SAB de CV (Food Products)	$315,892
65,765	Kimberly-Clark de Mexico SAB de CV Class A (Household & Personal Products)	113,629
160,500	Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	525,387

		954,908

Peru – 0.3%
4,649	Intercorp Financial Services, Inc. (Banks)	119,293

Philippines – 0.2%
22,050	Jollibee Foods Corp. (Consumer Services)	80,598

Poland – 1.3%
8,423	InPost SA (Transportation)*	160,506
29,491	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	274,187

		434,693

Russia – 5.3%
70,870	Moscow Exchange MICEX-RTS PJSC (Diversified Financials)	166,673
5,982	Ozon Holdings plc ADR (Retailing)*	372,021
24,833	Sberbank of Russia PJSC ADR (Banks)	391,529
7,262	TCS Group Holding plc GDR (Banks)	420,035
6,830	Yandex NV Class A (Media & Entertainment)*	447,707

		1,797,965

Saudi Arabia – 0.7%
16,214	Saudi National Bank (Banks)*	245,575

South Africa – 2.3%
23,629	Clicks Group Ltd. (Food & Staples Retailing)	394,618
20,975	Mr Price Group Ltd. (Retailing)	262,395
7,481	Santam Ltd. (Insurance)*	132,293

		789,306

South Korea – 13.8%
4,064	LG Electronics, Inc. (Consumer Durables & Apparel)	570,960
1,713	NAVER Corp. (Media & Entertainment)	551,624
633	NCSoft Corp. (Media & Entertainment)	470,875
1,899	Orion Corp. (Food Products)	199,475
1,877	Pearl Abyss Corp. (Media & Entertainment)*	94,836
1,185	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	189,375
35,820	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	2,610,758

		4,687,903

Taiwan – 12.1%
52,440	Chailease Holding Co. Ltd. (Diversified Financials)	377,886

Common Stocks – (continued)
Taiwan – (continued)
3,000	Largan Precision Co. Ltd. (Technology Hardware & Equipment)	331,885
8,000	Nien Made Enterprise Co. Ltd. (Consumer Durables & Apparel)	129,043
1,098	Sea Ltd. ADR (Media & Entertainment)*	277,289
135,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,843,049
12,000	Win Semiconductors Corp. (Semiconductors & Semiconductor Equipment)	156,536

		4,115,688

Thailand – 1.6%
108,800	Airports of Thailand PCL (Transportation)	216,243
75,100	Kasikornbank PCL (Banks)	317,877

		534,120

United States – 0.7%
498	EPAM Systems, Inc. (Software & Services)*	227,959

TOTAL INVESTMENTS – 98.9%
(Cost $32,166,667)		$33,698,431

OTHER ASSETS IN EXCESS OF LIABILITIES – 1.1%		363,961

NET ASSETS – 100.0%		$34,062,392

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.6%
Denmark – 5.9%
19,357	Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*	$7,103,287
92,137	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	6,796,715

		13,900,002

Finland – 1.8%
72,200	Neste OYJ (Energy)	4,365,990

France – 7.2%
151,886	BNP Paribas SA (Banks)*	9,738,588
66,677	Vinci SA (Capital Goods)	7,316,452

		17,055,040

Germany – 2.9%
168,261	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	6,747,361

Japan – 14.9%
62,100	Hoya Corp. (Health Care Equipment & Services)	7,058,616
8,900	Keyence Corp. (Technology Hardware & Equipment)	4,272,472
37,200	Nidec Corp. (Capital Goods)	4,295,445
441,000	ORIX Corp. (Diversified Financials)	7,119,445
93,400	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	4,211,172
59,100	Shiseido Co. Ltd. (Household & Personal Products)	4,300,782
121,473	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	4,057,259

		35,315,191

Netherlands – 6.3%
147,612	Aalberts NV (Capital Goods)	7,974,872
39,424	Koninklijke DSM NV (Materials)	7,068,730

		15,043,602

Singapore – 2.2%
234,480	DBS Group Holdings Ltd. (Banks)	5,254,947

Spain – 13.2%
67,372	Amadeus IT Group SA (Software & Services)*	4,587,904
1,317,193	Banco Bilbao Vizcaya Argentaria SA (Banks)	7,375,733
166,812	Cellnex Telecom SA (Telecommunication Services)(a)	9,435,568
724,755	Iberdrola SA (Utilities)	9,794,310

		31,193,515

Sweden – 3.8%
149,657	Assa Abloy AB Class B (Capital Goods)(b)	4,266,659

Common Stocks – (continued)
Sweden – (continued)
48,749	Hexagon AB Class B (Technology Hardware & Equipment)(b)	4,656,452

		8,923,111

Switzerland – 9.1%
100,610	Nestle SA (Registered) (Food Products)	12,005,862
23,152	Zurich Insurance Group AG (Insurance)	9,498,307

		21,504,169

Taiwan – 1.9%
39,261	Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Semiconductors & Semiconductor Equipment)	4,583,329

United Kingdom – 24.0%
96,637	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	10,286,425
217,878	Compass Group plc (Consumer Services)*	4,739,779
1,335,838	DS Smith plc (Materials)	7,764,693
210,802	Experian plc (Commercial & Professional Services)	8,126,751
919,719	Informa plc (Media & Entertainment)*	7,149,086
69,010	InterContinental Hotels Group plc (Consumer Services)*	4,904,063
75,267	Reckitt Benckiser Group plc (Household & Personal Products)	6,701,599
1,040,954	Rentokil Initial plc (Commercial & Professional Services)	7,194,320

		56,866,716

United States – 3.4%
64,280	Ferguson plc (Capital Goods)	8,107,388

TOTAL COMMON STOCKS
(Cost $196,006,743)		$228,860,361

Shares	Dividend Rate	Value

Investment Company(c) – 2.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
6,495,914	0.026%	$6,495,914
(Cost $6,495,914)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $202,502,657)		$235,356,275

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(c) – 3.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
9,110,900	0.026%	$9,110,900
(Cost $9,110,900)

TOTAL INVESTMENTS – 103.1%
(Cost $211,613,557)		$244,467,175

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.1)%		(7,387,664)

NET ASSETS – 100.0%		$237,079,511

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Represents an Affiliated Issuer.

Investment Abbreviation:
ADR	—American Depositary Receipt

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 95.9%
Australia – 6.6%
45,260	Rio Tinto plc (Materials)	$3,790,854
304,950	Sydney Airport (Transportation)*	1,450,225

		5,241,079

Denmark – 2.2%
23,944	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,766,289

Finland – 4.1%
310,308	Nordea Bank Abp (Banks)	3,216,213

France – 17.3%
50,189	BNP Paribas SA (Banks)*	3,218,005
18,265	Gecina SA (REIT)	2,673,589
54,759	Klepierre SA (REIT)	1,453,366
23,164	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)(a)	2,428,569
10,045	Schneider Electric SE (Capital Goods)	1,602,739
21,424	Vinci SA (Capital Goods)	2,350,851

		13,727,119

Germany – 3.2%
38,795	Vonovia SE (Real Estate)	2,549,015

Italy – 4.8%
229,312	Enel SpA (Utilities)	2,276,915
150,791	UniCredit SpA (Banks)	1,548,924

		3,825,839

Japan – 5.3%
88,400	ORIX Corp. (Diversified Financials)	1,427,118
51,300	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,713,446
22,800	Trend Micro, Inc. (Software & Services)	1,085,255

		4,225,819

Netherlands – 6.6%
126,898	ING Groep NV (Banks)	1,621,121
656,168	Koninklijke KPN NV (Telecommunication Services)	2,263,528
69,351	Royal Dutch Shell plc Class A (Energy)	1,304,927

		5,189,576

Singapore – 3.5%
66,700	DBS Group Holdings Ltd. (Banks)	1,494,818
167,000	Singapore Exchange Ltd. (Diversified Financials)	1,308,228

		2,803,046

Spain – 4.0%
235,871	Iberdrola SA (Utilities)	3,187,551

Switzerland – 14.0%
20,479	Nestle SA (Registered) (Food Products)	2,443,773
5,787	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	1,887,464

Common Stocks – (continued)
Switzerland – (continued)
494	SGS SA (Registered) (Commercial & Professional Services)	1,461,699
24,091	Swiss Re AG (Insurance)	2,236,635
7,448	Zurich Insurance Group AG (Insurance)	3,055,606

		11,085,177

Taiwan – 2.9%
109,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,295,499

United Kingdom – 18.4%
29,846	AstraZeneca plc (Pharmaceuticals, Biotechnology & Life Sciences)	3,176,926
504,633	BP plc (Energy)	2,112,571
33,312	Coca-Cola European Partners plc (Food Products)	1,892,788
343,603	DS Smith plc (Materials)	1,997,227
158,946	National Grid plc (Utilities)	2,003,603
16,892	Reckitt Benckiser Group plc (Household & Personal Products)	1,504,024
32,758	Unilever plc (Household & Personal Products)	1,918,869

		14,606,008

United States – 3.0%
18,650	Ferguson plc (Capital Goods)	2,352,252

TOTAL COMMON STOCKS
(Cost $68,501,743)		$76,070,482

Shares	Dividend Rate	Value

Investment Company(b) – 2.8%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,255,309	0.026%	$2,255,309
(Cost $2,255,309)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $70,757,052)		$78,325,791

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(b) – 3.1%
Goldman Sachs Financial Square Government Fund – Institutional Shares
2,429,680	0.026%	$2,429,680
(Cost $2,429,680)

TOTAL INVESTMENTS – 101.8%
(Cost $73,186,732)		$80,755,471

LIABILITIES IN EXCESS OF OTHER ASSETS – (1.8)%		(1,418,842)

NET ASSETS – 100.0%		$79,336,629

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Represents an Affiliated Issuer.

Investment Abbreviation:
REIT	—Real Estate Investment Trust

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	ESG Emerging Markets Equity Fund
Assets:
Investments in unaffiliated issuers, at value (cost $130,608,030, $2,705,468,126 and $32,166,667)(a)	$159,439,527	$3,636,017,983	$33,698,431
Investments in affiliated issuers, at value (cost $4,000,662, $47,849,050 and $0)	4,000,662	47,849,050	—
Investments in affiliated securities lending reinvestment vehicle, at value (cost $1,720,700, $16,416,125 and $0)	1,720,700	16,416,125	—
Cash	579,805	9,325,680	—
Foreign currencies, at value (cost $32,019, $4,185,453 and $750,831)	32,850	4,166,476	749,735
Receivables:
Fund shares sold	687,621	10,676,649	64,181
Dividends	106,582	2,927,466	82,540
Reimbursement from investment adviser	19,582	—	25,053
Securities lending income	185	20,653	—
Investments sold	—	1,100,062	483,300
Due from broker	—	—	97,465
Foreign tax reclaims	—	106,770	9,200
Other assets	42,340	95,310	24,208
Total assets	166,629,854	3,728,702,224	35,234,113

Liabilities:
Payables:
Payable upon return of securities loaned	1,720,700	16,416,125	—
Management fees	131,229	2,566,965	29,632
Fund shares redeemed	106,806	1,656,502	532
Distribution and Service fees and Transfer Agency fees	11,551	240,431	2,902
Investments purchased	—	30,655,080	180,020
Due to custodian	—	—	882,513
Foreign capital gains taxes	—	15,033,284	30,193
Accrued expenses	189,179	665,933	45,929
Total liabilities	2,159,465	67,234,320	1,171,721

Net Assets:
Paid-in capital	131,094,518	2,816,647,430	28,996,584
Total distributable earnings (loss)	33,375,871	844,820,474	5,065,808
NET ASSETS	$164,470,389	$3,661,467,904	$34,062,392
Net Assets:
Class A	$24,874,892	$285,793,552	$4,413,277
Class C	1,256,120	36,444,269	441,991
Institutional	26,100,506	2,111,332,603	10,207,421
Service	—	31,823,027	—
Investor	2,707,781	253,228,423	1,278,617
Class R6	1,868,005	74,132,776	82,221
Class R	—	—	303,017
Class P	107,663,085	868,713,254	17,335,848
Total Net Assets	$164,470,389	$3,661,467,904	$34,062,392
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	634,583	9,823,636	307,613
Class C	36,250	1,411,065	31,251
Institutional	620,129	67,602,280	710,416
Service	—	1,132,009	—
Investor	64,767	8,170,606	89,007
Class R6	44,536	2,363,354	5,722
Class R	—	—	21,246
Class P	2,565,833	27,692,678	1,206,474
Net asset value, offering and redemption price per share:(b)
Class A	$39.20	$29.09	$14.35
Class C	34.65	25.83	14.14
Institutional	42.09	31.23	14.37
Service	—	28.11	—
Investor	41.81	30.99	14.37
Class R6	41.94	31.37	14.37
Class R	—	—	14.26
Class P	41.96	31.37	14.37

(a)	Includes loaned securities having a market value of $1,678,720 and $15,973,283 for the China Equity and Emerging Markets Equity Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the China Equity, Emerging Markets Equity and ESG Emerging Markets Equity Funds is $41.48, $30.78 and $15.19, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Assets and Liabilities (continued)

April 30, 2021 (Unaudited)

	International Equity ESG Fund	International Equity Income Fund
Assets:
Investments in unaffiliated issuers, at value (cost $196,006,743 and $68,501,743)(a)	$228,860,361	$76,070,482
Investments in affiliated issuers, at value (cost $6,495,914 and $2,255,309)	6,495,914	2,255,309
Investments in affiliated securities lending reinvestment vehicle, at value (cost $9,110, 900 and $2,429,680)	9,110,900	2,429,680
Cash	1,142,834	259,543
Foreign currencies, at value (cost $199,684 and $64,048)	197,782	64,362
Receivables:
Foreign tax reclaims	824,714	497,135
Dividends	659,199	256,144
Investments sold	595,089	—
Fund shares sold	393,357	172,423
Due from custodian	329,212	—
Reimbursement from investment adviser	41,442	31,392
Securities lending income	859	147
Other assets	46,600	40,281
Total assets	248,698,263	82,076,898

Liabilities:
Payables:
Payable upon return of securities loaned	9,110,900	2,429,680
Investments purchased	1,127,438	—
Fund shares redeemed	788,735	15,564
Management fees	157,515	51,236
Distribution and Service fees and Transfer Agency fees	29,459	10,346
Accrued expenses	404,705	233,443
Total liabilities	11,618,752	2,740,269

Net Assets:
Paid-in capital	194,543,566	71,865,673
Total distributable earnings (loss)	42,535,945	7,470,956
NET ASSETS	$237,079,511	$79,336,629
Net Assets:
Class A	$49,914,639	$18,721,064
Class C	9,831,310	1,899,220
Institutional	59,799,026	14,218,082
Service	51,458	—
Investor	7,833,240	13,541,414
Class R6	6,241,353	3,917,920
Class R	—	531,402
Class P	103,408,485	26,507,527
Total Net Assets	$237,079,511	$79,336,629
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	1,809,087	1,268,729
Class C	386,595	146,583
Institutional	2,116,918	911,249
Service	1,783	—
Investor	278,926	919,700
Class R6	222,172	251,493
Class R	—	35,841
Class P	3,681,396	1,702,707
Net asset value, offering and redemption price per share:(b)
Class A	$27.59	$14.76
Class C	25.43	12.96
Institutional	28.25	15.60
Service	28.86	—
Investor	28.08	14.72
Class R6	28.09	15.58
Class R	—	14.83
Class P	28.09	15.57

(a)	Includes loaned securities having a market value of $8,358,939 and $2,311,223 for the International Equity ESG and International Equity Income Funds, respectively.
(b)	Maximum public offering price per share for Class A Shares of the International Equity ESG and International Equity Income Funds is $29.20 and $15.62, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	China Equity Fund	Emerging Markets Equity Fund	ESG Emerging Markets Equity Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $11,471, $2,617,038 and $25,888)	$172,039	$16,994,369	$135,050

Securities lending income — affiliated issuer	4,986	128,355	—

Dividends — affiliated issuers	535	4,508	63

Total investment income	177,560	17,127,232	135,113

Expenses:

Management fees	666,462	15,931,140	120,008

Professional fees	65,334	60,245	59,094

Custody, accounting and administrative services	54,931	854,616	33,166

Registration fees	42,326	83,218	40,065

Transfer Agency fees(a)	38,278	935,783	6,706

Distribution and Service (12b-1) fees(a)	33,356	532,605	5,100

Printing and mailing costs	27,285	189,606	3,552

Trustee fees	9,484	11,480	9,407

Service fees — Class C	1,458	39,894	474

Shareholder administration fees — Service Shares	—	38,319	—

Other	30,518	92,651	18,741

Total expenses	969,432	18,769,557	296,313

Less — expense reductions	(165,184)	(861,231)	(150,203)

Net expenses	804,248	17,908,326	146,110

NET INVESTMENT LOSS	(626,688)	(781,094)	(10,997)

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	5,208,869	157,139,974	4,031,501

Foreign currency transactions	(28,454)	(1,243,402)	(13,675)

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in the foreign capital gains tax liability of $255,331, $8,702,095 and $17,639)	1,347,168	396,271,932	(3,619,935)

Foreign currency translation	257,718	(2,389,187)	5,578

Net realized and unrealized gain	6,785,301	549,779,317	403,469

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$6,158,613	$548,998,223	$392,472

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
China Equity	$28,982	$4,374	$—	$—	$18,549	$933	$3,620	$—	$1,908	$199	$—	$13,069
Emerging Markets Equity	374,617	119,683	38,305	—	239,757	25,533	381,250	6,131	167,638	10,027	—	105,447
ESG Emerging Markets Equity	2,944	1,420	—	736	1,884	303	2,372	—	580	12	235	1,320

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Operations (continued)

For the Six Months Ended April 30, 2021 (Unaudited)

	International Equity ESG Fund	International Equity Income Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $139,551 and $143,019)	$2,115,444	$1,472,392

Other income	183,537	79,591

Securities lending income — affiliated issuer	5,006	1,619

Dividends — affiliated issuers	756	167

Total investment income	2,304,743	1,553,769

Expenses:

Management fees	829,124	286,852

Distribution and Service (12b-1) fees(a)	96,188	28,084

Transfer Agency fees(a)	69,874	31,734

Professional fees	64,917	65,046

Registration fees	59,430	48,608

Custody, accounting and administrative services	52,987	53,350

Printing and mailing costs	36,414	30,153

Service fees — Class C	13,545	2,210

Trustee fees	9,510	9,453

Shareholder administration fees — Service Shares	50	—

Other	26,114	10,257

Total expenses	1,258,153	565,747

Less — expense reductions	(292,174)	(216,328)

Net expenses	965,979	349,419

NET INVESTMENT INCOME	1,338,764	1,204,350

Realized and unrealized gain:

Net realized gain from:

Investments — unaffiliated issuers	14,112,686	2,263,214

Foreign currency transactions	50,364	14,400

Net change in unrealized gain on:

Investments — unaffiliated issuers	29,217,764	13,481,028

Foreign currency translation	6,236	2,986

Net realized and unrealized gain	43,387,050	15,761,628

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$44,725,814	$16,965,978

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
International Equity ESG	$55,503	$40,635	$50	$—	$35,523	$8,669	$8,737	$8	$3,100	$541	$—	$13,296
International Equity Income	20,592	6,630	—	862	13,179	1,414	2,448	—	10,196	476	276	3,745

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets

	China Equity Fund		Emerging Markets Equity Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income (loss)	$(626,688)	$(14,269)	$(781,094)	$16,914,590

Net realized gain (loss)	5,180,415	6,711,266	155,896,572	(79,391,813)

Net change in unrealized gain	1,604,886	20,346,795	393,882,745	436,112,438

Net increase in net assets resulting from operations	6,158,613	27,043,792	548,998,223	373,635,215

Distributions to shareholders:

From distributable earnings:

Class A Shares	(1,032,658)	(80,753)	(195,130)	(2,087,916)

Class C Shares	(58,412)	—	—	(31,816)

Institutional Shares	(579,417)	(54,582)	(5,534,105)	(11,063,936)

Service Shares	—	—	—	(191,831)

Investor Shares	(88,975)	(1,881)	(461,894)	(1,412,911)

Class R6 Shares	(38,386)	(3,753)	(207,233)	(290,245)

Class P Shares	(3,246,437)	(459,995)	(1,905,776)	(4,624,350)

Total distributions to shareholders	(5,044,285)	(600,964)	(8,304,138)	(19,703,005)

From share transactions:

Proceeds from sales of shares	80,372,141	13,135,019	1,023,569,114	1,041,975,752

Reinvestment of distributions	4,973,744	595,251	7,511,354	17,567,215

Cost of shares redeemed	(10,142,087)	(25,971,258)	(360,184,467)	(738,651,137)

Net increase (decrease) in net assets resulting from share transactions	75,203,798	(12,240,988)	670,896,001	320,891,830

TOTAL INCREASE	76,318,126	14,201,840	1,211,590,086	674,824,040

Net Assets:

Beginning of period	88,152,263	73,950,423	2,449,877,818	1,775,053,778
End of period	$164,470,389	$88,152,263	$3,661,467,904	$2,449,877,818

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	ESG Emerging Markets Equity Fund		International Equity ESG Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income (loss)	$(10,997)	$18,075	$1,338,764	$511,517

Net realized gain (loss)	4,017,826	(173,222)	14,163,050	8,273,250

Net change in unrealized gain (loss)	(3,614,357)	1,644,696	29,224,000	(2,528,404)

Net increase in net assets resulting from operations	392,472	1,489,549	44,725,814	6,256,363

Distributions to shareholders:

From distributable earnings:

Class A Shares	—	(280)	(1,466)	(607,729)

Class C Shares	—	—	—	(117,372)

Institutional Shares	(30,382)	(64,061)	(91,491)	(161,245)

Service Shares	—	—	—	(65)

Investor Shares	(158)	(400)	(5,951)	(12,522)

Class R6 Shares	(237)	(471)	(7,594)	(9,509)

Class R Shares	—	(1,009)	—	—

Class P Shares	(586)	— (a)	(223,814)	(1,391,936)

Total distributions to shareholders	(31,363)	(66,221)	(330,316)	(2,300,378)

From share transactions:

Proceeds from sales of shares	3,720,393	728,979	74,029,812	30,746,192

Proceeds received in connection with merger	26,514,969	—	—	—

Reinvestment of distributions	31,363	66,221	327,944	2,269,283

Cost of shares redeemed	(5,812,893)	(249,783)	(16,228,089)	(25,612,098)

Net increase in net assets resulting from share transactions	24,453,832	545,417	58,129,667	7,403,377

TOTAL INCREASE	24,814,941	1,968,745	102,525,165	11,359,362

Net Assets:

Beginning of period	9,247,451	7,278,706	134,554,346	123,194,984
End of period	$34,062,392	$9,247,451	$237,079,511	$134,554,346

(a)	Commenced operations on January 21, 2020.

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Statements of Changes in Net Assets (continued)

	International Equity Income Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:

Net investment income	$1,204,350	$1,461,318

Net realized gain (loss)	2,277,614	(510,524)

Net change in unrealized gain (loss)	13,484,014	(9,050,670)

Net increase (decrease) in net assets resulting from operations	16,965,978	(8,099,876)

Distributions to shareholders:

From distributable earnings:

Class A Shares	(122,249)	(609,078)

Class C Shares	(8,350)	(54,686)

Institutional Shares	(94,905)	(341,933)

Investor Shares	(107,231)	(303,964)

Class R6 Shares	(26,523)	(32,808)

Class R Shares	(1,313)	(3,596)

Class P Shares	(223,051)	(1,237,682)

Total distributions to shareholders	(583,622)	(2,583,747)

From share transactions:

Proceeds from sales of shares	16,582,084	40,928,620

Reinvestment of distributions	579,625	2,561,342

Cost of shares redeemed	(11,676,787)	(35,481,004)

Net increase in net assets resulting from share transactions	5,484,922	8,008,958

TOTAL INCREASE (DECREASE)	21,867,278	(2,674,665)

Net Assets:

Beginning of period	57,469,351	60,144,016
End of period	$79,336,629	$57,469,351

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$36.99		$25.87	$23.13	$27.69	$21.08		$20.28

Net investment income (loss)(a)	(0.24)		(0.07)	0.04	0.05	(0.02	)(b)	(0.02)

Net realized and unrealized gain (loss)	4.42		11.35	4.23	(4.22)	6.63		0.82

Total from investment operations	4.18		11.28	4.27	(4.17)	6.61		0.80

Distributions to shareholders from net investment income	—		(0.16)	(0.04)	—	—		—

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	(0.39)	—		—

Total distributions	(1.97)		(0.16)	(1.53)	(0.39)	—		—

Net asset value, end of period	$39.20		$36.99	$25.87	$23.13	$27.69		$21.08

Total return(c)	11.65%		43.67%	19.54%	(15.32)%	31.36%		3.93%

Net assets, end of period (in 000s)	$24,875		$18,617	$13,397	$13,598	$16,860		$14,975

Ratio of net expenses to average net assets	1.45	%(d)	1.47%	1.51%	1.54%	1.55%		1.60%

Ratio of total expenses to average net assets	1.76	%(d)	2.11%	2.10%	1.91%	2.03%		2.18%

Ratio of net investment income (loss) to average net assets	(1.19	)%(d)	(0.24)%	0.17%	0.17%	(0.09	)%(b)	(0.08)%

Portfolio turnover rate(e)	15%		106%	20%	39%	89%		111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$33.03		$23.14	$20.95	$25.31	$19.41		$18.81

Net investment loss(a)	(0.34)		(0.26)	(0.14)	(0.13)	(0.17	)(b)	(0.15)

Net realized and unrealized gain (loss)	3.93		10.15	3.82	(3.84)	6.07		0.75

Total from investment operations	3.59		9.89	3.68	(3.97)	5.90		0.60

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	(0.39)	—		—

Net asset value, end of period	$34.65		$33.03	$23.14	$20.95	$25.31		$19.41

Total return(c)	11.24%		42.60%	18.66%	(15.94)%	30.35%		3.18%

Net assets, end of period (in 000s)	$1,256		$973	$896	$1,318	$1,732		$1,810

Ratio of net expenses to average net assets	2.20	%(d)	2.21%	2.27%	2.29%	2.30%		2.35%

Ratio of total expenses to average net assets	2.51	%(d)	2.85%	2.85%	2.66%	2.78%		2.93%

Ratio of net investment loss to average net assets	(1.94	)%(d)	(0.98)%	(0.63)%	(0.52)%	(0.79	)%(b)	(0.83)%

Portfolio turnover rate(e)	15%		106%	20%	39%	89%		111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$39.52		$27.63	$24.56	$29.28	$22.20		$21.27

Net investment income (loss)(a)	(0.19)		0.05	0.14	0.19	0.09	(b)	0.07

Net realized and unrealized gain (loss)	4.73		12.09	4.50	(4.51)	6.99		0.86

Total from investment operations	4.54		12.14	4.64	(4.32)	7.08		0.93

Distributions to shareholders from net investment income	—		(0.25)	(0.08)	(0.01)	—		—

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	(0.39)	—		—

Total distributions	(1.97)		(0.25)	(1.57)	(0.40)	—		—

Net asset value, end of period	$42.09		$39.52	$27.63	$24.56	$29.28		$22.20

Total return(c)	11.82%		44.13%	19.98%	(14.98)%	31.91%		4.31%

Net assets, end of period (in 000s)	$26,101		$10,824	$6,327	$6,997	$62,843		$56,077

Ratio of net expenses to average net assets	1.15	%(d)	1.15%	1.15%	1.15%	1.15%		1.20%

Ratio of total expenses to average net assets	1.37	%(d)	1.74%	1.71%	1.47%	1.63%		1.78%

Ratio of net investment income (loss) to average net assets	(0.87	)%(d)	0.17%	0.54%	0.63%	0.36	%(b)	0.32%

Portfolio turnover rate(e)	15%		106%	20%	39%	89%		111%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$39.28		$27.46	$24.41	$29.14	$22.12		$21.23

Net investment income (loss)(b)	(0.20)		0.01	0.09	0.15	0.06	(c)	0.06

Net realized and unrealized gain (loss)	4.70		12.03	4.50	(4.48)	6.96		0.83

Total from investment operations	4.50		12.04	4.59	(4.33)	7.02		0.89

Distributions to shareholders from net investment income	—		(0.22)	(0.05)	(0.01)	—		—

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	(0.39)	—		—

Total distributions	(1.97)		(0.22)	(1.54)	(0.40)	—		—

Net asset value, end of period	$41.81		$39.28	$27.46	$24.41	$29.14		$22.12

Total return(d)	11.79%		44.01%	19.86%	(15.11)%	31.74%		4.18%

Net assets, end of period (in 000s)	$2,708		$762	$226	$392	$136		$57

Ratio of net expenses to average net assets	1.20	%(e)	1.22%	1.27%	1.29%	1.30%		1.34%

Ratio of total expenses to average net assets	1.49	%(e)	1.86%	1.85%	1.63%	1.78%		1.93%

Ratio of net investment income (loss) to average net assets	(0.95	)%(e)	0.04%	0.35%	0.52%	0.24	%(c)	0.27%

Portfolio turnover rate(f)	15%		106%	20%	39%	89%		111%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.17% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		February 28, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$39.39		$27.54	$24.56	$30.83

Net investment income (loss)(a)	(0.19)		(0.02)	0.15	0.19

Net realized and unrealized gain (loss)	4.71		12.13	4.48	(6.46)

Total from investment operations	4.52		12.11	4.63	(6.27)

Distributions to shareholders from net investment income	—		(0.26)	(0.16)	—

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	—

Total distributions	(1.97)		(0.26)	(1.65)	—

Net asset value, end of period	$41.94		$39.39	$27.54	$24.56

Total return(b)	11.81%		44.15%	19.96%	(20.34)%

Net assets, end of period (in 000s)	$1,868		$631	$432	$8

Ratio of net expenses to average net assets	1.14	%(c)	1.14%	1.15%	1.15	%(c)

Ratio of total expenses to average net assets	1.36	%(c)	1.71%	1.70%	1.55	%(c)

Ratio of net investment income (loss) to average net assets	(0.87	)%(c)	(0.07)%	0.57%	1.00	%(c)

Portfolio turnover rate(d)	15%		106%	20%	39%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS CHINA EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs China Equity Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$39.40		$27.55	$24.57	$30.61

Net investment income (loss)(a)	(0.19)		0.01	0.14	0.09

Net realized and unrealized gain (loss)	4.72		12.10	4.49	(6.13)

Total from investment operations	4.53		12.11	4.63	(6.04)

Distributions to shareholders from net investment income	—		(0.26)	(0.16)	—

Distributions to shareholders from net realized gains	(1.97)		—	(1.49)	—

Total distributions	(1.97)		(0.26)	(1.65)	—

Net asset value, end of period	$41.96		$39.40	$27.55	$24.57

Total return(b)	11.80%		44.17%	19.98%	(19.73)%

Net assets, end of period (in 000s)	$107,663		$56,345	$52,673	$47,901

Ratio of net expenses to average net assets	1.14	%(c)	1.14%	1.15%	1.14	%(c)

Ratio of total expenses to average net assets	1.37	%(c)	1.71%	1.70%	1.77	%(c)

Ratio of net investment income (loss) to average net assets	(0.88	)%(c)	0.04%	0.55%	0.59	%(c)

Portfolio turnover rate(d)	15%		106%	20%	39%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$23.76		$20.35	$17.18	$20.91	$16.23		$14.75

Net investment income (loss)(a)	(0.05)		0.11	0.07	0.10	0.05	(b)	0.04

Net realized and unrealized gain (loss)	5.40		3.49	3.18	(3.69)	4.74		1.44

Total from investment operations	5.35		3.60	3.25	(3.59)	4.79		1.48

Distributions to shareholders from net investment income	(0.02)		(0.19)	(0.08)	(0.14)	(0.11)		—

Net asset value, end of period	$29.09		$23.76	$20.35	$17.18	$20.91		$16.23

Total return(c)	22.46%		17.77%	19.03%	(17.32)%	29.78%		10.01%

Net assets, end of period (in 000s)	$285,794		$247,765	$230,234	$152,596	$85,679		$59,593

Ratio of net expenses to average net assets	1.37	%(d)	1.49%	1.55%	1.56%	1.57%		1.65%

Ratio of total expenses to average net assets	1.47	%(d)	1.54%	1.58%	1.64%	1.75%		1.90%

Ratio of net investment income (loss) to average net assets	(0.32	)%(d)	0.51%	0.39%	0.46%	0.29	%(b)	0.27%

Portfolio turnover rate(e)	29%		31%	33%	52%	113%		92%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$21.16		$18.12	$15.34	$18.72	$14.53		$13.31

Net investment loss(a)	(0.14)		(0.06)	(0.06)	(0.05)	(0.09	)(b)	(0.06)

Net realized and unrealized gain (loss)	4.81		3.12	2.84	(3.30)	4.28		1.28

Total from investment operations	4.67		3.06	2.78	(3.35)	4.19		1.22

Distributions to shareholders from net investment income	—		(0.02)	—	(0.03)	—		—

Net asset value, end of period	$25.83		$21.16	$18.12	$15.34	$18.72		$14.53

Total return(c)	22.07%		16.85%	18.12%	(17.91)%	28.84%		9.14%

Net assets, end of period (in 000s)	$36,444		$23,425	$30,115	$33,252	$36,286		$30,104

Ratio of net expenses to average net assets	2.11	%(d)	2.24%	2.30%	2.31%	2.32%		2.40%

Ratio of total expenses to average net assets	2.22	%(d)	2.29%	2.33%	2.39%	2.50%		2.65%

Ratio of net investment loss to average net assets	(1.07	)%(d)	(0.34)%	(0.33)%	(0.25)%	(0.55	)%(b)	(0.48)%

Portfolio turnover rate(e)	29%		31%	33%	52%	113%		92%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$25.54		$21.85	$18.43	$22.40	$17.38		$15.75

Net investment income(a)	—	(b)	0.21	0.17	0.20	0.12	(c)	0.11

Net realized and unrealized gain (loss)	5.78		3.73	3.40	(3.96)	5.07		1.54

Total from investment operations	5.78		3.94	3.57	(3.76)	5.19		1.65

Distributions to shareholders from net investment income	(0.09)		(0.25)	(0.15)	(0.21)	(0.17)		(0.02)

Net asset value, end of period	$31.23		$25.54	$21.85	$18.43	$22.40		$17.38

Total return(d)	22.67%		18.11%	19.51%	(16.99)%	30.31%		10.43%

Net assets, end of period (in 000s)	$2,111,333		$1,479,859	$940,632	$678,197	$664,085		$445,019

Ratio of net expenses to average net assets	1.06	%(e)	1.16%	1.17%	1.17%	1.18%		1.25%

Ratio of total expenses to average net assets	1.10	%(e)	1.17%	1.19%	1.24%	1.36%		1.50%

Ratio of net investment income to average net assets	—	%(e)(f)	0.93%	0.84%	0.91%	0.63	%(c)	0.69%

Portfolio turnover rate(g)	29%		31%	33%	52%	113%		92%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	Amount is less than 0.005%.
(g)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$22.97		$19.68	$16.60	$20.21	$15.71		$14.29

Net investment income (loss)(a)	(0.07)		0.07	0.06	0.07	0.02	(b)	0.02

Net realized and unrealized gain (loss)	5.21		3.38	3.06	(3.56)	4.59		1.40

Total from investment operations	5.14		3.45	3.12	(3.49)	4.61		1.42

Distributions to shareholders from net investment income	—		(0.16)	(0.04)	(0.12)	(0.11)		—

Net asset value, end of period	$28.11		$22.97	$19.68	$16.60	$20.21		$15.71

Total return(c)	22.38%		17.55%	18.85%	(17.38)%	29.65%		9.91%

Net assets, end of period (in 000s)	$31,823		$26,329	$24,183	$19,922	$26,049		$19,069

Ratio of net expenses to average net assets	1.56	%(d)	1.65%	1.67%	1.67%	1.68%		1.75%

Ratio of total expenses to average net assets	1.60	%(d)	1.67%	1.69%	1.75%	1.86%		2.00%

Ratio of net investment income (loss) to average net assets	(0.50	)%(d)	0.35%	0.32%	0.36%	0.11	%(b)	0.17%

Portfolio turnover rate(e)	29%		31%	33%	52%	113%		92%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$25.33		$21.66	$18.28	$22.24	$17.27		$15.67

Net investment income (loss)(b)	(0.01)		0.16	0.12	0.17	0.13	(c)	0.08

Net realized and unrealized gain (loss)	5.74		3.73	3.38	(3.94)	5.01		1.53

Total from investment operations	5.73		3.89	3.50	(3.77)	5.14		1.61

Distributions to shareholders from net investment income	(0.07)		(0.22)	(0.12)	(0.19)	(0.17)		(0.01)

Net asset value, end of period	$30.99		$25.33	$21.66	$18.28	$22.24		$17.27

Total return(d)	22.65%		18.02%	19.31%	(17.07)%	30.11%		10.26%

Net assets, end of period (in 000s)	$253,228		$147,386	$135,484	$139,726	$62,974		$5,263

Ratio of net expenses to average net assets	1.11	%(e)	1.24%	1.30%	1.31%	1.31%		1.40%

Ratio of total expenses to average net assets	1.22	%(e)	1.29%	1.33%	1.38%	1.49%		1.64%

Ratio of net investment income (loss) to average net assets	(0.06	)%(e)	0.70%	0.58%	0.79%	0.67	%(c)	0.52%

Portfolio turnover rate(f)	29%		31%	33%	52%	113%		92%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017		2016
Per Share Data

Net asset value, beginning of period	$25.65		$21.94	$18.51	$22.41	$17.38		$15.74

Net investment income(a)	—	(b)	0.16	0.17	0.21	0.16	(c)	0.10

Net realized and unrealized gain (loss)	5.82		3.80	3.41	(4.00)	5.05		1.56

Total from investment operations	5.82		3.96	3.58	(3.79)	5.21		1.66

Distributions to shareholders from net investment income	(0.10)		(0.25)	(0.15)	(0.11)	(0.18)		(0.02)

Net asset value, end of period	$31.37		$25.65	$21.94	$18.51	$22.41		$17.38

Total return(d)	22.70%		18.13%	19.52%	(16.96)%	30.35%		10.52%

Net assets, end of period (in 000s)	$74,133		$53,424	$25,387	$37,865	$245		$5,012

Ratio of net expenses to average net assets	1.05	%(e)	1.15%	1.16%	1.16%	1.17%		1.23%

Ratio of total expenses to average net assets	1.09	%(e)	1.16%	1.18%	1.21%	1.35%		1.44%

Ratio of net investment income to average net assets	0.01	%(e)	0.71%	0.82%	0.99%	0.88	%(c)	0.57%

Portfolio turnover rate(f)	29%		31%	33%	52%	113%		92%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Reflects income recognized from special dividends which amounted to $0.04 per share and 0.19% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$25.65		$21.94	$18.51	$23.46

Net investment income(a)	—	(b)	0.19	0.17	0.10

Net realized and unrealized gain (loss)	5.82		3.77	3.41	(5.05)

Total from investment operations	5.82		3.96	3.58	(4.95)

Distributions to shareholders from net investment income	(0.10)		(0.25)	(0.15)	—

Net asset value, end of period	$31.37		$25.65	$21.94	$18.51

Total return(c)	22.69%		18.14%	19.47%	(21.06)%

Net assets, end of period (in 000s)	$868,713		$471,690	$389,019	$311,447

Ratio of net expenses to average net assets	1.04	%(d)	1.15%	1.16%	1.15	%(d)

Ratio of total expenses to average net assets	1.09	%(d)	1.15%	1.18%	1.24	%(d)

Ratio of net investment income to average net assets	0.01	%(d)	0.86%	0.82%	0.94	%(d)

Portfolio turnover rate(e)	29%		31%	33%	52%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.73		$9.95	$8.40	$10.00

Net investment income (loss)(a)	(0.03)		— (b)	0.04	0.03

Net realized and unrealized gain (loss)	2.65		1.84	1.53	(1.63)

Total from investment operations	2.62		1.84	1.57	(1.60)

Distributions to shareholders from net investment income	—		(0.06)	(0.02)	—

Net asset value, end of period	$14.35		$11.73	$9.95	$8.40

Total return(c)	22.34%		18.46%	18.74%	(16.00)%

Net assets, end of period (in 000s)	$4,413		$92	$50	$42

Ratio of net expenses to average net assets	1.46	%(d)	1.49%	1.60%	1.53	%(d)

Ratio of total expenses to average net assets	2.28	%(d)	6.33%	7.73%	10.28	%(d)

Ratio of net investment income (loss) to average net assets	(0.36	)%(d)	0.02%	0.44%	0.64	%(d)

Portfolio turnover rate(e)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.61		$9.87	$8.37	$10.00

Net investment loss(a)	(0.08)		(0.09)	(0.03)	—	(b)

Net realized and unrealized gain (loss)	2.61		1.83	1.53	(1.63)

Total from investment operations	2.53		1.74	1.50	(1.63)

Net asset value, end of period	$14.14		$11.61	$9.87	$8.37

Total return(c)	21.79%		17.58%	17.92%	(16.30)%

Net assets, end of period (in 000s)	$442		$58	$49	$42

Ratio of net expenses to average net assets	2.19	%(d)	2.24%	2.35%	2.28	%(d)

Ratio of total expenses to average net assets	3.15	%(d)	6.94%	8.49%	11.03	%(d)

Ratio of net investment loss to average net assets	(1.14	)%(d)	(0.84)%	(0.31)%	(0.11	)%(d)

Portfolio turnover rate(e)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.77		$9.98	$8.41	$10.00

Net investment income (loss)(a)	—	(b)	0.03	0.08	0.04

Net realized and unrealized gain (loss)	2.64		1.85	1.53	(1.63)

Total from investment operations	2.64		1.88	1.61	(1.59)

Distributions to shareholders from net investment income	(0.04)		(0.09)	(0.04)	—

Net asset value, end of period	$14.37		$11.77	$9.98	$8.41

Total return(c)	22.45%		18.91%	19.26%	(15.90)%

Net assets, end of period (in 000s)	$10,207		$8,631	$6,912	$5,679

Ratio of net expenses to average net assets	1.13	%(d)	1.14%	1.21%	1.14	%(d)

Ratio of total expenses to average net assets	2.78	%(d)	5.83%	7.31%	9.89	%(d)

Ratio of net investment income (loss) to average net assets	(0.05	)%(d)	0.26%	0.85%	1.03	%(d)

Portfolio turnover rate(e)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Investor Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.76		$9.97	$8.41	$10.00

Net investment income (loss)(a)	(0.01)		0.02	0.06	0.03

Net realized and unrealized gain (loss)	2.65		1.85	1.53	(1.62)

Total from investment operations	2.64		1.87	1.59	(1.59)

Distributions to shareholders from net investment income	(0.03)		(0.08)	(0.03)	—

Net asset value, end of period	$14.37		$11.76	$9.97	$8.41

Total return(b)	22.47%		18.79%	19.03%	(15.90)%

Net assets, end of period (in 000s)	$1,279		$59	$50	$42

Ratio of net expenses to average net assets	1.21	%(c)	1.24%	1.35%	1.28	%(c)

Ratio of total expenses to average net assets	2.09	%(c)	5.94%	7.49%	10.03	%(c)

Ratio of net investment income (loss) to average net assets	(0.12	)%(c)	0.15%	0.69%	0.89	%(c)

Portfolio turnover rate(d)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.77		$9.98	$8.41	$10.00

Net investment income (loss)(a)	—	(b)	0.03	0.08	0.04

Net realized and unrealized gain (loss)	2.64		1.85	1.53	(1.63)

Total from investment operations	2.64		1.88	1.61	(1.59)

Distributions to shareholders from net investment income	(0.04)		(0.09)	(0.04)	—

Net asset value, end of period	$14.37		$11.77	$9.98	$8.41

Total return(c)	22.46%		18.92%	19.26%	(15.90)%

Net assets, end of period (in 000s)	$82		$65	$50	$42

Ratio of net expenses to average net assets	1.12	%(d)	1.13%	1.20%	1.13	%(d)

Ratio of total expenses to average net assets	2.90	%(d)	5.84%	7.34%	9.88	%(d)

Ratio of net investment income (loss) to average net assets	(0.04	)%(d)	0.26%	0.84%	1.04	%(d)

Portfolio turnover rate(e)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		May 31, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.68		$9.94	$8.39	$10.00

Net investment income (loss)(a)	(0.04)		(0.03)	0.01	0.02

Net realized and unrealized gain (loss)	2.62		1.83	1.55	(1.63)

Total from investment operations	2.58		1.80	1.56	(1.61)

Distributions to shareholders from net investment income	—		(0.06)	(0.01)	—

Net asset value, end of period	$14.26		$11.68	$9.94	$8.39

Total return(b)	22.09%		18.11%	18.57%	(16.10)%

Net assets, end of period (in 000s)	$303		$255	$167	$42

Ratio of net expenses to average net assets	1.71	%(c)	1.74%	1.92%	1.78	%(c)

Ratio of total expenses to average net assets	3.56	%(c)	6.53%	7.68%	10.53	%(c)

Ratio of net investment income (loss) to average net assets	(0.63	)%(c)	(0.34)%	0.06%	0.39	%(c)

Portfolio turnover rate(d)	94%		28%	57%	23%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS ESG EMERGING MARKETS EQUITY FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs ESG Emerging Markets Equity Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		January 31, 2020* to October 31, 2020
Per Share Data

Net asset value, beginning of period	$11.77		$10.87

Net investment income (loss)(a)	—	(b)	0.03

Net realized and unrealized gain	2.64		0.87

Total from investment operations	2.64		0.90

Distributions to shareholders from net investment income	(0.04)		—

Net asset value, end of period	$14.37		$11.77

Total return(c)	22.48%		8.28%

Net assets, end of period (in 000s)	$17,336		$86

Ratio of net expenses to average net assets	1.12	%(d)	1.08	%(d)

Ratio of total expenses to average net assets	1.88	%(d)	6.51	%(d)

Ratio of net investment income (loss) to average net assets	(0.01	)%(d)	0.30	%(d)

Portfolio turnover rate(e)	94%		28%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.01		$20.67	$17.88	$19.92	$16.61	$17.98

Net investment income(a)	0.14		0.04	0.28	0.22	0.14	0.48	(b)

Net realized and unrealized gain (loss)	6.44		0.66	2.76	(2.01)	3.63	(1.65)

Total from investment operations	6.58		0.70	3.04	(1.79)	3.77	(1.17)

Distributions to shareholders from net investment income	—	(c)	(0.36)	(0.25)	(0.25)	(0.46)	(0.20)

Net asset value, end of period	$27.59		$21.01	$20.67	$17.88	$19.92	$16.61

Total return(d)	31.39%		3.30%	17.33%	(9.11)%	23.29%	(6.54)%

Net assets, end of period (in 000s)	$49,915		$33,927	$35,181	$34,602	$38,330	$38,152

Ratio of net expenses to average net assets	1.18	%(e)	1.20%	1.26%	1.29%	1.30%	1.30%

Ratio of total expenses to average net assets	1.51	%(e)	1.69%	1.69%	1.58%	1.63%	1.62%

Ratio of net investment income to average net assets	1.02	%(e)	0.21%	1.52%	1.11%	0.78%	2.86	%(b)

Portfolio turnover rate(f)	25%		55%	41%	38%	116%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Amount is less than $0.005 per share.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of year	$19.44		$19.16	$16.49	$18.39	$15.37	$16.67

Net investment income (loss)(a)	0.02		(0.10)	0.13	0.07	0.02	0.32	(b)

Net realized and unrealized gain (loss)	5.97		0.60	2.58	(1.86)	3.35	(1.53)

Total from investment operations	5.99		0.50	2.71	(1.79)	3.37	(1.21)

Distributions to shareholders from net investment income	—		(0.22)	(0.04)	(0.11)	(0.35)	(0.09)

Total distributions	—		(0.22)	(0.04)	—	—	—

Net asset value, end of year	$25.43		$19.44	$19.16	$16.49	$18.39	$15.37

Total return(c)	30.88%		2.53%	16.49%	(9.79)%	22.40%	(7.27)%

Net assets, end of year (in 000s)	$9,831		$9,369	$10,400	$9,985	$15,681	$15,577

Ratio of net expenses to average net assets	1.93	%(d)	1.95%	2.01%	2.04%	2.05%	2.05%

Ratio of total expenses to average net assets	2.27	%(d)	2.44%	2.44%	2.33%	2.37%	2.37%

Ratio of net investment income (loss) to average net assets	0.06	%(d)	(0.54)%	0.78%	0.40%	0.12%	2.05	%(b)

Portfolio turnover rate(e)	25%		55%	41%	38%	116%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the year, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the year and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.53		$21.17	$18.23	$20.30	$16.93	$18.34

Net investment income(a)	0.22		0.15	0.29	0.40	0.22	0.47	(b)

Net realized and unrealized gain (loss)	6.57		0.63	2.89	(2.14)	3.69	(1.60)

Total from investment operations	6.79		0.78	3.18	(1.74)	3.91	(1.13)

Distributions to shareholders from net investment income	(0.07)		(0.42)	(0.24)	(0.33)	(0.54)	(0.28)

Net asset value, end of period	$28.25		$21.53	$21.17	$18.23	$20.30	$16.93

Total return(c)	31.62%		3.62%	17.76%	(8.76)%	23.78%	(6.21)%

Net assets, end of period (in 000s)	$59,799		$23,137	$7,660	$6,835	$127,403	$201,746

Ratio of net expenses to average net assets	0.86	%(d)	0.86%	0.90%	0.90%	0.90%	0.90%

Ratio of total expenses to average net assets	1.14	%(d)	1.33%	1.31%	1.17%	1.22%	1.21%

Ratio of net investment income to average net assets	1.54	%(d)	0.72%	1.49%	1.94%	1.22%	2.76	%(b)

Portfolio turnover rate(e)	25%		55%	41%	38%	116%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

52	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$22.00		$21.63	$18.70	$20.68	$16.79	$18.05

Net investment income(a)	0.09		0.01	0.28	0.22	0.13	0.47	(b)

Net realized and unrealized gain (loss)	6.77		0.70	2.88	(2.10)	3.76	(1.67)

Total from investment operations	6.86		0.71	3.16	(1.88)	3.89	(1.20)

Distributions to shareholders from net investment income	—		(0.34)	(0.23)	(0.10)	—	(0.06)

Net asset value, end of period	$28.86		$22.00	$21.63	$18.70	$20.68	$16.79

Total return(c)	31.30%		3.16%	17.20%	(9.14)%	23.17%	(6.66)%

Net assets, end of period (in 000s)	$51		$4	$4	$4	$4	$32

Ratio of net expenses to average net assets	1.36	%(d)	1.34%	1.36%	1.34%	1.39%	1.41%

Ratio of total expenses to average net assets	1.64	%(d)	1.79%	1.75%	1.58%	1.66%	1.72%

Ratio of net investment income to average net assets	0.55	%(d)	0.07%	1.44%	1.07%	0.71%	2.77	%(b)

Portfolio turnover rate(e)	25%		55%	41%	38%	116%	78%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	53

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$21.41		$21.06	$18.20	$20.23	$16.86	$18.25

Net investment income(b)	0.28		0.09	0.36	0.24	0.27	0.45	(c)

Net realized and unrealized gain (loss)	6.46		0.68	2.78	(2.02)	3.60	(1.60)

Total from investment operations	6.74		0.77	3.14	(1.78)	3.87	(1.15)

Distributions to shareholders from net investment income	(0.07)		(0.42)	(0.28)	(0.25)	(0.50)	(0.24)

Net asset value, end of period	$28.08		$21.41	$21.06	$18.20	$20.23	$16.86

Total return(d)	31.55%		3.56%	17.64%	(8.92)%	23.63%	(6.34)%

Net assets, end of period (in 000s)	$7,833		$1,298	$492	$421	$1,009	$749

Ratio of net expenses to average net assets	0.93	%(e)	0.95%	1.00%	1.04%	1.05%	1.05%

Ratio of total expenses to average net assets	1.25	%(e)	1.44%	1.44%	1.34%	1.39%	1.36%

Ratio of net investment income to average net assets	1.96	%(e)	0.44%	1.87%	1.20%	1.50%	2.62	%(c)

Portfolio turnover rate(f)	25%		55%	41%	38%	116%	78%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(d)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(e)	Annualized.
(f)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

54	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				February 26, 2016* to October 31, 2016
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$21.41		$21.06	$18.23	$20.30	$16.93	$15.87

Net investment income(a)	0.25		0.14	0.45	0.31	0.22	0.21	(b)

Net realized and unrealized gain (loss)	6.50		0.64	2.71	(2.05)	3.69	0.85

Total from investment operations	6.75		0.78	3.16	(1.74)	3.91	1.06

Distributions to shareholders from net investment income	(0.07)		(0.43)	(0.33)	(0.33)	(0.54)	—

Net asset value, end of period	$28.09		$21.41	$21.06	$18.23	$20.30	$16.93

Total return(c)	31.62%		3.63%	17.76%	(8.74)%	23.80%	6.68%

Net assets, end of period (in 000s)	$6,241		$1,981	$470	$11	$12	$11

Ratio of net expenses to average net assets	0.85	%(d)	0.85%	0.90%	0.89%	0.89%	0.89	%(d)

Ratio of total expenses to average net assets	1.13	%(d)	1.32%	1.31%	1.18%	1.22%	1.19	%(d)

Ratio of net investment income to average net assets	1.77	%(d)	0.69%	2.35%	1.53%	1.21%	1.83	%(b)(d)

Portfolio turnover rate(e)	25%		55%	41%	38%	116%	78%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Reflects income recognized from a corporate action which amounted to $0.28 per share and 1.63% of average net assets.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	55

GOLDMAN SACHS INTERNATIONAL EQUITY ESG FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity ESG Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$21.42		$21.05	$18.23	$20.84

Net investment income(a)	0.19		0.11	0.36	0.06

Net realized and unrealized gain (loss)	6.55		0.69	2.79	(2.67)

Total from investment operations	6.74		0.80	3.15	(2.61)

Distributions to shareholders from net investment income	(0.07)		(0.43)	(0.33)	—

Net asset value, end of period	$28.09		$21.42	$21.05	$18.23

Total return(b)	31.61%		3.67%	17.73%	(12.52)%

Net assets, end of period (in 000s)	$103,408		$64,838	$68,987	$94,972

Ratio of net expenses to average net assets	0.85	%(c)	0.86%	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	1.13	%(c)	1.30%	1.29%	1.22	%(c)

Ratio of net investment income to average net assets	1.37	%(c)	0.55%	1.88%	0.59	%(c)

Portfolio turnover rate(d)	25%		55%	41%	38%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

56	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.54		$13.50	$13.25	$14.50	$11.99	$12.95

Net investment income(a)	0.22		0.23	0.37	0.37	0.17	0.18

Net realized and unrealized gain (loss)	3.10		(1.69)	1.53	(1.36)	2.58	(1.04)

Total from investment operations	3.32		(1.46)	1.90	(0.99)	2.75	(0.86)

Distributions to shareholders from net investment income	(0.10)		(0.50)	(0.36)	(0.26)	(0.24)	(0.10)

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.10)		(0.50)	(1.65)	(0.26)	(0.24)	(0.10)

Net asset value, end of period	$14.76		$11.54	$13.50	$13.25	$14.50	$11.99

Total return(b)	28.87%		(11.23)%	16.95%	(6.98)%	23.38%	(6.69)%

Net assets, end of period (in 000s)	$18,721		$13,669	$16,711	$15,844	$17,937	$18,301

Ratio of net expenses to average net assets	1.20	%(c)	1.23%	1.25%	1.26%	1.30%	1.30%

Ratio of total expenses to average net assets	1.81	%(c)	1.92%	2.16%	1.90%	1.88%	1.76%

Ratio of net investment income to average net assets	3.02	%(c)	1.87%	2.99%	2.54%	1.32%	1.47%

Portfolio turnover rate(d)	23%		51%	27%	87%	32%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	57

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.14		$11.89	$11.88	$12.98	$10.75	$11.62

Net investment income(a)	0.14		0.13	0.25	0.25	0.07	0.08

Net realized and unrealized gain (loss)	2.74		(1.50)	1.34	(1.22)	2.31	(0.94)

Total from investment operations	2.88		(1.37)	1.59	(0.97)	2.38	(0.86)

Distributions to shareholders from net investment income	(0.06)		(0.38)	(0.29)	(0.13)	(0.15)	(0.01)

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.06)		(0.38)	(1.58)	(0.13)	(0.15)	(0.01)

Net asset value, end of period	$12.96		$10.14	$11.89	$11.88	$12.98	$10.75

Total return(b)	28.42%		(11.88)%	16.01%	(7.59)%	22.44%	(7.37)%

Net assets, end of period (in 000s)	$1,899		$1,514	$1,638	$1,673	$3,770	$3,974

Ratio of net expenses to average net assets	1.95	%(c)	1.97%	2.00%	2.01%	2.05%	2.05%

Ratio of total expenses to average net assets	2.56	%(c)	2.67%	2.91%	2.63%	2.63%	2.51%

Ratio of net investment income to average net assets	2.17	%(c)	1.19%	2.24%	1.89%	0.58%	0.74%

Portfolio turnover rate(d)	23%		51%	27%	87%	32%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

58	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$12.20		$14.26	$13.88	$15.20	$12.56	$13.56

Net investment income(a)	0.26		0.31	0.42	0.49	0.23	0.23

Net realized and unrealized gain (loss)	3.27		(1.80)	1.63	(1.46)	2.70	(1.08)

Total from investment operations	3.53		(1.49)	2.05	(0.97)	2.93	(0.85)

Distributions to shareholders from net investment income	(0.13)		(0.57)	(0.38)	(0.35)	(0.29)	(0.15)

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.13)		(0.57)	(1.67)	(0.35)	(0.29)	(0.15)

Net asset value, end of period	$15.60		$12.20	$14.26	$13.88	$15.20	$12.56

Total return(b)	29.00%		(10.86)%	17.29%	(6.59)%	23.88%	(6.31)%

Net assets, end of period (in 000s)	$14,218		$10,051	$5,232	$2,666	$40,667	$42,191

Ratio of net expenses to average net assets	0.84	%(c)	0.85%	0.88%	0.87%	0.90%	0.90%

Ratio of total expenses to average net assets	1.44	%(c)	1.55%	1.79%	1.42%	1.49%	1.36%

Ratio of net investment income to average net assets	3.48	%(c)	2.36%	3.13%	3.19%	1.71%	1.84%

Portfolio turnover rate(d)	23%		51%	27%	87%	32%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	59

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.52		$13.51	$13.25	$14.51	$12.00	$12.97

Net investment income(b)	0.23		0.29	0.34	0.40	0.24	0.21

Net realized and unrealized gain (loss)	3.09		(1.72)	1.59	(1.35)	2.54	(1.04)

Total from investment operations	3.32		(1.43)	1.93	(0.95)	2.78	(0.83)

Distributions to shareholders from net investment income	(0.12)		(0.56)	(0.38)	(0.31)	(0.27)	(0.14)

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.12)		(0.56)	(1.67)	(0.31)	(0.27)	(0.14)

Net asset value, end of period	$14.72		$11.52	$13.51	$13.25	$14.51	$12.00

Total return(c)	28.89%		(10.99)%	17.21%	(6.74)%	23.75%	(6.43)%

Net assets, end of period (in 000s)	$13,541		$8,958	$3,515	$349	$426	$471

Ratio of net expenses to average net assets	0.95	%(d)	0.98%	1.09%	1.01%	1.05%	1.05%

Ratio of total expenses to average net assets	1.56	%(d)	1.71%	1.98%	1.65%	1.64%	1.51%

Ratio of net investment income to average net assets	3.23	%(d)	2.39%	2.67%	2.78%	1.85%	1.71%

Portfolio turnover rate(e)	23%		51%	27%	87%	32%	68%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

60	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,				February 26, 2016* to October 31, 2016
			2020	2019	2018	2017
Per Share Data

Net asset value, beginning of period	$12.18		$14.25	$13.87	$15.20	$12.56	$11.85

Net investment income(a)	0.26		0.28	0.49	0.45	0.16	0.20

Net realized and unrealized gain (loss)	3.27		(1.78)	1.57	(1.43)	2.77	0.51

Total from investment operations	3.53		(1.50)	2.06	(0.98)	2.93	0.71

Distributions to shareholders from net investment income	(0.13)		(0.57)	(0.39)	(0.35)	(0.29)	—

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.13)		(0.57)	(1.68)	(0.35)	(0.29)	—

Net asset value, end of period	$15.58		$12.18	$14.25	$13.87	$15.20	$12.56

Total return(b)	29.06%		(10.93)%	17.41%	(6.62)%	23.91%	5.99%

Net assets, end of period (in 000s)	$3,918		$2,304	$332	$68	$72	$11

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.86%	0.86%	0.89%	0.89	%(c)

Ratio of total expenses to average net assets	1.43	%(c)	1.59%	1.80%	1.51%	1.43%	1.35	%(c)

Ratio of net investment income to average net assets	3.49	%(c)	2.22%	3.74%	2.99%	1.16%	2.33	%(c)

Portfolio turnover rate(d)	23%		51%	27%	87%	32%	68%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	61

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.60		$13.55	$13.32	$14.59	$12.08	$13.00

Net investment income(a)	0.28		0.24	0.36	0.34	0.14	0.12

Net realized and unrealized gain (loss)	3.04		(1.74)	1.52	(1.37)	2.59	(1.01)

Total from investment operations	3.32		(1.50)	1.88	(1.03)	2.73	(0.89)

Distributions to shareholders from net investment income	(0.09)		(0.45)	(0.36)	(0.24)	(0.22)	(0.03)

Distributions to shareholders from net realized gains	—		—	(1.29)	—	—	—

Total distributions	(0.09)		(0.45)	(1.65)	(0.24)	(0.22)	(0.03)

Net asset value, end of period	$14.83		$11.60	$13.55	$13.32	$14.59	$12.08

Total return(b)	28.65%		(11.44)%	16.63%	(7.19)%	22.99%	(6.87)%

Net assets, end of period (in 000s)	$531		$173	$73	$84	$44	$28

Ratio of net expenses to average net assets	1.45	%(c)	1.48%	1.50%	1.51%	1.55%	1.55%

Ratio of total expenses to average net assets	2.03	%(c)	2.19%	2.40%	2.18%	2.12%	2.01%

Ratio of net investment income to average net assets	3.82	%(c)	1.96%	2.90%	2.38%	1.05%	0.99%

Portfolio turnover rate(d)	23%		51%	27%	87%	32%	68%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

62	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INCOME FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Income Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$12.17		$14.23	$13.86	$15.62

Net investment income(a)	0.25		0.30	0.44	0.16

Net realized and unrealized gain (loss)	3.28		(1.79)	1.61	(1.84)

Total from investment operations	3.53		(1.49)	2.05	(1.68)

Distributions to shareholders from net investment income	(0.13)		(0.57)	(0.39)	(0.08)

Distributions to shareholders from net realized gains	—		—	(1.29)	—

Total distributions	(0.13)		(0.57)	(1.68)	(0.08)

Net asset value, end of period	$15.57		$12.17	$14.23	$13.86

Total return(b)	29.08%		(10.89)%	17.34%	(10.76)%

Net assets, end of period (in 000s)	$26,508		$20,799	$32,643	$30,930

Ratio of net expenses to average net assets	0.83	%(c)	0.84%	0.85%	0.84	%(c)

Ratio of total expenses to average net assets	1.43	%(c)	1.51%	1.76%	1.84	%(c)

Ratio of net investment income to average net assets	3.31	%(c)	2.33%	3.37%	2.00	%(c)

Portfolio turnover rate(d)	23%		51%	27%	87%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	63

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
China Equity	A, C, Institutional, Investor, R6 and P	Diversified
Emerging Markets Equity	A, C, Institutional, Service, Investor, R6 and P	Non-diversified
ESG Emerging Markets Equity	A, C, Institutional, Investor, R6, R and P	Non-diversified
International Equity ESG	A, C, Institutional, Service, Investor, R6 and P	Diversified
International Equity Income	A, C, Institutional, Investor, R6, R and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the, “Agreement”) with the Trust.

Pursuant to an Agreement and Plan of Reorganization (the “Reorganization Agreement”) approved by the Trust’s Board of Trustees, all of the assets and liabilities of the Goldman Sachs Imprint Emerging Markets Opportunities Fund (the “Acquired Fund”) were transferred to the Goldman Sachs ESG Emerging Markets Equity Fund (the “Survivor Fund”) as of the close of business on January 22, 2021 (the “Reorganization”). As part of the Reorganization, holders of Class A, Class C, Institutional, Investor, Class R6 and Class P Shares of the Acquired Fund respectively received Class A, Class C, Institutional, Investor, Class R6 and Class P Shares of the Survivor Fund, in an amount equal to the aggregate net asset value of his or her investment in the Acquired Fund. The exchange was a tax-free event to shareholders and the Survivor Fund was the accounting survivor in the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

64

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid according to following schedule.

Fund	Income Distributions Declared/Paid	Capital Gains Distributions Declared/Paid
China Equity	Annually	Annually
Emerging Markets Equity	Annually	Annually
ESG Emerging Markets Equity	Annually	Annually
International Equity ESG	Annually	Annually
International Equity Income	Semi-Annually	Annually

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety. The levels used for classifying investments are not necessarily an

65

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Underlying Funds (including Money Market Funds) — Underlying funds (“Underlying Funds”) include other investment companies and exchange-traded funds (“ETFs”). Investments in the Underlying Funds (except ETFs) are valued at the NAV per share on the day of valuation. ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Because the Funds invest in Underlying Funds that fluctuate in value, the Funds’ shares will correspondingly fluctuate in value. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. For information regarding an Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation

66

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments classified in the fair value hierarchy as of April 30, 2021:

CHINA EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$10,438,998	$149,000,529	$—

Investment Company	4,000,662	—	—

Securities Lending Reinvestment Vehicle	1,720,700	—	—

Total	$16,160,360	$149,000,529	$—

EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$37,725,967	$48,515,580	$—

Asia	417,888,575	2,611,669,278	—

Europe	27,703,134	97,147,119	—

North America	77,084,294	14,620,022	—

South America	208,532,262	19,810,659	—

Exchange Traded Fund	75,321,093	—	—

Investment Company	47,849,050	—	—

Securities Lending Reinvestment Vehicle	16,416,125	—	—

Total	$908,520,500	$2,791,762,658	$—

ESG EMERGING MARKETS EQUITY

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$526,911	$348,120	$—

Asia	5,198,338	23,120,017	—

Europe	160,506	869,839	—

North America	1,182,867	—	—

South America	2,291,833	—	—

Total	$9,360,455	$24,337,976	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

67

GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY ESG

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$4,583,329	$40,570,138	$—

Europe	—	175,599,506	—

North America	—	8,107,388	—

Investment Company	6,495,914	—	—

Securities Lending Reinvestment Vehicle	9,110,900	—	—

Total	$20,190,143	$224,277,032	$—

INTERNATIONAL EQUITY INCOME

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$—	$9,324,364	$—

Australia and Oceania	—	5,241,079	—

Europe	1,892,788	57,259,999	—

North America	—	2,352,252	—

Investment Company	2,255,309	—	—

Securities Lending Reinvestment Vehicle	2,429,680	—	—

Total	$6,577,777	$74,177,694	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.

For further information regarding security characteristics, see the Schedules of Investments.

4. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
China Equity	1.00%	0.90%	0.86%	0.84%	0.82%	1.00%	1.00%
Emerging Markets Equity	1.02	1.02	0.92	0.87	0.85	0.98	0.94	(1)
ESG Emerging Markets Equity	0.98	0.98	0.88	0.84	0.82	0.97	0.97
International Equity ESG	0.85	0.77	0.73	0.71	0.70	0.85	0.82	(2)
International Equity Income	0.80	0.72	0.68	0.67	0.66	0.80	0.80

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.
(1)	Effective February 26, 2021, GSAM agreed to waive a portion of its management fee in order to achieve an effective net management fee rate of 0.90% as an annual percentage of the average daily net assets of the Fund. This waiver will be effective through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.
(2)	GSAM agreed to waive a portion of its management fee equal to 0.03% as an annual percentage of average daily net assets of the Fund. This waiver will be effective through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangement without approval of the Trustees.

The China Equity, Emerging Markets Equity, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2021, GSAM waived $967, $8,321, $101, $1,461 and $383 of the China Equity, Emerging Markets Equity, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds’ management fees, respectively.

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
China Equity	$4,411	$—
Emerging Markets Equity	9,120	—
International Equity ESG	2,389	617
International Equity Income	492	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares. Goldman Sachs has agreed to waive a portion of its transfer agency fee equal to 0.07%, 0.06% and 0.04% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares, as applicable, of the China Equity Fund, Emerging Markets Equity Fund and ESG Emerging Markets Equity Fund, respectively, through at least February 28, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Goldman Sachs also agreed to waive a portion of its transfer agency fee equal to 0.05% as an annual percentage rate of the average daily net assets attributable to Class A, Class C and Investor Shares of the International Equity ESG Fund through at least February 28, 2022, and prior to such date, Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees. Effective February 26, 2021, Goldman Sachs agreed to waive a portion of its transfer agency fee equal to 0.03% as an annual percentage rate of the average daily net assets attributable to Class A, Class C, Investor and Class R Shares of the International Equity Income Fund through at least February 28, 2022, and prior to such date Goldman Sachs may not terminate the arrangement without the approval of the Board of Trustees.

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for the China Equity, Emerging Markets Equity, ESG Emerging Markets Equity, International Equity ESG and International Equity Income Funds are 0.114%, 0.104%, 0.124%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2022 and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

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4. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Transfer Agency Waiver/Credits	Other Expense Reimbursement	Total Expense Reductions
China Equity	$967	$9,358	$154,859	$165,184
Emerging Markets Equity	698,888	162,343	—	861,231
ESG Emerging Markets Equity	101	751	149,351	150,203
International Equity ESG	30,724	14,779	246,671	292,174
International Equity Income	383	1,743	214,202	216,328

G.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021 the facility was $700,000,000.

H.  Other Transactions with Affiliates — For the six months ended April 30, 2021, Goldman Sachs earned $115 and $387 in brokerage commissions from portfolio transactions, on behalf of the Emerging Markets Equity and International Equity ESG Funds, respectively.

The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2021:

Fund	Beginning Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
China Equity	$2,236,989	$37,325,614	$(35,561,941)	$4,000,662	4,000,662	$535
Emerging Markets Equity	12,529,663	697,167,834	(661,848,447)	47,849,050	47,849,050	4,508
ESG Emerging Markets Equity	122,590	4,432,384	(4,554,974)	—	—	63
International Equity ESG	1,007,817	66,873,861	(61,385,764)	6,495,914	6,495,914	756
International Equity Income	—	16,213,007	(13,957,698)	2,255,309	2,255,309	167

As of April 30, 2021, The Goldman Sachs Group, Inc. was the beneficial owner of the following Funds:

Fund	Class C	Institutional	Investor	Class R6	Class R
ESG Emerging Markets Equity	16%	63%	6%	89%	24%

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
China Equity	$86,406,764	$19,077,872
Emerging Markets Equity	1,551,986,189	920,813,077
ESG Emerging Markets Equity	22,897,800	24,728,605
International Equity ESG	103,425,465	46,550,003
International Equity Income	19,120,156	15,969,389

6. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross

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6. SECURITIES LENDING (continued)

amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

Each of the China Equity, Emerging Markets Equity, International Equity ESG and International Equity Income Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2021		Amount Payable to Goldman Sachs upon Return of Securities Loaned as of April 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
China Equity	$554	$1,489	$—
Emerging Markets Equity	13,982	10,334	23,625
International Equity ESG	567	2,737	—
International Equity Income	196	—	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2021.

Fund	Beginning Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2021
China Equity	$—	$19,555,620	$(17,834,920)	$1,720,700
Emerging Markets Equity	20,507,250	341,090,252	(345,181,377)	16,416,125
International Equity ESG	—	20,869,402	(11,758,502)	9,110,900
International Equity Income	—	4,299,659	(1,869,979)	2,429,680

7. TAX INFORMATION

As of the Funds’ most recent fiscal year ended October 31, 2020, the Funds’ capital loss carryforwards on a tax basis were as follows:

	China Equity	Emerging Markets Equity	ESG Emerging Markets Equity	International Equity ESG	International Equity Income
Capital loss carryforwards:
Perpetual Long-term	$—	$(96,750,777)	$(25,954)	$(5,741,444)	$(739,157)
Perpetual Short-term	—	(121,438,569)	(404,822)	—	(2,526,997)
Total capital loss carryforwards	$—	$(218,189,346)	$(430,776)	$(5,741,444)	$(3,266,154)

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. TAX INFORMATION (continued)

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	China Equity	Emerging Markets Equity	ESG Emerging Markets Equity	International Equity ESG	International Equity Income
Tax cost	$136,356,172	$2,777,082,506	$32,186,399	$211,691,829	$73,287,952
Gross unrealized gain	33,158,031	1,017,145,494	2,408,759	33,803,931	10,786,431
Gross unrealized loss	(4,353,314)	(93,944,842)	(896,727)	(1,028,585)	(3,318,912)
Net unrealized gain	$28,804,717	$923,200,652	$1,512,032	$32,775,346	$7,467,519

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

8. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Dividend-Paying Investments Risk — A Fund’s investments in dividend-paying securities could cause a Fund to underperform other funds. Securities that pay dividends, as a group, can fall out of favor with the market, causing such securities to underperform securities that do not pay dividends. Depending upon market conditions and political and legislative responses to such conditions, dividend-paying securities that meet a Fund’s investment criteria may not be widely available and/or may be highly concentrated in only a few market sectors. In addition, issuers that have paid regular dividends or distributions to shareholders may not continue to do so at the same level or at all in the future. This may limit the ability of a Fund to produce current income.

ESG Standards Risk — The ESG Emerging Markets Equity and International Equity ESG Funds’ adherence to their environmental, social and governance (“ESG”) criteria and the application of GSAM’s supplemental ESG analysis when selecting investments may affect the Funds’ exposure to certain companies, sectors, regions, and countries and may affect the Funds’ performance depending on whether such investments are in or out of favor. For example, the Funds will not seek to invest in companies that GSAM believes have adverse social or environmental impacts (i.e., gambling, alcohol, tobacco, coal or weapons companies), and the Funds will not seek to invest in companies that GSAM believes show inadequate governance standards (e.g., certain state-owned enterprises).

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be

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8. OTHER RISKS (continued)

subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Geographic Risk — If a Fund focuses its investments in securities of issuers located in a particular country or geographic region, the Fund may be subjected, to a greater extent than if its investments were less focused, to the risks of volatile economic cycles and/or conditions and developments that may be particular to that country or region, such as: adverse securities markets; adverse exchange rates; adverse social, political, regulatory, economic, business, environmental or other developments; or natural disasters.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, including an ETF, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund. ETFs are subject to risks that do not apply to conventional mutual funds, including but not limited to, the following: (i) the market price of the ETF’s shares may trade at a premium or a discount to their NAV; and (ii) an active trading market for an ETF’s shares may not develop or be maintained.

Issuer Concentration Risk — The Funds may invest in a relatively small number of issuers. As a result, they may be subject to greater risks than a fund that invests in a greater number of issuers. A change in the value of any single investment held by the Funds may affect the overall value of the Funds more than it would affect a mutual fund that holds more investments. In particular, the Funds may be more susceptible to adverse developments affecting any single issuer in the Funds and may be susceptible to greater losses because of these developments.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

8. OTHER RISKS (continued)

an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity and ESG Emerging Markets Equity Funds are non-diversified, meaning that they are permitted to invest a larger percentage of their assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

9. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

10. OTHER MATTERS

Mergers and Reorganizations — On October 16, 2020, the Trustees approved an Agreement and Plan of Reorganization (the “Reorganization Agreement”) providing for the tax-free acquisition of the Goldman Sachs Imprint Emerging Markets Opportunities Fund (the “Acquired Fund”) by the Goldman Sachs ESG Emerging Markets Equity Fund (the “Survivor Fund”). The acquisition was completed on January 22, 2021.

Pursuant to the Reorganization Agreement, the assets and liabilities of the Acquired Fund’s Shares were transferred in exchange for the Survivor Fund’s Shares, in a tax-free exchange as follows:

Survivor/Acquired Fund	Exchanged Shares of Survivor Fund	Value of Exchanged Shares	Acquired Fund’s Shares Outstanding as of January 22, 2021
ESG Emerging Markets Equity Class A/Imprint Emerging Markets Opportunities Class A	273,310	$4,187,103	372,157
ESG Emerging Markets Equity Class C/Imprint Emerging Markets Opportunities Class C	60,820	920,201	86,095
ESG Emerging Markets Equity Institutional/Imprint Emerging Markets Opportunities Institutional	283,218	4,341,741	384,429
ESG Emerging Markets Equity Investor/Imprint Emerging Markets Opportunities Investor	84,748	1,299,196	114,814
ESG Emerging Markets Equity Class R6/Imprint Emerging Markets Opportunities Class R6	757	11,598	1,027
ESG Emerging Markets Equity Class P/Imprint Emerging Markets Opportunities Class P	1,027,732	15,755,130	1,396,979

The financial statements reflect the operations of the Survivor Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Assuming the acquisition had been completed on November 1, 2020, the Survivor Fund’s pro forma results of operations for the six months ended April 30, 2021, are as follows:

Net investment income	$199,780	(a)
Net realized and unrealized gain on investments	$14,845,523	(b)
Net increase in net assets resulting from operations	$15,045,303

(a)	$(10,997) net investment loss as reported at April 30, 2021, plus $12,271 from Acquired Fund pre-reorganization net investment income, plus $62,233 in lower net advisory fees, plus $136,273 of pro-forma eliminated other expenses.
(b)	$4,017,826 realized gains as reported at April 30, 2021, plus $1,531,411 pro-forma April 30, 2021 unrealized appreciation, plus $6,080,110 net realized gains as reported at January 22, 2021, plus $3,216,176 in net unrealized appreciation from Acquired Fund pre-reorganization.

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10. OTHER MATTERS (continued)

Because the combined investment portfolios have been managed as a single integrated Fund since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings the Imprint Emerging Markets Opportunities Fund would have included in its Statement of Operations since January 22, 2021.

The following chart shows the Survivor Fund’s and Acquired Fund’s aggregate net assets (immediately before and after the completion of the acquisition) and the Acquired Fund’s unrealized appreciation:

Survivor/Acquired Fund	Survivor Fund’s Aggregate Net Assets before acquisition	Acquired Fund’s Aggregate Net Assets before acquisition	Survivor Fund’s Aggregate Net Assets immediately after acquisition	Acquired Fund’s Unrealized Depreciation	Acquired Fund’s Capital Loss Carryforward*
ESG Emerging Markets Equity /Imprint Emerging Markets Opportunities	$12,273,371	$26,514,969	$38,788,340	$3,216,244	$(60,795,038)

*	Due to Fund reorganizations, utilization of acquired losses may be substantially limited under the Code.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	China Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	184,261	$7,577,829	126,767	$3,726,193
Reinvestment of distributions	26,855	987,442	2,829	77,404
Shares redeemed	(79,886)	(3,169,886)	(144,100)	(4,115,802)
	131,230	5,395,385	(14,504)	(312,205)
Class C Shares
Shares sold	10,558	373,844	7,071	201,260
Reinvestment of distributions	1,789	58,335	—	—
Shares redeemed	(5,557)	(192,841)	(16,327)	(473,003)
	6,790	239,338	(9,256)	(271,743)
Institutional Shares
Shares sold	383,507	17,178,165	171,199	5,264,520
Reinvestment of distributions	14,051	554,169	1,791	52,218
Shares redeemed	(51,339)	(2,197,558)	(128,069)	(3,966,257)
	346,219	15,534,776	44,921	1,350,481
Investor Shares
Shares sold	84,300	3,700,900	13,372	508,441
Reinvestment of distributions	2,271	88,975	65	1,881
Shares redeemed	(41,200)	(1,674,743)	(2,262)	(75,838)
	45,371	2,115,132	11,175	434,484
Class R6 Shares
Shares sold	31,099	1,409,801	11,308	379,882
Reinvestment of distributions	977	38,386	129	3,753
Shares redeemed	(3,569)	(150,420)	(11,089)	(320,448)
	28,507	1,297,767	348	63,187
Class P Shares
Shares sold	1,119,623	50,131,602	86,171	3,054,723
Reinvestment of distributions	82,585	3,246,437	15,824	459,995
Shares redeemed	(66,394)	(2,756,639)	(583,781)	(17,019,910)
	1,135,814	50,621,400	(481,786)	(13,505,192)

NET INCREASE (DECREASE)	1,693,931	$75,203,798	(449,102)	$(12,240,988)

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	2,226,243	$64,918,046	2,462,958	$48,455,389
Reinvestment of distributions	6,822	187,599	93,742	2,010,764
Shares redeemed	(2,835,348)	(82,853,921)	(3,442,074)	(71,345,232)
	(602,283)	(17,748,276)	(885,374)	(20,879,079)
Class C Shares
Shares sold	476,542	12,567,520	167,066	3,138,281
Reinvestment of distributions	—	—	1,430	27,481
Shares redeemed	(172,426)	(4,445,194)	(723,449)	(13,083,010)
	304,116	8,122,326	(554,953)	(9,917,248)
Institutional Shares
Shares sold	16,332,481	513,334,633	35,242,475	734,989,856
Reinvestment of distributions	161,320	4,755,711	392,564	9,021,135
Shares redeemed	(6,843,834)	(210,205,984)	(20,736,403)	(433,521,965)
	9,649,967	307,884,360	14,898,636	310,489,026
Service Shares
Shares sold	99,591	2,819,885	113,209	2,233,782
Reinvestment of distributions	—	—	9,144	189,825
Shares redeemed	(113,848)	(3,203,623)	(204,734)	(4,190,686)
	(14,257)	(383,738)	(82,381)	(1,767,079)
Investor Shares
Shares sold	3,155,045	97,669,739	3,533,113	78,698,214
Reinvestment of distributions	15,778	461,818	61,914	1,412,269
Shares redeemed	(818,682)	(25,653,169)	(4,030,866)	(84,519,615)
	2,352,141	72,478,388	(435,839)	(4,409,132)
Class R6 Shares
Shares sold	635,670	19,820,521	1,428,465	36,234,602
Reinvestment of distributions	6,770	200,450	12,192	281,391
Shares redeemed	(361,970)	(11,366,189)	(514,852)	(11,661,753)
	280,470	8,654,782	925,805	24,854,240
Class P Shares
Shares sold	9,967,595	312,438,770	6,573,745	138,225,628
Reinvestment of distributions	64,362	1,905,776	200,362	4,624,350
Shares redeemed	(729,715)	(22,456,387)	(6,114,209)	(120,328,876)
	9,302,242	291,888,159	659,898	22,521,102

NET INCREASE	21,272,396	$670,896,001	14,525,792	$320,891,830

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	ESG Emerging Markets Equity Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	40,734	$605,653	10,017	$98,475
Reinvestment of distributions	—	—	26	280
Shares redeemed	(14,310)	(207,130)	(7,198)	(80,289)
Shares issued in connection with merger	273,310	4,187,103	—	—
	299,734	4,585,626	2,845	18,466
Class C Shares
Shares sold	185	2,688	—	—
Shares redeemed	(34,754)	(510,880)	—	—
Shares issued in connection with merger	60,820	920,201	—	—
	26,251	412,009	—	—
Institutional Shares
Shares sold	37,268	548,664	52,136	490,982
Reinvestment of distributions	2,172	30,382	6,049	64,061
Shares redeemed	(345,804)	(5,007,919)	(17,033)	(168,319)
Shares issued in connection with merger	283,218	4,341,741	—	—
	(23,146)	(87,132)	41,152	386,724
Investor Shares
Reinvestment of distributions	12	158	38	400
Shares redeemed	(811)	(11,429)	—	—
Shares issued in connection with merger	84,748	1,299,196	—	—
	83,949	1,287,925	38	400
Class R6 Shares
Shares sold	210	2,968	475	5,046
Reinvestment of distributions	17	237	44	471
Shares redeemed	(804)	(12,380)	(2)	(23)
Shares issued in connection with merger	757	11,598	—	—
	180	2,423	517	5,494
Class R Shares
Shares sold	741	10,450	4,997	50,471
Reinvestment of distributions	—	—	96	1,009
Shares redeemed	(1,319)	(17,717)	(110)	(1,147)
	(578)	(7,267)	4,983	50,333
Class P Shares(a)
Shares sold	174,370	2,549,970	7,349	84,005
Reinvestment of distributions	42	586	—	—
Shares redeemed	(3,018)	(45,438)	(1)	(5)
Shares issued in connection with merger	1,027,732	15,755,130	—	—
	1,199,126	18,260,248	7,348	84,000

NET INCREASE	1,585,516	$24,453,832	56,883	$545,417

(a)	Commenced operations on January 21, 2020.

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity ESG Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	318,398	$8,448,455	133,274	$2,734,925
Reinvestment of distributions	54	1,408	27,677	588,138
Shares redeemed	(123,835)	(3,265,388)	(248,525)	(4,878,188)
	194,617	5,184,475	(87,574)	(1,555,125)
Class C Shares
Shares sold	59,355	1,441,309	19,627	367,338
Reinvestment of distributions	—	—	5,908	116,869
Shares redeemed	(154,685)	(3,776,024)	(86,523)	(1,656,334)
	(95,330)	(2,334,715)	(60,988)	(1,172,127)
Institutional Shares
Shares sold	1,289,384	34,931,630	1,052,903	19,020,799
Reinvestment of distributions	3,345	89,177	6,917	150,244
Shares redeemed	(250,282)	(6,821,574)	(347,165)	(7,495,026)
	1,042,447	28,199,233	712,655	11,676,017
Service Shares
Shares sold	3,936	110,757	—	—
Reinvestment of distributions	—	—	2	65
Shares redeemed	(2,346)	(66,438)	—	—
	1,590	44,319	2	65
Investor Shares
Shares sold	230,064	6,248,674	66,005	1,397,732
Reinvestment of distributions	225	5,951	580	12,522
Shares redeemed	(11,995)	(326,620)	(29,298)	(530,767)
	218,294	5,928,005	37,287	879,487
Class R6 Shares
Shares sold	144,928	3,940,270	84,465	1,603,333
Reinvestment of distributions	286	7,594	441	9,509
Shares redeemed	(15,540)	(423,013)	(14,745)	(302,157)
	129,674	3,524,851	70,161	1,310,685
Class P Shares
Shares sold	702,888	18,908,717	270,153	5,622,065
Reinvestment of distributions	8,443	223,814	64,471	1,391,936
Shares redeemed	(57,565)	(1,549,032)	(583,528)	(10,749,626)
	653,766	17,583,499	(248,904)	(3,735,625)

NET INCREASE	2,145,058	$58,129,667	422,639	$7,403,377

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Income Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	187,661	$2,657,460	182,716	$2,311,853
Reinvestment of distributions	8,608	118,462	45,006	589,936
Shares redeemed	(111,985)	(1,573,347)	(281,009)	(3,466,530)
	84,284	1,202,575	(53,287)	(564,741)
Class C Shares
Shares sold	18,910	235,993	71,007	804,995
Reinvestment of distributions	689	8,350	4,588	52,816
Shares redeemed	(22,244)	(271,602)	(64,144)	(659,312)
	(2,645)	(27,259)	11,451	198,499
Institutional Shares
Shares sold	449,102	6,676,060	896,612	12,181,396
Reinvestment of distributions	6,517	94,695	25,127	341,008
Shares redeemed	(368,370)	(5,445,034)	(464,524)	(5,770,660)
	87,249	1,325,721	457,215	6,751,744
Investor Shares
Shares sold	339,233	4,643,030	1,087,266	13,736,169
Reinvestment of distributions	7,815	107,231	24,347	303,964
Shares redeemed	(205,306)	(2,869,079)	(593,946)	(7,217,787)
	141,742	1,881,182	517,667	6,822,346
Class R6 Shares
Shares sold	83,239	1,198,044	193,200	2,347,482
Reinvestment of distributions	1,828	26,523	2,506	32,808
Shares redeemed	(22,776)	(324,961)	(29,776)	(375,534)
	62,291	899,606	165,930	2,004,756
Class R Shares
Shares sold	23,114	321,948	16,916	181,068
Reinvestment of distributions	95	1,313	249	3,128
Shares redeemed	(2,318)	(32,813)	(7,586)	(83,968)
	20,891	290,448	9,579	100,228
Class P Shares
Shares sold	57,301	849,549	829,756	9,365,657
Reinvestment of distributions	15,383	223,051	89,109	1,237,682
Shares redeemed	(78,912)	(1,159,951)	(1,503,307)	(17,907,213)
	(6,228)	(87,351)	(584,442)	(7,303,874)

NET INCREASE	387,584	$5,484,922	524,113	$8,008,958

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

Special Meetings (the “Meetings”) of Goldman Sachs Trust were held on January 8, 2021 and April 9, 2021 for shareholders of the Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs ESG Emerging Markets Equity Fund, respectively, to consider and act upon proposals below. At the Meetings, the shareholders of the Goldman Sachs Emerging Markets Equity Fund and Goldman Sachs ESG Emerging Markets Equity Fund approved a change to each Fund’s sub-classification under the Act from “diversified” to “non-diversified.” Each Fund’s shareholders voted as follows:

To approve a change to each respective Fund’s sub-classification under the Investment
Company Act of 1940 from “diversified” to “non-diversified” and to eliminate any related fundamental investment restriction for each Fund.

	For	Against	Abstain

Emerging Markets Equity	54,147,052.258	318,187.273	324,780.199

ESG Emerging Markets Equity	1,264,988.450	11,826.993	14,371.458

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS FUNDAMENTAL EQUITY INTERNATIONAL FUNDS

Fund Expenses — Six Month Period Ended April 30, 2021  (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C and Service Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2020 through April 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fee or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	China Equity Fund				Emerging Markets Equity Fund				ESG Emerging Markets Equity Fund				International Equity ESG Fund				International Equity Income Fund
Share Class	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*

Class A
Actual	$1,000	$1,116.50		$7.61	$1,000	$1,224.60		$7.56	$1,000	$1,223.40		$7.99	$1,000	$1,313.90		$6.77	$1,000	$1,288.70		$6.87
Hypothetical 5% return	1,000	1,017.60	+	7.25	1,000	1,018.00	+	6.85	1,000	1,017.60	+	7.25	1,000	1,018.94	+	5.91	1,000	1,018.79	+	6.06
Class C
Actual	1,000	1,112.40		11.52	1,000	1,220.70		11.62	1,000	1,217.90		12.04	1,000	1,308.80		11.05	1,000	1,284.20		11.04
Hypothetical 5% return	1,000	1,013.88	+	10.99	1,000	1,014.33	+	10.54	1,000	1,013.93	+	10.94	1,000	1,015.22	+	9.64	1,000	1,015.12	+	9.74
Institutional
Actual	1,000	1,118.20		6.04	1,000	1,226.70		5.85	1,000	1,224.50		6.23	1,000	1,316.20		4.94	1,000	1,290.00		4.83
Hypothetical 5% return	1,000	1,019.09	+	5.76	1,000	1,019.54	+	5.31	1,000	1,019.19	+	5.66	1,000	1,020.53	+	4.31	1,000	1,020.58	+	4.26
Service
Actual	N/A	N/A		N/A	1,000	1,223.80		8.60	N/A	N/A		N/A	1,000	1,313.00		7.80	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,017.06	+	7.80	N/A	N/A		N/A	1,000	1,018.05	+	6.81	N/A	N/A		N/A
Investor
Actual	1,000	1,117.90		6.30	1,000	1,226.50		6.13	1,000	1,224.70		6.67	1,000	1,315.50		5.34	1,000	1,288.90		5.45
Hypothetical 5% return	1,000	1,018.84	+	6.01	1,000	1,019.29	+	5.56	1,000	1,018.79	+	6.06	1,000	1,020.18	+	4.66	1,000	1,020.03	+	4.81
Class R6
Actual	1,000	1,118.10		5.99	1,000	1,227.00		5.80	1,000	1,224.60		6.18	1,000	1,316.20		4.88	1,000	1,290.60		4.77
Hypothetical 5% return	1,000	1,019.14	+	5.71	1,000	1,019.59	+	5.26	1,000	1,019.24	+	5.61	1,000	1,020.58	+	4.26	1,000	1,020.63	+	4.21
Class R
Actual	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,220.90		9.42	N/A	N/A		N/A	1,000	1,286.50		8.22
Hypothetical 5% return	N/A	N/A		N/A	N/A	N/A		N/A	1,000	1,016.31	+	8.55	N/A	N/A		N/A	1,000	1,017.60	+	7.25
Class P
Actual	1,000	1,118.00		5.99	1,000	1,226.90		5.74	1,000	1,224.80		6.18	1,000	1,316.10		4.88	1,000	1,290.80		4.77
Hypothetical 5% return	1,000	1,019.14		5.71	1,000	1,019.64	+	5.21	1,000	1,019.24	+	5.61	1,000	1,020.58	+	4.26	1,000	1,020.63	+	4.21

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.
*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
China Equity	1.45%	2.20%	1.15%	N/A	1.20%	1.14%	N/A	1.14%
Emerging Markets Equity	1.37	2.11	1.06	1.56%	1.11	1.05	N/A	1.04
ESG Emerging Markets Equity	1.45	2.19	1.13	N/A	1.21	1.12	1.71%	1.12
International Equity ESG	1.18	1.93	0.86	1.36	0.93	0.85	N/A	0.85
International Equity Income	1.21	1.95	0.85	N/A	0.96	0.84	1.45	0.84

85

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission (“SEC”) web site at http://www.sec.gov.

The Funds will file portfolio holdings information for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are as of April 30, 2021 and may not be representative of future investments. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 242247-OTU-1430286 EQINTEMESAR-21

Goldman Sachs Funds

Semi-Annual Report	April 30, 2021

International Equity Insights Funds
Emerging Markets Equity Insights
International Equity Insights
International Small Cap Insights

Goldman Sachs International Equity

Insights Funds

∎	EMERGING MARKETS EQUITY INSIGHTS

∎	INTERNATIONAL EQUITY INSIGHTS

∎	INTERNATIONAL SMALL CAP INSIGHTS

NOT FDIC-INSURED	May Lose Value	No Bank Guarantee

FUND BASICS

Emerging Markets Equity Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI Emerging Markets Standard Index (Net, USD, Unhedged)[2]

Class A	25.74%	22.95%
Class C	25.25	22.95
Institutional	25.97	22.95
Investor	25.96	22.95
Class R6	26.00	22.95
Class R	25.62	22.95
Class P	26.00	22.95

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI Emerging Markets Standard Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure equity market performance of emerging markets. As of April 30, 2021, the MSCI® Emerging Markets Standard Index (Net, USD, Unhedged) consists of the following 26 emerging market country indices: Argentina, Brazil, Chile, China, Colombia, Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Malaysia, Mexico, Pakistan, Peru, the Philippines, Poland, Qatar, Russia, Saudi Arabia, South Africa, Korea, Kuwait, Taiwan, Thailand, Turkey and the United Arab Emirates. The MSCI® Emerging Markets Standard Index (Net, USD, Unhedged) figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[1]

Holding	% of Net Assets	Line of Business	Country

Tencent Holdings Ltd.	5.7%	Media & Entertainment	China
Alibaba Group Holding Ltd. ADR	4.5	Retailing	China
Taiwan Semiconductor Manufacturing Co. Ltd.	4.2	Semiconductors & Semiconductor Equipment	Taiwan
Samsung Electronics Co. Ltd.	4.1	Technology Hardware & Equipment	South Korea
China Construction Bank Corp. Class H	2.2	Banks	China
Vale SA ADR	1.9	Materials	Brazil
JD.com, Inc. ADR	1.9	Retailing	China
Bank of China Ltd. Class H	1.8	Banks	China
Sberbank of Russia PJSC	1.8	Banks	Russia
Industrial & Commercial Bank of China Ltd. Class H	1.7	Banks	China

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

1

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[2]

As of April 30, 2021

[2]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 0.6% of the Fund’s net assets at April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

2

FUND BASICS

International Equity Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® EAFE Standard Index (Net, USD, Unhedged)[2]

Class A	27.58%	28.84%
Class C	27.09	28.84
Institutional	27.77	28.84
Service	27.47	28.84
Investor	27.73	28.84
Class R6	27.81	28.84
Class R	27.43	28.84
Class P	27.75	28.84

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The unmanaged MSCI® EAFE Standard Index (Net, USD, Unhedged) is a market capitalization-weighted composite of securities in 21 developed markets. As of April 30, 2021, the MSCI® EAFE Standard Index (Net, USD, Unhedged) consists of the following 21 developed countries: Australia, Austria, Belgium, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, the Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland and the United Kingdom. The MSCI® EAFE Standard Index (Net, USD, Unhedged) figures do not reflect any deduction for fees, expenses or taxes. It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[1]

Holding	% of Net Assets	Line of Business	Country

ASML Holding NV	2.6%	Semiconductors & Semiconductor Equipment	Netherlands
AIA Group Ltd.	1.8	Insurance	Hong Kong
LVMH Moet Hennessy Louis Vuitton SE	1.4	Consumer Durables & Apparel	France
Sony Group Corp.	1.4	Consumer Durables & Apparel	Japan
L’Oreal SA	1.3	Household & Personal Products	France
Rio Tinto plc ADR	1.2	Materials	Australia
SoftBank Group Corp.	1.2	Telecommunication Services	Japan
Deutsche Telekom AG (Registered)	1.2	Telecommunication Services	Germany
Schneider Electric SE	1.1	Capital Goods	France
Allianz SE (Registered)	1.1	Insurance	Germany

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

3

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[2]

As of April 30, 2021

[2]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.0% of the Fund’s net assets at April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

4

FUND BASICS

International Small Cap Insights Fund

as of April 30, 2021

PERFORMANCE REVIEW

November 1, 2020–April 30, 2021	Fund Total Return (based on NAV)[1]	MSCI® EAFE Small Cap Index (Net, USD, Unhedged)[2]

Class A	31.45%	32.08%
Class C	30.91	32.08
Institutional	31.62	32.08
Investor	31.57	32.08
Class R6	31.63	32.08

Class P	31.66	32.08

[1]	The net asset value (NAV) represents the net assets of the class of the Fund (ex-dividend) divided by the total number of shares of the class outstanding. The Fund’s performance assumes the reinvestment of dividends and other distributions. The Fund’s performance does not reflect the deduction of any applicable sales charges.

[2]	The MSCI® EAFE Small Cap Index (Net, USD, Unhedged) is a free float-adjusted market capitalization index that is designed to measure developed market equity performance, excluding the U.S. and Canada. The MSCI® EAFE Small Cap Index (Net, USD, Unhedged) selects the most liquid securities across developed markets relative to their market capitalization, and targets for index inclusion 40% of the full market capitalization of the eligible small cap universe within each industry group, within each country. Its returns include net reinvested dividends but, unlike Fund returns, do not reflect the payment of sales commissions or other expenses incurred in the purchase or sale of the securities included in the MSCI® EAFE Small Cap Index (Net, USD, Unhedged). It is not possible to invest directly in an index.

The returns set forth in the table above represent past performance. Past performance does not guarantee future results. The Fund’s investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance quoted above. Please visit our web site at www.GSAMFUNDS.com to obtain the most recent month-end returns. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown. In their absence, performance would be reduced. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

TOP TEN HOLDINGS AS OF 4/30/21[1,2]

Holding	% of Net Assets	Line of Business	Country

SITC International Holdings Co. Ltd.	1.2%	Transportation	China
ITV plc	1.2	Media & Entertainment	United Kingdom
Rexel SA	1.1	Capital Goods	France
Charter Hall Group (REIT)	1.1	Real Estate	Australia
Ebara Corp.	1.1	Capital Goods	Japan
Kindred Group plc SDR	1.1	Consumer Services	Malta
Warehouses De Pauw CVA (REIT)	1.0	Real Estate	Belgium
Yangzijiang Shipbuilding Holdings Ltd.	1.0	Capital Goods	China
Tecan Group AG (Registered)	1.0	Pharmaceuticals, Biotechnology & Life Sciences	Switzerland
ProSiebenSat.1 Media SE	1.0	Media & Entertainment	Germany

[1]	The top 10 holdings may not be representative of the Fund’s future investments.

[2]	The Fund’s overall top 10 holdings differ from the table above due to the exclusion of the Goldman Sachs Financial Square Government Fund (a short-term investment fund), which represents approximately 1.7% of the Fund’s net assets as of 4/30/21.

5

FUND BASICS

FUND VS. BENCHMARK SECTOR ALLOCATIONS[3]

As of April 30, 2021

[3]	The Fund is actively managed and, as such, its composition may differ over time. Consequently, the Fund’s overall sector allocations may differ from percentages contained in the graph above. The graph categorizes investments using Global Industry Classification Standard (“GICS”); however, the sector classifications used by the portfolio management team may differ from GICS. The percentage shown for each investment category reflects the value of investments in that category as a percentage of market value (excluding investments in the securities lending reinvestment vehicle, if any). Investments in the securities lending reinvestment vehicle represented 1.7% of the Fund’s net assets at April 30, 2021. The graph depicts the Fund’s investments but may not represent the Fund’s market exposure due to the exclusion of certain derivatives, if any, as listed in the Additional Investment Information section of the Schedule of Investments. Percentages may not sum to 100% due to rounding.

For more information about the Fund, please refer to www.GSAMFUNDS.com. There, you can learn more about the Fund’s investment strategies, holdings, and performance.

6

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 97.3%
Brazil – 6.0%
1,273,200	B3 SA – Brasil Bolsa Balcao (Diversified Financials)	$12,070,912
1,390,950	Banco Bradesco SA (Banks)*	5,292,834
2,312,750	Banco Bradesco SA ADR (Banks)*	10,060,462
51,900	Banco Santander Brasil SA ADR (Banks)(a)	370,566
1,652,000	Cia Siderurgica Nacional SA (Materials)	14,959,708
1,067,500	Cyrela Brazil Realty SA Empreendimentos e Participacoes (Consumer Durables & Apparel)	4,624,088
159,200	Enauta Participacoes SA (Energy)*	445,182
84,650	Petroleo Brasileiro SA ADR (Energy)	717,832
924,500	Petroleo Brasileiro SA (Preference) (Energy)(b)	4,019,972
235,000	Randon SA Implementos e Participacoes (Preference) (Capital Goods)(b)	601,771
218,400	Sao Martinho SA (Food, Beverage & Tobacco)*	1,253,215
457,700	SLC Agricola SA (Food, Beverage & Tobacco)	4,111,005
405,400	Unipar Carbocloro SA (Preference) (Materials)(b)	5,793,614
1,964,400	Vale SA ADR (Materials)	39,523,728
3,207,400	WEG SA (Capital Goods)	20,671,951

		124,516,840

Chile – 0.2%
91,284	CAP SA (Materials)	1,627,296
133,152	Cencosud SA (Food & Staples Retailing)	276,428
530,708	Falabella SA (Retailing)	2,396,934

		4,300,658

China – 34.9%
842,000	Agile Group Holdings Ltd. (Real Estate)	1,315,352
135,900	Aier Eye Hospital Group Co. Ltd. Class A (Health Care Equipment & Services)	1,557,750
400,700	Alibaba Group Holding Ltd. ADR (Retailing)*	92,541,665
86,100	Baidu, Inc. ADR (Media & Entertainment)*	18,109,413
1,186,144	Bank of Chengdu Co. Ltd. Class A (Banks)	2,182,670
92,591,000	Bank of China Ltd. Class H (Banks)	36,735,315
2,204,000	Brilliance China Automotive Holdings Ltd. (Automobiles & Components)(c)	2,071,282
51,116	BYD Co. Ltd. Class A (Automobiles & Components)	1,254,390

Common Stocks – (continued)
China – (continued)
7,111,000	China CITIC Bank Corp. Ltd. Class H (Banks)	3,712,209
2,285,000	China Construction Bank Corp. Class A (Banks)	2,374,168
57,732,000	China Construction Bank Corp. Class H (Banks)	45,570,275
8,684,000	China Everbright Bank Co. Ltd. Class H (Banks)	3,626,250
8,323,500	China Hongqiao Group Ltd. (Materials)	13,137,728
234,100	China International Marine Containers Group Co. Ltd. Class H (Capital Goods)	439,914
1,238,057	China Merchants Bank Co. Ltd. Class A (Banks)	10,058,769
1,391,000	China Merchants Bank Co. Ltd. Class H (Banks)	11,173,084
1,826,000	China Petroleum & Chemical Corp. Class H (Energy)	900,594
1,617,072	China Shenhua Energy Co. Ltd. Class A (Energy)	4,789,147
5,117,000	China Shenhua Energy Co. Ltd. Class H (Energy)	10,658,165
217,755	China Tourism Group Duty Free Corp. Ltd. Class A (Retailing)	10,449,761
4,668,000	Chongqing Rural Commercial Bank Co. Ltd. Class H (Banks)	1,978,132
6,712,017	COSCO SHIPPING Holdings Co. Ltd. Class A (Transportation)*	18,848,923
6,029,000	COSCO SHIPPING Holdings Co. Ltd. Class H (Transportation)*	10,741,127
66,400	Daqo New Energy Corp. ADR (Semiconductors & Semiconductor Equipment)*	5,344,536
4,370,000	Dongfeng Motor Group Co. Ltd. Class H (Automobiles & Components)	3,797,954
3,048,000	First Tractor Co. Ltd. Class H (Capital Goods)	1,478,844
12,494,951	Focus Media Information Technology Co. Ltd. Class A (Media & Entertainment)	20,753,242
343,567	Fuyao Glass Industry Group Co. Ltd. Class A (Automobiles & Components)	2,710,741
98,400	Fuyao Glass Industry Group Co. Ltd. Class H (Automobiles & Components)(d)	569,682
120,000	Hisense Home Appliances Group Co. Ltd. Class H (Consumer Durables & Apparel)	201,817
55,613,000	Industrial & Commercial Bank of China Ltd. Class H (Banks)	36,086,832
8,516,107	Industrial Bank Co. Ltd. Class A (Banks)	28,555,388
498,600	JD.com, Inc. ADR (Retailing)*	38,571,696

The accompanying notes are an integral part of these financial statements.	7

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
China – (continued)
719,500	Kingboard Holdings Ltd. (Technology Hardware & Equipment)	$4,248,979
23,860,000	Lenovo Group Ltd. (Technology Hardware & Equipment)	32,601,233
75,200	Meituan Class B (Retailing)*(d)	2,878,229
40,400	Pharmaron Beijing Co. Ltd. Class H (Pharmaceuticals, Biotechnology & Life Sciences)(d)	834,127
3,600	Pinduoduo, Inc. ADR (Retailing)*	482,148
1,427,000	Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)	31,392,567
4,577,500	Sinotruk Hong Kong Ltd. (Capital Goods)	11,247,424
5,064,000	SITC International Holdings Co. Ltd. (Transportation)	19,295,964
965,000	TCL Electronics Holdings Ltd. (Consumer Durables & Apparel)	712,381
1,474,500	Tencent Holdings Ltd. (Media & Entertainment)	117,623,872
3,958,000	Tianneng Power International Ltd. (Automobiles & Components)(a)	7,257,262
4,626,000	Topsports International Holdings Ltd. (Retailing)(d)	6,226,963
266,255	Tsingtao Brewery Co. Ltd. Class A (Food, Beverage & Tobacco)	3,735,017
694,000	Tsingtao Brewery Co. Ltd. Class H (Food, Beverage & Tobacco)	6,285,276
156,500	Vipshop Holdings Ltd. ADR (Retailing)*	4,815,505
83,500	Wanhua Chemical Group Co. Ltd. Class A (Materials)	1,320,341
1,531,300	Zhejiang Semir Garment Co. Ltd. Class A (Consumer Durables & Apparel)	2,767,719
3,385,000	Zhongsheng Group Holdings Ltd. (Retailing)	25,603,954

		721,625,776

Greece – 0.0%
16,900	Star Bulk Carriers Corp. (Transportation)*(a)	314,847
6,979	Terna Energy SA (Utilities)	104,498

		419,345

Hong Kong – 0.3%
2,096,000	China High Speed Transmission Equipment Group Co. Ltd. (Capital Goods)	1,517,406
1,690,000	CP Pokphand Co. Ltd. (Food, Beverage & Tobacco)	212,802
304,500	Kingboard Laminates Holdings Ltd. (Technology Hardware & Equipment)	759,525

Common Stocks – (continued)
Hong Kong – (continued)
1,328,000	Nine Dragons Paper Holdings Ltd. (Materials)	1,819,728
1,014,000	Skyworth Group Ltd. (Consumer Durables & Apparel)*	331,321
368,000	Xinyi Glass Holdings Ltd. (Capital Goods)	1,303,826

		5,944,608

India – 9.0%
12,991	Affle India Ltd. (Media & Entertainment)*	965,080
63,686	Apollo Hospitals Enterprise Ltd. (Health Care Equipment & Services)	2,744,012
112,160	Apollo Tyres Ltd. (Automobiles & Components)*	326,695
3,605,186	Bharat Petroleum Corp. Ltd. (Energy)	20,465,633
459,949	Cadila Healthcare Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,543,203
23,222	Ceat Ltd. (Automobiles & Components)*	434,419
31,817	Coromandel International Ltd. (Materials)	318,294
397,820	Divi’s Laboratories Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)*	21,796,981
590,535	Escorts Ltd. (Capital Goods)	8,897,968
583,277	Granules India Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	2,622,722
486,676	Hero MotoCorp Ltd. (Automobiles & Components)	18,506,413
367,319	Hindustan Zinc Ltd. (Materials)	1,510,896
2,491,985	Indian Oil Corp. Ltd. (Energy)	3,048,374
564,739	Infosys Ltd. ADR (Software & Services)	10,210,481
123,874	Larsen & Toubro Ltd. (Capital Goods)	2,236,185
647,886	Mahindra & Mahindra Ltd. (Automobiles & Components)	6,563,770
105,538	Marico Ltd. (Household & Personal Products)	585,667
9,462	Mindtree Ltd. (Software & Services)	268,666
258,501	Muthoot Finance Ltd. (Diversified Financials)	4,034,611
326,688	Power Finance Corp. Ltd. (Diversified Financials)	477,208
3,441,274	REC Ltd. (Diversified Financials)	5,936,324
5,029	Supreme Industries Ltd. (Materials)	139,048
36,666	Tata Communications Ltd. (Telecommunication Services)	544,308
774,826	Tata Consultancy Services Ltd. (Software & Services)	31,708,649
1,467,016	Tata Steel Ltd. (Materials)	20,405,780
992,200	Welspun Corp. Ltd. (Materials)	1,906,363

8	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
India – (continued)
2,384,039	Wipro Ltd. (Software & Services)	$15,767,322

		185,965,072

Indonesia – 2.6%
4,469,900	Bank Central Asia Tbk. PT (Banks)	9,895,287
49,030,900	Bank Mandiri Persero Tbk. PT (Banks)	20,875,450
11,588,900	Bank Pembangunan Daerah Jawa Barat Dan Banten Tbk. PT (Banks)	1,113,532
39,513,600	Bank Pembangunan Daerah Jawa Timur Tbk. PT (Banks)	2,226,928
50,935,200	Bank Rakyat Indonesia Persero Tbk. PT (Banks)	14,253,451
2,921,500	Mitra Keluarga Karyasehat Tbk. PT (Health Care Equipment & Services)	529,439
1,922,000	Surya Citra Media Tbk. PT (Media & Entertainment)*	209,224
19,062,400	Telkom Indonesia Persero Tbk. PT (Telecommunication Services)	4,211,736

		53,315,047

Mexico – 1.4%
2,969,800	Alfa SAB de CV Class A (Capital Goods)	2,077,408
892,149	Gruma SAB de CV Class B (Food, Beverage & Tobacco)	9,701,906
1,689,100	Grupo Bimbo SAB de CVSeries A (Food, Beverage & Tobacco)	3,380,368
1,060,685	Grupo Mexico SAB de CVSeries B (Materials)	4,794,734
748,458	Qualitas Controladora SAB de CV (Insurance)	4,066,510
116,100	Ternium SA ADR (Materials)*	4,538,349

		28,559,275

Monaco – 0.1%
213,800	Costamare, Inc. (Transportation)	2,249,176

Peru – 0.9%
273,200	Southern Copper Corp. (Materials)	18,962,812

Philippines – 0.3%
2,211,920	International Container Terminal Services, Inc. (Transportation)	5,967,433
435,100	LT Group, Inc. (Capital Goods)	121,268
458,400	Metropolitan Bank & Trust Co. (Banks)	418,390

		6,507,091

Poland – 1.1%
8,192,570	Polskie Gornictwo Naftowe i Gazownictwo SA (Energy)	14,201,272
1,021,771	Powszechna Kasa Oszczednosci Bank Polski SA (Banks)*	9,499,723

		23,700,995

Common Stocks – (continued)
Qatar – 0.2%
2,386,765	Masraf Al Rayan QSC (Banks)	2,928,884
937,312	Qatar Gas Transport Co. Ltd. (Energy)	811,178

		3,740,062

Russia – 2.6%
76,250	MMC Norilsk Nickel PJSC ADR (Materials)	2,604,700
6,944	Novatek PJSC GDR (Energy)	1,250,506
180,271	Novolipetsk Steel PJSC GDR (Materials)	6,332,984
9,274,290	Sberbank of Russia PJSC (Banks)	36,640,260
317,492	Severstal PAO GDR (Materials)(a)	7,472,339

		54,300,789

Saudi Arabia – 0.8%
73,472	Advanced Petrochemical Co. (Materials)	1,586,312
18,385	Mouwasat Medical Services Co. (Health Care Equipment & Services)*	869,687
367,950	Najran Cement Co. (Materials)	2,384,189
493,592	Saudi Arabian Oil Co. (Energy)(d)	4,659,260
30,099	Saudi Basic Industries Corp. (Materials)	991,974
412,155	Saudi National Bank (Banks)*	6,242,441

		16,733,863

South Africa – 2.8%
240,299	Absa Group Ltd. (Banks)*	2,026,106
157,278	African Rainbow Minerals Ltd. (Materials)(a)	2,935,846
742,546	Coronation Fund Managers Ltd. (Diversified Financials)	2,827,845
587,216	FirstRand Ltd. (Diversified Financials)	2,065,589
100,866	Kumba Iron Ore Ltd. (Materials)	4,570,961
264,940	Motus Holdings Ltd. (Retailing)	1,665,911
285,976	Mr Price Group Ltd. (Retailing)	3,577,528
167,960	MultiChoice Group (Media & Entertainment)	1,445,465
40,969	Naspers Ltd. Class N (Retailing)	9,323,725
185,852	PSG Group Ltd. (Capital Goods)	959,472
1,578,286	Sanlam Ltd. (Insurance)	6,093,366
186,263	SPAR Group Ltd. (The) (Food & Staples Retailing)	2,356,270
1,852,607	Standard Bank Group Ltd. (Banks)	15,066,720
80,636	Vodacom Group Ltd. (Telecommunication Services)	699,071
411,506	Woolworths Holdings Ltd. (Retailing)*	1,396,045

		57,009,920

South Korea – 16.5%
94,713	Cheil Worldwide, Inc. (Media & Entertainment)	1,865,231

The accompanying notes are an integral part of these financial statements.	9

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
South Korea – (continued)
122,639	DB HiTek Co. Ltd. (Semiconductors & Semiconductor Equipment)	$6,056,425
18,315	Dentium Co. Ltd. (Health Care Equipment & Services)	979,290
20,824	Echo Marketing, Inc. (Media & Entertainment)	438,897
43,912	Eugene Investment & Securities Co. Ltd. (Diversified Financials)	183,155
179,943	Hana Financial Group, Inc. (Banks)	7,375,758
87,220	Hankook Tire & Technology Co. Ltd. (Automobiles & Components)	3,763,473
71,863	Hansae Co. Ltd. (Consumer Durables & Apparel)	1,569,618
24,505	Hansol Chemical Co. Ltd. (Materials)	5,423,766
246,926	HMM Co. Ltd. (Transportation)*	8,666,041
1,466	Hyosung TNC Corp. (Consumer Durables & Apparel)	949,124
256,355	KB Financial Group, Inc. (Banks)	12,620,000
465,548	Kia Corp. (Automobiles & Components)	32,291,535
60,429	Kumho Petrochemical Co. Ltd. (Materials)	14,045,727
28,677	LEENO Industrial, Inc. (Semiconductors & Semiconductor Equipment)	4,180,021
28,543	LG Chem Ltd. (Materials)	23,827,355
152,592	LG Electronics, Inc. (Consumer Durables & Apparel)	21,437,989
76,700	LG Electronics, Inc. (Preference) (Consumer Durables & Apparel)(b)	5,069,470
31,451	LG International Corp. (Capital Goods)	868,473
71,105	LS Corp. (Capital Goods)	4,655,163
3,075,127	Mirae Asset Securities Co. Ltd. (Diversified Financials)	27,549,234
501,765	Mirae Asset Securities Co. Ltd. (Preference) (Diversified Financials)(b)	2,202,864
1,316	NAVER Corp. (Media & Entertainment)	423,781
47,241	POSCO (Materials)	15,439,055
60,108	Samsung Electro-Mechanics Co. Ltd. (Technology Hardware & Equipment)	9,605,885
1,163,952	Samsung Electronics Co. Ltd. (Technology Hardware & Equipment)	84,835,199
221,994	Samsung Electronics Co. Ltd. (Preference) (Technology Hardware & Equipment)(b)	14,574,885
2,514	Samsung SDI Co. Ltd. (Technology Hardware & Equipment)	1,467,373
20,738	Samsung SDI Co. Ltd. (Preference) (Technology Hardware & Equipment)(b)	8,345,920

Common Stocks – (continued)
South Korea – (continued)
44,392	SK Telecom Co. Ltd. (Telecommunication Services)	12,091,235
32,133	SNT Motiv Co. Ltd. (Automobiles & Components)	1,763,227
24,610	Spigen Korea Co. Ltd. (Technology Hardware & Equipment)	1,371,888
1,860	Suheung Co. Ltd. (Health Care Equipment & Services)	89,375
31,807	Taeyoung Engineering & Construction Co. Ltd. (Capital Goods)	371,218
18,288	Tokai Carbon Korea Co. Ltd. (Semiconductors & Semiconductor Equipment)	3,201,870
11,797	Webzen, Inc. (Media & Entertainment)*	366,342

		339,965,862

Taiwan – 13.9%
2,267,000	Acer, Inc. (Technology Hardware & Equipment)	2,770,714
1,227,000	Ardentec Corp. (Semiconductors & Semiconductor Equipment)	2,062,217
247,000	Asia Polymer Corp. (Materials)	309,292
1,348,000	Asustek Computer, Inc. (Technology Hardware & Equipment)	18,054,625
693,000	Chicony Power Technology Co. Ltd. (Capital Goods)	1,836,170
200,000	China General Plastics Corp. (Materials)	312,943
3,906,000	Compal Electronics, Inc. (Technology Hardware & Equipment)	3,481,385
366,000	Delta Electronics, Inc. (Technology Hardware & Equipment)	3,920,928
467,000	Dynapack International Technology Corp. (Technology Hardware & Equipment)	1,955,685
3,950,000	E Ink Holdings, Inc. (Technology Hardware & Equipment)	9,325,030
4,315,000	Evergreen Marine Corp. Taiwan Ltd. (Transportation)*	12,139,531
450,000	Feng Hsin Steel Co. Ltd. (Materials)	1,420,290
3,912,000	Gigabyte Technology Co. Ltd. (Technology Hardware & Equipment)*	17,111,156
379,000	Global Mixed Mode Technology, Inc. (Semiconductors & Semiconductor Equipment)	2,850,530
169,000	Holtek Semiconductor, Inc. (Semiconductors & Semiconductor Equipment)*	613,478
3,825,000	Lite-On Technology Corp. (Technology Hardware & Equipment)	8,668,268

10	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Taiwan – (continued)
477,000	MediaTek, Inc. (Semiconductors & Semiconductor Equipment)*	$19,997,078
829,000	Novatek Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	18,290,015
431,000	Phison Electronics Corp. (Semiconductors & Semiconductor Equipment)	9,225,037
5,452,000	Quanta Computer, Inc. (Technology Hardware & Equipment)	19,082,017
161,000	Realtek Semiconductor Corp. (Semiconductors & Semiconductor Equipment)*	3,037,252
97,000	Shin Foong Specialty & Applied Materials Co. Ltd. (Materials)	1,069,559
16,000	Sonix Technology Co. Ltd. (Semiconductors & Semiconductor Equipment)	62,341
4,113,000	Taiwan Semiconductor Manufacturing Co. Ltd. (Semiconductors & Semiconductor Equipment)	86,618,234
1,047,000	Topco Scientific Co. Ltd. (Semiconductors & Semiconductor Equipment)	5,100,373
8,287,000	Tung Ho Steel Enterprise Corp. (Materials)	17,556,375
592,000	United Microelectronics Corp. (Semiconductors & Semiconductor Equipment)	1,180,750
70,000	Universal, Inc. (Consumer Durables & Apparel)	217,270
1,690,000	Vanguard International Semiconductor Corp. (Semiconductors & Semiconductor Equipment)	7,149,668
313,000	Wah Lee Industrial Corp. (Technology Hardware & Equipment)	921,731
2,262,000	Wan Hai Lines Ltd. (Transportation)	7,640,860
497,000	WPG Holdings Ltd. (Technology Hardware & Equipment)	914,055
622,000	Youngtek Electronics Corp. (Semiconductors & Semiconductor Equipment)	1,969,640

		286,864,497

Thailand – 1.8%
13,642,800	Charoen Pokphand Foods PCL (Food, Beverage & Tobacco)	12,696,330
4,733,900	Chularat Hospital PCL Class F (Health Care Equipment & Services)	474,212
1,174,300	Com7 PCL Class F (Retailing)	2,774,864

Common Stocks – (continued)
Thailand – (continued)
1,221,500	Eastern Polymer Group PCL Class F (Materials)	470,116
757,500	Hana Microelectronics PCL (Technology Hardware & Equipment)	1,347,140
2,154,700	Indorama Ventures PCL (Materials)	3,315,796
139,100	Kiatnakin Phatra Bank PCL (Banks)	259,907
426,300	PTT Exploration & Production PCL (Energy)	1,620,934
103,400	PTT Global Chemical PCL (Materials)	224,185
630,800	RS PCL (Media & Entertainment)*	505,863
2,103,700	Siam Commercial Bank PCL (The) (Banks)	7,086,486
3,261,500	SPCG PCL (Utilities)	1,998,529
2,230,200	Sri Trang Agro-Industry PCL (Automobiles & Components)	3,381,525

		36,155,887

Turkey – 1.7%
1,219,715	BIM Birlesik Magazalar A/S (Food & Staples Retailing)	9,576,503
593,158	Ford Otomotiv Sanayi A/S (Automobiles & Components)	12,595,763
493,992	Turk Traktor ve Ziraat Makineleri A/S (Capital Goods)	12,478,765

		34,651,031

United Arab Emirates – 0.0%
72,728	First Abu Dhabi Bank PJSC (Banks)	281,470

United States – 0.2%
796,300	JBS SA (Food, Beverage & Tobacco)	4,415,378

TOTAL COMMON STOCKS
(Cost $1,598,426,678)		$2,010,185,454

Units	Description	Expiration Month	Value

Warrant* – 0.0%
Thailand – 0.0%
126,160	RS PCL (Media & Entertainment)	12/2024	$—
(Cost $—)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $1,598,426,678)			$2,010,185,454

The accompanying notes are an integral part of these financial statements.	11

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 0.6%
Goldman Sachs Financial Square Government Fund – Institutional Shares
12,805,362	0.026%	$12,805,362
(Cost $12,805,362)

TOTAL INVESTMENTS – 97.9%
(Cost $1,611,232,040)		$2,022,990,816

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.1%		42,570,404

NET ASSETS – 100.0%		$2,065,561,220

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	All or a portion of security is on loan.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	Significant unobservable inputs were used in the valuation of this portfolio security; i.e., Level 3.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
GDR	—Global Depositary Receipt

Currency Abbreviations:
USD	—United States Dollar
ZAR	—South African Rand

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT — At April 30, 2021, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACT WITH UNREALIZED GAIN

Counterparty	Currency Purchased		Currency Sold		Settlement Date	Unrealized Gain

Morgan Stanley Co., Inc.	USD	1,135,507	ZAR	16,164,000	05/03/2021	$20,940

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
MSCI Emerging Markets E-Mini Index	389	06/18/2021	$25,996,870	$111,920

12	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.7%
Australia – 7.9%
1,358,446	Adairs Ltd. (Retailing)	$4,835,482
835,758	BHP Group plc (Materials)	25,168,700
1,421,520	Brambles Ltd. (Commercial & Professional Services)	11,387,686
317,375	Commonwealth Bank of Australia (Banks)	21,726,406
1,362,014	Fortescue Metals Group Ltd. (Materials)	23,564,641
646,661	Glencore plc (Materials)*	2,634,124
1,253,423	Goodman Group (REIT)	18,278,118
404,515	JB Hi-Fi Ltd. (Retailing)	14,390,610
207,873	Mineral Resources Ltd. (Materials)	7,591,618
108,467	Premier Investments Ltd. (Retailing)	2,196,497
65,630	Rio Tinto Ltd. (Materials)	6,099,974
364,763	Rio Tinto plc ADR (Materials)	31,026,741
501,375	Sonic Healthcare Ltd. (Health Care Equipment & Services)	13,857,978
118,086	Treasury Wine Estates Ltd. (Food, Beverage & Tobacco)	912,573
372,331	Wesfarmers Ltd. (Retailing)	15,520,980

		199,192,128

Austria – 0.0%
6,787	voestalpine AG (Materials)	294,449

Belgium – 0.0%
9,435	D’ieteren SA/NV (Retailing)	1,024,478

China – 0.5%
2,900,400	Chow Tai Fook Jewellery Group Ltd. (Retailing)	4,671,792
716,000	SITC International Holdings Co. Ltd. (Transportation)	2,728,260
739,800	Wilmar International Ltd. (Food, Beverage & Tobacco)	2,895,300
1,189,500	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	1,276,530

		11,571,882

Denmark – 1.1%
1,198	AP Moller – Maersk A/S Class A (Transportation)	2,814,910
7,188	AP Moller – Maersk A/S Class B (Transportation)	17,881,070
60,585	GN Store Nord A/S (Health Care Equipment & Services)	5,463,995
7,354	Royal Unibrew A/S (Food, Beverage & Tobacco)	898,298

		27,058,273

Finland – 0.9%
595,380	Kesko OYJ Class B (Food & Staples Retailing)	18,128,950
49,789	Kone OYJ Class B (Capital Goods)	3,910,557

		22,039,507

Common Stocks – (continued)
France – 12.1%
88,562	Arkema SA (Materials)	11,071,752
419,773	BNP Paribas SA (Banks)*	26,914,899
322,789	Cie de Saint-Gobain (Capital Goods)	20,366,422
44,549	Cie Generale des Etablissements Michelin SCA (Automobiles & Components)	6,446,270
83,490	Dassault Systemes SE (Software & Services)	19,367,399
100,887	Gecina SA (REIT)	14,767,608
4,817	Hermes International (Consumer Durables & Apparel)	6,045,871
3,320	Kering SA (Consumer Durables & Apparel)	2,660,357
149,084	Legrand SA (Capital Goods)	14,511,823
77,350	L’Oreal SA (Household & Personal Products)	31,672,537
47,495	LVMH Moet Hennessy Louis Vuitton SE (Consumer Durables & Apparel)	35,780,382
9,776	Nexans SA (Capital Goods)*	802,878
262,717	Publicis Groupe SA (Media & Entertainment)	17,003,025
960,173	Rexel SA (Capital Goods)*	18,874,373
37,798	Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)	17,360,097
180,775	Schneider Electric SE (Capital Goods)	28,843,719
333,643	Societe Generale SA (Banks)*	9,491,209
53,299	Teleperformance (Commercial & Professional Services)	20,581,110
5,284	Trigano SA (Automobiles & Components)	944,112

		303,505,843

Germany – 11.4%
8,311	adidas AG (Consumer Durables & Apparel)*	2,566,943
109,556	Allianz SE (Registered) (Insurance)	28,442,593
96,831	Aurubis AG (Materials)	8,323,938
22,947	BASF SE (Materials)	1,849,330
108,996	Bayerische Motoren Werke AG (Automobiles & Components)	10,922,515
39,926	Beiersdorf AG (Household & Personal Products)	4,506,472
202,481	Brenntag SE (Capital Goods)	18,177,681
56,167	Covestro AG (Materials)(a)	3,673,290
49,023	Daimler AG (Registered) (Automobiles & Components)	4,362,986
41,688	Deutsche Pfandbriefbank AG (Banks)*(a)	479,850
480,126	Deutsche Post AG (Registered) (Transportation)	28,278,069
1,503,556	Deutsche Telekom AG (Registered) (Telecommunication Services)	28,936,017

The accompanying notes are an integral part of these financial statements.	13

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Germany – (continued)
482,200	E.ON SE (Utilities)	$5,814,291
64,378	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	6,924,313
8,628	Henkel AG & Co. KGaA (Household & Personal Products)	857,214
171,879	Henkel AG & Co. KGaA (Preference) (Household & Personal Products)(b)	19,743,691
312,076	Infineon Technologies AG (Semiconductors & Semiconductor Equipment)	12,514,423
19,705	LANXESS AG (Materials)	1,450,138
115,055	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	20,213,372
58,256	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered) (Insurance)	16,832,146
199,054	Porsche Automobil Holding SE (Preference) (Automobiles & Components)(b)	20,983,585
246,171	ProSiebenSat.1 Media SE (Media & Entertainment)*	5,346,497
49,888	Rheinmetall AG (Capital Goods)	5,205,273
81,017	Scout24 AG (Media & Entertainment)(a)	6,735,810
94,087	Volkswagen AG (Preference) (Automobiles & Components)(b)	24,496,460

		287,636,897

Hong Kong – 2.9%
3,510,800	AIA Group Ltd. (Insurance)	44,561,096
800,500	CK Asset Holdings Ltd. (Real Estate)	5,011,627
207,500	CLP Holdings Ltd. (Utilities)	2,048,175
192,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,888,133
1,022,000	Techtronic Industries Co. Ltd. (Capital Goods)	18,543,957

		73,052,988

Ireland – 0.2%
8,379	Flutter Entertainment plc (Consumer Services)*	1,717,036
57,682	Smurfit Kappa Group plc (Materials)	2,948,722

		4,665,758

Israel – 0.2%
256,249	Plus500 Ltd. (Diversified Financials)	5,023,674

Italy – 1.0%
2,510,571	Intesa Sanpaolo SpA (Banks)*	6,999,257
526,700	Mediobanca Banca di Credito Finanziario SpA (Banks)*	5,948,817
120,070	Prysmian SpA (Capital Goods)	3,756,581
692,400	UniCredit SpA (Banks)	7,112,327

		23,816,982

Common Stocks – (continued)
Japan – 28.9%
35,700	AGC, Inc. (Capital Goods)	1,627,896
94,900	Aisin Corp. (Automobiles & Components)	3,652,689
107,500	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	1,617,990
28,700	Bridgestone Corp. (Automobiles & Components)	1,150,242
133,300	Brother Industries Ltd. (Technology Hardware & Equipment)	2,826,375
76,300	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	1,350,986
314,700	Chubu Electric Power Co., Inc. (Utilities)	3,813,660
387,300	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	7,674,420
72,600	Daicel Corp. (Materials)	560,982
598,500	Daiwa House Industry Co. Ltd. (Real Estate)	17,746,869
863,800	DeNA Co. Ltd. (Media & Entertainment)	17,672,773
470,100	Dentsu Group, Inc. (Media & Entertainment)	14,509,003
6,700	Dowa Holdings Co. Ltd. (Materials)	280,019
348,500	Ebara Corp. (Capital Goods)	14,890,924
3,777,200	ENEOS Holdings, Inc. (Energy)	16,245,415
135,100	Fujitsu Ltd. (Software & Services)	21,461,717
72,800	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	2,381,494
11,900	Hikari Tsushin, Inc. (Retailing)	2,393,805
300,100	Hitachi Metals Ltd. (Materials)	5,818,346
113,600	Hoya Corp. (Health Care Equipment & Services)	12,912,379
1,729,300	Inpex Corp. (Energy)	11,767,898
61,100	Isuzu Motors Ltd. (Automobiles & Components)	620,418
651,500	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	12,221,272
61,400	KDDI Corp. (Telecommunication Services)	1,856,089
642,500	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	12,065,668
35,900	Koei Tecmo Holdings Co. Ltd. (Media & Entertainment)	1,600,601
328,600	Konami Holdings Corp. (Media & Entertainment)	19,599,804
811,900	Konica Minolta, Inc. (Technology Hardware & Equipment)	4,604,767
583,000	K’s Holdings Corp. (Retailing)	7,953,453
84,500	M3, Inc. (Health Care Equipment & Services)	5,837,251
1,043,900	Mitsubishi Electric Corp. (Capital Goods)	16,084,778
43,000	Mitsubishi Gas Chemical Co., Inc. (Materials)	993,502

14	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
78,100	Mitsubishi Heavy Industries Ltd. (Capital Goods)	$2,324,909
166,000	Mitsubishi Materials Corp. (Materials)	3,729,429
4,689,100	Mitsubishi UFJ Financial Group, Inc. (Banks)	24,946,468
970,300	Mitsui & Co. Ltd. (Capital Goods)	20,476,865
22,600	Mitsui Mining & Smelting Co. Ltd. (Materials)	769,349
23,400	Mitsui OSK Lines Ltd. (Transportation)	940,776
299,600	NEC Corp. (Software & Services)	17,417,453
819,100	NGK Insulators Ltd. (Capital Goods)	14,970,229
41,500	Nintendo Co. Ltd. (Media & Entertainment)	23,806,612
66,900	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	1,692,797
14,600	Nippon Express Co. Ltd. (Transportation)	1,117,394
460,900	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	11,620,619
446,400	Nippon Yusen KK (Transportation)	17,545,027
326,500	Nissan Motor Co. Ltd. (Automobiles & Components)*	1,639,013
18,100	Nitori Holdings Co. Ltd. (Retailing)	3,241,808
131,900	Nitto Denko Corp. (Materials)	10,915,289
1,524,700	Nomura Holdings, Inc. (Diversified Financials)	8,195,500
316,600	NTT Data Corp. (Software & Services)	4,929,765
108,100	Omron Corp. (Technology Hardware & Equipment)	8,185,979
1,147,200	ORIX Corp. (Diversified Financials)	18,520,242
1,621,100	Panasonic Corp. (Consumer Durables & Apparel)	19,034,958
114,300	Recruit Holdings Co. Ltd. (Commercial & Professional Services)	5,153,501
229,600	Ricoh Co. Ltd. (Technology Hardware & Equipment)	2,453,533
16,100	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	774,874
15,100	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	1,438,073
859,400	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	12,334,706
479,400	Seiko Epson Corp. (Technology Hardware & Equipment)	8,179,333
172,500	Sekisui House Ltd. (Consumer Durables & Apparel)	3,493,578
39,300	Shimizu Corp. (Capital Goods)	322,028
333,500	SoftBank Group Corp. (Telecommunication Services)	30,051,900

Common Stocks – (continued)
Japan – (continued)
3,432,000	Sojitz Corp. (Capital Goods)	10,251,877
351,600	Sony Group Corp. (Consumer Durables & Apparel)	35,152,592
873,800	Subaru Corp. (Automobiles & Components)	16,246,966
1,295,400	Sumitomo Corp. (Capital Goods)	17,603,182
1,089,800	Sumitomo Electric Industries Ltd. (Automobiles & Components)	16,216,118
21,100	Sumitomo Osaka Cement Co. Ltd. (Materials)	670,103
232,500	Taiheiyo Cement Corp. (Materials)	5,837,318
242,900	Taisei Corp. (Capital Goods)	8,974,734
575,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	19,208,630
144,400	Teijin Ltd. (Materials)	2,377,474
59,000	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	26,797,088
58,300	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	2,755,769
355,300	Toppan Printing Co. Ltd. (Commercial & Professional Services)	6,067,682
662,200	Tosoh Corp. (Materials)	11,737,451
24,400	TOTO Ltd. (Capital Goods)	1,268,559
70,200	Toyo Tire Corp. (Automobiles & Components)	1,284,396
21,000	Toyota Motor Corp. (Automobiles & Components)	1,571,308
57,700	Toyota Tsusho Corp. (Capital Goods)	2,445,008
3,076,800	Yamada Holdings Co. Ltd. (Retailing)	15,317,039

		727,798,786

Luxembourg – 1.0%
87,705	APERAM SA (Materials)	4,539,390
203,056	Eurofins Scientific SE (Pharmaceuticals, Biotechnology & Life Sciences)	20,110,992

		24,650,382

Malta – 0.4%
628,904	Kindred Group plc SDR (Consumer Services)	10,824,215

Netherlands – 6.0%
63,106	ASM International NV (Semiconductors & Semiconductor Equipment)	19,144,929
100,171	ASML Holding NV (Semiconductors & Semiconductor Equipment)	65,025,203
179,011	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	14,457,875

The accompanying notes are an integral part of these financial statements.	15

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Netherlands – (continued)
104,420	Flow Traders (Diversified Financials)(a)	$4,311,007
760,345	Koninklijke Ahold Delhaize NV (Food & Staples Retailing)	20,462,344
135,567	Randstad NV (Commercial & Professional Services)	9,781,459
474,396	Royal Dutch Shell plc Class A (Energy)	9,034,990
204,025	Royal Dutch Shell plc Class B ADR (Energy)	7,306,135
15,065	Signify NV (Capital Goods)*(a)	855,528

		150,379,470

New Zealand – 0.2%
127,742	Fisher & Paykel Healthcare Corp. Ltd. (Health Care Equipment & Services)	3,292,283
5,375	Xero Ltd. (Software & Services)*	585,529

		3,877,812

Norway – 1.3%
109,881	Golden Ocean Group Ltd. (Transportation)*	946,472
2,599,477	Norsk Hydro ASA (Materials)	16,552,914
1,406,999	Orkla ASA (Food, Beverage & Tobacco)	14,341,708

		31,841,094

Singapore – 1.0%
1,134,367	DBS Group Holdings Ltd. (Banks)	25,422,374

South Africa – 1.1%
662,813	Anglo American plc (Materials)	28,103,574

Spain – 1.7%
252,378	Acerinox SA (Materials)	3,499,575
3,260,650	Banco Bilbao Vizcaya Argentaria SA (Banks)	18,258,284
1,854,114	Banco Santander SA (Banks)	7,152,349
1,034,926	Iberdrola SA (Utilities)	13,985,948

		42,896,156

Sweden – 3.1%
78,337	Betsson AB (Consumer Services)*	711,772
122,958	Husqvarna AB Class B (Consumer Durables & Apparel)	1,712,257
73,025	Investor AB Class A (Diversified Financials)	6,202,414
227,564	Investor AB Class B (Diversified Financials)(c)	19,317,131
208,984	Lundin Energy AB (Energy)	6,666,160
42,308	Nobia AB (Consumer Durables & Apparel)	367,734
186,204	Swedish Match AB (Food, Beverage & Tobacco)	15,243,508
280,359	Telefonaktiebolaget LM Ericsson Class B (Technology Hardware & Equipment)	3,850,489

Common Stocks – (continued)
Sweden – (continued)
957,525	Volvo AB Class B (Capital Goods)	23,383,317

		77,454,782

Switzerland – 6.1%
258,268	Adecco Group AG (Registered) (Commercial & Professional Services)	17,505,302
11,639	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	5,908,843
53,919	Kuehne + Nagel International AG (Registered) (Transportation)	16,121,506
50,700	Logitech International SA (Registered) (Technology Hardware & Equipment)	5,643,131
32,873	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	20,897,839
38,248	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,263,946
60,446	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	19,714,816
34,986	Sika AG (Registered) (Materials)	10,449,008
478,436	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	17,864,278
30,393	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	14,810,079
1,417,844	UBS Group AG (Registered) (Diversified Financials)	21,651,339

		153,830,087

Ukraine – 0.1%
498,025	Ferrexpo plc (Materials)	3,016,609

United Kingdom – 7.4%
442,388	3i Group plc (Diversified Financials)	7,835,484
236,638	AstraZeneca plc ADR (Pharmaceuticals, Biotechnology & Life Sciences)(c)(d)	12,558,379
2,684,997	Aviva plc (Insurance)	14,844,145
935,858	Barclays plc (Banks)	2,265,685
259,490	Barratt Developments plc (Consumer Durables & Apparel)	2,766,747
112,557	Bellway plc (Consumer Durables & Apparel)	5,614,915
434,831	boohoo Group plc (Retailing)*	2,040,778
729,414	British American Tobacco plc (Food, Beverage & Tobacco)	27,063,709
1,295,070	CNH Industrial NV (Capital Goods)	19,224,773
1,116,683	Direct Line Insurance Group plc (Insurance)	4,393,828
456,957	Entain plc (Consumer Services)*	10,682,122
26,120	Games Workshop Group plc (Consumer Durables & Apparel)	3,913,778

16	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
209,348	IG Group Holdings plc (Diversified Financials)	$2,648,451
338,846	Imperial Brands plc (Food, Beverage & Tobacco)	7,062,750
7,831,421	ITV plc (Media & Entertainment)*	13,089,160
740,149	JD Sports Fashion plc (Retailing)*	9,388,429
1,761,491	Legal & General Group plc (Insurance)	6,613,674
4,335,915	Lloyds Banking Group plc (Banks)	2,718,964
1,001,461	Melrose Industries plc (Capital Goods)	2,254,485
272,601	Mondi plc (Materials)	7,399,410
104,921	Next plc (Retailing)*	11,306,947
134,410	Persimmon plc (Consumer Durables & Apparel)	5,814,651
198,600	Tate & Lyle plc (Food, Beverage & Tobacco)	2,197,026
55,044	Unilever plc (Household & Personal Products)	3,214,862

		186,913,152

United States – 0.2%
357,311	Stellantis NV (Automobiles & Components)	5,920,471

TOTAL COMMON STOCKS
(Cost $2,028,355,414)		$2,431,811,823

Units	Description	Expiration Month	Value

Right*(c) – 0.0%
Switzerland – 0.0%
379,546	Credit Suisse Group AG (Diversified Financials)	05/2021	$—
(Cost $—)

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,028,355,414)			$2,431,811,823

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(e) – 1.0%
Goldman Sachs Financial Square Government Fund – Institutional Shares
25,382,550	0.026%	$25,382,550
(Cost $25,382,550)

TOTAL INVESTMENTS – 97.7%
(Cost $2,053,737,964)		$2,457,194,373

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.3%		57,264,962

NET ASSETS – 100.0%		$2,514,459,335

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(c)	All or a portion of security is on loan.

(d)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Represents an Affiliated Issuer.

Investment Abbreviations:
ADR	—American Depositary Receipt
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

The accompanying notes are an integral part of these financial statements.	17

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	543	06/18/2021	$25,721,177	$1,051,984
FTSE 100 Index	96	06/18/2021	9,197,793	304,939
Hang Seng Index	11	05/28/2021	2,020,083	(28,387)
MSCI Singapore Index	29	05/28/2021	788,334	4,317
SPI 200 Index	29	06/17/2021	3,910,643	143,413
TOPIX Index	32	06/10/2021	5,567,573	43,808

Total Futures Contracts				$1,520,074

18	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – 96.3%
Australia – 7.2%
462,807	Accent Group Ltd. (Retailing)	$1,046,672
23,266	Ansell Ltd. (Health Care Equipment & Services)	756,850
412,832	Bapcor Ltd. (Retailing)	2,453,825
389,117	Bega Cheese Ltd. (Food, Beverage & Tobacco)	1,914,189
1,139,686	Bendigo & Adelaide Bank Ltd. (Banks)	9,042,776
234,305	Breville Group Ltd. (Consumer Durables & Apparel)	4,692,320
2,114,620	BWP Trust (REIT)	6,730,285
460,546	carsales.com Ltd. (Media & Entertainment)	7,035,609
764,486	Champion Iron Ltd. (Materials)*	3,989,013
3,228,007	Charter Hall Group (REIT)	34,869,798
920,088	Codan Ltd. (Technology Hardware & Equipment)	12,599,767
898,418	Costa Group Holdings Ltd. (Food, Beverage & Tobacco)	3,222,737
1,956,549	Data#3 Ltd. (Software & Services)	9,341,242
168,170	Eagers Automotive Ltd. (Retailing)	2,023,656
250,105	Elders Ltd. (Food, Beverage & Tobacco)	2,343,658
93,892	GrainCorp Ltd. Class A (Food & Staples Retailing)	369,411
212,671	Growthpoint Properties Australia Ltd. (REIT)	614,483
662,549	Harvey Norman Holdings Ltd. (Retailing)	2,687,748
834,399	Ingenia Communities Group (REIT)	3,398,584
828,323	JB Hi-Fi Ltd. (Retailing)	29,467,567
67,954	Jumbo Interactive Ltd. (Consumer Services)	733,646
49,476	McMillan Shakespeare Ltd. (Commercial & Professional Services)	422,532
4,765,513	Metcash Ltd. (Food & Staples Retailing)	13,056,071
694,636	Mineral Resources Ltd. (Materials)	25,368,428
302,503	Netwealth Group Ltd. (Diversified Financials)	3,462,576
108,922	Nick Scali Ltd. (Retailing)	938,231
276,887	Pendal Group Ltd. (Diversified Financials)	1,570,567
751,802	Premier Investments Ltd. (Retailing)	15,224,273
107,463	Pro Medicus Ltd. (Health Care Equipment & Services)	3,903,678
467,678	Redbubble Ltd. (Retailing)*	1,471,242
2,655,159	Sandfire Resources Ltd. (Materials)	13,588,379
5,814	Seven Group Holdings Ltd. (Capital Goods)	96,096
106,207	Super Retail Group Ltd. (Retailing)	975,499
425,737	Worley Ltd. (Energy)	3,532,715

		222,944,123

Common Stocks – (continued)
Austria – 0.4%
157,414	BAWAG Group AG (Banks)(a)	8,491,331
28,245	Schoeller-Bleckmann Oilfield Equipment AG (Energy)	1,206,939
59,836	Semperit AG Holding (Capital Goods)	2,712,056
19,141	Zumtobel Group AG (Capital Goods)*	193,994

		12,604,320

Belgium – 2.4%
209,053	Bekaert SA (Materials)	9,178,572
57,766	Cofinimmo SA (REIT)	8,856,294
186,060	D’ieteren SA/NV (Retailing)	20,202,908
13,172	Fagron (Health Care Equipment & Services)	295,456
36,243	Melexis NV (Semiconductors & Semiconductor Equipment)	3,945,426
19,074	Tessenderlo Group SA (Materials)*	814,038
912,281	Warehouses De Pauw CVA (REIT)	32,174,540

		75,467,234

China – 2.9%
3,407,000	Kerry Logistics Network Ltd. (Transportation)	10,226,657
10,080,000	SITC International Holdings Co. Ltd. (Transportation)	38,409,027
29,234,100	Yangzijiang Shipbuilding Holdings Ltd. (Capital Goods)	31,373,006
10,263,910	Yanlord Land Group Ltd. (Real Estate)	10,249,926

		90,258,616

Denmark – 1.2%
889	Chemometec A/S (Pharmaceuticals, Biotechnology & Life Sciences)	96,557
327,223	D/S Norden A/S (Transportation)	8,437,800
162,126	Dfds A/S (Transportation)*	9,559,084
159,904	Per Aarsleff Holding A/S (Capital Goods)	7,832,731
13,727	Royal Unibrew A/S (Food, Beverage & Tobacco)	1,676,765
355,226	Scandinavian Tobacco Group A/S Class A (Food, Beverage & Tobacco)(a)	6,469,879
14,931	Schouw & Co. A/S (Food, Beverage & Tobacco)	1,594,399
25,814	Sydbank A/S (Banks)	769,517

		36,436,732

Finland – 1.5%
282,885	Kemira OYJ (Materials)	4,620,896
556,756	Metsa Board OYJ (Materials)	7,088,521
192,894	Nokian Renkaat OYJ (Automobiles & Components)	7,181,741

The accompanying notes are an integral part of these financial statements.	19

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Finland – (continued)
19,104	Rovio Entertainment OYJ (Media & Entertainment)(a)	$152,047
650,990	Tokmanni Group Corp. (Retailing)	16,741,104
379,442	Uponor OYJ (Capital Goods)	11,048,534

		46,832,843

France – 3.3%
22,634	Alten SA (Software & Services)*	2,833,749
271,981	Coface SA (Insurance)*	3,313,473
110,071	IPSOS (Media & Entertainment)	4,580,717
363,794	Mercialys SA (REIT)	4,655,042
59,542	Mersen SA (Capital Goods)*	2,065,380
562,246	Metropole Television SA (Media & Entertainment)*	12,491,746
100,619	Nexans SA (Capital Goods)*	8,263,588
213,977	Nexity SA (Real Estate)	11,596,205
76,710	Quadient SA (Technology Hardware & Equipment)	2,096,633
1,779,004	Rexel SA (Capital Goods)*	34,970,349
20,240	Societe BIC SA (Commercial & Professional Services)	1,430,326
916,685	Television Francaise 1 (Media & Entertainment)*(b)	9,044,429
32,000	Trigano SA (Automobiles & Components)	5,717,558

		103,059,195

Georgia – 0.0%
6,808	Bank of Georgia Group plc (Banks)*	96,090

Germany – 6.9%
438,437	Aareal Bank AG (Banks)	12,322,940
1,425,099	alstria office REIT-AG (REIT)	25,516,108
288,968	Aurubis AG (Materials)	24,840,721
2,186	Cewe Stiftung & Co. KGAA (Commercial & Professional Services)	354,270
1,869,612	Deutsche Pfandbriefbank AG (Banks)*(a)	21,520,185
14,113	Elmos Semiconductor SE (Semiconductors & Semiconductor Equipment)	588,647
258,366	Gerresheimer AG (Pharmaceuticals, Biotechnology & Life Sciences)	27,789,104
12,601	Hornbach Holding AG & Co. KGaA (Retailing)	1,177,353
132,471	Jungheinrich AG (Preference) (Capital Goods)(c)	6,930,277
962,195	Kloeckner & Co. SE (Capital Goods)*	13,042,725
9,524	New Work SE (Media & Entertainment)	2,891,183
1,400,282	ProSiebenSat.1 Media SE (Media & Entertainment)*	30,412,210
231,484	Rheinmetall AG (Capital Goods)	24,152,850
61,031	Sixt SE (Transportation)*(b)	8,467,063

Common Stocks – (continued)
Germany – (continued)
52,099	Sixt SE (Preference) (Transportation)(c)	4,298,125
350,079	Takkt AG (Retailing)	5,923,135
43,081	Wacker Neuson SE (Capital Goods)*	1,158,321

		211,385,217

Hong Kong – 1.1%
533,000	Champion REIT (REIT)	309,588
3,927,000	Fortune REIT (REIT)	3,957,595
2,055,000	Hang Lung Group Ltd. (Real Estate)	5,390,880
260,215	Johnson Electric Holdings Ltd. (Automobiles & Components)	691,515
9,769,000	K Wah International Holdings Ltd. (Real Estate)	4,861,324
1,229,000	Luk Fook Holdings International Ltd. (Retailing)	3,071,421
32,177,000	Pacific Basin Shipping Ltd. (Transportation)*	11,275,133
599,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	308,455
3,942,000	United Laboratories International Holdings Ltd. (The) (Pharmaceuticals, Biotechnology & Life Sciences)	3,228,682

		33,094,593

Ireland – 0.0%
754,819	Hibernia REIT plc (REIT)	1,032,714

Israel – 0.9%
23,069	Alony Hetz Properties & Investments Ltd. (Real Estate)	331,784
1,372,079	Plus500 Ltd. (Diversified Financials)	26,899,140

		27,230,924

Italy – 1.3%
237,395	Biesse SpA (Capital Goods)*	6,983,353
19,956	Buzzi Unicem SpA (Materials)	532,464
40,377	De’ Longhi SpA (Consumer Durables & Apparel)	1,764,879
9,839	Gruppo MutuiOnline SpA (Diversified Financials)	529,345
56,602	Interpump Group SpA (Capital Goods)	3,012,923
1,175,460	Piaggio & C SpA (Automobiles & Components)	4,552,195
131,736	RAI Way SpA (Media & Entertainment)(a)	773,685
166,410	Reply SpA (Software & Services)	22,623,677

		40,772,521

Japan – 30.0%
1,330	Activia Properties, Inc. (REIT)	6,132,809

20	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
1,921	AEON REIT Investment Corp. (REIT)	$2,641,499
42,400	Aichi Steel Corp. (Materials)	1,297,586
1,482,800	Alps Alpine Co. Ltd. (Technology Hardware & Equipment)	17,966,692
52,800	Arcs Co. Ltd. (Food & Staples Retailing)	1,136,244
19,900	Argo Graphics, Inc. (Software & Services)	559,198
759,000	Autobacs Seven Co. Ltd. (Retailing)	10,167,758
44,900	Belluna Co. Ltd. (Retailing)	475,170
36,500	Bunka Shutter Co. Ltd. (Capital Goods)	319,527
9,700	Canon Electronics, Inc. (Technology Hardware & Equipment)	155,109
58,500	Central Glass Co. Ltd. (Capital Goods)	1,206,123
104,500	Chugoku Bank Ltd. (The) (Banks)	827,274
2,207,100	Daicel Corp. (Materials)	17,054,319
60,600	Daido Steel Co. Ltd. (Materials)	2,875,263
25,200	Daiichi Jitsugyo Co. Ltd. (Capital Goods)	971,742
7,100	Daiseki Co. Ltd. (Commercial & Professional Services)	267,571
45	Daiwa Office Investment Corp. (REIT)	325,179
1,439,700	DeNA Co. Ltd. (Media & Entertainment)	29,455,304
174,800	Dexerials Corp. (Technology Hardware & Equipment)	3,221,437
103,300	DIC Corp. (Materials)	2,640,251
3,600	Digital Holdings, Inc. (Media & Entertainment)	61,792
175,800	Doshisha Co. Ltd. (Retailing)	2,958,609
223,200	Dowa Holdings Co. Ltd. (Materials)	9,328,403
25,300	Eagle Industry Co. Ltd. (Automobiles & Components)	268,624
762,700	Ebara Corp. (Capital Goods)	32,589,118
861,600	EDION Corp. (Retailing)	9,163,984
36,300	Eiken Chemical Co. Ltd. (Health Care Equipment & Services)	723,604
318,300	EPS Holdings, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	3,409,603
595,800	Exedy Corp. (Automobiles & Components)	8,554,272
10,300	FCC Co. Ltd. (Automobiles & Components)	165,765
303,600	Ferrotec Holdings Corp. (Semiconductors & Semiconductor Equipment)	6,771,835
1,300,400	Financial Products Group Co. Ltd. (Diversified Financials)	8,632,397
259	Frontier Real Estate Investment Corp. (REIT)	1,131,602

Common Stocks – (continued)
Japan – (continued)
74,500	Fujibo Holdings, Inc. (Consumer Durables & Apparel)	3,020,974
1,458,600	Fujikura Ltd. (Capital Goods)*	7,518,790
411	Fukuoka REIT Corp. (REIT)	673,739
6,300	Fukuyama Transporting Co. Ltd. (Transportation)	241,767
10,600	Futaba Corp. (Capital Goods)	83,536
763,200	Glory Ltd. (Capital Goods)	16,385,589
85,700	GMO internet, Inc. (Software & Services)	2,545,778
1,402,100	Gree, Inc. (Media & Entertainment)	7,335,164
659,300	H.U. Group Holdings, Inc. (Health Care Equipment & Services)	21,567,567
17,000	Hamakyorex Co. Ltd. (Transportation)	478,400
25,700	Hanwa Co. Ltd. (Capital Goods)	763,675
9,694	Heiwa Real Estate REIT, Inc. (REIT)	14,607,332
9,400	Heiwado Co. Ltd. (Food & Staples Retailing)	191,124
26,200	Hitachi Transport System Ltd. (Transportation)	813,980
221,700	Hogy Medical Co. Ltd. (Health Care Equipment & Services)	6,699,123
289,800	Hokuetsu Corp. (Materials)	1,503,421
175,800	Hokuto Corp. (Food, Beverage & Tobacco)	3,196,752
745	Hoshino Resorts REIT, Inc. (REIT)	4,372,788
211,300	Hosiden Corp. (Technology Hardware & Equipment)	2,004,854
119,100	IDOM, Inc. (Retailing)	689,399
399,800	Iino Kaiun Kaisha Ltd. (Transportation)	1,998,865
82,700	Inabata & Co. Ltd. (Capital Goods)	1,246,133
27,600	Internet Initiative Japan, Inc. (Telecommunication Services)	614,925
77,953	Invincible Investment Corp. (REIT)	28,013,956
18,100	ITmedia, Inc. (Media & Entertainment)	318,267
390,300	Itoham Yonekyu Holdings, Inc. (Food, Beverage & Tobacco)	2,510,928
25,600	Jaccs Co. Ltd. (Diversified Financials)	500,675
241,400	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	4,309,209
36,973	Japan Hotel REIT Investment Corp. (REIT)	21,172,801
969	Japan Logistics Fund, Inc. (REIT)	2,771,061
71,300	JGC Holdings Corp. (Capital Goods)	815,072
48,500	Kanamoto Co. Ltd. (Capital Goods)	1,189,829
409,200	Kanematsu Corp. (Capital Goods)	5,393,891
44,000	Kanematsu Electronics Ltd. (Software & Services)	1,509,912
24,300	KLab, Inc. (Media & Entertainment)*	170,967

The accompanying notes are an integral part of these financial statements.	21

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
45,200	Koa Corp. (Technology Hardware & Equipment)	$617,358
389,900	Kobe Steel Ltd. (Materials)	2,807,189
25,600	Kohnan Shoji Co. Ltd. (Retailing)	692,446
540,600	Kokuyo Co. Ltd. (Commercial & Professional Services)	8,367,442
5,278,100	Konica Minolta, Inc. (Technology Hardware & Equipment)	29,935,237
1,195,000	K’s Holdings Corp. (Retailing)	16,302,532
160,500	Kureha Corp. (Materials)	10,855,736
163,200	Kyokuto Kaihatsu Kogyo Co. Ltd. (Capital Goods)	2,473,427
6,100	Lintec Corp. (Materials)	132,736
105,800	Mabuchi Motor Co. Ltd. (Capital Goods)	4,237,573
259,000	Macnica Fuji Electronics Holdings, Inc. (Technology Hardware & Equipment)	5,218,495
1,000,600	Maeda Corp. (Capital Goods)	8,549,820
162,900	Marvelous, Inc. (Media & Entertainment)	1,251,818
337,500	Maxell Holdings Ltd. (Technology Hardware & Equipment)*	3,977,917
476,000	Mitsubishi Materials Corp. (Materials)	10,694,025
82,400	Mitsubishi Research Institute, Inc. (Software & Services)	3,108,440
42,500	Mitsui DM Sugar Holdings Co. Ltd. (Food, Beverage & Tobacco)	702,960
584,600	Mitsui Mining & Smelting Co. Ltd. (Materials)	19,900,956
284,700	Mitsui OSK Lines Ltd. (Transportation)	11,446,112
36,100	Modec, Inc. (Energy)	687,860
179	Mori Trust Sogo Reit, Inc. (REIT)	257,950
114,900	Nagase & Co. Ltd. (Capital Goods)	1,731,584
49,400	Nanto Bank Ltd. (The) (Banks)	826,078
1,500,500	NEC Networks & System Integration Corp. (Software & Services)	25,812,612
64,300	Nihon Chouzai Co. Ltd. (Food & Staples Retailing)	1,043,061
8,800	Nihon Parkerizing Co. Ltd. (Materials)	85,172
438,500	Nikkon Holdings Co. Ltd. (Transportation)	9,197,451
1,134,400	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	28,704,177
27,600	Nippon Gas Co. Ltd. (Utilities)	485,607
1,197,120	Nippon Light Metal Holdings Co. Ltd. (Materials)	23,315,580
1,264	NIPPON REIT Investment Corp. (REIT)	4,904,734
40,700	Nippon Shokubai Co. Ltd. (Materials)	2,139,152

Common Stocks – (continued)
Japan – (continued)
375,600	Nisshin Oillio Group Ltd. (The) (Food, Beverage & Tobacco)	10,563,919
51,800	Nojima Corp. (Retailing)	1,292,286
330,800	NOK Corp. (Automobiles & Components)	4,263,325
551,200	Okamura Corp. (Commercial & Professional Services)	6,847,207
142,617	Okinawa Electric Power Co., Inc. (The) (Utilities)	1,895,352
403	One REIT, Inc. (REIT)	1,130,809
14,900	Open House Co. Ltd. (Consumer Durables & Apparel)	618,743
29,700	Organo Corp. (Capital Goods)	1,988,569
54,000	Osaka Soda Co. Ltd. (Materials)	1,219,204
268,600	Outsourcing, Inc. (Commercial & Professional Services)	4,127,524
245,900	Paramount Bed Holdings Co. Ltd. (Health Care Equipment & Services)	4,879,304
419,500	Pasona Group, Inc. (Commercial & Professional Services)	7,489,574
16,200	Pilot Corp. (Commercial & Professional Services)	517,575
265,300	Prima Meat Packers Ltd. (Food, Beverage & Tobacco)	8,381,532
23,200	Proto Corp. (Media & Entertainment)	246,853
388,300	Resorttrust, Inc. (Consumer Services)	6,185,143
739,900	Riso Kyoiku Co. Ltd. (Consumer Services)	1,997,195
7,200	Ryobi Ltd. (Capital Goods)	104,250
45,000	S Foods, Inc. (Food, Beverage & Tobacco)	1,339,338
61,700	Saizeriya Co. Ltd. (Consumer Services)	1,354,257
163,300	SAMTY Co. Ltd. (Real Estate)	2,990,947
90,400	Sankyu, Inc. (Transportation)	3,859,198
33,800	Sanyo Special Steel Co. Ltd. (Materials)*	511,858
202,200	Sato Holdings Corp. (Commercial & Professional Services)	4,966,645
369,500	Sawai Group Holdings Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	17,783,603
150,000	SCREEN Holdings Co. Ltd. (Semiconductors & Semiconductor Equipment)	14,285,493
787,200	Seino Holdings Co. Ltd. (Transportation)	10,824,343
20,000	Seiren Co. Ltd. (Consumer Durables & Apparel)	346,287
526,400	Senko Group Holdings Co. Ltd. (Transportation)(b)	4,846,848
24,700	Shikoku Electric Power Co., Inc. (Utilities)	181,388
241,200	Shin-Etsu Polymer Co. Ltd. (Materials)	2,286,301

22	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
Japan – (continued)
269,500	Shinko Electric Industries Co. Ltd. (Semiconductors & Semiconductor Equipment)	$8,691,758
64,100	Sintokogio Ltd. (Capital Goods)	438,826
4,183,500	SKY Perfect JSAT Holdings, Inc. (Media & Entertainment)	17,600,063
444,600	Sodick Co. Ltd. (Capital Goods)	4,029,346
9,369,600	Sojitz Corp. (Capital Goods)	27,988,342
7,575	Star Asia Investment Corp. (REIT)	3,877,961
29,700	Starts Corp., Inc. (Real Estate)	727,443
29,400	Studio Alice Co. Ltd. (Consumer Services)	624,967
15,900	Sumitomo Bakelite Co. Ltd. (Materials)	643,848
203,900	Sumitomo Heavy Industries Ltd. (Capital Goods)	5,934,835
440,400	Sumitomo Osaka Cement Co. Ltd. (Materials)	13,986,422
20,200	Sumitomo Seika Chemicals Co. Ltd. (Materials)	718,158
1,291	Takara Leben Real Estate Investment Corp. (REIT)	1,369,767
321,600	Tamura Corp. (Technology Hardware & Equipment)	1,488,134
8,000	T-Gaia Corp. (Retailing)	137,233
33,000	Toa Corp. (Capital Goods)	740,935
137,900	Tocalo Co. Ltd. (Capital Goods)	1,872,096
205,900	Tokai Rika Co. Ltd. (Automobiles & Components)	3,333,245
417,000	Tokyo Seimitsu Co. Ltd. (Semiconductors & Semiconductor Equipment)	19,711,072
268,100	Tokyotokeiba Co. Ltd. (Consumer Services)	14,516,831
261	Tokyu REIT, Inc. (REIT)	442,705
94,100	Towa Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,948,356
381,600	Toyo Tanso Co. Ltd. (Capital Goods)	7,486,799
280,100	Toyo Tire Corp. (Automobiles & Components)	5,124,775
145,200	Toyobo Co. Ltd. (Materials)	1,756,644
521,000	Transcosmos, Inc. (Software & Services)	14,880,705
90,200	TS Tech Co. Ltd. (Automobiles & Components)	1,257,633
167,200	Tsubakimoto Chain Co. (Capital Goods)	4,483,125
58,000	UACJ Corp. (Materials)*	1,345,664
8,000	Ulvac, Inc. (Semiconductors & Semiconductor Equipment)	365,613
95,500	Universal Entertainment Corp. (Consumer Durables & Apparel)*	2,323,221
1,736,400	Ushio, Inc. (Capital Goods)	22,997,145

Common Stocks – (continued)
Japan – (continued)
321,300	Valor Holdings Co. Ltd. (Food & Staples Retailing)	6,863,844
45,100	VT Holdings Co. Ltd. (Retailing)	173,926
47,700	Wakita & Co. Ltd. (Capital Goods)	459,100
57,500	Yellow Hat Ltd. (Retailing)	966,900
63,500	Zeon Corp. (Materials)	1,012,493
196,700	ZIGExN Co. Ltd. (Media & Entertainment)	719,039

		923,512,982

Luxembourg – 0.7%
414,145	APERAM SA (Materials)	21,435,103

Malta – 1.0%
1,887,767	Kindred Group plc SDR (Consumer Services)	32,490,802

Netherlands – 3.1%
170,644	Arcadis NV (Capital Goods)	7,177,688
251,441	ASR Nederland NV (Insurance)	10,981,798
295,370	BE Semiconductor Industries NV (Semiconductors & Semiconductor Equipment)	23,855,643
23,470	Brunel International NV (Commercial & Professional Services)	313,659
30,576	Eurocommercial Properties NV CVA (REIT)	790,927
663,393	Flow Traders (Diversified Financials)(a)(b)	27,388,356
444,484	Signify NV (Capital Goods)*(a)	25,241,848
28,889	Van Lanschot Kempen NV CVA (Banks)	845,573

		96,595,492

New Zealand – 0.1%
428,853	Fletcher Building Ltd. (Materials)	2,229,574

Norway – 2.0%
25,416	Atea ASA (Software & Services)*	486,847
2,145,955	Europris ASA (Retailing)(a)	14,606,871
2,391,861	Golden Ocean Group Ltd. (Transportation)*	20,602,568
293,090	Kongsberg Gruppen ASA (Capital Goods)	7,397,233
219,335	Selvaag Bolig ASA (Real Estate)	1,609,967
616,837	SpareBank 1 SMN (Banks)	8,314,170
357,452	Veidekke ASA (Capital Goods)	5,489,292
497,519	Wallenius Wilhelmsen ASA (Transportation)*	1,663,041
138,577	XXL ASA (Retailing)*(a)	358,700

		60,528,689

Singapore – 0.1%
251,900	Keppel DC REIT (REIT)	508,515
319,800	Parkway Life REIT (REIT)	1,002,116
125,600	Sasseur REIT (REIT)	87,301

The accompanying notes are an integral part of these financial statements.	23

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Description	Value

Common Stocks – (continued)
Singapore – (continued)
849,300	Sembcorp Industries Ltd. (Utilities)	$1,350,035

		2,947,967

Spain – 4.0%
2,100,477	Acerinox SA (Materials)	29,126,058
1,148,184	Applus Services SA (Commercial & Professional Services)*	12,147,822
3,674,535	Bankinter SA (Banks)	20,094,381
1,055,795	Cia de Distribucion Integral Logista Holdings SA (Transportation)	21,949,435
79,019	Gestamp Automocion SA (Automobiles & Components)*(a)	408,027
4,370,261	Liberbank SA (Banks)	1,545,770
3,674,535	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)*	7,200,867
1,055,571	Mediaset Espana Comunicacion SA (Media & Entertainment)*	6,738,710
101,373	Pharma Mar SA (Pharmaceuticals, Biotechnology & Life Sciences)	11,581,864
220,917	Unicaja Banco SA (Banks)(a)	217,716
170,233	Viscofan SA (Food, Beverage & Tobacco)	11,633,592

		122,644,242

Sweden – 7.0%
2,754,051	Arjo AB Class B (Health Care Equipment & Services)	27,155,208
2,898,853	Betsson AB (Consumer Services)*	26,339,055
247,515	Bilia AB Class A (Retailing)(b)	4,314,512
679,982	Biotage AB (Pharmaceuticals, Biotechnology & Life Sciences)	14,672,716
68,183	Bonava AB Class B (Consumer Durables & Apparel)	807,799
102,473	Boozt AB (Retailing)*(a)	2,382,231
28,899	Coor Service Management Holding AB (Commercial & Professional Services)(a)	244,793
263,119	Fabege AB (Real Estate)	3,922,903
208,576	Getinge AB Class B (Health Care Equipment & Services)	7,054,256
1,999,611	Hexpol AB (Materials)(b)	24,516,036
819,555	Inwido AB (Capital Goods)*	14,338,242
3,417,039	LeoVegas AB (Consumer Services)(a)	20,436,106
550,491	Lindab International AB (Capital Goods)	11,204,046
249,071	Mekonomen AB (Retailing)*	4,272,033
805,751	Nobia AB (Consumer Durables & Apparel)(b)	7,003,457
1,305,563	Nobina AB (Transportation)*(a)	11,540,263
28	Nolato AB Class B (Capital Goods)*	2,765
297,485	Nordic Entertainment Group AB Class B (Media & Entertainment)*	13,799,585
345,534	Peab AB Class B (Capital Goods)*	4,984,529

Common Stocks – (continued)
Sweden – (continued)
569,848	Resurs Holding AB (Diversified Financials)(a)	2,945,334
352,667	Trelleborg AB Class B (Capital Goods)(b)	9,174,928
192,153	Wihlborgs Fastigheter AB (Real Estate)	3,928,010

		215,038,807

Switzerland – 5.1%
70,902	ALSO Holding AG (Registered) (Technology Hardware & Equipment)*	21,443,653
210,466	Ascom Holding AG (Registered) (Health Care Equipment & Services)*	3,297,960
51,954	Bachem Holding AG (Registered) Class B (Pharmaceuticals, Biotechnology & Life Sciences)*	26,375,810
1,145	Belimo Holding AG (Registered) (Capital Goods)	456,942
5,331	Bossard Holding AG (Registered) Class A (Capital Goods)	1,281,720
41,542	Bucher Industries AG (Registered) (Capital Goods)	21,801,952
697	dormakaba Holding AG (Capital Goods)	458,022
2,589	Forbo Holding AG (Registered) (Consumer Durables & Apparel)	4,958,559
2,905	Gurit Holding AG (Materials)	7,554,750
174, 280	Huber + Suhner AG (Registered) (Capital Goods)	13,986,971
3,169	Interroll Holding AG (Registered) (Capital Goods)	10,831,009
628,388	OC Oerlikon Corp. AG (Registered) (Capital Goods)	7,348,930
3,993	Swissquote Group Holding SA (Registered) (Diversified Financials)	599,587
63,631	Tecan Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	31,006,487
5,294	Vontobel Holding AG (Registered) (Diversified Financials)	398,438
67,902	Zehnder Group AG (Capital Goods)	5,476,837

		157,277,627

Ukraine – 0.9%
4,384,080	Ferrexpo plc (Materials)	26,555,000

United Kingdom – 12.9%
290,569	Bellway plc (Consumer Durables & Apparel)	14,495,057
1,148,059	boohoo Group plc (Retailing)*	5,388,148
43,781	Brewin Dolphin Holdings plc (Diversified Financials)	205,701
201,403	Cairn Energy plc (Energy)	472,304
492,147	Central Asia Metals plc (Materials)	1,889,509

24	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Shares	Description	Value

Common Stocks – (continued)
United Kingdom – (continued)
30,362	Clipper Logistics plc (Commercial & Professional Services)	$288,488
345,423	CMC Markets plc (Diversified Financials)(a)	2,327,987
424,757	Computacenter plc (Software & Services)	15,710,769
704,550	Crest Nicholson Holdings plc (Consumer Durables & Apparel)*	3,977,693
31,205	Dunelm Group plc (Retailing)	635,499
2,026	EMIS Group plc (Health Care Equipment & Services)	34,304
2,426,434	Eurasia Mining plc (Materials)*	914,160
2,363,391	Firstgroup plc (Transportation)*	2,425,123
14,145	Frasers Group plc (Retailing)*	100,631
62,444	Games Workshop Group plc (Consumer Durables & Apparel)	9,356,506
109,441	GB Group plc (Software & Services)	1,358,024
24,310	Go-Ahead Group plc (The) (Transportation)*	410,266
827,821	Grafton Group plc (Capital Goods)	13,637,763
2,830,371	Grainger plc (Real Estate)	11,173,498
1,784,521	Halfords Group plc (Retailing)*	9,291,213
25,145	Hill & Smith Holdings plc (Materials)	511,330
2,338,421	IG Group Holdings plc (Diversified Financials)	29,583,247
456,204	IMI plc (Capital Goods)	10,024,908
2,704,975	Inchcape plc (Retailing)*	29,196,778
76,897	Intermediate Capital Group plc (Diversified Financials)	2,321,508
21,233,932	ITV plc (Media & Entertainment)*	35,489,644
1,224	Judges Scientific plc (Capital Goods)	97,259
2,664,363	Just Group plc (Insurance)*	4,005,706
325,728	Kainos Group plc (Software & Services)	6,873,657
209,547	LondonMetric Property plc (REIT)	652,917
11,567,316	Man Group plc (Diversified Financials)	26,888,312
276,392	Marshalls plc (Materials)*	2,775,159
1,347,978	Marston’s plc (Consumer Services)*	1,802,208
4,013,814	Moneysupermarket.com Group plc (Retailing)	15,136,746
214,174	Morgan Sindall Group plc (Capital Goods)	6,809,974
133,379	NCC Group plc (Software & Services)	500,111
229,182	Ninety One plc (Diversified Financials)	773,555
1,295,918	OSB Group plc (Banks)	8,580,557
908,394	Pagegroup plc (Commercial & Professional Services)*	7,028,459
1,715,704	Paragon Banking Group plc (Banks)	11,146,001

Common Stocks – (continued)
United Kingdom – (continued)
1,440,062	Pennon Group plc (Utilities)	20,569,748
97,159	Picton Property Income Ltd. (The) (REIT)	121,971
1,673,602	Playtech plc (Consumer Services)*	10,752,305
277,322	Provident Financial plc (Diversified Financials)*	937,828
8,921	Rathbone Brothers plc (Diversified Financials)	208,570
27,173	Redde Northgate plc (Transportation)	136,675
227,016	Redrow plc (Consumer Durables & Apparel)	2,166,947
30,122	Renishaw plc (Technology Hardware & Equipment)	2,600,823
48,009	Royal Mail plc (Transportation)*	328,918
39,185	S4 Capital plc (Media & Entertainment)*	302,511
777,297	Savills plc (Real Estate)	12,808,172
3,477,699	Spirent Communications plc (Technology Hardware & Equipment)	12,311,126
1,708,902	Stagecoach Group plc (Transportation)*	2,121,626
2,662,673	Tate & Lyle plc (Food, Beverage & Tobacco)	29,455,998
59,542	Travis Perkins plc (Capital Goods)*	1,264,384
541,087	Tritax Big Box REIT plc (REIT)	1,421,883
12,223	Ultra Electronics Holdings plc (Capital Goods)	341,487
195,882	Vesuvius plc (Capital Goods)	1,454,546
131,007	Vistry Group plc (Consumer Durables & Apparel)	2,239,409
186,404	Watkin Jones plc (Real Estate)	610,117
66,717	Wickes Group plc (Retailing)*	230,303

		396,676,026

United States – 0.3%
122,394	Reliance Worldwide Corp. Ltd. (Capital Goods)	463,918
137,774	RHI Magnesita NV (Materials)	8,637,862

		9,101,780

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE
(Cost $2,378,114,901)		$2,968,249,213

The accompanying notes are an integral part of these financial statements.	25

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Schedule of Investments (continued)

April 30, 2021 (Unaudited)

Shares	Dividend Rate	Value

Securities Lending Reinvestment Vehicle(d) – 1.7%
Goldman Sachs Financial Square Government Fund – Institutional Shares
51,866,246	0.026%	$51,866,246
(Cost $51,866,246)

TOTAL INVESTMENTS – 98.0%
(Cost $2,429,981,147)		$3,020,115,459

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		61,008,372

NET ASSETS – 100.0%		$3,081,123,831

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Security is currently in default and/or non-income producing.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933.

(b)	All or a portion of security is on loan.

(c)	Preference Shares are a special type of equity investment that shares in the earnings of the company, has limited voting rights, and receives a greater dividend than applicable Common Shares.

(d)	Represents an Affiliated Issuer.

Investment Abbreviations:
CVA	—Dutch Certification
REIT	—Real Estate Investment Trust
SDR	—Swedish Depositary Receipt

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At April 30, 2021, the Fund had the following futures contracts:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long position contracts:
EURO STOXX 50 Index	563	06/18/2021	$26,668,550	$527,627
FTSE 100 Index	125	06/18/2021	11,976,293	270,662
Hang Seng Index	7	05/28/2021	1,285,507	(18,066)
MSCI Singapore Index	47	05/28/2021	1,277,644	6,928
SPI 200 Index	46	06/17/2021	6,203,089	123,486
TOPIX Index	119	06/10/2021	20,704,410	(5,092)

Total Futures Contracts				$905,545

26	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Assets and Liabilities

April 30, 2021 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund
Assets:
Investments in unaffiliated issuers, at value (cost $1,598,426,678, $2,028,355,414 and $2,378,114,901)	$2,010,185,454	$2,431,811,823	$2,968,249,213
Investments in affiliated securities lending reinvestment vehicle, at value (cost $12,805,362, $25,382,550 and $51,866,246)(a)	12,805,362	25,382,550	51,866,246
Cash	39,328,499	25,103,518	11,372,078
Foreign currencies, at value (cost $7,394,051, $37,477,111 and $74,046,035)	7,393,603	37,504,673	74,227,519
Receivables:
Investments sold	16,243,998	53,715,069	—
Dividends	4,506,207	12,201,105	19,229,954
Collateral on certain derivative contracts(b)	1,669,977	—	4,626,331
Fund shares sold	1,447,093	2,508,431	3,344,034
Due from custodian	433,478	10,078,987	3,166,765
Foreign tax reclaims	96,410	7,711,197	7,934,964
Reimbursement from investment adviser	83,814	103,026	188,904
Securities lending income	35,594	81,231	39,504
Unrealized gain on forward foreign currency exchange contracts	20,940	—	—
Other assets	49,685	68,092	65,527
Total assets	2,094,300,114	2,606,269,702	3,144,311,039

Liabilities:
Variation margin on futures	453,185	186,103	184,692
Payables:
Payable upon return of securities loaned	12,805,362	25,382,550	51,866,246
Investments purchased	8,588,028	62,165,417	3,166,765
Foreign capital gains taxes	2,668,012	—	—
Fund shares redeemed	1,706,057	1,752,768	4,613,983
Management fees	1,673,558	1,568,389	2,068,065
Distribution and Service fees and Transfer Agency fees	110,295	141,081	182,771
Accrued expenses	734,397	614,059	1,104,686
Total liabilities	28,738,894	91,810,367	63,187,208

Net Assets:
Paid-in capital	1,509,863,982	2,200,378,588	2,678,311,918
Total distributable earnings (loss)	555,697,238	314,080,747	402,811,913
NET ASSETS	$2,065,561,220	$2,514,459,335	$3,081,123,831
Net Assets:
Class A	$57,403,378	$108,676,319	$142,879,432
Class C	6,705,171	14,681,202	32,107,033
Institutional	1,149,084,400	1,160,675,131	2,103,456,341
Service	—	4,807,153	—
Investor	112,915,537	110,253,882	145,119,828
Class R6	567,934,141	650,076,579	600,730,800
Class R	27,474,774	9,325,876	—
Class P	144,043,819	455,963,193	56,830,397
Total Net Assets	$2,065,561,220	$2,514,459,335	$3,081,123,831
Shares outstanding $0.001 par value (unlimited shares authorized):
Class A	4,488,711	7,589,089	10,070,608
Class C	530,013	1,045,781	2,338,046
Institutional	90,095,705	78,699,558	148,403,538
Service	—	332,053	—
Investor	8,864,434	7,822,475	10,279,323
Class R6	44,569,687	44,113,153	42,288,857
Class R	2,183,815	670,333	—
Class P	11,303,529	30,965,841	4,000,879
Net asset value, offering and redemption price per share:(c)
Class A	$12.79	$14.32	$14.19
Class C	12.65	14.04	13.73
Institutional	12.75	14.75	14.17
Service	—	14.48	—
Investor	12.74	14.09	14.12
Class R6	12.74	14.74	14.21
Class R	12.58	13.91	—
Class P	12.74	14.72	14.20

(a)	Includes loaned securities having a market value of $11,834,741, $24,200,465 and $48,095,182, for the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds, respectively.
(b)	Includes amount segregated for initial margin and/or collateral on futures transactions for Emerging Markets Equity Insights and International Small Cap Insights Funds, respectively.
(c)	Maximum public offering price per share for Class A Shares of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds is $13.53, $15.15 and $15.02, respectively. At redemption, Class C Shares may be subject to a contingent deferred sales charge assessed on the amount equal to the lesser of the current NAV or the original purchase price of the shares.

The accompanying notes are an integral part of these financial statements.	27

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Operations

For the Six Months Ended April 30, 2021 (Unaudited)

	Emerging Markets Equity Insights Fund	International Equity Insights Fund	International Small Cap Insights Fund
Investment income:

Dividends — unaffiliated issuers (net of foreign taxes withheld of $2,739,345, $2,808,194 and $3,817,990)	$15,544,168	$34,904,945	$38,926,906

Securities lending income — affiliated issuer	103,009	168,059	350,904

Dividends — affiliated issuers	806	35	25

Other income	—	1,655,999	115,424

Total investment income	15,647,983	36,729,038	39,393,259

Expenses:

Management fees	9,816,732	9,055,521	11,805,120

Custody, accounting and administrative services	639,409	386,455	667,243

Transfer Agency fees(a)	479,641	613,858	724,624

Distribution and Service (12b-1) fees(a)	173,804	263,019	288,458

Printing and mailing costs	120,683	132,455	390,277

Professional fees	60,241	60,040	59,593

Registration fees	52,715	68,796	61,768

Trustee fees	10,835	11,265	11,657

Service fees — Class C	8,135	18,500	39,224

Shareholder administration fees — Service Shares	—	5,253	—

Other	113,618	37,957	43,188

Total expenses	11,475,813	10,653,119	14,091,152

Less — expense reductions	(470,001)	(662,715)	(1,066,930)

Net expenses	11,005,812	9,990,404	13,024,222

NET INVESTMENT INCOME	4,642,171	26,738,634	26,369,037

Realized and unrealized gain (loss):

Net realized gain (loss) from:

Investments — unaffiliated issuers	388,700,470	261,906,485	370,178,423

Futures contracts	4,422,160	1,180,469	4,305,330

Foreign currency transactions	(951,404)	767,579	866,118

Net change in unrealized gain (loss) on:

Investments — unaffiliated issuers (including the effects of the net change in the foreign capital gains tax liability of $68,504, $0 and $0)	50,725,972	287,774,430	391,194,788

Futures contracts	79,651	1,538,495	2,774,341

Forward foreign currency exchange contracts	20,940	—	—

Foreign currency translation	(1,250,988)	213,069	325,503

Net realized and unrealized gain	441,746,801	553,380,527	769,644,503

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$446,388,972	$580,119,161	$796,013,540

(a)	Class specific Distribution and/or Service, and Transfer Agency fees were as follows:

	Distribution and/or (12b-1) Service Fees				Transfer Agency Fees
Fund	Class A	Class C	Service	Class R	Class A	Class C	Institutional	Service	Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights	$70,629	$24,406	$—	$78,769	$45,203	$5,207	$219,298	$—	$84,127	$80,749	$25,206	$19,851
International Equity Insights	178,797	55,501	5,251	23,470	114,431	11,840	209,485	841	114,862	91,438	7,510	63,451
International Small Cap Insights	170,785	117,673	—	—	109,303	25,104	376,462	—	113,533	92,598	—	7,624

28	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets

	Emerging Markets Equity Insights Fund		International Equity Insights Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:
Net investment income	$4,642,171	$24,562,473	$26,738,634	$39,638,051

Net realized gain (loss)	392,171,226	(59,219,048)	263,854,533	(138,209,793)

Net change in unrealized gain (loss)	49,575,575	201,153,791	289,525,994	(66,737,522)
Net increase (decrease) in net assets resulting from operations	446,388,972	166,497,216	580,119,161	(165,309,264)

Distributions to shareholders:
From distributable earnings:

Class A Shares	(416,421)	(1,170,011)	(3,661,413)	(6,053,941)

Class C Shares	—	(56,474)	(112,935)	(273,424)

Institutional Shares	(12,590,250)	(19,988,849)	(17,452,273)	(30,508,959)

Service Shares	—	—	(57,944)	(105,545)

Investor Shares	(1,039,734)	(2,202,457)	(1,748,151)	(14,717,983)

Class R6 Shares	(6,059,820)	(9,800,344)	(11,124,915)	(15,101,395)

Class R Shares	(214,543)	(438,620)	(133,553)	(176,443)

Class P Shares	(1,464,922)	(2,563,795)	(7,760,380)	(9,256,226)
Total distributions to shareholders	(21,785,690)	(36,220,550)	(42,051,564)	(76,193,916)

From share transactions:
Proceeds from sales of shares	238,418,762	518,724,358	371,110,451	948,110,037

Reinvestment of distributions	20,103,969	33,859,109	32,493,973	61,919,453

Cost of shares redeemed	(333,698,714)	(749,322,930)	(659,317,634)	(1,585,726,253)
Net decrease in net assets resulting from share transactions	(75,175,983)	(196,739,463)	(255,713,210)	(575,696,763)
TOTAL INCREASE (DECREASE)	349,427,299	(66,462,797)	282,354,387	(817,199,943)

Net Assets:
Beginning of period	1,716,133,921	1,782,596,718	2,232,104,948	3,049,304,891
End of period	$2,065,561,220	$1,716,133,921	$2,514,459,335	$2,232,104,948

The accompanying notes are an integral part of these financial statements.	29

GOLDMAN SACHS STRUCTURED INTERNATIONAL EQUITY INSIGHTS FUNDS

Statements of Changes in Net Assets (continued)

	International Small Cap Insights Fund
	For the Six Months Ended April 30, 2021 (Unaudited)	For the Fiscal Year Ended October 31, 2020
From operations:
Net investment income	$26,369,037	$36,410,663

Net realized gain (loss)	375,349,871	(209,823,674)

Net change in unrealized gain (loss)	394,294,632	(35,926,530)
Net increase (decrease) in net assets resulting from operations	796,013,540	(209,339,541)

Distributions to shareholders:
From distributable earnings:

Class A Shares	(2,062,155)	(5,023,326)

Class C Shares	(217,691)	(1,160,269)

Institutional Shares	(34,889,859)	(75,418,332)

Investor Shares	(2,520,745)	(8,589,904)

Class R6 Shares	(10,388,113)	(41,125,645)

Class P Shares	(897,729)	(2,779,660)
Total distributions to shareholders	(50,976,292)	(134,097,136)

From share transactions:
Proceeds from sales of shares	323,667,321	839,452,474

Reinvestment of distributions	48,546,592	123,448,591

Cost of shares redeemed	(933,123,676)	(1,619,152,181)
Net decrease in net assets resulting from share transactions	(560,909,763)	(656,251,116)
TOTAL INCREASE (DECREASE)	184,127,485	(999,687,793)

Net Assets:
Beginning of period	2,896,996,346	3,896,684,139
End of period	$3,081,123,831	$2,896,996,346

30	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.25		$9.34	$8.98	$11.00	$8.54	$7.92

Net investment income(a)	0.01		0.10	0.15	0.18	0.13	0.10

Net realized and unrealized gain (loss)	2.62		0.96	0.36	(1.66)	2.41	0.59

Total from investment operations	2.63		1.06	0.51	(1.48)	2.54	0.69

Distributions to shareholders from net investment income	(0.09)		(0.15)	(0.15)	(0.12)	(0.08)	(0.07)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	(0.09)		(0.15)	(0.15)	(0.54)	(0.08)	(0.07)

Net asset value, end of period	$12.79		$10.25	$9.34	$8.98	$11.00	$8.54

Total return(b)	25.74%		11.56%	5.74%	(14.11)%	30.15%	8.79%

Net assets, end of period (in 000s)	$57,403		$52,068	$72,886	$82,726	$95,930	$50,289

Ratio of net expenses to average net assets	1.46	%(c)	1.47%	1.48%	1.48%	1.52%	1.56%

Ratio of total expenses to average net assets	1.51	%(c)	1.53%	1.56%	1.54%	1.55%	1.63%

Ratio of net investment income to average net assets	0.11	%(c)	1.13%	1.61%	1.72%	1.36%	1.24%

Portfolio turnover rate(d)	93%		178%	165%	147%	172%	216%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	31

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.10		$9.19	$8.83	$10.88	$8.45	$7.84

Net investment income (loss)(a)	(0.04)		0.04	0.08	0.10	0.07	0.04

Net realized and unrealized gain (loss)	2.59		0.94	0.36	(1.64)	2.39	0.58

Total from investment operations	2.55		0.98	0.44	(1.54)	2.46	0.62

Distributions to shareholders from net investment income	—		(0.07)	(0.08)	(0.09)	(0.03)	(0.01)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	—		(0.07)	(0.08)	(0.51)	(0.03)	(0.01)

Net asset value, end of period	$12.65		$10.10	$9.19	$8.83	$10.88	$8.45

Total return(b)	25.25%		10.65%	5.09%	(14.80)%	29.20%	7.97%

Net assets, end of period (in 000s)	$6,705		$5,905	$8,303	$8,975	$7,563	$1,132

Ratio of net expenses to average net assets	2.21	%(c)	2.21%	2.23%	2.23%	2.26%	2.31%

Ratio of total expenses to average net assets	2.26	%(c)	2.28%	2.31%	2.29%	2.29%	2.39%

Ratio of net investment income (loss) to average net assets	(0.63	)%(c)	0.41%	0.85%	0.98%	0.72%	0.47%

Portfolio turnover rate(d)	93%		178%	165%	147%	172%	216%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

32	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.24		$9.33	$8.99	$11.01	$8.54	$7.91

Net investment income(a)	0.03		0.14	0.19	0.19	0.17	0.13

Net realized and unrealized gain (loss)	2.61		0.96	0.35	(1.64)	2.41	0.60

Total from investment operations	2.64		1.10	0.54	(1.45)	2.58	0.73

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.20)	(0.15)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	(0.13)		(0.19)	(0.20)	(0.57)	(0.11)	(0.10)

Net asset value, end of period	$12.75		$10.24	$9.33	$8.99	$11.01	$8.54

Total return(b)	25.97%		11.90%	6.18%	(13.83)%	30.67%	9.35%

Net assets, end of period (in 000s)	$1,149,084		$961,138	$938,157	$981,091	$1,488,246	$852,853

Ratio of net expenses to average net assets	1.09	%(c)	1.09%	1.10%	1.10%	1.15%	1.16%

Ratio of total expenses to average net assets	1.14	%(c)	1.16%	1.18%	1.14%	1.15%	1.22%

Ratio of net investment income to average net assets	0.50	%(c)	1.53%	2.01%	1.84%	1.74%	1.70%

Portfolio turnover rate(d)	93%		178%	165%	147%	172%	216%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	33

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.22		$9.32	$8.97	$10.99	$8.53	$7.91

Net investment income(b)	0.02		0.13	0.18	0.21	0.18	0.12

Net realized and unrealized gain (loss)	2.62		0.95	0.36	(1.66)	2.38	0.59

Total from investment operations	2.64		1.08	0.54	(1.45)	2.56	0.71

Distributions to shareholders from net investment income	(0.12)		(0.18)	(0.19)	(0.15)	(0.10)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	(0.12)		(0.18)	(0.19)	(0.57)	(0.10)	(0.09)

Net asset value, end of period	$12.74		$10.22	$9.32	$8.97	$10.99	$8.53

Total return(c)	25.96%		11.76%	6.06%	(13.90)%	30.47%	9.13%

Net assets, end of period (in 000s)	$112,916		$89,556	$118,727	$96,779	$67,068	$2,565

Ratio of net expenses to average net assets	1.21	%(d)	1.22%	1.23%	1.23%	1.26%	1.31%

Ratio of total expenses to average net assets	1.26	%(d)	1.28%	1.31%	1.29%	1.29%	1.37%

Ratio of net investment income to average net assets	0.38	%(d)	1.39%	1.92%	1.99%	1.81%	1.53%

Portfolio turnover rate(e)	93%		178%	165%	147%	172%	216%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

34	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.23		$9.33	$8.98	$11.00	$8.53	$7.91

Net investment income(a)	0.03		0.14	0.17	0.29	0.19	0.10

Net realized and unrealized gain (loss)	2.61		0.95	0.38	(1.73)	2.39	0.62

Total from investment operations	2.64		1.09	0.55	(1.44)	2.58	0.72

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.20)	(0.16)	(0.11)	(0.10)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	(0.13)		(0.19)	(0.20)	(0.58)	(0.11)	(0.10)

Net asset value, end of period	$12.74		$10.23	$9.33	$8.98	$11.00	$8.53

Total return(b)	26.00%		11.81%	6.32%	(13.84)%	30.74%	9.27%

Net assets, end of period (in 000s)	$567,934		$465,604	$491,306	$621,590	$13,164	$1,637

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.09%	1.08%	1.13%	1.13%

Ratio of total expenses to average net assets	1.13	%(c)	1.15%	1.17%	1.15%	1.13%	1.16%

Ratio of net investment income to average net assets	0.51	%(c)	1.53%	1.89%	2.78%	1.87%	1.26%

Portfolio turnover rate(d)	93%		178%	165%	147%	172%	216%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	35

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.08		$9.20	$8.86	$10.87	$8.44	$7.84

Net investment income (loss)(a)	(0.01)		0.08	0.12	0.15	0.10	0.08

Net realized and unrealized gain (loss)	2.58		0.95	0.36	(1.64)	2.40	0.59

Total from investment operations	2.57		1.03	0.48	(1.49)	2.50	0.67

Distributions to shareholders from net investment income	(0.07)		(0.15)	(0.14)	(0.10)	(0.07)	(0.07)

Distributions to shareholders from net realized gains	—		—	—	(0.42)	—	—

Total distributions	(0.07)		(0.15)	(0.14)	(0.52)	(0.07)	(0.07)

Net asset value, end of period	$12.58		$10.08	$9.20	$8.86	$10.87	$8.44

Total return(b)	25.62%		11.19%	5.52%	(14.34)%	29.86%	8.57%

Net assets, end of period (in 000s)	$27,475		$29,635	$27,790	$20,852	$19,243	$9,363

Ratio of net expenses to average net assets	1.71	%(c)	1.72%	1.73%	1.73%	1.77%	1.81%

Ratio of total expenses to average net assets	1.76	%(c)	1.78%	1.82%	1.79%	1.79%	1.88%

Ratio of net investment income (loss) to average net assets	(0.15	)%(c)	0.91%	1.27%	1.46%	1.06%	1.01%

Portfolio turnover rate(d)	93%		178%	165%	147%	172%	216%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

36	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS EMERGING MARKETS EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs Emerging Markets Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.23		$9.33	$8.98	$10.84

Net investment income(a)	0.03		0.14	0.18	0.18

Net realized and unrealized gain (loss)	2.61		0.95	0.37	(2.04)

Total from investment operations	2.64		1.09	0.55	(1.86)

Distributions to shareholders from net investment income	(0.13)		(0.19)	(0.20)	—

Net asset value, end of period	$12.74		$10.23	$9.33	$8.98

Total return(b)	26.00%		11.80%	6.33%	(17.16)%

Net assets, end of period (in 000s)	$144,044		$112,229	$125,429	$130,763

Ratio of net expenses to average net assets	1.08	%(c)	1.08%	1.09%	1.08	%(c)

Ratio of total expenses to average net assets	1.13	%(c)	1.15%	1.17%	1.17	%(c)

Ratio of net investment income to average net assets	0.51	%(c)	1.48%	1.96%	3.36	%(c)

Portfolio turnover rate(d)	93%		178%	165%	147%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	37

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.40		$12.46	$11.88	$13.19	$10.53	$10.54

Net investment income(a)	0.09		0.14	0.23	0.23	0.18	0.18

Net realized and unrealized gain (loss)	3.04		(0.92)	0.52	(1.36)	2.71	(0.08)

Total from investment operations	3.13		(0.78)	0.75	(1.13)	2.89	0.10

Distributions to shareholders from net investment income	(0.21)		(0.28)	(0.17)	(0.18)	(0.23)	(0.11)

Net asset value, end of period	$14.32		$11.40	$12.46	$11.88	$13.19	$10.53

Total return(b)	27.58%		(6.44)%	6.58%	(8.71)%	28.07%	0.97%

Net assets, end of period (in 000s)	$108,676		$204,087	$237,898	$184,222	$138,267	$104,736

Ratio of net expenses to average net assets	1.17	%(c)	1.17%	1.16%	1.14%	1.21%	1.25%

Ratio of total expenses to average net assets	1.22	%(c)	1.23%	1.24%	1.26%	1.35%	1.39%

Ratio of net investment income to average net assets	1.31	%(c)	1.22%	1.97%	1.76%	1.54%	1.77%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

38	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.13		$12.13	$11.56	$12.91	$10.32	$10.36

Net investment income(a)	0.07		0.05	0.14	0.14	0.09	0.10

Net realized and unrealized gain (loss)	2.94		(0.90)	0.52	(1.34)	2.66	(0.08)

Total from investment operations	3.01		(0.85)	0.66	(1.20)	2.75	0.02

Distributions to shareholders from net investment income	(0.10)		(0.15)	(0.09)	(0.15)	(0.16)	(0.06)

Net asset value, end of period	$14.04		$11.13	$12.13	$11.56	$12.91	$10.32

Total return(b)	27.09%		(7.08)%	5.79%	(9.45)%	27.11%	0.22%

Net assets, end of period (in 000s)	$14,681		$13,484	$22,427	$32,338	$14,886	$6,164

Ratio of net expenses to average net assets	1.92	%(c)	1.92%	1.91%	1.89%	1.95%	2.00%

Ratio of total expenses to average net assets	1.97	%(c)	1.98%	1.99%	2.01%	2.09%	2.14%

Ratio of net investment income to average net assets	1.00	%(c)	0.42%	1.25%	1.11%	0.79%	1.02%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	39

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.76		$12.83	$12.22	$13.57	$10.82	$10.83

Net investment income(a)	0.16		0.18	0.29	0.28	0.23	0.24

Net realized and unrealized gain (loss)	3.09		(0.93)	0.54	(1.41)	2.79	(0.10)

Total from investment operations	3.25		(0.75)	0.83	(1.13)	3.02	0.14

Distributions to shareholders from net investment income	(0.26)		(0.32)	(0.22)	(0.22)	(0.27)	(0.15)

Net asset value, end of period	$14.75		$11.76	$12.83	$12.22	$13.57	$10.82

Total return(b)	27.77%		(6.07)%	7.07%	(8.48)%	28.57%	1.34%

Net assets, end of period (in 000s)	$1,160,675		$810,510	$1,256,782	$1,323,745	$1,012,010	$500,930

Ratio of net expenses to average net assets	0.80	%(c)	0.79%	0.79%	0.81%	0.85%	0.85%

Ratio of total expenses to average net assets	0.85	%(c)	0.85%	0.85%	0.87%	0.94%	0.99%

Ratio of net investment income to average net assets	2.29	%(c)	1.54%	2.41%	2.08%	1.92%	2.25%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

40	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Service Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.52		$12.57	$11.98	$13.32	$10.63	$10.64

Net investment income(a)	0.12		0.12	0.23	0.21	0.18	0.17

Net realized and unrealized gain (loss)	3.03		(0.91)	0.52	(1.38)	2.73	(0.08)

Total from investment operations	3.15		(0.79)	0.75	(1.17)	2.91	0.09

Distributions to shareholders from net investment income	(0.19)		(0.26)	(0.16)	(0.17)	(0.22)	(0.10)

Net asset value, end of period	$14.48		$11.52	$12.57	$11.98	$13.32	$10.63

Total return(b)	27.47%		(6.50)%	6.45%	(8.92)%	27.89%	0.87%

Net assets, end of period (in 000s)	$4,807		$3,675	$5,386	$4,538	$4,073	$1,898

Ratio of net expenses to average net assets	1.30	%(c)	1.29%	1.29%	1.31%	1.35%	1.35%

Ratio of total expenses to average net assets	1.35	%(c)	1.35%	1.35%	1.37%	1.45%	1.49%

Ratio of net investment income to average net assets	1.75	%(c)	1.03%	1.93%	1.57%	1.51%	1.60%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	41

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.19		$12.23	$11.67	$12.97	$10.36	$10.38

Net investment income(b)	0.11		0.16	0.27	0.27	0.23	0.17

Net realized and unrealized gain (loss)	2.98		(0.89)	0.50	(1.35)	2.64	(0.05)

Total from investment operations	3.09		(0.73)	0.77	(1.08)	2.87	0.12

Distributions to shareholders from net investment income	(0.19)		(0.31)	(0.21)	(0.22)	(0.26)	(0.14)

Net asset value, end of period	$14.09		$11.19	$12.23	$11.67	$12.97	$10.36

Total return(c)	27.73%		(6.21)%	6.90%	(8.52)%	28.44%	1.22%

Net assets, end of period (in 000s)	$110,254		$311,446	$549,732	$393,993	$147,186	$6,639

Ratio of net expenses to average net assets	0.92	%(d)	0.92%	0.91%	0.89%	0.94%	1.00%

Ratio of total expenses to average net assets	0.97	%(d)	0.98%	0.99%	1.01%	1.07%	1.14%

Ratio of net investment income to average net assets	1.66	%(d)	1.42%	2.29%	2.09%	1.87%	1.65%

Portfolio turnover rate(e)	78%		160%	136%	124%	161%	176%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

42	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.75		$12.82	$12.22	$13.56	$10.82	$10.83

Net investment income(a)	0.16		0.19	0.30	0.33	0.23	0.14

Net realized and unrealized gain (loss)	3.09		(0.94)	0.52	(1.45)	2.78	0.01

Total from investment operations	3.25		(0.75)	0.82	(1.12)	3.01	0.15

Distributions to shareholders from net investment income	(0.26)		(0.32)	(0.22)	(0.22)	(0.27)	(0.16)

Net asset value, end of period	$14.74		$11.75	$12.82	$12.22	$13.56	$10.82

Total return(b)	27.81%		(6.06)%	7.10%	(8.48)%	28.51%	1.37%

Net assets, end of period (in 000s)	$650,077		$522,707	$595,264	$415,327	$80,686	$46,707

Ratio of net expenses to average net assets	0.79	%(c)	0.78%	0.78%	0.79%	0.83%	0.83%

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.86%	0.93%	0.96%

Ratio of net investment income to average net assets	2.23	%(c)	1.61%	2.49%	2.45%	1.96%	1.32%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	43

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class R Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$11.08		$12.10	$11.54	$12.85	$10.29	$10.34

Net investment income(a)	0.10		0.11	0.21	0.19	0.16	0.13

Net realized and unrealized gain (loss)	2.91		(0.89)	0.50	(1.33)	2.64	(0.06)

Total from investment operations	3.01		(0.78)	0.71	(1.14)	2.80	0.07

Distributions to shareholders from net investment income	(0.18)		(0.24)	(0.15)	(0.17)	(0.24)	(0.12)

Net asset value, end of period	$13.91		$11.08	$12.10	$11.54	$12.85	$10.29

Total return(b)	27.43%		(6.69)%	6.36%	(9.01)%	27.81%	0.67%

Net assets, end of period (in 000s)	$9,326		$8,321	$9,281	$7,548	$7,071	$2,152

Ratio of net expenses to average net assets	1.42	%(c)	1.42%	1.41%	1.40%	1.45%	1.50%

Ratio of total expenses to average net assets	1.47	%(c)	1.48%	1.49%	1.51%	1.59%	1.64%

Ratio of net investment income to average net assets	1.50	%(c)	0.99%	1.79%	1.49%	1.39%	1.28%

Portfolio turnover rate(d)	78%		160%	136%	124%	161%	176%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

44	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Equity Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$11.74		$12.81	$12.21	$13.79

Net investment income(a)	0.16		0.19	0.30	0.12

Net realized and unrealized gain (loss)	3.08		(0.94)	0.52	(1.70)

Total from investment operations	3.24		(0.75)	0.82	(1.58)

Distributions to shareholders from net investment income	(0.26)		(0.32)	(0.22)	—

Net asset value, end of period	$14.72		$11.74	$12.81	$12.21

Total return(b)	27.75%		(6.06)%	7.03%	(11.46)%

Net assets, end of period (in 000s)	$455,963		$357,875	$372,536	$245,618

Ratio of net expenses to average net assets	0.79	%(c)	0.78%	0.78%	0.78	%(c)

Ratio of total expenses to average net assets	0.84	%(c)	0.84%	0.84%	0.87	%(c)

Ratio of net investment income to average net assets	2.24	%(c)	1.62%	2.43%	1.65	%(c)

Portfolio turnover rate(d)	78%		160%	136%	124%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	45

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class A Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.96		$11.77	$11.16	$13.39	$10.71	$10.42

Net investment income(a)	0.10		0.08	0.17	0.17	0.14	0.16

Net realized and unrealized gain (loss)	3.32		(0.52)	0.55	(1.39)	2.79	0.27

Total from investment operations	3.42		(0.44)	0.72	(1.22)	2.93	0.43

Distributions to shareholders from net investment income	(0.19)		(0.37)	(0.11)	(0.18)	(0.25)	(0.14)

Distributions to shareholders from net realized gains	—		—	—	(0.83)	—	—

Total distributions	(0.19)		(0.37)	(0.11)	(1.01)	(0.25)	(0.14)

Net asset value, end of period	$14.19		$10.96	$11.77	$11.16	$13.39	$10.71

Total return(b)	31.45%		(3.98)%	6.68%	(9.88)%	28.01%	4.17%

Net assets, end of period (in 000s)	$142,879		$120,602	$163,427	$193,465	$211,268	$242,383

Ratio of net expenses to average net assets	1.24	%(c)	1.25%	1.26%	1.26%	1.29%	1.30%

Ratio of total expenses to average net assets	1.32	%(c)	1.31%	1.33%	1.31%	1.34%	1.39%

Ratio of net investment income to average net assets	1.48	%(c)	0.76%	1.52%	1.34%	1.18%	1.55%

Portfolio turnover rate(d)	80%		149%	131%	110%	129%	140%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

46	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class C Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.56		$11.34	$10.73	$12.95	$10.35	$10.11

Net investment income (loss)(a)	0.04		— (b)	0.09	0.08	0.07	0.08

Net realized and unrealized gain (loss)	3.21		(0.51)	0.54	(1.35)	2.70	0.25

Total from investment operations	3.25		(0.51)	0.63	(1.27)	2.77	0.33

Distributions to shareholders from net investment income	(0.08)		(0.27)	(0.02)	(0.12)	(0.17)	(0.09)

Distributions to shareholders from net realized gains	—		—	—	(0.83)	—	—

Total distributions	(0.08)		(0.27)	(0.02)	(0.95)	(0.17)	(0.09)

Net asset value, end of period	$13.73		$10.56	$11.34	$10.73	$12.95	$10.35

Total return(c)	30.91%		(4.71)%	5.94%	(10.59)%	27.20%	3.27%

Net assets, end of period (in 000s)	$32,107		$29,190	$51,728	$68,767	$65,194	$44,643

Ratio of net expenses to average net assets	1.99	%(d)	2.00%	2.01%	2.01%	2.04%	2.05%

Ratio of total expenses to average net assets	2.07	%(d)	2.06%	2.08%	2.06%	2.09%	2.14%

Ratio of net investment income (loss) to average net assets	0.71	%(d)	(0.01)%	0.82%	0.61%	0.60%	0.83%

Portfolio turnover rate(e)	80%		149%	131%	110%	129%	140%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Amount is less than $0.005 per share.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	47

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Institutional Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.97		$11.78	$11.19	$13.42	$10.73	$10.44

Net investment income(a)	0.12		0.12	0.22	0.21	0.21	0.21

Net realized and unrealized gain (loss)	3.32		(0.52)	0.54	(1.38)	2.77	0.26

Total from investment operations	3.44		(0.40)	0.76	(1.17)	2.98	0.47

Distributions to shareholders from net investment income	(0.24)		(0.41)	(0.17)	(0.23)	(0.29)	(0.18)

Distributions to shareholders from net realized gains	—		—	—	(0.83)	—	—

Total distributions	(0.24)		(0.41)	(0.17)	(1.06)	(0.29)	(0.18)

Net asset value, end of period	$14.17		$10.97	$11.78	$11.19	$13.42	$10.73

Total return(b)	31.62%		(3.61)%	7.10%	(9.53)%	28.59%	4.50%

Net assets, end of period (in 000s)	$2,103,456		$1,608,195	$2,134,382	$2,250,288	$1,796,887	$1,118,478

Ratio of net expenses to average net assets	0.88	%(c)	0.87%	0.87%	0.87%	0.90%	0.90%

Ratio of total expenses to average net assets	0.95	%(c)	0.93%	0.95%	0.92%	0.94%	0.98%

Ratio of net investment income to average net assets	1.92	%(c)	1.13%	1.96%	1.67%	1.77%	1.98%

Portfolio turnover rate(d)	80%		149%	131%	110%	129%	140%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

48	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Investor Shares(a)
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.92		$11.72	$11.12	$13.36	$10.68	$10.40

Net investment income(b)	0.11		0.10	0.19	0.21	0.21	0.19

Net realized and unrealized gain (loss)	3.31		(0.51)	0.56	(1.40)	2.75	0.26

Total from investment operations	3.42		(0.41)	0.75	(1.19)	2.96	0.45

Distributions to shareholders from net investment income	(0.22)		(0.39)	(0.15)	(0.22)	(0.28)	(0.17)

Distributions to shareholders from net realized gains	—		—	—	(0.83)	—	—

Total distributions	(0.22)		(0.39)	(0.15)	(1.05)	(0.28)	(0.17)

Net asset value, end of period	$14.12		$10.92	$11.72	$11.12	$13.36	$10.68

Total return(c)	31.57%		(3.72)%	7.01%	(9.72)%	28.48%	4.33%

Net assets, end of period (in 000s)	$145,120		$131,558	$274,079	$532,484	$344,700	$99,365

Ratio of net expenses to average net assets	0.99	%(d)	1.00%	1.01%	1.01%	1.04%	1.05%

Ratio of total expenses to average net assets	1.07	%(d)	1.06%	1.08%	1.06%	1.09%	1.13%

Ratio of net investment income to average net assets	1.71	%(d)	0.95%	1.74%	1.68%	1.76%	1.83%

Portfolio turnover rate(e)	80%		149%	131%	110%	129%	140%

(a)	Effective August 15, 2017, Class IR changed its name to Investor Shares.
(b)	Calculated based on the average shares outstanding methodology.
(c)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(d)	Annualized.
(e)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	49

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class R6 Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,
			2020	2019	2018	2017	2016
Per Share Data

Net asset value, beginning of period	$10.99		$11.80	$11.21	$13.45	$10.75	$10.44

Net investment income(a)	0.11		0.13	0.22	0.22	0.20	0.26

Net realized and unrealized gain (loss)	3.34		(0.52)	0.54	(1.40)	2.79	0.23

Total from investment operations	3.45		(0.39)	0.76	(1.18)	2.99	0.49

Distributions to shareholders from net investment income	(0.23)		(0.42)	(0.17)	(0.23)	(0.29)	(0.18)

Distributions to shareholders from net realized gains	—		—	—	(0.83)	—	—

Total distributions	(0.23)		(0.42)	(0.17)	(1.06)	(0.29)	(0.18)

Net asset value, end of period	$14.21		$10.99	$11.80	$11.21	$13.45	$10.75

Total return(b)	31.63%		(3.60)%	7.11%	(9.57)%	28.67%	4.72%

Net assets, end of period (in 000s)	$600,731		$963,821	$1,192,142	$1,076,035	$116,788	$18,566

Ratio of net expenses to average net assets	0.86	%(c)	0.86%	0.86%	0.85%	0.88%	0.88%

Ratio of total expenses to average net assets	0.94	%(c)	0.92%	0.94%	0.92%	0.92%	0.97%

Ratio of net investment income to average net assets	1.74	%(c)	1.19%	2.01%	1.72%	1.58%	2.39%

Portfolio turnover rate(d)	80%		149%	131%	110%	129%	140%

(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

50	The accompanying notes are an integral part of these financial statements.

GOLDMAN SACHS INTERNATIONAL SMALL CAP INSIGHTS FUND

Financial Highlights (continued)

Selected Data for a Share Outstanding Throughout Each Period

	Goldman Sachs International Small Cap Insights Fund
	Class P Shares
	Six Months Ended April 30, 2021 (Unaudited)		Year Ended October 31,		April 16, 2018* to October 31, 2018
			2020	2019
Per Share Data

Net asset value, beginning of period	$10.99		$11.80	$11.21	$13.08

Net investment income(a)	0.12		0.12	0.22	0.08

Net realized and unrealized gain (loss)	3.33		(0.51)	0.54	(1.95)

Total from investment operations	3.45		(0.39)	0.76	(1.87)

Distributions to shareholders from net investment income	(0.24)		(0.42)	(0.17)	—

Net asset value, end of period	$14.20		$10.99	$11.80	$11.21

Total return(b)	31.66%		(3.60)%	7.11%	(14.30)%

Net assets, end of period (in 000s)	$56,830		$43,631	$80,926	$90,943

Ratio of net expenses to average net assets	0.87	%(c)	0.86%	0.86%	0.85	%(c)

Ratio of total expenses to average net assets	0.94	%(c)	0.92%	0.94%	0.93	%(c)

Ratio of net investment income to average net assets	1.93	%(c)	1.08%	1.96%	1.20	%(c)

Portfolio turnover rate(d)	80%		149%	131%	110%

*	Commencement of operations.
(a)	Calculated based on the average shares outstanding methodology.
(b)	Assumes investment at the net asset value at the beginning of the period, reinvestment of all distributions, a complete redemption of the investment at the net asset value at the end of the period and no sales or redemption charges (if any). Total returns would be reduced if a sales or redemption charge was taken into account. Returns do not reflect the impact of taxes to shareholders relating to Fund distributions or the redemption of Fund shares. Total returns for periods less than one full year are not annualized.
(c)	Annualized.
(d)	The Fund’s portfolio turnover rate is calculated in accordance with regulatory requirements, without regard to transactions involving short term investments and certain derivatives. If such transactions were included, the Fund’s portfolio turnover rate may be higher.

The accompanying notes are an integral part of these financial statements.	51

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements

April 30, 2021 (Unaudited)

1. ORGANIZATION

Goldman Sachs Trust (the “Trust”) is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The following table lists those series of the Trust that are included in this report (collectively, the “Funds” or individually a “Fund”), along with their corresponding share classes and respective diversification status under the Act:

Fund	Share Classes Offered	Diversified/ Non-diversified
Emerging Markets Equity Insights	A, C, Institutional, Investor, R6, R and P	Non-Diversified
International Equity Insights	A, C, Institutional, Service, Investor, R6, R and P	Diversified
International Small Cap Insights	A, C, Institutional, Investor, R6 and P	Diversified

Class A Shares are sold with a front-end sales charge of up to 5.50%. Class C Shares are sold with a contingent deferred sales charge (“CDSC”) of 1.00%, which is imposed on redemptions made within 12 months of purchase. Institutional, Service, Investor, Class R6, Class R and Class P Shares are not subject to a sales charge.

Goldman Sachs Asset Management, L.P. (“GSAM”), an affiliate of Goldman Sachs & Co. LLC (“Goldman Sachs”), serves as investment adviser to the Funds pursuant to a management agreement (the “Agreement”) with the Trust.

2. SIGNIFICANT ACCOUNTING POLICIES

The financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”) and require management to make estimates and assumptions that may affect the reported amounts and disclosures. Actual results may differ from those estimates and assumptions. Each Fund is an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies.

A.  Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

B.  Investment Income and Investments — Investment income includes interest income, dividend income, and securities lending income, if any. Interest income is accrued daily and adjusted for amortization of premiums and accretion of discounts. Dividend income is recognized on ex-dividend date or, for certain foreign securities, as soon as such information is obtained subsequent to the ex-dividend date. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Investment transactions are reflected on trade date. Realized gains and losses are calculated using identified cost. Investment transactions are recorded on the following business day for daily net asset value (“NAV”) calculations. Investment income is recorded net of any foreign withholding taxes, less any amounts reclaimable. The Funds may file withholding tax reclaims in certain jurisdictions to recover a portion of amounts previously withheld. These reclaims are recorded when the amount is known and there are no significant uncertainties on collectability. Such amounts recovered are reflected as other income in the Statements of Operations. Any foreign capital gains tax is accrued daily based upon net unrealized gains, and is payable upon sale of such investments.

For derivative contracts, realized gains and losses are recorded upon settlement of the contract.

C.  Class Allocations and Expenses — Investment income, realized and unrealized gain (loss), if any, and non-class specific expenses of each Fund are allocated daily based upon the proportion of net assets of each class. Non-class specific expenses directly incurred by a Fund are charged to that Fund, while such expenses incurred by the Trust are allocated across the applicable Funds on a straight-line and/or pro-rata basis depending upon the nature of the expenses. Class specific expenses, where applicable, are borne by the respective share classes and include Distribution and Service, Transfer Agency and Service and Shareholder Administration fees.

D.  Federal Taxes and Distributions to Shareholders — It is each Fund’s policy to comply with the requirements of the Internal Revenue Code of 1986, as amended (the “Code”), applicable to regulated investment companies and to distribute each

52

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

2. SIGNIFICANT ACCOUNTING POLICIES (continued)

year substantially all of its investment company taxable income and capital gains to its shareholders. Accordingly, each Fund is not required to make any provisions for the payment of federal income tax. Distributions to shareholders are recorded on the ex-dividend date. Income and capital gains distributions, if any, are declared and paid at least annually.

Net capital losses, if any, are carried forward to future fiscal years and may be used to the extent allowed by the Code to offset any future capital gains. Losses that are carried forward will retain their character as either short-term or long-term capital losses. Utilization of capital loss carryforwards will reduce the requirement of future capital gains distributions.

The characterization of distributions to shareholders for financial reporting purposes is determined in accordance with federal income tax rules, which may differ from GAAP. The source of each Fund’s distributions may be shown in the accompanying financial statements as either from distributable earnings or capital. Certain components of the Funds’ net assets on the Statements of Assets and Liabilities reflect permanent GAAP/tax differences based on the appropriate tax character.

E.  Foreign Currency Translation — The accounting records and reporting currency of a Fund are maintained in United States (“U.S.”) dollars. Assets and liabilities denominated in foreign currencies are translated into U.S. dollars using the current exchange rates at the close of each business day. The effect of changes in foreign currency exchange rates on investments is included within net realized and unrealized gain (loss) on investments. Changes in the value of other assets and liabilities as a result of fluctuations in foreign exchange rates are included in the Statements of Operations within net change in unrealized gain (loss) on foreign currency translation. Transactions denominated in foreign currencies are translated into U.S. dollars on the date the transaction occurred, the effects of which are included within net realized gain (loss) on foreign currency transactions.

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS

U.S. GAAP defines the fair value of a financial instrument as the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price); the Funds’ policy is to use the market approach. GAAP establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The level in the fair value hierarchy within which the fair value measurement in its entirety falls shall be determined based on the lowest level input that is significant to the fair value measurement in its entirety .The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including GSAM’s assumptions in determining fair value measurement).

The Board of Trustees (“Trustees”) has approved Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

53

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A.  Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities traded on a U.S. securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or such price is believed by GSAM to not represent fair value, equity securities will be valued at the valid closing bid price for long positions and at the valid closing ask price for short positions (i.e. where there is sufficient volume, during normal exchange trading hours). If no valid bid/ask price is available, the equity security will be valued pursuant to the Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2. Certain equity securities containing unique attributes may be classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price for long positions or the last ask price for short positions, and are generally classified as Level 2. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Fair Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund (“Underlying Fund”) are valued at the NAV per share of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy. For information regarding the Underlying Fund’s accounting policies and investment holdings, please see the Underlying Fund’s shareholder report.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors. A Fund enters into derivative transactions to hedge against changes in interest rates, securities prices, and/or currency exchange rates, to increase total return, or to gain access to certain markets or attain exposure to other underliers. For financial reporting purposes, cash collateral that has been pledged to cover obligations of a Fund and cash collateral received, if any, is reported separately on the Statements of Assets and Liabilities as receivables/payables for collateral on certain derivatives contracts. Non-cash collateral pledged by a Fund, if any, is noted in the Schedules of Investments.

Exchange-traded derivatives, including futures and options contracts, are generally valued at the last sale or settlement price on the exchange where they are principally traded. Exchange-traded options without settlement prices are generally valued at the midpoint of the bid and ask prices on the exchange where they are principally traded (or, in the absence of two-way trading, at the last bid price for long positions and the last ask price for short positions). Exchange-traded derivatives typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i.  Forward Contracts — A forward contract is a contract between two parties to buy or sell an asset at a specified price on a future date. A forward contract settlement can occur on a cash or delivery basis. Forward contracts are marked-to-market daily using independent vendor prices, and the change in value, if any, is recorded as an unrealized gain or loss. Cash and certain investments may be used to collateralize forward contracts.

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3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

A forward foreign currency exchange contract is a forward contract in which a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked to market daily by using the outright forward rates or interpolating based upon maturity dates, where available. Non-deliverable forward foreign currency exchange contracts are settled with the counterparty in cash without the delivery of foreign currency.

ii.  Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

B.  Level 3 Fair Value Investments — To the extent that significant inputs to valuation models and other alternative pricing sources are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of a Fund’s investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. To the extent investments are valued using single source broker quotations obtained directly from the broker or passed through from third party pricing vendors, such investments are classified as Level 3 investments.

C.  Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of April 30, 2021:

EMERGING MARKETS EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$7,809,498	$49,200,422	$—

Asia	213,344,968	1,530,634,805	2,071,282

Europe	2,564,023	23,805,493	—

North America	32,974,653	—	—

South America	137,364,953	10,415,357	—

Securities Lending Reinvestment Vehicle	12,805,362	—	—

Total	$406,863,457	$1,614,056,077	$2,071,282

Derivative Type

Assets(b)

Forward Foreign Currency Exchange Contracts	$—	$20,940	$—

Futures Contracts	111,920	—	—

Total	$111,920	$20,940	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Fund utilizes fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

3. INVESTMENTS AND FAIR VALUE MEASUREMENTS (continued)

INTERNATIONAL EQUITY INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Africa	$—	$28,103,574	$—

Asia	774,874	842,094,830	—

Australia and Oceania	31,026,741	172,043,199	—

Europe	27,390,383	1,324,457,751	—

North America	—	5,920,471	—

Securities Lending Reinvestment Vehicle	25,382,550	—	—

Total	$84,574,548	$2,372,619,825	$—

Derivative Type

Assets(b)

Futures Contracts	$1,548,461	$—	$—

Liabilities(b)

Futures Contracts	$(28,387)	$—	$—

INTERNATIONAL SMALL CAP INSIGHTS

Investment Type	Level 1	Level 2	Level 3

Assets

Common Stock and/or Other Equity Investments(a)

Asia	$19,094,174	$1,057,950,908	$—

Australia and Oceania	—	225,173,697	—

Europe	124,123,404	1,532,805,250	—

North America	—	9,101,780	—

Securities Lending Reinvestment Vehicle	51,866,246	—	—

Total	$195,083,824	$2,825,031,635	$—

Derivative Type

Assets(b)

Futures Contracts	$928,703	$—	$—

Liabilities(b)

Futures Contracts	$(23,158)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of NAV. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for certain international equity securities, resulting in a Level 2 classification.
(b)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

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4. INVESTMENTS IN DERIVATIVES

The following table sets forth, by certain risk types, the gross value of derivative contracts (not considered to be hedging instruments for accounting disclosure purposes) as of April 30, 2021. These instruments were used as part of the Funds’ investment strategies and to obtain and/or manage exposure related to the risks below. The values in the tables below exclude the effects of cash collateral received or posted pursuant to these derivative contracts, and therefore are not representative of the Funds’ net exposure.

Emerging Markets Equity Insights
Risk	Statements of Assets and Liabilities	Assets		Statements of Assets and Liabilities	Liabilities
Currency	Receivable for unrealized gain on forward foreign currency exchange contracts	$20,940		—	$—
Equity	Variation margin on futures contracts	111,920	(a)	—	—
Total		$132,860			$—

Fund	Risk	Statements of Assets and Liabilities	Assets(a)	Statements of Assets and Liabilities	Liabilities(a)
International Equity Insights	Equity	Variation margin on futures contracts	$1,548,461	Variation margin on futures contracts	$(28,387)
International Small Cap Insights	Equity	Variation margin on futures contracts	928,703	Variation margin on futures contracts	(23,158)

(a)	Includes unrealized gain (loss) on futures contracts described in the Additional Investment Information sections of the Schedules of Investments. Only the variation margin as of April 30, 2021 is reported within the Statements of Assets and Liabilities.

The following table sets forth, by certain risk types, the Funds’ gains (losses) related to these derivatives and their indicative volumes for the six months ended April 30, 2021. These gains (losses) should be considered in the context that these derivative contracts may have been executed to create investment opportunities and/or economically hedge certain investments, and accordingly, certain gains (losses) on such derivative contracts may offset certain (losses) gains attributable to investments. These gains (losses) are included in “Net realized gain (loss)” or “Net change in unrealized gain (loss)” on the Statements of Operations:

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
Emerging Markets Equity Insights	Currency	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on forward contracts	$—	$20,940
	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	4,422,160	79,651
Total			$4,422,160	$100,591

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

4. INVESTMENTS IN DERIVATIVES (continued)

Fund	Risk	Statements of Operations	Net Realized Gain (Loss)	Net Change in Unrealized Gain (Loss)
International Equity Insights	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	$1,180,469	$1,538,495
International Small Cap Insights	Equity	Net realized gain (loss) from futures contracts/Net change in unrealized gain (loss) on futures contracts	4,305,330	2,774,341

For the six months ended April 30, 2021, the relevant values for each derivative type were as follows:

	Average Number of Contracts or Notional Amounts (1)
Fund	Futures Contracts	Forward Contracts
Emerging Markets Equity Insights	316	$162,215
International Equity Insights	326	—
International Small Cap Insights	507	—

(1)	Amounts disclosed represent average number of contracts for futures or notional amounts for forward contracts, based on absolute values, which is indicative of volume of this derivative type, for the months that the Fund held such derivatives during the six months ended April 30, 2021.

5. AGREEMENTS AND AFFILIATED TRANSACTIONS

A.  Management Agreement — Under the Agreement, GSAM manages the Funds, subject to the general supervision of the Trustees.

As compensation for the services rendered pursuant to the Agreement, the assumption of the expenses related thereto and administration of the Funds’ business affairs, including providing facilities, GSAM is entitled to a management fee, accrued daily and paid monthly, equal to an annual percentage rate of each Fund’s average daily net assets.

For the six months ended April 30, 2021, contractual and effective net management fees with GSAM were at the following rates:

	Contractual Management Rate						Effective Net Management Rate^
Fund	First $1 billion	Next $1 billion	Next $3 billion	Next $3 billion	Over $8 billion	Effective Rate
Emerging Markets Equity Insights	1.00%	1.00%	0.90%	0.86%	0.84%	1.00%	1.00%
International Equity Insights	0.81	0.73	0.69	0.68	0.67	0.75	0.75
International Small Cap Insights	0.85	0.85	0.77	0.73	0.72	0.82	0.82

^	Effective Net Management Rate includes the impact of management fee waivers of affiliated underlying funds, if any.

The Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds invest in Institutional Shares of the Goldman Sachs Financial Square Government Fund, which is an affiliated Underlying Fund. GSAM has agreed to waive a portion of its management fee payable by the Funds in an amount equal to the management fee it earns as an investment adviser to the affiliated Underlying Fund in which the Funds invest, except those management fees it earns from the Funds’ investments of cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund. For the six months ended April 30, 2021, GSAM waived $1,234, $63 and $99 of the Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds’ management fees, respectively.

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5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

B.  Distribution and/or Service (12b-1) Plans — The Trust, on behalf of Class A and Class R Shares of each applicable Fund, has adopted Distribution and Service Plans subject to Rule 12b-1 under the Act. Under the Distribution and Service Plans, Goldman Sachs, which serves as distributor (the “Distributor”), is entitled to a fee accrued daily and paid monthly for distribution services and personal and account maintenance services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class A or Class R Shares of the Funds, as applicable, as set forth below.

The Trust, on behalf of Class C Shares of each applicable Fund, has adopted a Distribution Plan subject to Rule 12b-1 under the Act. Under the Distribution Plan, Goldman Sachs as Distributor is entitled to a fee accrued daily and paid monthly for distribution services, which may then be paid by Goldman Sachs to authorized dealers. These fees are equal to an annual percentage rate of the average daily net assets attributable to Class C Shares of the Funds, as set forth below.

The Trust, on behalf of Service Shares of each applicable Fund, has adopted a Service Plan subject to Rule 12b-1 under the Act to allow Service Shares to compensate service organizations (including Goldman Sachs) for providing personal and account maintenance services to their customers who are beneficial owners of such shares. The Service Plan provides for compensation to the service organizations equal to an annual percentage rate of the average daily net assets attributable to Service Shares of the Funds, as set forth below.

	Distribution and/or Service Plan Rates
	Class A*	Class C	Service	Class R*
Distribution and/or Service Plan	0.25%	0.75%	0.25%	0.50%

*	With respect to Class A and Class R Shares, the Distributor at its discretion may use compensation for distribution services paid under the Distribution and Service Plans to compensate service organizations for personal and account maintenance services and expenses as long as such total compensation does not exceed the maximum cap on “service fees” imposed by the Financial Industry Regulatory Authority.

C.  Distribution Agreement — Goldman Sachs, as Distributor of the shares of the Funds pursuant to a Distribution Agreement, may retain a portion of the Class A Shares’ front-end sales charge and Class C Shares’ CDSC. During the six months ended April 30, 2021, Goldman Sachs retained the following amounts:

	Front End Sales Charge	Contingent Deferred Sales Charge
Fund	Class A	Class C
Emerging Markets Equity Insights	$2,409	$—
International Equity Insights	2,345	—
International Small Cap Insights	3,088	—

D.  Service and Shareholder Administration Plans — The Trust, on behalf of each applicable Fund, has adopted Service Plans to allow Class C Shares and Shareholder Administration Plans to allow Service Shares, respectively, to compensate service organizations (including Goldman Sachs) for providing varying levels of personal and account maintenance or shareholder administration services to their customers who are beneficial owners of such shares. The Service and Shareholder Administration Plans each provide for compensation to the service organizations equal to an annual percentage rate of 0.25% of the average daily net assets attributable to Class C and Service Shares of the Funds, respectively.

E.  Transfer Agency Agreement — Goldman Sachs also serves as the transfer agent of the Funds for a fee pursuant to the Transfer Agency Agreement. The fees charged for such transfer agency services are accrued daily and paid monthly at annual rates as follows: 0.16% of the average daily net assets of Class A, Class C, Investor and Class R Shares; 0.03% of the average daily net assets of Class R6 and Class P Shares; and 0.04% of the average daily net assets of Institutional and Service Shares.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

5. AGREEMENTS AND AFFILIATED TRANSACTIONS (continued)

F.  Other Expense Agreements and Affiliated Transactions — GSAM has agreed to reduce or limit certain “Other Expenses” of the Funds (excluding acquired fund fees and expenses, transfer agency fees and expenses, service fees and shareholder administration fees (as applicable), taxes, interest, brokerage fees, expenses of shareholder meetings, litigation and indemnification, and extraordinary expenses) to the extent such expenses exceed, on an annual basis, a percentage rate of the average daily net assets of each Fund. Such Other Expense reimbursements, if any, are accrued daily and paid monthly. In addition, the Funds are not obligated to reimburse GSAM for prior fiscal year expense reimbursements, if any. The Other Expense limitations as an annual percentage rate of average daily net assets for Emerging Markets Equity Insights, International Equity Insights and International Small Cap Insights Funds are 0.054%, 0.004% and 0.014%, respectively. These Other Expense limitations will remain in place through at least February 28, 2022, and prior to such date GSAM may not terminate the arrangements without the approval of the Trustees. In addition, the Funds have entered into certain offset arrangements with the custodian and the transfer agent, which may result in a reduction of the Funds’ expenses and are received irrespective of the application of the “Other Expense” limitations described above.

For the six months ended April 30, 2021, these expense reductions, including any fee waivers and Other Expense reimbursements, were as follows:

Fund	Management Fee Waiver	Other Expense Reimbursement	Total Expense Reductions
Emerging Markets Equity Insights	$1,234	$468,767	$470,001
International Equity Insights	63	662,652	662,715
International Small Cap Insights	99	1,066,831	1,066,930

G.  Line of Credit Facility — As of April 30, 2021, the Funds participated in a $1,000,000,000 committed, unsecured revolving line of credit facility (the “facility”) together with other funds of the Trust and certain registered investment companies having management agreements with GSAM or its affiliates. This facility is to be used for temporary emergency purposes, or to allow for an orderly liquidation of securities to meet redemption requests. The interest rate on borrowings is based on the federal funds rate. The facility also requires a fee to be paid by the Funds based on the amount of the commitment that has not been utilized. For the six months ended April 30, 2021, the Funds did not have any borrowings under the facility. Prior to April 26, 2021, the facility was $700,000,000.

H.  Other Transactions with Affiliates — The following table provides information about the Funds’ investments in the Goldman Sachs Financial Square Government Fund as of and for the six months ended April 30, 2021:

Fund	Beginning Value as of October 31, 2021	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2021	Shares as of April 30, 2021	Dividend Income
Emerging Markets Equity Insights	$ —	$199,942,685	$(199,942,685)	$—	—	$806
International Equity Insights	—	36,374,752	(36,374,752)	—	—	35
International Small Cap Insights	—	13,338,316	(13,338,316)	—	—	25

As of April 30, 2021, the Goldman Sachs Tax-Advantaged Global Equity Portfolio was a beneficial owner of 5% or more of total outstanding shares of the following Fund:

Fund	Goldman Sachs Tax-Advantaged Global Equity Portfolio
Emerging Markets Equity Insights	8%

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

6. PORTFOLIO SECURITIES TRANSACTIONS

The cost of purchases and proceeds from sales and maturities of long-term securities for the six months ended April 30, 2021, were as follows:

Fund	Purchases	Sales and Maturities
Emerging Markets Equity Insights	$1,770,445,841	$1,894,557,129
International Equity Insights	1,805,938,557	2,125,603,764
International Small Cap Insights	2,212,365,835	2,821,207,091

7. SECURITIES LENDING

Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan. Dividend income received from securities on loan may not be subject to withholding taxes and therefore withholding taxes paid may differ from the amounts listed in the Statements of Operations. Loans of securities are terminable at any time and as such 1) the remaining contractual maturities of the outstanding securities lending transactions are considered to be overnight and continuous and 2) the borrower, after notice, is required to return borrowed securities within the standard time period for settlement of securities transactions.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Government Fund (“Government Money Market Fund”), an affiliated series of the Goldman Sachs Trust. The Government Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive a management fee of up to 0.16% on an annualized basis of the average daily net assets of the Government Money Market Fund.

In the event of a default by a borrower with respect to any loan, GSAL will exercise any and all remedies provided under the applicable borrower agreement to make the Funds whole. These remedies include purchasing replacement securities by applying the collateral held from the defaulting broker against the purchase cost of the replacement securities. If GSAL is unable to purchase replacement securities, GSAL will indemnify the Funds by paying the Funds an amount equal to the market value of the securities loaned minus the value of cash collateral received from the borrower for the loan, subject to an exclusion for any shortfalls resulting from a loss of value in such cash collateral due to reinvestment risk. The Funds’ master netting agreements with certain borrowers provide the right, in the event of a default (including bankruptcy or insolvency), for the non-defaulting party to liquidate the collateral and calculate net exposure to the defaulting party or request additional collateral. However, in the event of a default by a borrower, a resolution authority could determine that such rights are not enforceable due to the restrictions or prohibitions against the right of set-off that may be imposed in accordance with a particular jurisdiction’s bankruptcy or insolvency laws. The Funds’ loaned securities were all subject to enforceable Securities Lending Agreements and the value of the collateral was at least equal to the value of the cash received. The amounts of the Funds’ overnight and continuous agreements, which represent the gross amounts of recognized liabilities for securities lending transactions outstanding as of April 30, 2021, are disclosed as “Payable upon return of securities loaned” on the Statements of Assets and Liabilities, where applicable.

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

7. SECURITIES LENDING (continued)

Each of the Funds and GSAL received compensation relating to the lending of the Funds’ securities. The amounts earned, if any, by the Funds for the six months ended April 30, 2021, are reported under Investment Income on the Statements of Operations.

The table below details securities lending activity with affiliates of Goldman Sachs:

	For the six months ended April 30, 2021		Amount Payable to Goldman Sachs upon Return of Securities Loaned as of April 30, 2021
Fund	Earnings of GSAL Relating to Securities Loaned	Amounts Received by the Funds from Lending to Goldman Sachs
Emerging Markets Equity Insights	$11,327	$3,757	$3,138,162
International Equity Insights	18,301	132	—
International Small Cap Insights	38,709	8,166	—

The following table provides information about the Funds’ investment in the Government Money Market Fund for the six months ended April 30, 2021:

Fund	Beginning Value as of October 31, 2020	Purchases at Cost	Proceeds from Sales	Ending Value as of April 30, 2021
Emerging Markets Equity Insights	$500,400	$51,353,337	$(39,048,375)	$12,805,362
International Equity Insights	25,795,600	198,343,269	(198,756,319)	25,382,550
International Small Cap Insights	29,274,156	195,842,552	(173,250,462)	51,866,246

8. TAX INFORMATION

As of the Funds’ most recent fiscal year ended, October 31, 2020, the Funds’ capital loss carryforwards on a tax-basis were as follows:

	Emerging Markets Equity Insights	International Equity Insights	International Small Cap Insights
Capital loss carryforwards:
Perpetual Long-term	$(3,908,312)	$(74,057,447)	$(102,120,936)
Perpetual Short-term	(231,483,761)	(287,762,244)	(434,432,928)
Total capital loss carryforwards	$(235,392,073)	$(361,819,691)	$(536,553,864)

As of April 30, 2021, the Funds’ aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

	Emerging Markets Equity Insights	International Equity Insights	International Small Cap Insights
Tax cost	$1,625,529,355	$2,069,738,938	$2,480,342,879
Gross unrealized gain	444,677,848	431,079,644	617,392,955
Gross unrealized loss	(47,216,387)	(43,624,209)	(77,620,375)
Net unrealized gain	$397,461,461	$387,455,435	$539,772,580

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

8. TAX INFORMATION (continued)

The difference between GAAP-basis and tax-basis unrealized gains (losses) is attributable primarily to wash sales, net mark to market gains (losses) on regulated futures, net mark to market gains (losses) on foreign currency contracts and differences in the tax treatment of passive foreign investment company investments.

GSAM has reviewed the Funds’ tax positions for all open tax years (the current and prior three years, as applicable) and has concluded that no provision for income tax is required in the Funds’ financial statements. Such open tax years remain subject to examination and adjustment by tax authorities.

9. OTHER RISKS

The Funds’ risks include, but are not limited to, the following:

Derivatives Risk — The Funds’ use of derivatives may result in loss. Derivative instruments, which may pose risks in addition to and greater than those associated with investing directly in securities, currencies or other instruments, may be illiquid or less liquid, volatile, difficult to price and leveraged so that small changes in the value of the underlying instruments may produce disproportionate losses to the Funds. Derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. Losses from derivatives can also result from a lack of correlation between changes in the value of derivative instruments and the portfolio assets (if any) being hedged.

Foreign and Emerging Countries Risk — Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which a Fund invests. The imposition of exchange controls (including repatriation restrictions), confiscation of assets and property, trade restrictions (including tariffs) and other government restrictions by the U.S. or other governments, or problems with registration, settlement or custody, may also result in losses. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which a Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that a Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Foreign Custody Risk — A Fund invests in foreign securities, and as such the Fund may hold such securities and cash with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight over, or independent evaluation of, their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to even greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Investments in Other Investment Companies Risk — As a shareholder of another investment company, a Fund will indirectly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions, which may occur rapidly or unexpectedly, may cause a Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. These transactions may also accelerate the

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Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

9. OTHER RISKS (continued)

realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that the Fund is delayed in investing new cash or otherwise maintains a larger cash position than it ordinarily would.

Liquidity Risk — A Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period or without significant dilution to remaining investors’ interests because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions. If a Fund is forced to sell securities at an unfavorable time and/or under unfavorable conditions, such sales may adversely affect the Fund’s NAV and dilute remaining investors’ interests. These risks may be more pronounced in connection with the Funds’ investments in securities of issuers located in emerging market countries. Redemptions by large shareholders may have a negative impact on a Fund’s liquidity.

Market and Credit Risks — In the normal course of business, a Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). The value of the securities in which a Fund invests may go up or down in response to the prospects of individual companies, particular sectors or governments and/or general economic conditions throughout the world due to increasingly interconnected global economies and financial markets. Events such as war, acts of terrorism, social unrest, natural disasters, the spread of infectious illness or other public health threats could also significantly impact a Fund and its investments. Additionally, a Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

Non-Diversification Risk — Emerging Markets Equity Insights Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, the Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

10. INDEMNIFICATIONS

Under the Trust’s organizational documents, its Trustees, officers, employees and agents are indemnified, to the extent permitted by the Act and state law, against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the course of business, the Funds enter into contracts that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, GSAM believes the risk of loss under these arrangements to be remote.

11. SUBSEQUENT EVENTS

Subsequent events after the Statements of Assets and Liabilities date have been evaluated, and GSAM has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

64

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS

Share activity is as follows:

	Emerging Markets Equity Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	690,995	$8,393,721	1,401,438	$12,758,250
Reinvestment of distributions	36,210	415,329	118,920	1,159,472
Shares redeemed	(1,320,163)	(15,832,683)	(4,245,371)	(38,963,400)
	(592,958)	(7,023,633)	(2,725,013)	(25,045,678)
Class C Shares
Shares sold	27,279	333,399	48,145	455,875
Reinvestment of distributions	—	—	5,799	56,079
Shares redeemed	(82,157)	(967,681)	(372,569)	(3,394,246)
	(54,878)	(634,282)	(318,625)	(2,882,292)
Institutional Shares
Shares sold	12,396,267	149,590,212	38,269,703	338,251,447
Reinvestment of distributions	1,005,185	11,479,207	1,872,307	18,180,104
Shares redeemed	(17,165,907)	(213,528,153)	(46,792,105)	(409,780,368)
	(3,764,455)	(52,458,734)	(6,650,095)	(53,348,817)
Investor Shares
Shares sold	1,359,481	16,490,099	2,339,668	20,910,745
Reinvestment of distributions	90,785	1,036,768	226,625	2,198,257
Shares redeemed	(1,347,576)	(16,340,487)	(6,550,280)	(57,883,865)
	102,690	1,186,380	(3,983,987)	(34,774,863)
Class R6 Shares
Shares sold	4,278,388	52,272,225	11,869,424	108,770,757
Reinvestment of distributions	481,438	5,493,200	954,926	9,262,782
Shares redeemed	(5,696,574)	(68,418,167)	(19,995,919)	(178,540,794)
	(936,748)	(10,652,742)	(7,171,569)	(60,507,255)
Class R Shares
Shares sold	314,053	3,792,630	673,190	5,988,282
Reinvestment of distributions	19,003	214,543	45,642	438,620
Shares redeemed	(1,089,172)	(13,817,284)	(798,602)	(7,249,768)
	(756,116)	(9,810,111)	(79,770)	(822,866)
Class P Shares
Shares sold	616,680	7,546,476	3,768,611	31,589,002
Reinvestment of distributions	128,389	1,464,922	264,309	2,563,795
Shares redeemed	(409,894)	(4,794,259)	(6,512,741)	(53,510,489)
	335,175	4,217,139	(2,479,821)	(19,357,692)

NET DECREASE	(5,667,290)	$(75,175,983)	(23,408,880)	$(196,739,463)

65

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Notes to Financial Statements (continued)

April 30, 2021 (Unaudited)

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Equity Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	910,950	$12,151,029	7,926,994	$89,401,590
Reinvestment of distributions	250,858	3,336,409	440,242	5,547,046
Shares redeemed	(11,468,773)	(151,869,976)	(9,566,000)	(103,652,103)
	(10,306,965)	(136,382,538)	(1,198,764)	(8,703,467)
Class C Shares
Shares sold	49,332	655,617	143,956	1,656,858
Reinvestment of distributions	7,365	96,259	19,114	236,629
Shares redeemed	(222,427)	(2,947,365)	(800,332)	(8,829,816)
	(165,730)	(2,195,489)	(637,262)	(6,936,329)
Institutional Shares
Shares sold	19,610,606	271,935,957	23,320,158	271,120,005
Reinvestment of distributions	695,950	9,520,592	1,453,083	18,817,424
Shares redeemed	(10,540,309)	(148,236,512)	(53,834,133)	(629,253,649)
	9,766,247	133,220,037	(29,060,892)	(339,316,220)
Service Shares
Shares sold	61,469	871,458	48,006	557,250
Reinvestment of distributions	4,118	55,392	7,944	101,205
Shares redeemed	(52,635)	(712,981)	(165,325)	(1,972,728)
	12,952	213,869	(109,375)	(1,314,273)
Investor Shares
Shares sold	924,506	11,768,203	18,708,329	204,405,376
Reinvestment of distributions	133,646	1,748,099	1,192,705	14,717,983
Shares redeemed	(21,065,445)	(265,755,555)	(37,036,531)	(417,050,165)
	(20,007,293)	(252,239,253)	(17,135,497)	(197,926,806)
Class R6 Shares
Shares sold	3,749,943	52,382,139	12,481,283	149,814,870
Reinvestment of distributions	720,183	9,844,905	1,011,031	13,082,737
Shares redeemed	(4,846,001)	(66,693,466)	(15,450,179)	(185,491,737)
	(375,875)	(4,466,422)	(1,957,865)	(22,594,130)
Class R Shares
Shares sold	55,460	730,716	264,386	2,684,056
Reinvestment of distributions	10,204	131,937	13,067	160,204
Shares redeemed	(146,694)	(1,939,614)	(293,188)	(3,307,807)
	(81,030)	(1,076,961)	(15,735)	(463,547)
Class P Shares
Shares sold	1,450,543	20,615,332	22,761,785	228,470,032
Reinvestment of distributions	568,110	7,760,380	715,872	9,256,225
Shares redeemed	(1,536,170)	(21,162,165)	(22,083,845)	(236,168,248)
	482,483	7,213,547	1,393,812	1,558,009

NET DECREASE	(20,675,211)	$(255,713,210)	(48,721,578)	$(575,696,763)

66

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

12. SUMMARY OF SHARE TRANSACTIONS (continued)

	International Small Cap Insights Fund

	For the Six Months Ended April 30, 2021 (Unaudited)		For the Fiscal Year Ended October 31, 2020

	Shares	Dollars	Shares	Dollars

Class A Shares
Shares sold	945,297	$12,203,299	2,509,564	$25,278,690
Reinvestment of distributions	150,353	1,874,899	391,583	4,659,839
Shares redeemed	(2,026,813)	(26,366,763)	(5,785,416)	(59,662,985)
	(931,163)	(12,288,565)	(2,884,269)	(29,724,456)
Class C Shares
Shares sold	37,260	458,291	67,454	728,845
Reinvestment of distributions	17,735	214,601	96,844	1,117,582
Shares redeemed	(480,821)	(5,973,335)	(1,963,466)	(20,056,232)
	(425,826)	(5,300,443)	(1,799,168)	(18,209,805)
Institutional Shares
Shares sold	18,137,793	236,367,002	54,461,158	554,649,638
Reinvestment of distributions	2,655,507	33,034,503	5,638,318	66,926,830
Shares redeemed	(18,978,466)	(243,539,452)	(94,722,054)	(932,342,859)
	1,814,834	25,862,053	(34,622,578)	(310,766,391)
Investor Shares
Shares sold	798,357	10,294,300	1,891,399	19,680,694
Reinvestment of distributions	203,421	2,520,386	726,038	8,589,026
Shares redeemed	(2,771,370)	(35,579,992)	(13,956,319)	(145,994,812)
	(1,769,592)	(22,765,306)	(11,338,882)	(117,725,092)
Class R6 Shares
Shares sold	4,669,063	60,803,929	22,721,529	235,744,909
Reinvestment of distributions	802,927	10,004,474	3,311,662	39,375,654
Shares redeemed	(50,847,539)	(617,737,538)	(39,367,794)	(427,706,335)
	(45,375,549)	(546,929,135)	(13,334,603)	(152,585,772)
Class P Shares
Shares sold	271,468	3,540,500	294,571	3,369,698
Reinvestment of distributions	72,049	897,729	233,781	2,779,660
Shares redeemed	(311,039)	(3,926,596)	(3,416,736)	(33,388,958)
	32,478	511,633	(2,888,384)	(27,239,600)

NET DECREASE	(46,654,818)	$(560,909,763)	(66,867,884)	$(656,251,116)

67

GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Voting Results of Special Meeting of Shareholders (Unaudited)

A Special Meeting (the “Meeting”) of Goldman Sachs Trust (“GST”) was held on January 8, 2021. At the Meeting, the shareholders of the Goldman Sachs Emerging Markets Equity Insights Fund approved a change to the Fund’s sub-classification under the Act from “diversified” to “non-diversified.” The Trust’s shareholders voted as follows:

Proposal 1.

To approve a change to each respective Fund’s sub-classification under the Investment
Company Act of 1940 from “diversified” to “non-diversified” and to eliminate any related fundamental investment restriction for each respective Fund.

	For	Against	Abstain

Emerging Market Equity Insights Fund	89,845,427.283	3,294,805.500	675,070.372

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Liquidity Risk Management Program (Unaudited)

Each Fund has adopted and implemented a liquidity risk management program (the “Program”) in accordance with Rule 22e-4 under the 1940 Act. The Program seeks to assess and manage each Fund’s liquidity risk, i.e., the risk that a Fund is unable to satisfy redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Trustees of the Trust has designated GSAM, each Fund’s investment adviser, to administer the Program. Certain aspects of the Program rely on third parties to perform certain functions, including the provision of market data and application of models.

The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence a Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of a Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under Rule 22e-4); (4) for a Fund that does not invest primarily in “highly liquid investments” (as defined under Rule 22e-4), the determination of a minimum percentage of the Fund’s assets that will generally be invested in highly liquid investments (a “Highly Liquid Investment Minimum”); and (5) periodic reporting to the Board of Trustees.

At a meeting of the Board of Trustees on February 9-10, 2021, GSAM provided a written report to the Board addressing the operation, and the adequacy and effectiveness of the implementation, of the Program, including, as applicable, the operation of any Highly Liquid Investment Minimum and any material changes to the Program, for the period from January 1, 2020 through December 31, 2020 (the “Reporting Period”). Among other things, the annual report and related materials discussed: (1) the results of stress tests designed to assess liquidity under a hypothetical stressed scenario involving elevated redemptions; (2) an assessment of the methodologies used to classify investments into one of four liquidity categories; and (3) the impact of the COVID-19 pandemic on liquidity and management of liquidity risk during the Reporting Period, including during stressed market conditions caused by the COVID-19 pandemic. The report concluded that the Program continues to be reasonably designed to assess and manage liquidity risk and was adequately and effectively implemented during the Reporting Period.

There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to your Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other risks to which it may be subject.

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GOLDMAN SACHS INTERNATIONAL EQUITY INSIGHTS FUNDS

Fund Expenses — Six Month Period Ended April 30, 2021 (Unaudited)

As a shareholder of Class A, Class C, Institutional, Service, Investor, Class R6, Class R or Class P Shares of a Fund you incur two types of costs: (1) transaction costs, including sales charges on purchase payments (with respect to Class A Shares) and contingent deferred sales charges on redemptions (with respect to Class C Shares); and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees (with respect to Class A, Class C, Service and Class R Shares); and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Class A, Class C, Institutional, Service, Investor, Class R6, Class R and Class P Shares of the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 01, 2020 through April 30, 2021, which represents a period of 181 days of a 365 day year.

Actual Expenses — The first line under each share class in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000=8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes — The second line under each share class in the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual net expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges, redemption fees or exchange fees. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Emerging Markets Equity Insights Fund				International Equity Insights Fund				International Small Cap Insights Fund
Share Class	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*	Beginning Account Value 11/01/2020	Ending Account Value 04/30/2021		Expenses Paid for the 6 Months Ended 04/30/2021*

Class A
Actual	$1,000	$1,257.40		$8.17	$1,000	$1,275.80		$6.60	$1,000	$1,314.50		$7.17
Hypothetical 5% return	1,000	1,017.55	+	7.30	1,000	1,018.99	+	5.86	1,000	1,018.60	+	6.26

Class C
Actual	1,000	1,252.50		12.34	1,000	1,270.90		10.81	1,000	1,309.10		11.39
Hypothetical 5% return	1,000	1,013.84	+	11.04	1,000	1,015.27	+	9.59	1,000	1,014.93	+	9.94

Institutional
Actual	1,000	1,259.70		6.11	1,000	1,277.70		4.52	1,000	1,316.20		5.05
Hypothetical 5% return	1,000	1,019.39	+	5.46	1,000	1,020.83	+	4.01	1,000	1,020.43	+	4.41

Service
Actual	N/A	N/A		N/A	1,000	1,274.70		7.33	N/A	N/A		N/A
Hypothetical 5% return	N/A	N/A		N/A	1,000	1,018.35	+	6.51	N/A	N/A		N/A

Investor
Actual	1,000	1,259.60		6.78	1,000	1,277.30		5.19	1,000	1,315.70		5.74
Hypothetical 5% return	1,000	1,018.79	+	6.06	1,000	1,020.23	+	4.61	1,000	1,019.84	+	5.01

Class R6
Actual	1,000	1,260.00		6.05	1,000	1,278.10		4.46	1,000	1,316.30		5.00
Hypothetical 5% return	1,000	1,019.44	+	5.41	1,000	1,020.88	+	3.96	1,000	1,020.48	+	4.36

Class R
Actual	1,000	1,256.20		9.57	1,000	1,274.30		8.01	N/A	N/A		N/A
Hypothetical 5% return	1,000	1,016.31	+	8.55	1,000	1,017.75	+	7.10	N/A	N/A		N/A

Class P
Actual	1,000	1,260.00		6.05	1,000	1,277.50		4.46	1,000	1,316.60		5.00
Hypothetical 5% return	1,000	1,019.44	+	5.41	1,000	1,020.88	+	3.96	1,000	1,020.48	+	4.36

+	Hypothetical expenses are based on each Fund’s actual annualized net expense ratios and an assumed rate of return of 5% per year before expenses.

*	Expenses are calculated using each Fund’s annualized net expense ratio for each class, which represents the ongoing expenses as a percentage of net assets for the six months ended April 30, 2021. Expenses are calculated by multiplying the annualized net expense ratio by the average account value for the period; then multiplying the result by the number of days in the most recent fiscal half year; and then dividing that result by the number of days in the fiscal year. The annualized net expense ratios for the period were as follows:

Fund	Class A	Class C	Institutional	Service		Investor	Class R6	Class R	Class P
Emerging Markets Equity Insights	1.46%	2.21%	1.09%	N/A	%	1.21%	1.08%	1.71%	1.08%
International Equity Insights	1.17	1.92	0.80	1.30		0.92	0.79	1.42	0.79
International Small Cap Insights	1.25	1.99	0.88	N/A		1.00	0.87	N/A	0.87

70

FUNDS PROFILE

Goldman Sachs Funds

Goldman Sachs is a premier financial services firm, known since 1869 for creating thoughtful and customized investment solutions in complex global markets.

Today, the Asset Management Division of Goldman Sachs serves a diverse set of clients worldwide, including private institutions, public entities and individuals. With approximately $2.00 trillion in assets under supervision as of March 31, 2021, Goldman Sachs Asset Management (“GSAM”) has portfolio management teams located around the world and our investment professionals bring firsthand knowledge of local markets to every investment decision. Assets under supervision includes assets under management and other client assets for which Goldman Sachs does not have full discretion. GSAM leverages the resources of Goldman Sachs & Co. LLC subject to legal, internal and regulatory restrictions.

Money Market

Financial Square FundsSM

∎	Financial Square Treasury Solutions Fund[1]
∎	Financial Square Government Fund[1]
∎	Financial Square Money Market Fund[2]
∎	Financial Square Prime Obligations Fund[2]
∎	Financial Square Treasury Instruments Fund[1]
∎	Financial Square Treasury Obligations Fund[1]
∎	Financial Square Federal Instruments Fund[1]

Investor FundsSM

∎	Investor Money Market Fund[3]
∎	Investor Tax-Exempt Money Market Fund[3]

Fixed Income

Short Duration and Government

∎	Enhanced Income Fund
∎	High Quality Floating Rate Fund
∎	Short-Term Conservative Income Fund
∎	Short Duration Government Fund
∎	Short Duration Income Fund
∎	Government Income Fund
∎	Inflation Protected Securities Fund

Multi-Sector

∎	Bond Fund
∎	Core Fixed Income Fund
∎	Global Core Fixed Income Fund
∎	Strategic Income Fund
∎	Income Fund

Municipal and Tax-Free

∎	High Yield Municipal Fund
∎	Dynamic Municipal Income Fund
∎	Short Duration Tax-Free Fund
∎	Municipal Income Completion Fund

Single Sector

∎	Investment Grade Credit Fund
∎	U.S. Mortgages Fund
∎	High Yield Fund
∎	High Yield Floating Rate Fund
∎	Emerging Markets Debt Fund
∎	Local Emerging Markets Debt Fund

Fixed Income Alternatives

∎	Long Short Credit Strategies Fund

Fundamental Equity

∎	Equity Income Fund
∎	Small Cap Growth Fund
∎	Small Cap Value Fund
∎	Small/Mid Cap Value Fund
∎	Mid Cap Value Fund
∎	Large Cap Value Fund
∎	Focused Value Fund
∎	Capital Growth Fund
∎	Strategic Growth Fund
∎	Small/Mid Cap Growth Fund
∎	Flexible Cap Fund
∎	Concentrated Growth Fund
∎	Technology Opportunities Fund
∎	Growth Opportunities Fund
∎	Rising Dividend Growth Fund
∎	U.S. Equity ESG Fund[4]
∎	Income Builder Fund

Tax-Advantaged Equity

∎	U.S. Tax-Managed Equity Fund
∎	International Tax-Managed Equity Fund
∎	U.S. Equity Dividend and Premium Fund
∎	International Equity Dividend and Premium Fund

Equity Insights

∎	Small Cap Equity Insights Fund
∎	U.S. Equity Insights Fund
∎	Small Cap Growth Insights Fund
∎	Large Cap Growth Insights Fund
∎	Large Cap Value Insights Fund
∎	Small Cap Value Insights Fund
∎	International Small Cap Insights Fund
∎	International Equity Insights Fund
∎	Emerging Markets Equity Insights Fund

Fundamental Equity International

∎	International Equity Income Fund
∎	International Equity ESG Fund
∎	China Equity Fund
∎	Emerging Markets Equity Fund
∎	ESG Emerging Markets Equity Fund

Alternative

∎	Clean Energy Income Fund
∎	Defensive Equity Fund
∎	Real Estate Securities Fund
∎	International Real Estate Securities Fund
∎	Commodity Strategy Fund
∎	Global Real Estate Securities Fund
∎	Alternative Premia Fund
∎	Absolute Return Tracker Fund
∎	Managed Futures Strategy Fund
∎	MLP Energy Infrastructure Fund
∎	Energy Infrastructure Fund[5]
∎	Multi-Manager Alternatives Fund
∎	Global Infrastructure Fund

Total Portfolio Solutions

∎	Global Managed Beta Fund
∎	Multi-Manager Non-Core Fixed Income Fund
∎	Multi-Manager Global Equity Fund
∎	Multi-Manager International Equity Fund
∎	Tactical Tilt Overlay Fund
∎	Balanced Strategy Portfolio
∎	Multi-Manager U.S. Small Cap Equity Fund
∎	Multi-Manager Real Assets Strategy Fund
∎	Growth and Income Strategy Portfolio
∎	Growth Strategy Portfolio
∎	Dynamic Global Equity Fund
∎	Satellite Strategies Portfolio
∎	Enhanced Dividend Global Equity Portfolio
∎	Tax-Advantaged Global Equity Portfolio
∎	Strategic Factor Allocation Fund
∎	Strategic Volatility Premium Fund
∎	Target Date Retirement Portfolio
∎	Target Date 2025 Portfolio
∎	Target Date 2030 Portfolio
∎	Target Date 2035 Portfolio
∎	Target Date 2040 Portfolio
∎	Target Date 2045 Portfolio
∎	Target Date 2050 Portfolio
∎	Target Date 2055 Portfolio
∎	Target Date 2060 Portfolio
∎	GQG Partners International Opportunities Fund
[1]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[2]	You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[3]	You could lose money by investing in the Fund. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.
[4]	Effective after the close of business on August 30, 2020, the Goldman Sachs Blue Chip Fund was renamed the Goldman Sachs U.S. Equity ESG Fund.
[5]	Effective after the close of business on June 26, 2020, the Goldman Sachs MLP & Energy Fund was renamed the Goldman Sachs Energy Infrastructure Fund.
Financial Square FundsSM and Investor FundsSM are registered service marks of Goldman Sachs & Co. LLC.
*	This list covers open-end funds only. Please visit our website at www.GSAMFUNDS.com to learn about our closed-end funds and exchange-traded funds.

TRUSTEES Jessica Palmer, Chair Dwight L. Bush Kathryn A. Cassidy Diana M. Daniels Joaquin Delgado James A. McNamara Roy W. Templin Gregory G. Weaver	OFFICERS James A. McNamara, President Joseph F. DiMaria, Principal Financial Officer, Principal Accounting Officer and Treasurer Caroline L. Kraus, Secretary

GOLDMAN SACHS & CO. LLC Distributor and Transfer Agent	GOLDMAN SACHS ASSET MANAGEMENT, L.P. Investment Adviser

Visit our Website at www.GSAMFUNDS.com to obtain the most recent month-end returns.

Goldman Sachs Asset Management, L.P., 200 West Street, New York, New York 10282

The reports concerning the Funds included in this shareholder report may contain certain forward-looking statements about the factors that may affect the performance of the Funds in the future. These statements are based on Fund management’s predictions and expectations concerning certain future events and their expected impact on the Funds, such as performance of the economy as a whole and of specific industry sectors, changes in the levels of interest rates, the impact of developing world events, and other factors that may influence the future performance of the Funds. Management believes these forward-looking statements to be reasonable, although they are inherently uncertain and difficult to predict. Actual events may cause adjustments in portfolio management strategies from those currently expected to be employed.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities and information regarding how a Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, upon request by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders); and (ii) on the Securities and Exchange Commission web site at http://www.sec.gov.

Economic and market forecasts presented herein reflect a series of assumptions and judgments as of the date of this presentation and are subject to change without notice. These forecasts do not take into account the specific investment objectives, restrictions, tax and financial situation or other needs of any specific client. Actual data will vary and may not be reflected here. These forecasts are subject to high levels of uncertainty that may affect actual performance. Accordingly, these forecasts should be viewed as merely representative of a broad range of possible outcomes. These forecasts are estimated, based on assumptions, and are subject to significant revision and may change materially as economic and market conditions change. Goldman Sachs has no obligation to provide updates or changes to these forecasts. Case studies and examples are for illustrative purposes only.

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property and a service mark of Morgan Stanley Capital International Inc. (MSCI) and Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (S&P) and is licensed for use by Goldman Sachs. Neither MSCI, S&P nor any other party involved in making or compiling the GICS or any GICS classifications makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any of such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of their affiliates or any third party involved in making or compiling the GICS or any GICS classifications have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

The Funds will file their portfolio holdings for each month in a fiscal quarter within 60 days after the end of the relevant fiscal quarter on Form N-PORT. Portfolio holdings information for the third month of each fiscal quarter will be made available on the SEC’s web site at http://www.sec.gov. Portfolio holdings information may be obtained upon request and without charge by calling 1-800-526-7384 (for Retail Shareholders) or 1-800-621-2550 (for Institutional Shareholders).

Fund holdings and allocations shown are unaudited, and may not be representative of current or future investments. Fund holdings and allocations may not include the Fund’s entire investment portfolio, which may change at any time. Fund holdings should not be relied on in making investment decisions and should not be construed as research or investment advice regarding particular securities. Current and future holdings are subject to risk.

The portfolio risk management process includes an effort to monitor and manage risk, but does not imply low risk. Diversification does not protect an investor from market risk and does not ensure a profit.

This material is not authorized for distribution to prospective investors unless preceded or accompanied by a current Prospectus or summary prospectus, if applicable. Investors should consider a Fund’s objective, risks, and charges and expenses, and read the summary prospectus, if available, and/or the Prospectus carefully before investing or sending money. The summary prospectus, if available, and the Prospectus contain this and other information about a Fund and may be obtained from your authorized dealer or from Goldman Sachs & Co. LLC by calling (retail – 1-800-526-7384) (institutional – 1-800-621-2550).

© 2021 Goldman Sachs. All rights reserved. 242255-OTU-1432622 INTINSSAR-21

ITEM 2.	CODE OF ETHICS.

(a) As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party (the “Code of Ethics”).

(b) Not applicable.

(c) During the period covered by this report, no amendments were made to the provisions of the Code of Ethics.

(d) During the period covered by this report, the registrant did not grant any waivers, including an implicit waiver, from any provision of the Code of Ethics.

(e) Not applicable.

(f) A copy of the Code of Ethics is available as provided in Item 13(a)(1) of this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s board of trustees has determined that the registrant has at least one “audit committee financial expert” (as defined in Item 3 of Form N-CSR) serving on its audit committee. Gregory G. Weaver is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

The information required by this Item is only required in an annual report on this Form N-CSR.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule of Investments is included as part of the Report to Shareholders filed under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1)	Goldman Sachs Trust’s Code of Ethics for Principal Executive and Senior Financial Officers is incorporated by reference to Exhibit 13(a)(1) of the registrant’s Form N-CSR filed on May 5, 2020.

(a)(2)	Exhibit 99.CERT	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 filed herewith.

(a)(3)		Not applicable to open-end investment companies.

(a)(4)		There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Exhibit 99.906CERT	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Goldman Sachs Trust

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 2, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James A. McNamara

James A. McNamara
President/Chief Executive Officer
Goldman Sachs Trust

Date:	July 2, 2021

By:	/s/ Joseph F. DiMaria

Joseph F. DiMaria
Principal Financial Officer
Goldman Sachs Trust

Date:	July 2, 2021